                                                As filed pursuant to Rule 497
                                                under the Securities Act of 1933
                                                Registration No.  333-65953
                                                                  811-9003


                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
                         VARIABLE ANNUITY ACCOUNT SEVEN
                 SUPPLEMENT TO THE POLARIS II A-CLASS PROSPECTUS
                                DATED MAY 1, 2003

THIS SUPPLEMENT REPLACES THE SUPPLEMENT DATED DECEMBER 2, 2002.
THE DATE OF THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION IS CHANGED TO MAY 1, 2003.

THE FOLLOWING SUPPLEMENTS ANY DISCUSSION PERTAINING TO THE 1-YEAR FIXED ACCOUNT OPTION IN THE PROSPECTUS:
      If you purchase your contract on or after December 2, 2002, you may not allocate any Purchase Payments to or transfer into the one-year fixed account option. This restriction may not apply in certain states. Please check with your financial representative for availability.

THE FOLLOWING IS ADDED TO THE SECOND TO LAST PARAGRAPH UNDER DOLLAR COST
AVERAGING:
      If you purchase your contract on or after December 2, 2002 and you terminate your DCA program with money remaining in the DCA fixed accounts, we will transfer the remaining funds to the same target account(s) as previously designated by you, unless we receive different instructions from you.

THE NAMES OF THE FOLLOWING VARIABLE PORTFOLIOS HAVE BEEN CHANGED:
Federated Value Portfolio changed to Federated American Leaders Portfolio. MFS Growth & Income Portfolio changed to MFS Massachusetts Investors Trust Portfolio.
Putnam Growth Portfolio changed to Putnam Growth: Voyager Portfolio.

THE FOLLOWING REPLACES THE FEE TABLES AND EXAMPLES ON PAGES 5 - 8.

                                   FEE TABLES

The following describes the fees and expenses that you will pay at the time that you buy, transfer cash value between investment options or surrender the contract. If applicable, you may also be subject to state premium taxes.

MAXIMUM OWNER TRANSACTION EXPENSES

INVESTMENT AMOUNT (AS DEFINED IN SALES CHARGE SECTION)        SALES CHARGE AS A PERCENTAGE OF GROSS PURCHASE PAYMENT INVESTMENT*
------------------------------------------------------        ------------------------------------------------------------------
Less than $50,000                                             5.75%
$50,000 but less than $100,000                                4.75%
$100,000 but less than $250,000                               3.50%
$250,000 but less than $500,000                               2.50%
$500,000 but less than $1,000,000                             2.00%
$1,000,000 or more                                            0.50%**

* Your Gross Purchase Payment may qualify for a reduced sales charge. See EXPENSES section.

** A withdrawal charge of 0.50% applies to Gross Purchase Payments subject to a 0.50% sales charge if invested less than 12 months at the time of withdrawal.

TRANSFER FEE       No charge for the first 15 transfers each contract year; thereafter, the fee is $25
                   ($10 in Pennsylvania and Texas) per transfer

The following describes the fees and expenses that you will pay periodically during the time that you own the contract, not including underlying portfolio fees and expenses which are outlined in the next section.

CONTRACT MAINTENANCE FEE            NONE

SEPARATE ACCOUNT ANNUAL EXPENSES
(deducted daily as a percentage of your average daily net asset value)

Mortality and Expense Risk Fees                  1.37%
Distribution Expense Charge                      0.15%
Optional EstatePlus Fee(1)                       0.25%
Total Separate Account Annual Expenses           1.77%

(1) EstatePlus, an enhanced death benefit feature is optional. If you do not elect the EstatePlus feature, your total separate account annual expenses would be 1.52%.

                               PORTFOLIO EXPENSES

The following shows the minimum and maximum total operating expenses charged by the underlying portfolios of the Trusts before any waivers or reimbursements. More detail concerning Trusts' fees and expenses is contained in the prospectus for each the Trusts. Please read them carefully before investing.

Total Annual Trust Operating Expenses                                                          Minimum        Maximum
-------------------------------------                                                          -------        -------
(expenses that are deducted from Trust assets, including management fees, 12b-1 fees, and
other expenses)                                                                                0.52%          1.53%

                                EXPENSE EXAMPLES


These examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include owner transaction expenses, separate account annual expenses, fees for optional features and fees and expenses of the underlying portfolio of the Trusts.

The examples assume that you invest $10,000 in the contract for the time periods indicated. The examples also assume that your investment has a 5% return each year and assumes the maximum and minimum fees and expenses of the underlying portfolios of the Trusts are reflected. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

MAXIMUM EXPENSE EXAMPLES
(ASSUMING MAXIMUM SEPARATE ACCOUNT ANNUAL EXPENSES OF 1.77%, INCLUDING ESTATEPLUS AND INVESTMENT IN AN UNDERLYING PORTFOLIO WITH TOTAL EXPENSES OF 1.53%)

(1) If you surrender your contract at the end of the applicable time period and you elect the optional Estate Plus (0.25%) feature:

                 1 YEAR                      3 YEARS                      5 YEARS                       10 YEARS
                 ------                      -------                      -------                       --------
                  $826                       $1,345                        $1,890                        $3,368

(2) If you do not surrender your contract and you elect the optional Estate Plus (0.25%) feature:

                 1 YEAR                      3 YEARS                      5 YEARS                       10 YEARS
                 ------                      -------                      -------                       --------
                  $826                       $1,346                        $1,890                        $3,368

(3)   If you annuitize your contract:

                 1 YEAR                      3 YEARS                      5 YEARS                       10 YEARS
                 ------                      -------                      -------                       --------
                  $227                        $700                         $1,197                        $2,560

MINIMUM EXPENSE EXAMPLES
(ASSUMING MINIMUM SEPARATE ACCOUNT ANNUAL EXPENSES OF 1.52% AND INVESTMENT IN AN UNDERLYING PORTFOLIO WITH TOTAL EXPENSES OF 0.52%)

(1) If you surrender your contract at the end of the applicable time period and you do not elect any optional features:

                1 YEAR                      3 YEARS                      5 YEARS                       10 YEARS
                ------                      -------                      -------                       --------
                 $706                        $984                        $1,282                         $2,127

(2) If you do not surrender your contract and you do not elect any optional features:

                1 YEAR                      3 YEARS                      5 YEARS                       10 YEARS
                ------                      -------                      -------                       --------
                 $706                        $984                        $1,282                         $2,127

(3)   If you annuitize your contract:

                1 YEAR                      3 YEARS                      5 YEARS                       10 YEARS
                ------                      -------                      -------                       --------
                 $131                        $409                         $707                          $1,552

Date:  May 1, 2003

                Please keep this Supplement with your prospectus.


                                  Page 2 of 2

   THE TRUST PROSPECTUSES THAT ARE ATTACHED TO THIS PROSPECTUS ARE NO LONGER CURRENT. PLEASE REFER TO THE TRUST PROSPECTUSES DATED MAY 1, 2003 WHICH ARE
                           INCLUDED IN THIS PACKAGE.

                          [POLARIS(II) A - CLASS LOGO]

                                   PROSPECTUS

                               SEPTEMBER 30, 2002

Please read this prospectus carefully       FLEXIBLE PAYMENT DEFERRED ANNUITY CONTRACTS
before investing and keep it for                issued by
future reference. It contains               ANCHOR NATIONAL LIFE INSURANCE COMPANY
important information about the                 in connection with
Polaris(II) A-Class Variable Annuity.       VARIABLE ANNUITY ACCOUNT SEVEN
                                            The annuity has 46 investment choices -- 7 fixed account options and 39
To learn more about the annuity             Variable Portfolios listed below. The 7 fixed account options include
offered by this prospectus, you can         specified periods of 1, 3, 5, 7 and 10 years and DCA accounts for 6-month
obtain a copy of the Statement of           and 1-year periods. The 39 Variable Portfolios are part of the American
Additional Information ("SAI") dated        Funds Insurance Series ("AFT"), the Anchor Series Trust ("AST"), the Lord
September 30, 2002. The SAI is on           Abbett Series Fund, Inc. ("LAT"), the SunAmerica Series Trust ("SST") and
file with the Securities and Exchange       the Van Kampen Life Investment Trust ("VKT").
Commission ("SEC") and is
incorporated by reference into this         STOCKS:
prospectus. The Table of Contents of          MANAGED BY CAPITAL RESEARCH AND MANAGEMENT COMPANY
the SAI appears on page 27 of this               - American Funds Global Growth Portfolio                           AFT
prospectus. For a free copy of the               - American Funds Growth Portfolio                                  AFT
SAI, call us at (800) 445-SUN2 or                - American Funds Growth-Income Portfolio                           AFT
write to us at our Annuity Service            MANAGED BY ALLIANCE CAPITAL MANAGEMENT L.P.
Center, P.O. Box 54299, Los Angeles,             - Alliance Growth Portfolio                                        SST
California 90054-0299.                           - Global Equities Portfolio                                        SST
                                                 - Growth-Income Portfolio                                          SST
In addition, the SEC maintains a              MANAGED BY DAVIS ADVISERS
website (http://www.sec.gov) that                - Davis Venture Value Portfolio                                    SST
contains the SAI, materials                      - Real Estate Portfolio                                            SST
incorporated by reference and other           MANAGED BY FEDERATED INVESTORS L.P.
information filed electronically with            - Federated Value Portfolio                                        SST
the SEC by Anchor National.                      - Telecom Utility Portfolio                                        SST
                                              MANAGED BY GOLDMAN SACHS ASSET MANAGEMENT
Annuities involve risks, including               - Goldman Sachs Research Portfolio                                 SST
possible loss of principal. Annuities         MANAGED BY LORD, ABBETT & CO.
are not a deposit or obligation of,              - Lord Abbett Series Fund, Inc. -- Growth and Income Portfolio     LAT
or guaranteed or endorsed by, any                - Lord Abbett Series Fund, Inc. -- Mid-Cap Value Portfolio         LAT
bank. They are not Federally insured          MANAGED BY MASSACHUSETTS FINANCIAL SERVICES COMPANY
by the Federal Deposit Insurance                 - MFS Growth and Income Portfolio                                  SST
Corporation, the Federal Reserve                 - MFS Mid-Cap Growth Portfolio                                     SST
Board or any other agency.                    MANAGED BY PUTNAM INVESTMENT MANAGEMENT INC.
                                                 - Emerging Markets Portfolio                                       SST
                                                 - International Growth and Income Portfolio                        SST
                                                 - Putnam Growth Portfolio                                          SST
                                              MANAGED BY SUNAMERICA ASSET MANAGEMENT CORP.
                                                 - Aggressive Growth Portfolio                                      SST
                                                 - Blue Chip Growth Portfolio                                       SST
                                                 - "Dogs" of Wall Street Portfolio                                  SST
                                                 - Growth Opportunities Portfolio                                   SST
                                              MANAGED BY VAN KAMPEN/VAN KAMPEN ASSET MANAGEMENT INC.
                                                 - International Diversified Equities Portfolio                     SST
                                                 - Technology Portfolio                                             SST
                                                 - Van Kampen LIT Comstock Portfolio,
                                                   Class II Shares                                                  VKT
                                                 - Van Kampen LIT Emerging Growth Portfolio,
                                                   Class II Shares                                                  VKT
                                                 - Van Kampen LIT Growth and Income Portfolio,
                                                   Class II Shares                                                  VKT
                                              MANAGED BY WELLINGTON MANAGEMENT COMPANY LLP
                                                 - Capital Appreciation Portfolio                                   AST
                                                 - Growth Portfolio                                                 AST
                                            BALANCED:
                                              MANAGED BY CAPITAL RESEARCH AND MANAGEMENT COMPANY
                                                 - American Funds Asset Allocation Portfolio                        AFT
                                              MANAGED BY MASSACHUSETTS FINANCIAL SERVICES COMPANY
                                                 - MFS Total Return Portfolio                                       SST
                                              MANAGED BY SUNAMERICA ASSET MANAGEMENT CORP.
                                                 - SunAmerica Balanced Portfolio                                    SST
                                              MANAGED BY WM ADVISORS, INC.
                                                 - Asset Allocation Portfolio                                       SST
                                            BONDS:
                                              MANAGED BY FEDERATED INVESTORS L.P.
                                                 - Corporate Bond Portfolio                                         SST
                                              MANAGED BY GOLDMAN SACHS ASSET MANAGEMENT INT'L.
                                                 - Global Bond Portfolio                                            SST
                                              MANAGED BY SUNAMERICA ASSET MANAGEMENT CORP.
                                                 - High-Yield Bond Portfolio                                        SST
                                              MANAGED BY VAN KAMPEN
                                                 - Worldwide High Income Portfolio                                  SST
                                              MANAGED BY WELLINGTON MANAGEMENT COMPANY LLP
                                                 - Government & Quality Bond Portfolio                              AST
                                            CASH:
                                              MANAGED BY BANC OF AMERICA CAPITAL MANAGEMENT, LLC
                                                 - Cash Management Portfolio                                        SST

  THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION, NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY
 OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Anchor National Life Insurance Company is in the process of changing its name to AIG SunAmerica Life Assurance Company. We anticipate this process will take some time to implement in all jurisdictions where we do business. We expect the name change to be completed during 2003. To begin this process we officially changed the name in our state of domicile, Arizona. However, we continue to do business today, under the name Anchor National and will refer to the Company by that name throughout this prospectus. You will be notified when the name is changed to AIG SunAmerica Life Assurance Company and we are no longer doing business as Anchor National. Please keep in mind, this is a name change only and will not affect the substance of your contract.

----------------------------------------------------------------
----------------------------------------------------------------
                INCORPORATION OF CERTAIN DOCUMENTS BY REFERENCE
----------------------------------------------------------------
----------------------------------------------------------------

Anchor National's Annual Report on Form 10-K/A for the year ended December 31, 2001 is incorporated herein by reference.

All documents or reports filed by Anchor National under Section 13(a), 13(c), 14, or 15(d) of the Securities Exchange Act of 1934, as amended (the "Exchange Act") after the effective date of this prospectus are also incorporated by reference. Statements contained in this prospectus and subsequently filed documents which are incorporated by reference or deemed to be incorporated by reference are deemed to modify or supersede documents incorporated herein by reference.

Anchor National files its Exchange Act documents and reports, including its annual and quarterly reports on Form 10-K and Form 10-Q, electronically pursuant to EDGAR under CIK No. 0000006342.

Anchor National is subject to the informational requirements of the Securities and Exchange Act of 1934 (as amended). We file reports and other information with the SEC to meet those requirements. You can inspect and copy this information at SEC public facilities at the following locations:

WASHINGTON, DISTRICT OF COLUMBIA
450 Fifth Street, N.W., Room 1024
Washington, D.C. 20549

CHICAGO, ILLINOIS
500 West Madison Street
Chicago, IL 60661

NEW YORK, NEW YORK
233 Broadway
New York, N.Y. 10279

To obtain copies by mail contact the Washington, D.C. location. After you pay the fees as prescribed by the rules and regulations of the SEC, the required documents are mailed.

Registration statements under the Securities Act of 1933, as amended, related to the contracts offered by this prospectus are on file with the SEC. This prospectus does not contain all of the information contained in the registration statements and exhibits. For further information regarding the separate account, Anchor National and its general account, the Variable Portfolios and the contract, please refer to the registration statements and exhibits.

The SEC also maintains a website (http://www.sec.gov) that contains the SAI, materials incorporated by reference and other information filed electronically with the SEC by Anchor National.

Anchor National will provide without charge to each person to whom this prospectus is delivered, upon written or oral request, a copy of the above documents incorporated by reference. Requests for these documents should be directed to Anchor National's Annuity Service Center, as follows:

       Anchor National Life Insurance Company
       Annuity Service Center
       P.O. Box 54299
       Los Angeles, California 90054-0299
       Telephone Number: (800) 445-SUN2

----------------------------------------------------------------
----------------------------------------------------------------
         SECURITIES AND EXCHANGE COMMISSION POSITION ON INDEMNIFICATION
----------------------------------------------------------------
----------------------------------------------------------------

Indemnification for liabilities arising under the Securities Act of 1933 (the "Act") is provided to Anchor National's officers, directors and controlling persons. The SEC has advised that it believes such indemnification is against public policy under the Act and unenforceable. If a claim for indemnification against such liabilities (other than for Anchor National's payment of expenses incurred or paid by its directors, officers or controlling persons in the successful defense of any legal action) is asserted by a director, officer or controlling person of Anchor National in connection with the securities registered under this prospectus, Anchor National will submit to a court with jurisdiction to determine whether the indemnification is against public policy under the Act. Anchor National will be governed by final judgment of the issue. However, if in the opinion of Anchor National's counsel this issue has been determined by controlling precedent, Anchor National will not submit the issue to a court for determination.

 ------------------------------------------------------------------
 ------------------------------------------------------------------
                         TABLE OF CONTENTS
 ------------------------------------------------------------------
 ------------------------------------------------------------------
 INCORPORATION OF CERTAIN DOCUMENTS BY REFERENCE.............     2
 SECURITIES AND EXCHANGE COMMISSION POSITION ON
   INDEMNIFICATION...........................................     2
 GLOSSARY....................................................     3
 HIGHLIGHTS..................................................     4
 FEE TABLES..................................................     5
       Owner Transaction Expenses............................     5
       Sales Charge..........................................     5
       Transfer Fee..........................................     5
       Contract Maintenance Fee..............................     5
       Annual Separate Account Expenses......................     5
       Optional EstatePlus Fee...............................     5
       Portfolio Expenses....................................     5
 EXAMPLES....................................................     7
 THE POLARIS(II) A-CLASS VARIABLE ANNUITY....................     8
 PURCHASING A POLARIS(II) A-CLASS VARIABLE ANNUITY...........     9
       Allocation of Purchase Payments.......................     9
       Accumulation Units....................................    10
       Free Look.............................................    10
 INVESTMENT OPTIONS..........................................    10
       Variable Portfolios...................................    10
           Anchor Series Trust...............................    10
           SunAmerica Series Trust...........................    10
           Lord Abbett Series Fund, Inc......................    11
           Van Kampen Life Investment Trust..................    11
           American Funds Insurance Series...................    11
       Fixed Account Options.................................    11
       Market Value Adjustment ("MVA").......................    12
       Transfers During the Accumulation Phase...............    12
       Dollar Cost Averaging.................................    13
       Asset Allocation Rebalancing Program..................    14
       Principal Advantage Program...........................    14
       Voting Rights.........................................    14
       Substitution..........................................    15
 ACCESS TO YOUR MONEY........................................    15
       Systematic Withdrawal Program.........................    15
       Minimum Contract Value................................    15
 DEATH BENEFIT...............................................    15
       Purchase Payment Accumulation Option..................    16
       Maximum Anniversary Option............................    16
       EstatePlus............................................    17
       Spousal Continuation..................................    17
 EXPENSES....................................................    18
       Insurance Charges.....................................    18
       Sales Charge..........................................    18
       Reducing Your Sales Charges...........................    19
       Letter of Intent......................................    19
       Rights of Accumulation................................    19
       Purchase Payments Subject to a Withdrawal Charge......    20
       Investment Charges....................................    20
       Transfer Fee..........................................    20
       Optional EstatePlus Fee...............................    20
       Premium Tax...........................................    20
       Income Taxes..........................................    21
       Reduction or Elimination of Charges and Expenses, and
         Additional Amounts Credited.........................    21
 INCOME OPTIONS..............................................    21
       Annuity Date..........................................    21
       Income Options........................................    21
       Fixed or Variable Income Payments.....................    22
       Income Payments.......................................    22
       Transfers During the Income Phase.....................    22
       Deferment of Payments.................................    22
       The Income Protector Feature..........................    22
 TAXES.......................................................    23
       Annuity Contracts in General..........................    23
       Tax Treatment of Distributions - Non-qualified
         Contracts...........................................    24
       Tax Treatment of Distributions - Qualified
         Contracts...........................................    24
       Minimum Distributions.................................    24
       Tax Treatment of Death Benefits.......................    25
       Contracts Owned by a Trust or Corporation.............    25
       Gifts, Pledges and/or Assignments of a Non-Qualified
         Contract............................................    25
       Diversification.......................................    25
 PERFORMANCE.................................................    25
 OTHER INFORMATION...........................................    26
       Anchor National.......................................    26
       The Separate Account..................................    26
       The General Account...................................    26
       Distribution of the Contract..........................    26
       Administration........................................    26
       Legal Proceedings.....................................    27
       Ownership.............................................    27
       Custodian.............................................    27
       Independent Accountants...............................    27
       Registration Statement................................    27
 TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL
   INFORMATION...............................................    27
 APPENDIX A -- CONDENSED FINANCIAL INFORMATION...............   A-1
 APPENDIX B -- MARKET VALUE ADJUSTMENT ("MVA")...............   B-1
 APPENDIX C -- DEATH BENEFITS FOLLOWING SPOUSAL
   CONTINUATION..............................................   C-1
 APPENDIX D -- PREMIUM TAXES.................................   D-1
 APPENDIX E -- HYPOTHETICAL EXAMPLE OF THE OPERATION OF THE
   INCOME PROTECTOR FEATURE..................................   E-1
 ------------------------------------------------------------------
 ------------------------------------------------------------------
                              GLOSSARY
 ------------------------------------------------------------------
 ------------------------------------------------------------------
 We have capitalized some of the technical terms used in this prospectus. To help you understand these terms, we have defined them in this glossary.
 ACCUMULATION PHASE - The period during which you invest money in your contract.
 ACCUMULATION UNITS - A measurement we use to calculate the value of the variable portion of your contract during the Accumulation
 Phase.
 ANNUITANT(S) - The person(s) on whose life (lives) we base income payments.
 ANNUITY DATE - The date on which income payments are to begin, as selected by you.
 ANNUITY UNITS - A measurement we use to calculate the amount of income payments you receive from the variable portion of your contract during the Income Phase.
 BENEFICIARY - The person designated to receive any benefits under the contract if you or the Annuitant dies.
 GROSS PURCHASE PAYMENTS - The money you give us to buy the
 contract, as well as any additional money you give us to invest in the contract after you own it. Gross Purchase Payments do not reflect the reduction of the sales charge.
 INCOME PHASE - The period during which we make income payments to you.
 IRS - The Internal Revenue Service.
 NON-QUALIFIED (CONTRACT) - A contract purchased with after-tax dollars. In general, these contracts are not under any pension plan, specially sponsored program or individual retirement account
 ("IRA").
 PURCHASE PAYMENTS - The portion of your Gross Purchase Payments which we invest in your contract. We calculate this amount by deducting the applicable sales charge from your Gross Purchase
 Payments.
 QUALIFIED (CONTRACT) - A contract purchased with pre-tax dollars.
 These contracts are generally purchased under a pension plan, specially sponsored program or IRA.
 TRUSTS - Refers to the American Funds Insurance Series, the Anchor
 Series Trust, the Lord Abbett Series Fund, Inc., the SunAmerica
 Series Trust and the Van Kampen Life Investment Trust
 collectively.
 VARIABLE PORTFOLIO(S) - The variable investment options available under the contract. Each Variable Portfolio has its own investment objective and is invested in the underlying investments of the
 American Funds Insurance Series, the Anchor Series Trust, the Lord
 Abbett Series Fund, Inc., the SunAmerica Series Trust and the Van
 Kampen Life Investment Trust.

ALL FINANCIAL REPRESENTATIVES THAT SELL THE CONTRACTS OFFERED BY THIS PROSPECTUS
                     ARE REQUIRED TO DELIVER A PROSPECTUS.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   HIGHLIGHTS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

The Polaris(II) A-Class Variable Annuity is a contract between you and Anchor National Life Insurance Company ("Anchor National"). It is designed to help you invest on a tax-deferred basis and meet long-term financial goals. There are minimum Purchase Payment amounts required to purchase a contract. Purchase Payments may be invested in a variety of variable and fixed account options. Like all deferred annuities, the contract has an Accumulation Phase and an Income Phase. During the Accumulation Phase, you invest money in your contract. The Income Phase begins when you start receiving income payments from your annuity to provide for your retirement.

FREE LOOK: You may cancel your contract within 10 days after receiving it (or whatever period is required in your state). You will receive whatever your contract is worth on the day that we receive your request plus any sales charge we deducted. The amount refunded may be more or less than your original Purchase Payment. We will return your original Purchase Payment if required by law. Please see PURCHASING A POLARIS(II) A-CLASS VARIABLE ANNUITY in the prospectus.

EXPENSES: There are fees and charges associated with the contract. We deduct insurance charges which equal 0.85% annually of the average daily value of your contract allocated to the Variable Portfolios. There are investment charges on amounts invested in the Variable Portfolios. If you elect optional features available under the contract we may charge additional fees for those features. We apply an up-front sales charge against Gross Purchase Payments you make to your contract. The sales charge equals a percentage of each Gross Purchase Payment and varies with your investment amount. Please see the FEE TABLE, PURCHASING A POLARIS(II) A-CLASS VARIABLE ANNUITY and EXPENSES in the prospectus.

ACCESS TO YOUR MONEY: You may withdraw money from your contract during the Accumulation Phase. If you do so, earnings are deemed to be withdrawn first. You will pay income taxes on earnings and untaxed contributions when you withdraw them. Payments received during the Income Phase are considered partly a return of your original investment. A federal tax penalty may apply if you make withdrawals before age 59 1/2. Please see ACCESS TO YOUR MONEY and TAXES in the prospectus.

DEATH BENEFIT: A death benefit feature is available under the contract to protect your Beneficiaries in the event of your death during the Accumulation Phase. Please see DEATH BENEFITS in the prospectus.

INCOME OPTIONS: When you are ready to begin taking income, you can choose to receive income payments on a variable basis, fixed basis or a combination of both. You may also chose from five different income options, including an option for income that you cannot outlive. Please see INCOME OPTIONS in the prospectus.

INQUIRIES: If you have questions about your contract call your financial advisor or contact us at Anchor National Life Insurance Company Annuity Service Center P.O. Box 54299 Los Angeles, California 90054-0299. Telephone Number: (800) 445-SUN2.

ANCHOR NATIONAL OFFERS SEVERAL VARIABLE ANNUITY PRODUCTS TO MEET THE DIVERSE NEEDS OF OUR INVESTORS. EACH PRODUCT MAY PROVIDE DIFFERENT FEATURES AND BENEFITS OFFERED AT DIFFERENT FEES, CHARGES AND EXPENSES. WHEN WORKING WITH YOUR FINANCIAL ADVISOR TO DETERMINE THE BEST PRODUCT TO MEET YOUR NEEDS, YOU SHOULD CONSIDER, AMONG OTHER THINGS, WHETHER THE FEATURES OF THIS CONTRACT AND THE RELATED FEES PROVIDE THE MOST APPROPRIATE PACKAGE TO HELP YOU MEET YOUR LONG-TERM RETIREMENT SAVINGS GOALS.

  PLEASE READ THE PROSPECTUS CAREFULLY FOR MORE DETAILED INFORMATION REGARDING THESE AND OTHER FEATURES AND BENEFITS OF THE CONTRACT, AS WELL AS THE RISKS OF
                                   INVESTING.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   FEE TABLES
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                            OWNER TRANSACTION EXPENSES

  SALES CHARGE

                                               SALES CHARGE AS A
      INVESTMENT AMOUNT (AS DEFINED           PERCENTAGE OF GROSS
   IN SALES CHARGE SECTION ON PAGE 18)     PURCHASE PAYMENT INVESTED*
                                           --------------------------
--------------------------------
 Less than $50,000........................           5.75%
 $50,000 but less than $100,000...........           4.75%
 $100,000 but less than $250,000..........           3.50%
 $250,000 but less than $500,000..........           2.50%
 $500,000 but less than $1,000,000........           2.00%
 $1,000,000 or more.......................          0.50%**

 * Your Gross Purchase Payment may qualify for a reduced sales charge. SEE EXPENSES SECTION ON PAGE 19.
** A withdrawal charge of 0.50% applies to Gross Purchase Payments subject to a 0.50% sales charge if invested less than 12 months at the time of withdrawal.

 TRANSFER FEE.......................... No charge for first 15 transfers each year; thereafter, fee is $25
                                        ($10 in Pennsylvania and Texas)
                                        per transfer

  CONTRACT MAINTENANCE FEE . . . . . . . . . . . . . . . . . . .            None
  ANNUAL SEPARATE ACCOUNT EXPENSES
  (AS A PERCENTAGE OF YOUR DAILY NET ASSET VALUE)

  Mortality and Expense Risk Charge.........................  0.70%
  Distribution Expense Charge...............................  0.15%
                                                              -----
     TOTAL SEPARATE ACCOUNT EXPENSES........................  0.85%
                                                              =====

 OPTIONAL ESTATEPLUS FEE
 (ESTATEPLUS, AN ENHANCED DEATH BENEFIT FEATURE, IS OPTIONAL AND IF ELECTED, THE FEE IS AN ANNUALIZED CHARGE THAT IS DEDUCTED DAILY.)

  Fee as a percentage of your daily net asset value.......  0.25%
                                                            -----

                               PORTFOLIO EXPENSES
                              ANCHOR SERIES TRUST
(AS A PERCENTAGE OF AVERAGE NET ASSETS AFTER REIMBURSEMENT OR WAIVER OF EXPENSES
              FOR THE TRUST'S FISCAL YEAR ENDED DECEMBER 31, 2001)

                                                              MANAGEMENT         OTHER        TOTAL ANNUAL
                         PORTFOLIO                                FEE          EXPENSES         EXPENSES
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Capital Appreciation                                             0.70%           0.05%            0.75%
-----------------------------------------------------------------------------------------------------------
Gov't & Quality Bond                                             0.58%           0.06%            0.64%
-----------------------------------------------------------------------------------------------------------
Growth                                                           0.67%           0.05%            0.72%
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

                            SUNAMERICA SERIES TRUST
(AS A PERCENTAGE OF AVERAGE NET ASSETS AFTER REIMBURSEMENT OR WAIVER OF EXPENSES
              FOR THE TRUST'S FISCAL YEAR ENDED JANUARY 31, 2002)

                                                              MANAGEMENT         OTHER        TOTAL ANNUAL
                         PORTFOLIO                                FEE          EXPENSES         EXPENSES
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Aggressive Growth                                                0.68%           0.07%            0.75%
-----------------------------------------------------------------------------------------------------------
Alliance Growth                                                  0.60%           0.05%            0.65%
-----------------------------------------------------------------------------------------------------------
Asset Allocation                                                 0.59%           0.07%            0.66%
-----------------------------------------------------------------------------------------------------------
Blue Chip Growth(1)                                              0.70%           0.15%            0.85%
-----------------------------------------------------------------------------------------------------------
Cash Management                                                  0.48%           0.04%            0.52%
-----------------------------------------------------------------------------------------------------------
Corporate Bond                                                   0.60%           0.07%            0.67%
-----------------------------------------------------------------------------------------------------------
Davis Venture Value                                              0.71%           0.05%            0.76%
-----------------------------------------------------------------------------------------------------------
Dogs of Wall Street                                              0.60%           0.11%            0.71%
-----------------------------------------------------------------------------------------------------------
Emerging Markets                                                 1.25%           0.28%            1.53%
-----------------------------------------------------------------------------------------------------------
Federated Value                                                  0.69%           0.07%            0.76%
-----------------------------------------------------------------------------------------------------------
Global Bond                                                      0.68%           0.13%            0.81%
-----------------------------------------------------------------------------------------------------------
Global Equities                                                  0.72%           0.15%            0.87%
-----------------------------------------------------------------------------------------------------------
Goldman Sachs Research(1)                                        1.20%           0.15%            1.35%
-----------------------------------------------------------------------------------------------------------
Growth-Income                                                    0.53%           0.05%            0.58%
-----------------------------------------------------------------------------------------------------------
Growth Opportunities(1)                                          0.75%           0.25%            1.00%
-----------------------------------------------------------------------------------------------------------
High-Yield Bond                                                  0.63%           0.08%            0.71%
-----------------------------------------------------------------------------------------------------------
International Diversified Equities                               1.00%           0.23%            1.23%
-----------------------------------------------------------------------------------------------------------
International Growth and Income                                  0.95%           0.25%            1.20%
-----------------------------------------------------------------------------------------------------------
MFS Growth and Income                                            0.70%           0.08%            0.78%
-----------------------------------------------------------------------------------------------------------
MFS Mid-Cap Growth                                               0.75%           0.07%            0.82%
-----------------------------------------------------------------------------------------------------------
MFS Total Return                                                 0.66%           0.07%            0.73%
-----------------------------------------------------------------------------------------------------------
Putnam Growth                                                    0.77%           0.05%            0.82%
-----------------------------------------------------------------------------------------------------------
Real Estate                                                      0.80%           0.12%            0.92%
-----------------------------------------------------------------------------------------------------------
SunAmerica Balanced                                              0.60%           0.06%            0.66%
-----------------------------------------------------------------------------------------------------------
Technology                                                       1.20%           0.25%            1.45%
-----------------------------------------------------------------------------------------------------------
Telecom Utility(2)                                               0.75%           0.10%            0.85%
-----------------------------------------------------------------------------------------------------------
Worldwide High Income(2)                                         1.00%           0.11%            1.11%
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

 (1) For this portfolio, the advisor, SunAmerica Asset Management Corp., has voluntarily agreed to waive fees or expenses, if necessary, to keep operating expenses at or below established maximum amounts. All waivers or reimbursements may be terminated at any time. Only certain portfolios relied on these waivers and/or reimbursements during this fiscal year. Absent fee waivers or reimbursement of expenses by the adviser or custody credits, you would have incurred the following expenses during the last fiscal year: Blue Chip Growth 1.16%; Goldman Sachs Research 1.49%; and Growth Opportunities 1.19%.
 (2) Gross of custody credits of 0.01%.

                        VAN KAMPEN LIFE INVESTMENT TRUST
(AS A PERCENTAGE OF AVERAGE NET ASSETS AFTER REIMBURSEMENT OR WAIVER OF EXPENSES
              FOR THE TRUST'S FISCAL YEAR ENDED DECEMBER 31, 2001)

                                                                               SERVICE                         TOTAL
                                                              MANAGEMENT       (12b-1)        OTHER           ANNUAL
PORTFOLIO                                                         FEE            FEE        EXPENSES         EXPENSES
---------                                                     -----------      -------      ---------      -------------
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Comstock(1)..................................     0.60%          0.25%         0.21%            1.06%
------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Emerging Growth(2)...........................     0.70%          0.25%         0.06%            1.01%
------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Growth and Income(3).........................     0.60%          0.25%         0.15%            1.00%
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

   (1) Van Kampen Life Investment Trust Comstock Portfolio, Class II Shares
   (2) Van Kampen Life Investment Trust Emerging Growth Portfolio, Class II
       Shares
   (3) Van Kampen Life Investment Trust Growth and Income Portfolio, Class II Shares

                         LORD ABBETT SERIES FUND, INC.
(AS A PERCENTAGE OF NET ASSETS AFTER REIMBURSEMENT OR WAIVER OF EXPENSES FOR THE
                  TRUST'S FISCAL YEAR ENDED DECEMBER 31, 2001)

                                                                                                  TOTAL
                                                              MANAGEMENT         OTHER           ANNUAL
PORTFOLIO                                                         FEE          EXPENSES         EXPENSES
---------                                                     -----------      ---------      -------------
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund, Inc. - Growth and Income*..........     0.50%           0.47%            0.97%
-----------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund, Inc. - Mid-Cap Value*..............     0.75%           0.35%            1.10%
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

   * The Growth and Income and Mid-Cap Value Portfolios have each established non-12b-1 service fee arrangements which are reflected under "Other Expenses". The information in the chart above relating to the Mid-Cap Value Portfolio has been restated to reflect the fees and expenses that will be applicable during 2002. For the year 2001, Lord, Abbett & Co. (Lord Abbett) voluntarily waived a portion of its management fees of 0.75% of average daily net assets of the Mid-Cap Value Portfolio and subsidized a portion of the Mid-Cap Value Portfolio's expenses to the extent necessary to maintain the Portfolio's "Other Expenses" at an aggregate of 0.35% of its average daily net assets. Absent any waivers and reimbursements the total annual gross fund expenses for the Mid-Cap Value Portfolio would have been 1.20% for the year 2001. For the year 2002, Lord Abbett does not intend to waive its management fees for the Mid-Cap Value Portfolio but has contractually agreed to continue to reimburse a portion of the Mid-Cap Value Portfolio's expenses to the extent necessary to maintain the Portfolio's "Other Expenses" at an aggregate of 0.35% of its average daily net assets.

                        AMERICAN FUNDS INSURANCE SERIES
(AS A PERCENTAGE OF AVERAGE NET ASSETS AFTER REIMBURSEMENT OR WAIVER OF EXPENSES
              FOR THE TRUST'S FISCAL YEAR ENDED DECEMBER 31, 2001)

                                                                               SERVICE                      TOTAL
                                                              MANAGEMENT       (12B-1)         OTHER       ANNUAL
PORTFOLIO                                                         FEE            FEE         EXPENSES     EXPENSES
---------                                                     -----------      --------      ---------    ---------
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
American Funds Asset Allocation+............................     0.43%           0.25%         0.02%        0.70%
-------------------------------------------------------------------------------------------------------------------
American Funds Global Growth+...............................     0.66%           0.25%         0.04%        0.95%
-------------------------------------------------------------------------------------------------------------------
American Funds Growth+......................................     0.37%           0.25%         0.01%        0.63%
-------------------------------------------------------------------------------------------------------------------
American Funds Growth-Income+...............................     0.33%           0.25%         0.02%        0.60%
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------

   + Separate investment of American Funds Insurance Series, Class 2 Shares.

     THE ABOVE PORTFOLIO EXPENSES WERE PROVIDED BY THE TRUSTS. WE HAVE NOT
            INDEPENDENTLY VERIFIED THE ACCURACY OF THE INFORMATION.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                    EXAMPLES
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

You will pay the following expenses on a $1,000 investment in each Variable Portfolio, assuming a 5% annual return on assets and a sales charge of 5.75% as well as investment management expenses after waiver, reimbursement or recoupment (assuming the waiver, reimbursement or recoupment will continue for the period shown), if applicable. At the 5.75% sales charge level, we do not deduct any additional fees or charges when you surrender your contract.*

(a) If you elect the optional EstatePlus benefit.

(b) If you do not elect the optional EstatePlus benefit.

                                                              1 YEAR      3 YEARS     5 YEARS     10 YEARS
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Capital Appreciation                                           (a) $76    (a) $113    (a) $153    (a) $263
                                                               (b) $73    (b) $106    (b) $140    (b) $237
-----------------------------------------------------------------------------------------------------------
Government and Quality Bond                                    (a) $75    (a) $110    (a) $147    (a) $252
                                                               (b) $72    (b) $102    (b) $135    (b) $226
-----------------------------------------------------------------------------------------------------------
Growth                                                         (a) $75    (a) $112    (a) $151    (a) $260
                                                               (b) $73    (b) $105    (b) $139    (b) $235
-----------------------------------------------------------------------------------------------------------
Aggressive Growth                                              (a) $76    (a) $113    (a) $153    (a) $263
                                                               (b) $73    (b) $106    (b) $140    (b) $237
-----------------------------------------------------------------------------------------------------------
Alliance Growth                                                (a) $75    (a) $110    (a) $148    (a) $253
                                                               (b) $72    (b) $103    (b) $135    (b) $227
-----------------------------------------------------------------------------------------------------------
Asset Allocation                                               (a) $75    (a) $110    (a) $148    (a) $254
                                                               (b) $72    (b) $103    (b) $136    (b) $228
-----------------------------------------------------------------------------------------------------------
Blue Chip Growth                                               (a) $77    (a) $116    (a) $157    (a) $273
                                                               (b) $74    (b) $109    (b) $145    (b) $248
-----------------------------------------------------------------------------------------------------------
Cash Management                                                (a) $74    (a) $106    (a) $141    (a) $239
                                                               (b) $71    (b) $ 99    (b) $129    (b) $213
-----------------------------------------------------------------------------------------------------------
Corporate Bond                                                 (a) $75    (a) $111    (a) $149    (a) $255
                                                               (b) $73    (b) $103    (b) $136    (b) $229
-----------------------------------------------------------------------------------------------------------
Davis Venture Value                                            (a) $76    (a) $113    (a) $153    (a) $264
                                                               (b) $73    (b) $106    (b) $141    (b) $238
-----------------------------------------------------------------------------------------------------------
"Dogs" of Wall Street                                          (a) $75    (a) $112    (a) $151    (a) $259
                                                               (b) $73    (b) $104    (b) $138    (b) $233
-----------------------------------------------------------------------------------------------------------
Emerging Market                                                (a) $83    (a) $135    (a) $190    (a) $338
                                                               (b) $81    (b) $128    (b) $178    (b) $315
-----------------------------------------------------------------------------------------------------------
Federated Value                                                (a) $76    (a) $113    (a) $153    (a) $264
                                                               (b) $73    (b) $106    (b) $141    (b) $238
-----------------------------------------------------------------------------------------------------------
Global Bond                                                    (a) $76    (a) $115    (a) $155    (a) $269
                                                               (b) $74    (b) $107    (b) $143    (b) $244
-----------------------------------------------------------------------------------------------------------
Global Equities                                                (a) $77    (a) $116    (a) $158    (a) $275
                                                               (b) $74    (b) $109    (b) $146    (b) $250
-----------------------------------------------------------------------------------------------------------
Goldman Sachs Research                                         (a) $82    (a) $130    (a) $181    (a) $321
                                                               (b) $79    (b) $123    (b) $169    (b) $297
-----------------------------------------------------------------------------------------------------------
Growth-Income                                                  (a) $74    (a) $108    (a) $144    (a) $246
                                                               (b) $72    (b) $101    (b) $132    (b) $220
-----------------------------------------------------------------------------------------------------------
Growth Opportunities                                           (a) $78    (a) $120    (a) $165    (a) $288
                                                               (b) $76    (b) $113    (b) $153    (b) $263
-----------------------------------------------------------------------------------------------------------
High-Yield Bond                                                (a) $75    (a) $112    (a) $151    (a) $259
                                                               (b) $73    (b) $104    (b) $138    (b) $233
-----------------------------------------------------------------------------------------------------------
International Diversified Equities                             (a) $80    (a) $127    (a) $176    (a) $310
                                                               (b) $78    (b) $120    (b) $164    (b) $286
-----------------------------------------------------------------------------------------------------------
International Growth & Income                                  (a) $80    (a) $126    (a) $174    (a) $307
                                                               (b) $78    (b) $119    (b) $162    (b) $283
-----------------------------------------------------------------------------------------------------------
MFS Growth & Income                                            (a) $76    (a) $114    (a) $154    (a) $266
                                                               (b) $74    (b) $107    (b) $142    (b) $240
-----------------------------------------------------------------------------------------------------------
MFS Mid-Cap                                                    (a) $76    (a) $115    (a) $156    (a) $270
                                                               (b) $74    (b) $108    (b) $144    (b) $245
-----------------------------------------------------------------------------------------------------------
MFS Total Return                                               (a) $76    (a) $112    (a) $152    (a) $261
                                                               (b) $73    (b) $105    (b) $139    (b) $235
-----------------------------------------------------------------------------------------------------------
Putnam Growth                                                  (a) $76    (a) $115    (a) $156    (a) $270
                                                               (b) $74    (b) $108    (b) $144    (b) $245
-----------------------------------------------------------------------------------------------------------
Real Estate                                                    (a) $77    (a) $118    (a) $161    (a) $280
                                                               (b) $75    (b) $111    (b) $149    (b) $255
-----------------------------------------------------------------------------------------------------------

                                                              1 YEAR      3 YEARS     5 YEARS     10 YEARS
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
SunAmerica Balanced                                            (a) $75    (a) $110    (a) $148    (a) $254
                                                               (b) $72    (b) $103    (b) $136    (b) $228
-----------------------------------------------------------------------------------------------------------
Technology                                                     (a) $83    (a) $133    (a) $186    (a) $331
                                                               (b) $80    (b) $126    (b) $174    (b) $307
-----------------------------------------------------------------------------------------------------------
Telecom Utility                                                (a) $77    (a) $116    (a) $157    (a) $273
                                                               (b) $74    (b) $109    (b) $145    (b) $248
-----------------------------------------------------------------------------------------------------------
Worldwide High Income                                          (a) $79    (a) $123    (a) $170    (a) $298
                                                               (b) $77    (b) $116    (b) $158    (b) $274
-----------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund, Inc. -- Growth and Income             (a) $78    (a) $119    (a) $163    (a) $285
                                                               (b) $75    (b) $112    (b) $151    (b) $260
-----------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund, Inc. -- MidCap Value                  (a) $79    (a) $123    (a) $169    (a) $297
                                                               (b) $77    (b) $116    (b) $157    (b) $273
-----------------------------------------------------------------------------------------------------------
Van Kampen LIT Comstock, Class II Shares                       (a) $79    (a) $122    (a) $168    (a) $293
                                                               (b) $76    (b) $115    (b) $155    (b) $269
-----------------------------------------------------------------------------------------------------------
Van Kampen LIT Emerging Growth, Class II Shares                (a) $78    (a) $120    (a) $165    (a) $289
                                                               (b) $76    (b) $113    (b) $153    (b) $264
-----------------------------------------------------------------------------------------------------------
Van Kampen LIT Growth and Income, Class II Shares              (a) $78    (a) $120    (a) $165    (a) $288
                                                               (b) $76    (b) $113    (b) $153    (b) $263
-----------------------------------------------------------------------------------------------------------
American Funds Asset Allocation                                (a) $75    (a) $111    (a) $150    (a) $258
                                                               (b) $73    (b) $104    (b) $138    (b) $232
-----------------------------------------------------------------------------------------------------------
American Funds Global Growth                                   (a) $78    (a) $119    (a) $162    (a) $283
                                                               (b) $75    (b) $111    (b) $150    (b) $258
-----------------------------------------------------------------------------------------------------------
American Funds Growth                                          (a) $75    (a) $109    (a) $147    (a) $251
                                                               (b) $72    (b) $102    (b) $134    (b) $225
-----------------------------------------------------------------------------------------------------------
American Funds Growth-Income                                   (a) $74    (a) $109    (a) $145    (a) $248
                                                               (b) $72    (b) $101    (b) $133    (b) $222
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

* We do not currently charge a withdrawal charge upon annuitization, unless the contract is annuitized using the Income Protector feature. We assess any applicable withdrawal charge upon annuitization under the Income Protector feature assuming a full surrender of your contract.

EXPLANATION OF FEE TABLES AND EXAMPLES

1. The purpose of the Fee Tables is to show you the various expenses you would incur directly and indirectly by investing in the contract. The tables represented both fees at the separate account (contract) level as well as portfolio company investment management fees. Additional information on the portfolio company fees can be found in the Trust prospectuses located behind this prospectus.

2. For certain Variable Portfolios, the adviser, SunAmerica Asset Management Corp., has voluntarily agreed to waive fees or reimburse certain expenses, if necessary, to keep annual operating expenses at or below the lesser of the maximum allowed by any applicable state expense limitations or the following percentages of each Variable Portfolio's average net assets: Blue Chip Growth 0.85%; Goldman Sachs Research 1.35%; Growth Opportunities 1.00%. The adviser also may voluntarily waive or reimburse additional amounts to increase a Variable Portfolio's investment return. All waivers and/or reimbursements may be terminated at any time. Furthermore, the adviser may recoup any waivers or reimbursements within two years after such waivers or reimbursements are granted, provided that the Variable Portfolio is able to make such payment and remain in compliance with the foregoing expense limitations.

3. In addition to the stated assumptions, the Examples also assume an Insurance Charge of 0.85% and that no transfer fees were imposed. Although premium taxes may apply in certain states, they are not reflected in the Examples.

4. THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

  THE HISTORICAL ACCUMULATION VALUES ARE CONTAINED IN APPENDIX A -- CONDENSED
                             FINANCIAL INFORMATION.

----------------------------------------------------------------
----------------------------------------------------------------
                    THE POLARIS(II) A-CLASS VARIABLE ANNUITY
----------------------------------------------------------------
----------------------------------------------------------------

An annuity is a contract between you and an insurance company. You are the owner of the contract. The contract provides three main benefits:

     - Tax Deferral: This means that you do not pay taxes on your earnings from the annuity until you withdraw them.

     - Death Benefit: If you die during the Accumulation Phase, the insurance company pays a death benefit to your Beneficiary.

     - Guaranteed Income: If elected, you receive a stream of income for your lifetime, or another available period you select.

Tax-qualified retirement plans (e.g., IRAs, 401(k) or 403(b) plans) defer payment of taxes on earnings until withdrawal. If you are considering funding a tax-qualified retirement plan with an annuity, you should know that an annuity does not provide any additional tax deferral treatment of earnings beyond the treatment provided by the tax-qualified retirement plan itself. However, annuities do provide other features and benefits which may be valuable to you. You should fully discuss your purchase decision with your financial representative.

This annuity was developed to help you contribute to your retirement savings. This annuity works in two stages, the Accumulation Phase and the Income Phase. Your contract is in the Accumulation Phase during the period when you make payments into the contract. The Income Phase begins when you request us to start making income payments to you out of the money accumulated in your contract.

The contract is called a "variable" annuity because it allows you to invest in portfolios which, like mutual funds, vary with market conditions. You can gain or lose money if you invest in these Variable Portfolios. The amount of money you accumulate in your contract depends on the performance of the Variable Portfolios in which you invest. This contract currently offers 39 Variable Portfolios.

The contract also offers seven fixed account options for varying time periods. Fixed account options earn interest at a rate set and guaranteed by Anchor National. If you allocate money to the fixed account options, the amount of money that accumulates in the contract depends on the total interest credited to the particular fixed account option(s) in which you invest.

For more information on investment options available under this contract SEE INVESTMENT OPTIONS ON PAGE 10.

This annuity is designed to assist in contributing to retirement savings of investors whose personal circumstances allow for a long-term investment time horizon. As a function of the Internal Revenue Code ("IRC"), you may be assessed a 10% federal tax penalty on the taxable portion of any withdrawal made prior to your reaching age 59 1/2.

Anchor National Life Insurance Company (Anchor National, The Company, Us, We) issues the Polaris(II) A-Class Variable Annuity. When you purchase a Polaris(II) A-Class Variable Annuity, a contract exists between you and Anchor National. The Company is a stock life insurance company organized under the laws of the state of Arizona. Its principal place of business is 1 SunAmerica Center, Los Angeles, California 90067. The Company conducts life insurance and annuity business in the District of Columbia and all states except New York. Anchor National is an indirect, wholly owned subsidiary of American International Group, Inc. ("AIG"), a Delaware corporation.
----------------------------------------------------------------
----------------------------------------------------------------
                        PURCHASING A POLARIS(II) A-CLASS
                                VARIABLE ANNUITY
----------------------------------------------------------------
----------------------------------------------------------------

An initial Gross Purchase Payment is the money you give us to buy a contract. Any additional money you give us to invest in the contract after purchase is a subsequent Gross Purchase Payment.

The following chart shows the minimum initial and subsequent Gross Purchase Payments permitted under your contract. These amounts depend upon whether a contract is Qualified or Non-qualified for tax purposes. FOR FURTHER EXPLANATION, SEE TAXES ON PAGE 23.

-----------------------------------------------------------
                       Minimum Initial        Minimum
                        Gross Purchase    Subsequent Gross
                           Payment        Purchase Payment
-----------------------------------------------------------
      Qualified             $2,000              $250
-----------------------------------------------------------
    Non-Qualified           $5,000              $500
-----------------------------------------------------------

We reserve the right to require company approval prior to accepting Purchase Payments greater than $1,000,000. For contracts owned by a non-natural owner, we reserve the right to require prior Company approval to accept Purchase Payments greater than $250,000. Subsequent Purchase Payments that would cause total Purchase Payments in all contracts issued by Anchor National to the same owner to exceed these limits may also be subject to company pre-approval. We reserve the right to change the amount at which pre-approval is required, at any time. Also, the optional automatic payment plan allows you to make subsequent Purchase Payments of as little as $20.00.

We may refuse any Gross Purchase Payment. In general, we will not issue a Qualified contract to anyone who is age 70 1/2 or older, unless it is shown that the minimum distribution required by the IRS is being made. In addition, we may not issue a contract to anyone age 91 or older. You may not elect Estate Plus if you are age 81 or older at the time of contract issue.

We allow spouses to jointly own this contract. However, the age of the older spouse is used to determine the availability of any age driven benefits. The addition of a joint owner after the contract has been issued is contingent upon prior review and approval by the Company.

ALLOCATION OF PURCHASE PAYMENTS

A Purchase Payment is the portion of your Gross Purchase Payment which we invest in your contract after we deduct the sales charge.

We invest your Purchase Payments in the fixed and variable investment options according to your instructions. If we receive a Purchase Payment without allocation instructions, we invest the money according to your last allocation instructions. SEE INVESTMENT OPTIONS ON PAGE 10.

In order to issue your contract, we must receive your completed application, Purchase Payment allocation instructions and any other required paperwork at our principal place of business. We allocate your initial Purchase Payment within two days of receiving it. If we do not have complete information necessary to issue your contract, we will contact you. If we do not have the information necessary to issue your contract within 5 business days we will send your money back to you, or ask your permission to keep your money until we get the information necessary to issue the contract.

ACCUMULATION UNITS

When you allocate a Purchase Payment to the Variable Portfolios, we credit your contract with Accumulation Units of the separate account funding the Polaris(II) A-Class variable annuity. We base the number of Accumulation Units you receive on the value of the Variable Portfolio as of the day we receive your money, if we receive it before 1 p.m. Pacific Standard Time, or on the next business day's unit value if we receive your money after 1 p.m. Pacific Standard Time. The value of an Accumulation Unit goes up and down based on the performance of the Variable Portfolios.

We calculate the value of an Accumulation Unit each day that the New York Stock Exchange ("NYSE") is open as follows:

     1. Determining the total value of money invested in a particular Variable Portfolio;

     2. Subtracting from that amount all applicable insurance charges; and

     3. Dividing this amount by the number of outstanding Accumulation Units at the end of the given NYSE business day.

We determine the number of Accumulation Units credited to your contract by dividing the Purchase Payment by the Accumulation Unit value for the specific Variable Portfolio.

     EXAMPLE:

     We receive a $25,000 Gross Purchase Payment from you on Wednesday which you allocate to the Global Bond Portfolio. After we deduct the sales charge, the net amount to be invested of your Gross Purchase Payment is $23,562.50. We determine that the value of an Accumulation Unit for the Global Bond Portfolio is $11.10 when the NYSE closes on Wednesday. We then divide $23,562.50 by $11.10 and credit your contract on Wednesday night with 2,122.747748 Accumulation Units for the Global Bond Portfolio.

Performance of the Variable Portfolios and the insurance charges under your contract affect Accumulation Unit values. These factors cause the value of your contract to go up and down.

FREE LOOK

You may cancel your contract within ten days after receiving it (or longer if required by state law). We call this a "free look." To cancel, you must mail the contract along with your free look request to our Annuity Service Center at P.O. Box 54299, Los Angeles, California 90054-0299. We will refund the value of your contract on the day we receive your request, plus the sales charge we deducted. The amount refunded may be more or less than the amount you originally invested.

Certain states require us to return your Gross Purchase Payments upon a free look request. Additionally, all contracts issued as an IRA require the full return of Gross Purchase Payments upon a free look. With respect to those contracts, we reserve the right to put your money in the Cash Management Portfolio during the free look period. If you cancel your contract during the free look period, we return the greater of (1) your Gross Purchase Payment; or
(2) the value of your contract plus the sales charge we deducted. At the end of the free look period, we allocate your money according to your instructions.

EXCHANGE OFFERS

From time to time, we may offer to allow you to exchange an older variable annuity issued by Anchor National or one of its affiliates, for a newer product with more current features and benefits, also issued by Anchor National or one of its affiliates. Such an exchange offer will be made in accordance with applicable state and federal securities and insurance rules and regulations. We will explain the specific terms and conditions of any such exchange offer at the time the offer is made.

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                               INVESTMENT OPTIONS
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VARIABLE PORTFOLIOS

The contract currently offers 39 Variable Portfolios. These Variable Portfolios invest in shares of the American Funds Insurance Series, the Anchor Series Trust, the SunAmerica Series Trust, Lord Abbett Series Fund, Inc. and the Van Kampen Life Investment Trust (the "Trusts"). Additional Variable Portfolios may be available in the future. The Variable Portfolios operate similarly to a mutual fund but are only available through the purchase of certain insurance contracts.

SunAmerica Asset Management Corp., an indirect wholly-owned subsidiary of AIG, is the investment adviser to the Trusts. The Trusts serve as the underlying investment vehicles for other variable annuity contracts issued by Anchor National, and other affiliated/unaffiliated insurance companies. Neither Anchor National nor the Trusts believe that offering shares of the Trusts in this manner disadvantages you. The adviser monitors the Trusts for potential conflicts.

The Variable Portfolios along with their respective subadvisers are listed below:

     ANCHOR SERIES TRUST

Wellington Management Company, LLP serves as subadviser to the Anchor Series Trust portfolios. Anchor Series Trust ("AST") has investment portfolios in addition to those listed below which are not available for investment under the contract.

     SUNAMERICA SERIES TRUST

Various subadvisers provide investment advice for the SunAmerica Series Trust portfolios. SunAmerica Series Trust ("SST") has investment portfolios in addition to those listed below which are not available for investment under the contract.

     LORD ABBETT SERIES FUND, INC.

Lord Abbett & Co. provides investment advice for the Lord Abbett Series Fund, Inc. portfolios. Lord Abbett Series Fund, Inc. ("LAT") has investment portfolios in addition to those listed below that are not available for investment under the contract.

     VAN KAMPEN LIFE INVESTMENT TRUST

Van Kampen Asset Management Inc. provides investment advice for the Van Kampen Life Investment Trust ("VKT") portfolios. Van Kampen Life Investment Trust has investment portfolios in addition to those listed here which are not available for investment under the contract.

     AMERICAN FUNDS INSURANCE SERIES

Capital Research and Management Company provides investment advice for the American Funds Insurance Series ("AFT") portfolios. American Funds Insurance Series has investment portfolios in addition to those listed here that are not available for investment under the contract.

STOCKS:
  MANAGED BY CAPITAL RESEARCH AND MANAGEMENT COMPANY
      - American Funds Global Growth Portfolio                               AFT
      - American Funds Growth Portfolio                                      AFT
      - American Funds Growth-Income Portfolio                               AFT
  MANAGED BY ALLIANCE CAPITAL MANAGEMENT L.P.
      - Alliance Growth Portfolio                                            SST
      - Global Equities Portfolio                                            SST
      - Growth-Income Portfolio                                              SST
  MANAGED BY DAVIS ADVISERS
      - Davis Venture Value Portfolio                                        SST
      - Real Estate Portfolio                                                SST
  MANAGED BY FEDERATED INVESTORS L.P.
      - Federated Value Portfolio                                            SST
      - Telecom Utility Portfolio                                            SST
  MANAGED BY GOLDMAN SACHS ASSET MANAGEMENT
      - Goldman Sachs Research Portfolio                                     SST
  MANAGED BY LORD ABBETT & CO.
      - Lord Abbett Series Fund, Inc. -- Growth and Income Portfolio         LAT
      - Lord Abbett Series Fund, Inc. -- Mid-Cap Value                       LAT
  MANAGED BY MASSACHUSETTS FINANCIAL SERVICES COMPANY
      - MFS Growth & Income Portfolio                                        SST
      - MFS Mid-Cap Growth Portfolio                                         SST
  MANAGED BY PUTNAM INVESTMENT MANAGEMENT INC.
      - Emerging Markets Portfolio                                           SST
      - International Growth & Income Portfolio                              SST
      - Putnam Growth Portfolio                                              SST
  MANAGED BY SUNAMERICA ASSET MANAGEMENT CORPORATION
      - Aggressive Growth Portfolio                                          SST
      - Blue Chip Growth Portfolio                                           SST
      - "Dogs" of Wall Street Portfolio                                      SST
      - Growth Opportunities Portfolio                                       SST
 MANAGED BY VAN KAMPEN/VAN KAMPEN ASSET MANAGEMENT INC.
      - International Diversified Equities Portfolio                         SST
      - Technology Portfolio                                                 SST
      - Van Kampen LIT Comstock Portfolio, Class II Shares                   VKT
      - Van Kampen LIT Emerging Growth Portfolio, Class II Shares            VKT
      - Van Kampen LIT Growth and Income Portfolio, Class II Shares          VKT
  MANAGED BY WELLINGTON MANAGEMENT COMPANY LLP
      - Capital Appreciation Portfolio                                       AST
      - Growth Portfolio                                                     AST
BALANCED:
  MANAGED BY CAPITAL RESEARCH AND MANAGEMENT COMPANY
      - American Funds Asset Allocation Portfolio                            AFT
  MANAGED BY MASSACHUSETTS FINANCIAL SERVICES COMPANY
      - MFS Total Return Portfolio                                           SST
  MANAGED BY SUNAMERICA ASSET MANAGEMENT CORPORATION
      - SunAmerica Balanced Portfolio                                        SST
  MANAGED BY WM ADVISORS, INC.
      - Asset Allocation Portfolio                                           SST
BONDS:
  MANAGED BY FEDERATED INVESTORS L.P.
      - Corporate Bond Portfolio                                             SST
  MANAGED BY GOLDMAN SACHS ASSET MANAGEMENT INT'L.
      - Global Bond Portfolio                                                SST
  MANAGED BY SUNAMERICA ASSET MANAGEMENT CORPORATION
      - High-Yield Bond Portfolio                                            SST
  MANAGED BY VAN KAMPEN
      - Worldwide High Income Portfolio                                      SST
  MANAGED BY WELLINGTON MANAGEMENT COMPANY LLP
      - Government & Quality Bond Portfolio                                  AST
CASH:

  MANAGED BY BANC OF AMERICA CAPITAL MANAGEMENT, LLC
      - Cash Management Portfolio                                            SST

YOU SHOULD READ THE ATTACHED PROSPECTUSES FOR THE TRUSTS CAREFULLY. THESE PROSPECTUSES CONTAIN DETAILED INFORMATION ABOUT THE VARIABLE PORTFOLIOS, INCLUDING EACH VARIABLE PORTFOLIO'S INVESTMENT OBJECTIVE AND RISK FACTORS.

FIXED ACCOUNT OPTIONS

The contract also offers seven fixed account options. Anchor National will guarantee the interest rate earned on money you allocate to any of these fixed account options. We currently offer fixed account options for periods of one, three, five, seven and ten years, which we call guarantee periods. Additionally, we guarantee the interest rate for money allocated to the 6-month DCA fixed account and/or the 1-year DCA fixed account (the "DCA fixed accounts") which are available only in conjunction with the Dollar Cost Averaging Program. Please see the section on DOLLAR COST AVERAGING ON PAGE 13 for additional information about, including limitations on, and the availability and operation of the DCA fixed accounts. The DCA fixed accounts are only available for new Purchase Payments. Only the 1-year fixed account, 6-month DCA fixed account and 1-year DCA fixed account options are available in Maryland, Oregon and Washington states.

Each guarantee period may offer a different interest rate but will never be less than an annual effective rate of 3%. Once established the rates for specified payments do not change during the guarantee period. The guarantee period is that period for which we credit the applicable rate (one, three, five, seven or ten years).

There are three scenarios in which you may put money into the fixed account options other than the DCA fixed account options. In each scenario your money may be credited a different rate of interest as follows:

     - Initial Rate: Rate credited to new Purchase Payments allocated to the fixed account when you purchase your contract.

     - Current Rate: Rate credited to subsequent Purchase Payments allocated to the fixed account.

     - Renewal Rate: Rate credited to money transferred from a fixed account or a Variable Portfolio into a fixed account and to money remaining in a fixed account after expiration of a guarantee period.

When a guarantee period ends, you may leave your money in the same fixed investment option. You may also reallocate your money to another fixed investment option (other than the DCA fixed accounts) or to the Variable Portfolios. If you want to reallocate your money to a different fixed account option or Variable Portfolio, you must contact us within 30 days after the end of the current interest guarantee period and instruct us how to reallocate the money. We do not contact you. If we do not hear from you, your money will remain in the same fixed account option, where it will earn interest at the renewal rate then in effect for the fixed account option.

The DCA fixed accounts also credit a fixed rate of interest. Interest is credited to amounts allocated to the 6-month or 1-year DCA fixed account while your investment is systematically transferred to the Variable Portfolios. The rates applicable to the DCA fixed accounts may differ from each other and/or the other fixed account options. See DOLLAR COST AVERAGING ON PAGE 13 for more information.

MARKET VALUE ADJUSTMENT ("MVA")

NOTE: MARKET VALUE ADJUSTMENTS APPLY TO THE 3, 5, 7 AND 10-YEAR FIXED ACCOUNT OPTIONS, ONLY. THESE OPTIONS ARE NOT AVAILABLE IN ALL STATES. PLEASE CONTACT YOUR FINANCIAL ADVISOR FOR MORE INFORMATION.

If you take money out of the 3, 5, 7 or 10-year fixed account options before the end of the guarantee period, we make market value adjustment to your contract (the "MVA"). The MVA reflects any difference in the interest rate environment between the time you place your money in the fixed account option and the time when you withdraw or transfer that money. This adjustment can increase or decrease your contract value. You have 30 days after the end of each guarantee period to reallocate your funds without incurring any MVA.

We calculate the MVA by doing a comparison between current rates and the rate being credited to you in the fixed account option. For the current rate we use a rate being offered by us for a guarantee period that is equal to the time remaining in the guarantee period from which you seek withdrawal. If we are not currently offering a guarantee period for that period of time, we determine an applicable rate by using a formula to arrive at a number between the interest rates currently offered for the two closest periods available.

Generally, if interest rates drop between the time you put your money into the fixed account options and the time you take it out, we credit a positive adjustment to your contract. Conversely, if interest rates increase during the same period, we post a negative adjustment to your contract.

Where the MVA is negative, we first deduct the adjustment from any money remaining in the fixed account option. If there is not enough money in the fixed account option to meet the negative deduction, we deduct the remainder from your withdrawal. Where the MVA is positive, we add the adjustment to your withdrawal amount.

Anchor National does not assess an MVA against withdrawals under the following circumstances:

     - If a withdrawal is made within 30 days after the end of a guarantee period;
     - If a withdrawal is made to pay contract charges;
     - Upon payment of a death benefit; or
     - Upon annuitization, if occurring on the latest Annuity Date.

APPENDIX B shows how we calculate the MVA.

TRANSFERS DURING THE ACCUMULATION PHASE

During the Accumulation Phase you may transfer funds between the Variable Portfolios and/or the fixed account options. Funds already in your contract cannot be transferred into the DCA fixed accounts. You must transfer at least $100. If less than $100 will remain in any Variable Portfolio after a transfer, that amount must be transferred as well.

You may request transfers of your account value between the Variable Portfolios and/or the fixed account options in writing or by telephone subject to our rules. Additionally, you may access your account and request transfers between Variable Portfolios and/or the fixed account options through SunAmerica's website (http://www.sunamerica.com). We currently allow 15 free transfers per contract per year. We charge $25 ($10 in Pennsylvania and Texas) for each additional transfer in any contract year. Transfers resulting from your participation in the DCA program count against your 15 free transfers per contract year. However, transfers resulting from your participation in the automatic asset rebalancing program do not count against your 15 free transfers.

We may accept transfer requests by telephone or internet unless you tell us not to on your contract application. When receiving instructions over the telephone or the internet, we follow appropriate procedures to provide reasonable assurance that the transactions executed are genuine. Thus, we are not responsible for any claim, loss or expense from any error resulting from instructions received over the telephone or internet. If we fail to follow our procedures, we may be liable for any losses due to unauthorized or fraudulent instructions.

We may limit the number of transfers in any contract year or refuse any transfer request for you or others invested in the contract if we believe that excessive trading or a specific transfer request or group transfer requests may have a detrimental effect on unit values or the share prices of the underlying Variable Portfolios.

This product is not designed for professional "market timing" organizations or other organizations or individuals engaged in trading strategies that seek to benefit from short term price fluctuations or price irregularities by making programmed transfers, frequent transfers or transfers that are large in relation to the total assets of the underlying portfolio in which the Variable Portfolios invest. These marketing timing strategies are disruptive to the underlying portfolios in which the Variable Portfolios invest and thereby potentially harmful to investors. If we determine, in our sole discretion, that your transfer patterns among the Variable Portfolios reflect a market timing strategy, we reserve the right to take action to protect the other investors. Such action may include but would not be limited to restricting the mechanisms you can use to request transfers among the Variable Portfolios or imposing penalty fees on such trading activity and/or otherwise restricting transfer options in accordance with state and federal rules and regulations.

Certain transfers will be restricted in order to protect you from abusive or disruptive trading activity. You can request up to 15 transfers per contract each contract year via U.S. mail, telephone, facsimile or internet. Any transfer requests in excess of 15 transfers per contract each contract year must be submitted in writing by U.S. mail. Transfer requests sent by same day mail, overnight mail or courier service will not be accepted. Trade requests required to be submitted by U.S. Mail can only be cancelled in a written request submitted via U.S. Mail. We will process any transfer and/or cancellation request as of the day we receive it, if received before 1:00 p.m. Pacific Standard Time ("PST"), or if received later, on the next business day. This policy will apply beginning October 1, 2002 through your next contract anniversary and then during each contract anniversary thereafter.

Transfers pursuant to Dollar Cost Averaging or Automatic Asset Rebalancing will not count towards Our calculation of when you have exceeded the 15 transfers for purposes of restricting your transfer rights. However, Dollar Cost Averaging Transfers do count towards the 15 free transfers for purposes of determining when we will begin charging you for trades over 15. (See Dollar Cost Averaging below.)

Regardless of the number of transfers you have made, we will monitor and may terminate your transfer privileges if we determine that you are engaging in a pattern of transfers that reflects a market timing strategy or is potentially harmful to other policy owners. Some of the factors we will consider include:

     - the dollar amount of the transfer;
     - the total assets of the Variable Portfolio involved in the transfer;
     - the number of transfers completed in the current calendar quarter; or
     - whether the transfer is part of a pattern of transfers to take advantage of short-term market fluctuations or market inefficiencies.

For information regarding transfers during the Income Phase, SEE INCOME OPTIONS ON PAGE 21.

We reserve the right to modify, suspend, waive or terminate these transfer provision/restrictions at any time.

DOLLAR COST AVERAGING

The DCA program allows you to invest gradually in the Variable Portfolios. Under the program you systematically transfer a set dollar amount or percentage of portfolio value from one Variable Portfolio or the 1-year fixed account option (source accounts) to any other Variable Portfolio. Transfers may be monthly or quarterly. You may change the frequency at any time by notifying us in writing. The minimum transfer amount under the DCA program is $100, regardless of the source account. Fixed account options are not available as target accounts for the DCA program.

We also offer the 6-month and 1-year DCA fixed accounts exclusively to facilitate this program. The DCA fixed accounts only accept new Purchase Payments. You cannot transfer money already in your contract into these options. When you allocate a Purchase Payment into a DCA fixed account, your money is transferred into the Variable Portfolios over the selected 6-month or 1-year period. You cannot change the option or the frequency of transfers once selected.

If allocated to the 6-month DCA fixed account, we transfer your money over a maximum of 6 monthly transfers. We base the actual number of transfers on the total amount allocated to the account. For example, if you allocate $500 to the 6-month DCA fixed account, we transfer your money over a period of five months, so that each payment complies with the $100 per transfer minimum.

We determine the amount of the transfers from the 1-year DCA fixed account based on:

     - the total amount of money allocated to the account; and

     - the frequency of transfers selected.

For example, if you allocate $1,000 to the 1-year DCA fixed account and you select monthly transfers, we completely transfer all of your money to the selected investment options over a period of ten months.

You may terminate your DCA program at any time. If money remains in the DCA fixed accounts, we transfer the remaining money to the 1-year fixed account option, unless we receive different instructions from you. Transfers resulting from a termination of this program do not count towards your 15 free transfers.

The DCA program is designed to lessen the impact of market fluctuations on your investment. However, we cannot ensure that you will make a profit nor guarantee against a loss. When you elect the DCA program, you are continuously investing in securities regardless of fluctuating price levels. You should consider your tolerance for investing through periods of fluctuating price levels.

We reserve the right to modify, suspend or terminate this program at any time.

     EXAMPLE:

     Assume that you want to gradually move $750 each quarter from the Cash Management Portfolio to the Aggressive Growth Portfolio over six quarters. You set up dollar cost averaging and purchase Accumulation Units at the following values:

-------------------------------------------
                ACCUMULATION      UNITS
   QUARTER          UNIT        PURCHASED
-------------------------------------------
      1            $ 7.50          100
      2            $ 5.00          150
      3            $10.00           75
      4            $ 7.50          100
      5            $ 5.00          150
      6            $ 7.50          100
-------------------------------------------

     You paid an average price of only $6.67 per Accumulation Unit over six quarters, while the average market price actually was $7.08. By investing an equal amount of money each month, you automatically buy more Accumulation Units when the market price is low and fewer Accumulation Units when the market price is high. This example is for illustrative purposes only.

ASSET ALLOCATION REBALANCING PROGRAM

Earnings in your contract may cause the percentage of your investment in each investment option to differ from your original allocations. The Automatic Asset Rebalancing Program addresses this situation. At your election, we periodically rebalance your investments in the Variable Portfolios to return your allocations to their original percentages. Asset rebalancing typically involves shifting a portion of your money out of an investment option with a higher return into an investment option with a lower return.

At your request, rebalancing occurs on a quarterly, semiannual or annual basis. Transfers made as a result of rebalancing do not count against your 15 free transfers for the contract year.

We reserve the right to modify, suspend or terminate this program at any time.

     EXAMPLE:

     Assume that you want your initial Purchase Payment split between two Variable Portfolios. You want 50% in the Corporate Bond Portfolio and 50% in the Growth Portfolio. Over the next calendar quarter, the bond market does very well while the stock market performs poorly. At the end of the calendar quarter, the Corporate Bond Portfolio now represents 60% of your holdings because it has increased in value and the Growth Portfolio represents 40% of your holdings. If you had chosen quarterly rebalancing, on the last day of that quarter, we would sell some of your units in the Corporate Bond Portfolio to bring its holdings back to 50% and use the money to buy more units in the Growth Portfolio to increase those holdings to 50%.

PRINCIPAL ADVANTAGE PROGRAM

The Principal Advantage Program allows you to invest in one or more Variable Portfolios without putting your principal at direct risk. The program accomplishes this by allocating your investment strategically between the fixed account options and Variable Portfolios. You decide how much you want to invest and approximately when you want a return of principal. We calculate how much of your Purchase Payment to allocate to the particular fixed account option to ensure that it grows to an amount equal to your total principal invested under this program. We invest the rest of your principal in the Variable Portfolio(s) of your choice.

We reserve the right to modify, suspend or terminate this program at any time.

     EXAMPLE:

     Assume that you want to allocate a portion of your initial Purchase Payment of $100,000 to the fixed account option after we deduct sales charges. You want the amount allocated to the fixed account option to grow to $100,000 in 7 years. If the 7-year fixed account option is offering a 5% interest rate, we will allocate $71,069 to the 7-year fixed account option to ensure that this amount will grow to $100,000 at the end of the 7-year period. The remaining $28,931 may be allocated among the Variable Portfolios, as determined by you, to provide opportunity for greater growth.

VOTING RIGHTS

Anchor National is the legal owner of the Trusts' shares. However, when a Variable Portfolio solicits proxies in conjunction with a vote of shareholders, we must obtain your instructions on how to vote those shares. We vote all of the shares we own in proportion to your instructions. This includes any shares we own on our own behalf. Should we determine that we are no longer required to comply with these rules, we will vote the shares in our own right.

SUBSTITUTION

We may amend your contract due to changes to the Variable Portfolios offered under your contract. For example, we may offer new Variable Portfolios, delete Variable Portfolios, or stop accepting allocations and/or investments in a particular Variable Portfolio. We may move assets and re-direct future premium allocations from one Variable Portfolio to another if we receive investor approval through a proxy vote or SEC approval for a fund substitution. This would occur if a Variable Portfolio is no longer an appropriate investment for the contract, for reasons such as continuing substandard performance, or for changes to the portfolio manager, investment objectives, risks and strategies, or federal or state laws. The new Variable Portfolio offered may have different fees and expenses. You will be notified of any upcoming proxies or substitutions that affect your Variable Portfolio choices.
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                              ACCESS TO YOUR MONEY
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You can access money in your contract in two ways:

     - by making a partial or total withdrawal; and/or

     - by receiving income payments during the Income Phase. SEE INCOME OPTIONS ON PAGE 21.

We deduct a MVA if a partial withdrawal comes from the 3, 5, 7 or 10-year fixed account prior to the end of the guarantee period. Additionally, a withdrawal charge may apply in limited circumstances. If you withdraw your entire contract value, we also deduct premium taxes if applicable. SEE EXPENSES ON PAGE 18.

Under certain Qualified plans, access to the money in your contract may be restricted. Additionally, withdrawals made prior to age 59 1/2 may result in a 10% IRS penalty tax. SEE TAXES ON PAGE 23.

Under most circumstances, the partial withdrawal minimum is $1,000. We require that the value left in your contract is at least $500 after the withdrawal. You must send a written withdrawal request. Unless you provide us with different instructions, partial withdrawals will be made pro rata from each Variable Portfolio and the fixed account option(s) in which your contract is invested.

We may be required to suspend or postpone the payment of a withdrawal for any period of time when: (1) the NYSE is closed (other than a customary weekend and holiday closings); (2) trading with the NYSE is restricted; (3) an emergency exists such that disposal of or determination of the value of shares of the Variable Portfolios is not reasonably practicable; (4) the SEC, by order, so permits for the protection of contract owners.

Additionally, we reserve the right to defer payments for a withdrawal from a fixed account option. Such deferrals are limited to no longer than six months.

SYSTEMATIC WITHDRAWAL PROGRAM

During the Accumulation Phase, you may elect to receive periodic income payments under the systematic withdrawal program. Under the program you may choose to take monthly, quarterly, semiannual or annual payments from your contract. Electronic transfer of these funds to your bank account is available. The minimum amount of each withdrawal is $100. There must be at least $500 remaining in your contract at all times. Withdrawals may be taxable and a 10% IRS penalty tax may apply if you are under age 59 1/2. There is no additional charge for participating in this program, although a withdrawal charge and a MVA may apply. SEE EXPENSES ON PAGE 18.

We reserve the right to modify, suspend or terminate this program at any time.

MINIMUM CONTRACT VALUE

Where permitted by state law, we may terminate your contract if both of the following occur: (1) your contract is less than $500 as a result of withdrawals; and (2) you have not made any Purchase Payments during the past three years. We will provide you with sixty days written notice. At the end of the notice period, we will distribute the contract value to you.

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                                 DEATH BENEFIT
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If you die during the Accumulation Phase of your contract, we pay a death benefit to your Beneficiary. At the time you purchase your contract, you must select one of the two death benefit options described below. Once selected, you cannot change your death benefit option. You should discuss the available options with your financial advisor to determine which option is best for you.

We do not pay the death benefit if you die after you switch to the Income Phase. However, if you die during the Income Phase, your Beneficiary receives any remaining guaranteed income payments in accordance with the income option you selected. SEE INCOME OPTIONS ON PAGE 21.

You name your Beneficiary. You may change the Beneficiary at any time, unless you previously made an irrevocable Beneficiary designation.

We calculate and pay the death benefit when we receive all required paperwork and satisfactory proof of death. We consider the following satisfactory proof of death:

     1. a certified copy of the death certificate; or
     2. a certified copy of a decree of a court of competent jurisdiction as to the finding of death; or
     3. a written statement by a medical doctor who attended the deceased at the time of death; or
     4. any other proof satisfactory to us.

We may require additional proof before we pay the death benefit.

The death benefit must be paid within 5 years of the date of death unless the Beneficiary elects to have it payable in the form of an income option. If the Beneficiary elects an income option, it must be paid over the Beneficiary's lifetime or for a period not extending beyond the Beneficiary's life expectancy. Income option payments must begin within one year of your death.

If the Beneficiary is the spouse of the deceased original owner, he or she can elect to continue the contract. SEE SPOUSAL CONTINUATION ON PAGE 17.

If a Beneficiary does not elect a specific form of pay out within 60 days of our receipt of all required paperwork and satisfactory proof of death, we pay a lump sum death benefit to the Beneficiary.

The term Net Purchase Payment is used frequently in explaining these death benefit options. Net Purchase Payments is an on-going calculation. It does not represent a contract value.

We define Net Purchase Payments as Purchase Payments less an Adjustment for each withdrawal. If you have not taken any withdrawals from your contract, Net Purchase Payments equals total purchase payments into your contract. To calculate the Adjustment amount for the first withdrawal made under the contract, we determine the percentage by which the withdrawal reduced the contract value. For example, a $10,000 withdrawal from a $100,000 contract is a 10% reduction in value. This percentage is calculated by dividing the amount of each withdrawal (and any applicable fees and charges) by the contract value immediately before taking the withdrawal. The resulting percentage is then multiplied by the amount of the total Purchase Payments and subtracted from the amount of the total Purchase Payments on deposit at the time of the withdrawal. The resulting amount is the initial Net Purchase Payment.

To arrive at the Net Purchase Payment calculation for subsequent withdrawals, we determine the percentage by which the contract value is reduced by taking the amount of the withdrawal in relation to the contract value immediately before taking the withdrawal. We then multiply the Net Purchase Payment calculation as determined prior to the withdrawal, by this percentage. We subtract that result from the Net Purchase Payment calculation as determined prior to the withdrawal to arrive at all subsequent Net Purchase Payment calculations.

The term "Gross Withdrawals" as used in describing the death benefit option below is defined as withdrawals and the fees and charges applicable to those withdrawals.

The information below describes the death benefits on contracts issued on or after October 24, 2001:

OPTION 1 -- PURCHASE PAYMENT ACCUMULATION OPTION
The death benefit is the greatest of:

     1. the contract value at the time we receive all required paperwork and satisfactory proof of death; or

     2. total Gross Purchase Payments reduced by any withdrawals in the same proportion that the withdrawal reduced the contract value on the date of each withdrawal; or

     3. Net Purchase Payments compounded at a 4% annual growth rate until the date of death (3% growth rate if age 70 or older at the time of contract issue) plus any Purchase Payments recorded after the date of death; and reduced for any Gross Withdrawals in the same proportion that the Gross Withdrawal reduced contract value on the date of the Gross Withdrawal; or

     4. the contract value on the seventh contract anniversary, plus any Purchase Payments since the seventh contract anniversary; and reduced for any Gross Withdrawals since the seventh contract anniversary in the same proportion that each Gross Withdrawal reduced the contract value on the date of the Gross Withdrawal, all compounded at a 4% annual growth rate until the date of death (3% growth rate if age 70 or older at the time of contract issue) plus any purchase payments recorded after the date of death; and reduced for each Gross Withdrawal recorded after the date of death in the same proportion that each Gross Withdrawal reduced the contract value on the date of the Gross Withdrawal.

The Purchase Payment Accumulation option may not be available to Washington state policyowners. Please check with your financial advisor for availability.

OPTION 2 -- MAXIMUM ANNIVERSARY OPTION

The death benefit is the greatest of:

     1. the contract value at the time we receive all required paperwork and satisfactory proof of death; or

     2. total Gross Purchase Payments reduced by any withdrawal in the same proportion that the withdrawal reduced the contract value on the date of each withdrawal; or

     3. the maximum anniversary value on any contract anniversary prior to your 81st birthday. The anniversary value equals the contract value on a contract anniversary plus any Purchase Payments since that contract anniversary; and reduced for any Gross Withdrawals since the contract anniversary in the same proportion that each Gross Withdrawal reduced the contract value on the date of the Gross Withdrawal.

If you are age 90 or older at the time of death and selected the Option 2 death benefit, the death benefit will be equal to contract value at the time we receive all required paperwork and satisfactory proof of death. Accordingly, you do not get the advantage of Option 2 if:

     - you are age 81 or older at the time of contract issue; or

     - you are age 90 or older at the time of your death.

The death benefit options on contracts issued before October 24, 2001 would be subject to a different calculation. Please see the Statement of Additional Information for details.

ESTATEPLUS

EstatePlus is an optional benefit that, if selected, may increase your death benefit amount. If you have earnings in your contract at the time of death, we will add a percentage of those earnings (the "EstatePlus Percentage"), subject to a maximum dollar amount (the "Maximum EstatePlus Percentage"), to the death benefit payable. The EstatePlus benefit, if any, is added to the death benefit payable under the Purchase Payment Accumulation or Maximum Anniversary options. The contract year of your death will determine the EstatePlus Percentage and the Maximum EstatePlus Percentage.

The table below provides the details if you were age 69 or younger at the time we issue your contract:

-------------------------------------------------------------
 CONTRACT YEAR         ESTATEPLUS              MAXIMUM
    OF DEATH           PERCENTAGE       ESTATEPLUS PERCENTAGE
-------------------------------------------------------------
 Years 0-4         25% of earnings      40% of Net Purchase
                                        Payments
-------------------------------------------------------------
 Years 5-9         40% of earnings      65% of Net Purchase
                                        Payments*
-------------------------------------------------------------
 Years 10+         50% of earnings      75% of Net Purchase
                                        Payments*
-------------------------------------------------------------

If you are between your 70th and 81st birthday at the time we issue your contract the table below shows the available EstatePlus benefit:

-------------------------------------------------------------
 CONTRACT YEAR         ESTATEPLUS              MAXIMUM
    OF DEATH           PERCENTAGE       ESTATEPLUS PERCENTAGE
-------------------------------------------------------------
 All Contract      25% of earnings      40% of Net
 Years                                  Purchase Payments*
-------------------------------------------------------------

* Purchase Payments received after the 5(th) contract anniversary must remain in the contract for at least 6 full months to be included as part of Net Purchase Payments for the purpose of the Maximum EstatePlus calculation.

What is the Contract Year of Death?

Contract Year of Death is the number of full 12 month periods beginning with the date your contract is issued and ending on the date of death.

What is the EstatePlus Percentage Amount?

We determine the amount of the EstatePlus benefit, based on a percentage of the earnings in your contract at the time of your death. For the purpose of this calculation, earnings equals contract value minus Net Purchase Payments as of the date of death. If the earnings amount is negative, no EstatePlus amount will be added.

What is the Maximum EstatePlus Amount?

The EstatePlus benefit is subject to a maximum dollar amount. The maximum EstatePlus amount is equal to a percentage of your Net Purchase Payments.

You must elect EstatePlus at the time of contract application. Once elected, you may not terminate or change this election.

We assess a .25% fee for EstatePlus. On a daily basis we deduct this annual charge from the average daily ending value of the assets you have allocated to the Variable Portfolios.

EstatePlus is not available if you are age 81 or older at the time we issue your contract. Furthermore, a Continuing Spouse cannot benefit from EstatePlus if he/she is age 81 or older on the Continuation Date. SEE SPOUSAL CONTINUATION BELOW. The EstatePlus benefit is not available after the latest Annuity Date. You may pay for the EstatePlus benefit and your beneficiary may never receive the benefit if you live past the latest Annuity Date. SEE INCOME OPTIONS ON PAGE 21.

EstatePlus may not be available in your state or through the broker-dealer with which your financial advisor is affiliated. See your financial advisor for information regarding availability.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE ESTATEPLUS BENEFIT (IN ITS ENTIRETY OR ANY COMPONENT AT ANY TIME) AT ANY TIME FOR PROSPECTIVELY ISSUED CONTRACTS.

SPOUSAL CONTINUATION

If you are the original owner of the contract and the Beneficiary is your spouse, your spouse may elect to continue the contract after your death. The spouse becomes the new owner ("Continuing Spouse"). Generally, the contract and its elected features if any, remain the same. The Continuing Spouse is subject to the same fees, charges and expenses applicable to the original owner of the contract. A spousal continuation can only take place upon the death of the original owner of the contract.

To the extent that the Continuing Spouse invests in the Variable Portfolios or MVA fixed accounts, they will be subject to investment risk as was the original owner.

Upon the spouse's continuation of the contract, we will contribute to the contract value an amount by which the death benefit that would have been paid to the beneficiary upon the death of the original owner exceeds the contract value ("Continuation Contribution"), if any. We calculate the Continuation Contribution as of the date of the original owner's death. We will add the Continuation Contribution as of the date we receive both the Continuing Spouse's written request to continue the contract and proof of death of the original owner in a form satisfactory to us ("Continuation Date"). The Continuation Contribution is not considered a Purchase Payment for the purposes of any other calculations, except as explained in Appendix C.

Generally, the Continuing Spouse cannot change any contract provisions as the new owner. However, on the Continuation Date, the Continuing Spouse may terminate the original owner's election of EstatePlus. We will terminate EstatePlus if the Continuing Spouse is age 81 or older on the Continuation Date. If EstatePlus is terminated or if the Continuing Spouse dies after the latest Annuity Date, no EstatePlus benefit will be payable. The age of the Continuing Spouse on the Continuation Date and on the date of the Continuing Spouse's death will be used in determining any future death benefits under the Contract. SEE APPENDIX C FOR FURTHER EXPLANATION OF THE DEATH BENEFIT CALCULATIONS FOLLOWING A SPOUSAL CONTINUATION.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE SPOUSAL CONTINUATION PROVISION (IN ITS ENTIRETY OR ANY COMPONENT) AT ANY TIME FOR PROSPECTIVELY ISSUED CONTRACTS.

----------------------------------------------------------------
----------------------------------------------------------------
                                    EXPENSES
----------------------------------------------------------------
----------------------------------------------------------------

There are charges and expenses associated with your contract. These charges and expenses reduce your investment return. We will not increase the sales, insurance or withdrawal charges under your contract. However, the investment charges under your contract may increase or decrease. Some states may require that we charge less than the amounts described below.

INSURANCE CHARGES

The amount of this charge is 0.85% annually, of the value of your contract invested in the Variable Portfolios. We deduct the charge daily. There is no insurance charge deducted from amounts allocated to the fixed account options.

The insurance charge compensates us for the mortality and expense risks and the costs of contract distribution assumed by Anchor National.

If these charges do not cover all of our expenses, we will pay the difference. Likewise, if these charges exceed our expenses, we will keep the difference. The Insurance Charge is expected to result in a profit. Profit may be used for any legitimate cost/expense including distribution, depending upon market conditions.

OTHER REVENUE

We may receive compensation of up to 0.25% from the investment advisers of certain of the underlying investments of the Trusts for services related to the availability of those underlying investments in the Contract.

SALES CHARGE

We may apply an up-front sales charge against the Gross Purchase Payments you make to your contract. The sales charge equals a percentage of each Gross Purchase Payment and varies with your investment amount.

Your investment amount is determined on the day we receive a Gross Purchase Payment and is the greater of:

     1. The sum of:

        (a) the Gross Purchase Payment amount;

        (b) the current contract value of this contract; and

        (c) the current contract value of any eligible related contracts as defined under the Rights of Accumulation section on page 19; or

     2. The amount, if any, you agree to contribute to this contract and your eligible related contracts over a 13-month period as designated by you in a Letter of Intent (described below).

A list of eligible related contracts and mutual funds can be obtained from your investment representative.


------------------------------------------------------------
                                     SALES CHARGE AS A
                                PERCENTAGE OF GROSS PURCHASE
       INVESTMENT AMOUNT              PAYMENT INVESTED
------------------------------------------------------------
  Less than $ 50,000                       5.75%
  $ 50,000 - $ 99,999                      4.75%
  $100,000 - $249,999                      3.50%
  $250,000 - $499,999                      2.50%
  $500,000 - $999,999                      2.00%
  $1,000,000 or more                       0.50%*
------------------------------------------------------------

* Additionally, a withdrawal charge of 0.50% applies to gross purchase payments subject to a 0.50% sales charge if invested less than 12 months at the time of withdrawal. SEE PURCHASE PAYMENTS SUBJECT TO A WITHDRAWAL CHARGE ON PAGE 20.

We call the above investment levels "breakpoints." You can reduce your sales charge by increasing your investment amount to reach the next breakpoint. For example, an investment amount of $50,000 brings you to the first breakpoint and entitles you to a reduced sales charge of 4.75%.

REDUCING YOUR SALES CHARGES

Our Letter of Intent and Rights of Accumulation features allow you to combine your current Gross Purchase Payment with other Gross Purchase Payments and/or contract values so that you may take advantage of the breakpoints in the sales charge schedule.

Other sales charge reductions may be available to clients of financial planners, institutions, broker-dealer representatives or registered investment advisors utilizing fee based services. SEE REDUCTION OR ELIMINATION OF CHARGES AND EXPENSES AND ADDITIONAL AMOUNTS CREDITED ON PAGE 21.

LETTER OF INTENT

The Letter of Intent feature lets you establish an investment goal up-front so that all Gross Purchase Payments you make during a designated 13-month period receive the sales charge corresponding to your stated investment goal. When you submit a signed Letter of Intent, we use the amount of your stated investment goal to determine the sales charge on any Gross Purchase Payment you make during the 13-month period as though the total amount of Gross Purchase Payments (your investment goal) is invested as one lump-sum.


Gross Purchase Payments made to your Polaris(II) A-Class contract and Purchase Payments made to any eligible related contract count towards your investment goal. Additionally, Gross Purchase Payments made to your Polaris(II) A-Class contract and Purchase Payments made to any eligible related contract within 90 days prior to our receipt of your Letter of Intent (but not prior to the issue date of your Polaris(II) A-Class contract) may count towards meeting your investment goal. If you use prior Purchase Payments towards satisfying your investment goal, the Letter of Intent start date will be backdated to the receipt date of the earliest prior Purchase Payment. If you wish to use prior Purchase Payments towards meeting your investment goal, you or your financial representative must inform us of such prior Purchase Payments at the time you submit your Letter of Intent.

     EXAMPLE:

     Assume as part of your contract application you sign a Letter of Intent indicating an investment goal of $50,000 over a 13-month period. The sales charge corresponding to your investment goal is 4.75%. You make an initial Gross Purchase Payment of $20,000. We deduct a reduced sales charge of 4.75% from your initial Gross Purchase Payment. Ten months later you make a subsequent Gross Purchase Payment of $30,000. We again deduct a reduced sales charge of 4.75% from your Gross Purchase Payment. Without a Letter of Intent the sales charge for each Gross Purchase Payment would have been 5.75%.

You may submit a Letter of Intent at any time. If you choose to submit a Letter of Intent when you apply for the contract, you must check the corresponding box on the application and complete the appropriate form. If you elect to submit a Letter of Intent after your contract is issued, you must complete the appropriate form, which is available from your financial advisor or our Annuity Service Center.

You are not obligated to reach your investment goal. If you do not achieve your investment goal by the end of the 13-month period or if you surrender or annuitize your contract without having reached your investment goal, we will deduct from your contract the difference between: (1) the sales charge corresponding to the amount of Gross Purchase Payments made to your Polaris(II) A-Class contract and purchase payments made to any eligible related contract during the 13-month period; and (2) the sales charge you actually paid, regardless of whether the original sales charge was based on your Letter of Intent investment goal or Rights of Accumulation privileges. The charges are deducted from your investment options in the same proportion as their values are to your then current contract value. We will not deduct this amount if a death benefit is paid on the contract prior to the end of the 13-month period.

You may increase your investment goal by sending us a written request at any time during the 13-month period. Gross Purchase Payments made from the date of such notice through the end of the original 13-month period will receive any applicable reduction in sales charges. Sales charges on Gross Purchase Payments received prior to the notice to increase your investment goal will not be retroactively reduced.

The Letter of Intent feature may not be available in all states. Please contact your investment representative regarding the availability of this feature in your state.

We reserve the right to modify, suspend or terminate this program at any time.

RIGHTS OF ACCUMULATION

You may qualify for a reduced sales charge through Rights of Accumulation. Rights of Accumulation involves combining your current Gross Purchase Payment with the current contract values of this contract and eligible related contracts and mutual funds so that you may reduce the sales charge on your current Gross Purchase Payment(s) into this contract. The sales charge corresponding to this combined investment amount is deducted from your current Gross Purchase Payment.

In order to use Rights of Accumulation to reduce your sales charge using contracts other than your Polaris(II) A-Class contract, you or your financial representative must inform us of the related contracts and mutual funds each time you make a Gross Purchase Payment. The sales charge for Gross Purchase Payments submitted using Rights of Accumulation privileges will be based on the breakpoint corresponding to the sum of (1) your current Gross Purchase Payment; (2) your current contract value; and (3) the current values of your eligible related contracts and mutual funds.

For purposes of calculating your investment amount, the current contract value is the value of your contract and any eligible related contracts as of the close of the market on the last previous NYSE business day less any current day withdrawals, adjusted for any current day transactions.

     EXAMPLE:

     Assume your contract has a current value of $20,000. You have a second contract with us which qualifies for Rights of Accumulation that has a current value of $25,000. You make a $5,000 Gross Purchase Payment and inform us of your eligible related contracts at the time you make your payment. The sales charge applicable to the current Gross Purchase Payment is based on the sales charge corresponding to the sum of: (1) your current Gross Purchase Payment ($5,000); (2) the current contract value of this contract ($20,000); and (3) the current contract value of your related contract ($25,000). The sum of these values is $50,000. We deduct the sales charge corresponding to an investment amount of $50,000, or 4.75%, from your $5,000 Gross Purchase Payment. Without the benefit of Rights of Accumulation your sales charge would have been 5.75%.

Certain Rights of Accumulation privileges may not be available in your state. Please contact your financial representative regarding the availability of this feature in your state.

We reserve the right to modify, suspend or terminate this program at any time.

PURCHASE PAYMENTS SUBJECT TO A WITHDRAWAL CHARGE

Each Gross Purchase Payment qualifying for a sales charge of 0.50% (that is, your investment amount is $1,000,000 or more) remains subject to a withdrawal charge of 0.50%. The withdrawal charge applies to such Gross Purchase Payment or any portion of it withdrawn if invested less than 12 months prior to such withdrawal.

When calculating the withdrawal charge, we treat withdrawals as coming first from the Purchase Payments that have been in your contract the longest. However, for tax purposes, your withdrawals are considered earnings first, then Purchase Payments.

Whenever possible, we deduct the withdrawal charge from the money remaining in your contract. If you fully surrender your contract, we deduct any applicable sales charge from the amount withdrawn.

We will not assess a withdrawal charge for money withdrawn to pay a death benefit or to pay contract fees or charges. We will not assess a withdrawal charge when you switch to the Income Phase, except when you elect to receive income payments using the Income Protector program. If you elect to receive income payments using the Income Protector program, we assess any applicable withdrawal charge when calculating your Income Benefit Base. SEE INCOME OPTIONS ON PAGE 21.

Withdrawals made prior to age 59 1/2 may result in a 10% IRS penalty tax. SEE TAXES ON PAGE 23.

INVESTMENT CHARGES

     INVESTMENT MANAGEMENT FEES

Charges are deducted from your Variable Portfolios for the advisory and other expenses of the Variable Portfolios. The FEE TABLES on page 5 illustrate these charges and expenses. For more detailed information on these investment charges, refer to the prospectuses for the Trusts which are attached.

     12b-1 FEES

Shares of certain trusts may be subject to fees imposed under a distribution and/or servicing plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940. For SunAmerica Series Trust ("SST"), under the distribution plan which is applicable to Class 1 and 2 shares, recaptured brokerage commissions will be used to make payments to SunAmerica Capital Services, Inc., the SST's Distributor, to pay for various distribution activities on behalf of the SST Portfolios. These distribution fees will not increase the cost of your investment or affect your return.

In addition, the 0.25% fee applicable to Class II shares of the Van Kampen Life Investment Trust and Class 2 shares of the American Funds Insurance Series is generally used to pay financial intermediaries for services provided over the life of your contract.

For more detailed information on these Investment Charges, refer to the prospectuses for the American Funds Insurance Series, Anchor Series Trust, SunAmerica Series Trust, Lord Abbett Series Fund, Inc. and/or Van Kampen Life Investment Trust.

TRANSFER FEE

We currently permit 15 free transfers between investment options each contract year. We charge you $25 for each additional transfer that contract year ($10 in Pennsylvania and Texas). SEE INVESTMENT OPTIONS ON PAGE 10.

OPTIONAL ESTATEPLUS FEE

Please see page 17 of this Prospectus for additional information regarding the EstatePlus Fee.

PREMIUM TAX

Certain states charge the Company a tax on the premiums you pay into the contract. We deduct from your contract these premium tax charges. Currently we deduct the charge for premium taxes when you take a full withdrawal or begin the Income Phase of the contract. In the future, we may assess this deduction at the time you put Purchase Payment(s) into the contract or upon payment of a death benefit.

APPENDIX D provides more information about premium taxes.

INCOME TAXES

We do not currently deduct income taxes from your contract. We reserve the right to do so in the future.

REDUCTION OR ELIMINATION OF CHARGES AND EXPENSES, AND ADDITIONAL AMOUNTS
CREDITED

Sometimes sales of the contracts to groups of similarly situated individuals may lower our administrative and/or sales expenses. We reserve the right to reduce or waive certain charges and expenses when this type of sale occurs. In addition, we may also credit additional interest to policies sold to such groups. We determine which groups are eligible for such treatment. Some of the criteria we evaluate to make a determination are: size of the group; amount of expected Purchase Payments; relationship existing between us and prospective purchaser; nature of the purchase; length of time a group of contracts is expected to remain active; purpose of the purchase and whether that purpose increases the likelihood that our expenses will be reduced; and/or any other factors that we believe indicate that administrative and/or sales expenses may be reduced.

In addition, financial planners, institutions, broker-dealer representatives or registered investment advisors utilizing the contract in fee-based investment products pursuant to an agreement with the Distributor, may purchase a version of Polaris(II) A-Class without incurring a front-end and/or contingent deferred sales load.

Anchor National may make such a determination regarding sales to its employees, it affiliates' employees and employees of currently contracted broker-dealers; its registered representatives and immediate family members of all of those described.

We reserve the right to change or modify any such determination or the treatment applied to a particular group, at any time.
----------------------------------------------------------------
----------------------------------------------------------------
                                 INCOME OPTIONS
----------------------------------------------------------------
----------------------------------------------------------------

ANNUITY DATE

During the Income Phase, we use the money accumulated in your contract to make regular income payments to you. You may switch to the Income Phase any time after your second contract anniversary. You select the month and year in which you want income payments to begin. The first day of that month is the Annuity Date. You may change your Annuity Date, so long as you do so at least seven days before the income payments are scheduled to begin. Once you begin receiving income payments, you cannot change your income option. Except as indicated under Option 5 below, once you begin receiving income payments, you cannot access your money through a withdrawal or surrender.

Income payments must begin on or before your 95th birthday or on your tenth contract anniversary, whichever occurs later (latest Annuity Date). If you do not choose an Annuity Date, your income payments will automatically begin on this date. Certain states may require your income payments to start earlier.

If the Annuity Date is past your 85th birthday, your contract could lose its status as an annuity under Federal tax laws. This may cause you to incur adverse tax consequences.

In addition, most Qualified contracts require you to take minimum distributions after you reach age 70 1/2. SEE TAXES ON PAGE 23.

INCOME OPTIONS

Currently, this contract offers five standard income options. Other payout options may be available. Contact the Annuity Service Center for more information. If you elect to receive income payments but do not select an option, your income payments will be made in accordance with Option 4 for a period of 10 years. For income payments based on joint lives, we pay according to Option 3, for a period of 10 years.

We base our calculation of income payments on the life of the Annuitant and the annuity rates set forth in your contract. As the contract owner, you may change the Annuitant at any time prior to the Annuity Date. You must notify us if the Annuitant dies before the Annuity Date and designate a new Annuitant.

     OPTION 1 - LIFE INCOME ANNUITY

This option provides income payments for the life of the Annuitant. Income payments stop when the Annuitant dies.

     OPTION 2 - JOINT AND SURVIVOR LIFE ANNUITY

This option provides income payments for the life of the Annuitant and for the life of another designated person. Upon the death of either person, we will continue to make income payments during the lifetime of the survivor. Income payments stop when the survivor dies.

     OPTION 3 - JOINT AND SURVIVOR LIFE ANNUITY WITH 10 OR 20 YEARS GUARANTEED

This option is similar to Option 2 above, with an additional guarantee of payments for at least 10 years or 20 years. If the Annuitant and the survivor die before all of the guaranteed income payments have been made, the remaining payments are made to the Beneficiary under your contract.

     OPTION 4 - LIFE ANNUITY WITH 10 OR 20 YEARS GUARANTEED

This option is similar to Option 1 above. In addition, this option provides a guarantee that income payments will be made for at least 10 or 20 years. You select the number of years. If the Annuitant dies before all guaranteed income payments are made, the remaining income payments go to the Beneficiary under your contract.

     OPTION 5 - INCOME FOR A SPECIFIED PERIOD

This option provides income payments for a guaranteed period, ranging from 5 to 30 years. If the Annuitant dies before all of the guaranteed income payments are made, the remaining income payments are made to the Beneficiary under your contract. Additionally, if variable income payments are elected under this option, you (or the Beneficiary under the contract if the Annuitant dies prior to all guaranteed payments being made) may redeem the contract value after the Annuity Date. The amount available upon such redemption would be the discounted present value of any remaining guaranteed variable income payments. Any applicable withdrawal charges will be deducted from the discounted value as if you fully surrendered your contract.

The value of an Annuity Unit, regardless of the option chosen, takes into account the mortality and expense risk charge. Since Option 5 does not contain an element of mortality risk, no benefit is derived from this charge.

Please read the Statement of Additional Information ("SAI") for a more detailed discussion of the income options.

For more information regarding Income Options using the Income Protector feature, please see below.

FIXED OR VARIABLE INCOME PAYMENTS

You can choose income payments that are fixed, variable or both. Unless otherwise elected, at the date when income payments begin you are invested in the Variable Portfolios only, your income payments will be variable and if your money is only in fixed accounts at that time, your income payments will be fixed in amount. Further, if you are invested in both fixed and variable investment options when income payments begin, your payments will be fixed and variable unless otherwise elected. If income payments are fixed, Anchor National guarantees the amount of each payment. If the income payments are variable the amount is not guaranteed.

INCOME PAYMENTS

We make income payments on a monthly, quarterly, semi-annual or annual basis. You instruct us to send you a check or to have the payments directly deposited into your bank account. If state law allows, we distribute annuities with a contract value of $5,000 or less in a lump sum. Also, if the selected income option results in income payments of less than $50 per payment, we may decrease the frequency of the payments, state law allowing.

If you are invested in the Variable Portfolios after the Annuity Date your income payments vary depending on four things:

     - for life options, your age when payments begin; and

     - the value of your contract in the Variable Portfolios on the Annuity Date; and

     - the 3.5% assumed investment rate used in the annuity table for the contract; and

     - the performance of the Variable Portfolios in which you are invested during the time you receive income payments.

If you are invested in both the fixed account options and the Variable Portfolios after the Annuity Date, the allocation of funds between the fixed and variable options also impacts the amount of your income payments.

TRANSFERS DURING THE INCOME PHASE

During the Income Phase, one transfer per month is permitted between the Variable Portfolios. No other transfers are allowed during the Income Phase.

DEFERMENT OF PAYMENTS

We may defer making fixed payments for up to six months, or less if required by law. Interest is credited to you during the deferral period.

THE INCOME PROTECTOR FEATURE

The Income Protector feature is a future "safety net" which offers you the ability to receive a guaranteed fixed minimum retirement income when you switch to the Income Phase. With the Income Protector feature you know the level of minimum income that will be available to you upon annuitization, regardless of fluctuating market conditions.

The Income Protector is a standard feature of your contract. There is no additional charge associated with this feature. This feature may not be available in your state. Check with your financial advisor regarding availability.

We reserve the right to modify, suspend or terminate the Income Protector feature at any time.

HOW WE DETERMINE THE AMOUNT OF YOUR MINIMUM GUARANTEED INCOME

We base the amount of minimum income available to you if you elect to receive income payments using the Income Protector feature upon a calculation we call the income benefit base.

The income benefit base is only a calculation. It does not represent a contract value, nor does it guarantee performance of the Variable Portfolios in which you invest.

Your income benefit base increases if you make subsequent Purchase Payments and decreases if you withdraw money from your contract. The exact income benefit base calculation is equal to (a) plus (b) minus (c) where:

     (a) is equal to, for the first year of calculation, your initial Purchase Payment, or for each subsequent year of calculation, the income benefit base on the prior contract anniversary, and;

     (b) is equal to the sum of all subsequent Purchase Payments made into the contract since the last contract anniversary, and;

     (c) is equal to all withdrawals and applicable fees and charges since the last contract anniversary, in an amount proportionate to the amount by which such withdrawals decreased your contract value.

ELECTING TO RECEIVE INCOME PAYMENTS

You may elect to begin the Income Phase of your contract using the Income Protector feature ONLY within the 30 days after the seventh or later contract anniversary.

The contract anniversary prior to your election to begin receiving income payments is your income benefit date. This is the date as of which we calculate your income benefit base to use in determining your guaranteed minimum fixed retirement income. Your final income benefit base is equal to (a) minus (b) where:

     (a) is equal to your income benefit base as of your income benefit date, and;

     (b) is equal to any partial withdrawals of contract value and any charges applicable to those withdrawals and any withdrawal charges otherwise applicable, calculated as if you fully surrender your contract as the income benefit date, and any applicable premium taxes.

To arrive at the minimum guaranteed retirement income available to you we apply to your final income benefit base the annuity rates stated in your Income Protector endorsement for the income option you select. You then choose if you would like to receive that income annually, semi-annually quarterly or monthly for the time guaranteed under your selected income option. The income options available when using the income protector feature to receive your retirement income are:

     - Life Annuity with 10 Years Guaranteed, or

     - Joint and Survivor Life Annuity with 20 Years Guaranteed

At the time you elect to begin receiving income payments, we will calculate your income payments using both your income benefit base and your contract value. We will use the same income option for each calculation, however, the annuity factors used to calculate your income under the Income Protector feature will be different. You will receive whichever provides a greater stream of income. If you elect to receive income payments using the Income Protector feature your income payments will be fixed in amount. You are not required to use the Income Protector feature to receive income payments.

If a Spousal Beneficiary elects to continue the contract upon the death of the original owner, the Income Protector feature will continue. The Continuation Contribution is not a purchase payment and therefore will not impact the income benefit base calculation. The waiting period before electing to use the Income Protector feature will be counted from the original issue date of the contract.

NOTE TO QUALIFIED CONTRACT HOLDERS

Qualified contracts generally require that you select an income option which does not exceed your life expectancy. That restriction, if it applies to you, may limit your ability to use the Income Protector feature.

You may wish to consult your tax advisor for information concerning your particular circumstances. SEE APPENDIX E FOR AN EXAMPLE OF THE OPERATION OF THE INCOME PROTECTOR FEATURE.

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                                     TAXES
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NOTE: WE PREPARED THE FOLLOWING INFORMATION ON TAXES AS A GENERAL DISCUSSION OF
THE SUBJECT. THIS INFORMATION ADDRESSES GENERAL FEDERAL TAXATION MATTERS, AND GENERALLY DOES NOT ADDRESS STATE TAXATION ISSUES OR QUESTIONS. IT IS NOT TAX ADVICE. WE CAUTION YOU TO SEEK COMPETENT TAX ADVICE ABOUT YOUR OWN CIRCUMSTANCES. WE DO NOT GUARANTEE THE TAX STATUS OF YOUR ANNUITY. TAX LAWS CONSTANTLY CHANGE, THEREFORE, WE CANNOT GUARANTEE THAT THE INFORMATION CONTAINED HEREIN IS COMPLETE AND/OR ACCURATE.

ANNUITY CONTRACTS IN GENERAL

The Internal Revenue Code ("IRC") provides for special rules regarding the tax treatment of annuity contracts Generally, taxes on the earnings in your annuity contract are deferred until you take the money out. Qualified retirement investments that satisfy specific tax and ERISA requirements automatically provide tax deferral regardless of whether the underlying contract is an annuity, a trust, or a custodial account. Different rules apply depending on how you take the money out and whether your contract is Qualified or Non-Qualified.

If you do not purchase your contract under a pension plan, a specially sponsored employer program or an individual retirement account, your contract is referred to as a Non-Qualified contract. A Non-Qualified contract receives different tax treatment than a Qualified contract. In general, your cost basis in a Non-Qualified contract is equal to the Purchase Payments you put into the contract. You have already been taxed on the cost basis in your contract.

If you purchase your contract under a pension plan, a specially sponsored employer program or as an individual retirement account, your contract is referred to as a Qualified contract. Examples of qualified plans are: Individual Retirement Accounts ("IRAs"), Roth IRAs, Tax-Sheltered Annuities (referred to as 403(b) contracts), plans of self-employed individuals (often referred to as H.R. 10 Plans or Keogh Plans) and pension and profit sharing plans, including 401(k) plans. Typically you have not paid any tax on the Purchase Payments used to buy your contract and therefore, you have no cost basis in your contract. However, you normally will have cost basis in a Roth IRA, and you may have cost basis in a traditional IRA or in another Qualified Contract.

TAX TREATMENT OF DISTRIBUTIONS --
NON-QUALIFIED CONTRACTS

If you make a partial or total withdrawal from a Non-Qualified contract, the IRC treats such a withdrawal as first coming from the earnings and then as coming from your Purchase Payments. Purchase payments made prior to August 14, 1982, however, are an important exception to this general rule, and for tax purposes are treated as being distributed before the earnings on those contributions. If you annuitize your contract, a portion of each income payment will be considered, for tax purposes, to be a return of a portion of your Purchase Payment(s). Any portion of each income payment that is considered a return of your Purchase Payment will not be taxed. Withdrawn earnings are treated as income to you and are taxable. The IRC provides for a 10% penalty tax on any earnings that are withdrawn other than in conjunction with the following circumstances: (1) after reaching age 59 1/2; (2) when paid to your Beneficiary after you die; (3) after you become disabled (as defined in the IRC); (4) when paid in a series of substantially equal installments made for your life or for the joint lives of you and you Beneficiary; (5) under an immediate annuity; or
(6) which are attributable to Purchase Payments made prior to August 14, 1982.

TAX TREATMENT OF DISTRIBUTIONS --
QUALIFIED CONTRACTS

Generally, you have not paid any taxes on the Purchase Payments used to buy a Qualified contract. As a result, with certain limited exceptions, any amount of money you take out as a withdrawal or as income payments is taxable income. The IRC further provides for a 10% penalty tax on any taxable withdrawal or income payment paid to you other than in conjunction with the following circumstances:
(1) after reaching age 59 1/2; (2) when paid to your Beneficiary after you die;
(3) after you become disabled (as defined in the IRC); (4) in a series of substantially equal installments, made for your life or for the joint lives of you and your Beneficiary, that begins after separation from service with the employer sponsoring the plan; (5) to the extent such withdrawals do not exceed limitations set by the IRC for deductible amounts paid during the taxable year for medical care; (6) to fund higher education expenses (as defined in IRC; only from an IRA); (7) to fund certain first-time home purchase expenses (only from an IRA); and, except in the case of an IRA; (8) when you separate from service after attaining age 55; (9) when paid for health insurance if you are unemployed and meet certain requirements; and (10) when paid to an alternate payee pursuant to a qualified domestic relations order.

The IRC limits the withdrawal of an employee's voluntary Purchase Payments to a Tax-Sheltered Annuity (TSA). Withdrawals can only be made when an owner: (1) reaches age 59 1/2; (2) severs employment with the employer; (3) dies; (4) becomes disabled (as defined in the IRC); or (5) experiences a hardship (as defined in the IRC). In the case of hardship, the owner can only withdraw Purchase Payments. Additional plan limitations may also apply. Amounts held in a TSA annuity contract as of December 31, 1988 are not subject to these restrictions. Qualifying transfers of amounts from one TSA contract to another TSA contract under section 403(b) or to a custodial account under section 403(b)(7), and qualifying transfers to a state defined benefit plan to purchase service credits, are not considered distributions, and thus are not subject to these withdrawal limitations. If amounts are transferred from a custodial account described in Code section 403(b)(7) to this contract the transferred amount will retain the custodial account withdrawal restrictions.

Withdrawals from other Qualified Contracts are often limited by the IRC and by the employer's plan.

MINIMUM DISTRIBUTIONS

Generally, the IRS requires that you begin taking annual distributions from qualified annuity contracts by April 1 of the calendar year following the later of (1) the calendar year in which you attain age 70 1/2 or (2) the calendar year in which you retire. If you own an IRA, you must begin taking distributions when you attain age 70 1/2, regardless of when you retire. If you own more than one TSA, you may be permitted to take your annual distributions in any combination from your TSAs. A similar rule applies if you own more than one IRA. However, you cannot satisfy this distribution requirement for your TSA contract by taking a distribution from an IRA, and you cannot satisfy the requirement for your IRA by taking a distribution from a TSA.

You may be subject to a surrender charge on withdrawals taken to meet minimum distribution requirements, if the withdrawals exceed the contract's maximum penalty free amount.

Failure to satisfy the minimum distribution requirements may result in a tax penalty. You should consult your tax advisor for more information.

You may elect to have the required minimum distribution amount on your contract calculated and withdrawn each year under the automatic withdrawal option. You may select either monthly, quarterly, semiannual or annual withdrawals for this purpose. This service is provided as a courtesy and we do not guarantee the accuracy of our calculations. Accordingly, we recommend you consult your tax advisor concerning your required minimum distribution. You may terminate your election for automated minimum distribution at any time by sending a written request to our Annuity Service Center. We reserve the right to change or discontinue this service at any time.

TAX TREATMENT OF DEATH BENEFITS

Any death benefits paid under the contract are taxable to the Beneficiary. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply whether the death benefits are paid as lump sum or annuity payments. Estate taxes may also apply.

Certain enhanced death benefits may be purchased under your contract. Although these types of benefits are used as investment protection and should not give rise to any adverse tax effects, the IRS could take the position that some or all of the charges for these death benefits should be treated as a partial withdrawal from the contract. In such case, the amount of the partial withdrawal may be includible in taxable income and subject to the 10% penalty if the owner is under 59 1/2.

If you own a Qualified contract and purchase these enhanced death benefits, the IRS may consider these benefits "incidental death benefits." The IRC imposes limits on the amount of the incidental death benefits allowable for Qualified contracts. If the death benefit(s) selected by you are considered to exceed these limits, the benefit(s) could result in taxable income to the owner of the Qualified contract. Furthermore, the IRC provides that the assets of an IRA (including a Roth IRA) may not be invested in life insurance, but may provide, in the case of death during the Accumulation Phase, for a death benefit payment equal to the greater of Purchase Payments or Contract Value. This Contract offers death benefits, which may exceed the greater of Purchase Payments or Contract Value. If the IRS determines that these benefits are providing life insurance, the contract may not qualify as an IRA (including Roth IRAs). You should consult your tax adviser regarding these features and benefits prior to purchasing a contract.

CONTRACTS OWNED BY A TRUST OR CORPORATION

A Trust or Corporation ("Non-Natural Owner") that is considering purchasing this contract should consult a tax advisor. Generally, the IRC does not treat a Non-Qualified contract owned by a non-natural owner as an annuity contract for Federal income tax purposes. The non-natural owner pays tax currently on the contract's value in excess of the owner's cost basis. However, this treatment is not applied to a Contract held by a trust or other entity as an agent for a natural person nor to Contracts held by Qualified Plans. See the SAI for a more detailed discussion of the potential adverse tax consequences associated with non-natural ownership of a non-qualified annuity contract.

GIFTS, PLEDGES AND/OR ASSIGNMENTS OF A NON-QUALIFIED CONTRACT

If you transfer ownership of your Non-Qualified contract to a person other than your spouse (or former spouse incident to divorce) as a gift you will pay federal income tax on the contract's cash value to the extent it exceeds your cost basis. The recipient's cost basis will be increased by the amount on which you will pay federal taxes. Also, the IRC treats any assignment or pledge (or agreement to assign or pledge) of any portion of a Non-Qualified contract as a withdrawal. See the SAI for a more detailed discussion regarding potential tax consequences of gifting, assigning or pledging a non-qualified contract.

DIVERSIFICATION

The IRC imposes certain diversification requirements on the underlying investments for a variable annuity. We believe that the underlying Variable Portfolios' management monitors the Variable Portfolios so as to comply with these requirements. To be treated as a variable annuity for tax purposes, the underlying investments must meet these requirements.

The diversification regulations do not provide guidance as to the circumstances under which you, and not Anchor National, would be considered the owner of the shares of the Variable Portfolios under your Nonqualified Contract, because of the degree of control you exercise over the underlying investments. This diversification requirement is sometimes referred to as "investor control." It is unknown to what extent owners are permitted to select investments, to make transfers among Variable Portfolios or the number and type of Variable Portfolios owners may select from. If any guidance is provided which is considered a new position, then the guidance would generally be applied prospectively. However, if such guidance is considered not to be a new position, it may be applied retroactively. This would mean you, as the owner of the Nonqualified Contract , could be treated as the owner of the underlying Variable Portfolios. Due to the uncertainty in this area, we reserve the right to modify the contract in an attempt to maintain favorable tax treatment.

These investor control limitations generally do not apply to Qualified Contracts, which are referred to as "Pension Plan Contracts" for purposes of this rule, although the limitations could be applied to Qualified Contracts in the future.

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                                  PERFORMANCE
----------------------------------------------------------------
----------------------------------------------------------------

We advertise the Cash Management Portfolio's yield and effective yield. In addition, the other Variable Portfolios advertise total return, gross yield and yield-to-maturity. These figures represent past performance of the Variable Portfolios. These performance numbers do not indicate future results.

When we advertise performance for periods prior to the date the particular variable portfolio was incepted through the separate account, we derive the figures from the performance of the corresponding portfolios for the Trusts, if available. We modify these numbers to reflect charges and expenses as if the contract was in existence during the period stated in the advertisement. Figures calculated in this manner do not represent actual historic performance of the particular Variable Portfolio.

Consult the Statement of Additional Information for more detailed information regarding the calculation of performance data. The performance of each Variable Portfolio may also be measured against unmanaged market indices. The indices we use include but are not limited to the Dow Jones Industrial Average, the Standard & Poor's 500, the Russell 1000 Growth Index, the Morgan Stanley Capital International Europe, Australia and Far East Index ("EAFE") and the Morgan Stanley Capital International World Index. We may compare the Variable Portfolios' performance to that of other variable annuities with similar objectives and policies as reported by independent ranking agencies such as Morningstar, Inc., Lipper Analytical Services, Inc. or Variable Annuity Research & Data Service ("VARDS").

Anchor National may also advertise the rating and other information assigned to it by independent industry ratings organizations. Some of those organizations are A.M. Best Company ("A.M. Best"), Moody's Investor's Service ("Moody's"), Standard & Poor's Insurance Rating Services ("S&P"), and Fitch IBCA Duff & Phelps. A.M. Best's and Moody's ratings reflect their current opinion of our financial strength and performance in comparison to others in the life and health insurance industry. S&P's and Fitch IBCA Duff & Phelps' ratings measure the ability of an insurance company to meet its obligations under insurance policies it issues. These two ratings do not measure the insurer's ability to meet non-policy obligations. Ratings in general do not relate to the performance of the Variable Portfolios.

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                               OTHER INFORMATION
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ANCHOR NATIONAL

Anchor National is a stock life insurance company originally organized under the laws of the state of California in April 1965. On January 1, 1996, Anchor National redomesticated under the laws of the state of Arizona.

Anchor National and its affiliates, SunAmerica Life Insurance Company, First SunAmerica Life Insurance Company, SunAmerica Asset Management Corp., and the SunAmerica Financial Network, Inc. (comprising six wholly-owned broker-dealers), specialize in retirement savings and investment products and services. Business focuses include fixed and variable annuities, mutual funds and broker-dealer services.

THE SEPARATE ACCOUNT

Anchor National originally established a separate account, Variable Annuity Account Seven ("separate account"), under Arizona law on August 28, 1998. The separate account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended.

Anchor National owns the assets in the separate account. However, the assets in the separate account are not chargeable with liabilities arising out of any other business conducted by Anchor National. Income gains and losses (realized and unrealized) resulting from assets in the separate account are credited to or charged against the separate account without regard to other income gains or losses of Anchor National. Assets in the separate account are not guaranteed by Anchor National.

THE GENERAL ACCOUNT

Money allocated to the fixed account options goes into Anchor National's general account. The general account consists of all of Anchor National's assets other than assets attributable to a separate account. All of the assets in the general account are chargeable with the claims of any Anchor National contract holders as well as all of its creditors. The general account funds are invested as permitted under state insurance laws.

DISTRIBUTION OF THE CONTRACT

Registered representatives of broker-dealers sell the contract. We pay commissions to these representatives for the sale of the contracts. We do not expect the total commissions to exceed 5.00% of your Gross Purchase Payments. We may also pay a bonus to representatives for contracts which stay active for a particular period of time, in addition to standard commissions. The sales charges on your contract cover the cost of commissions we pay to the representative.

From time to time, we may pay or allow additional promotional incentives in the form of cash or other compensation. We reserve the right to offer these additional incentives only to certain broker-dealers that sell, or are expected to sell, the contract or other contracts offered by us. Promotional incentives may change at any time.

SunAmerica Capital Services, Inc., 733 Third Avenue, 4th Floor, New York, New York 10017 distributes the contracts. SunAmerica Capital Services, an affiliate of Anchor National, is registered as a broker-dealer under the Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. No underwriting fees are paid in connection with the distribution of the contracts.

ADMINISTRATION

We are responsible for the administrative servicing of your contract. Please contact our Annuity Service Center at 1-800-445-SUN2, if you have any comment, question or service request.

During the Accumulation Phase, you will receive confirmation of transactions within your contract. Transactions made pursuant to contractual or systematic agreements, such as deduction of the annual maintenance fee and dollar cost averaging, may be confirmed quarterly. Purchase Payments received through the automatic payment plan or a salary reduction arrangement, may also be confirmed quarterly. For all other transactions, we send confirmations immediately.

During the Accumulation and Income Phases, you will receive a statement of your transactions over the past quarter and a summary of your account values.

It is your responsibility to review these documents carefully and notify us of any inaccuracies immediately. We investigate all inquiries. To the extent that we believe we made an error, we retroactively adjust your contract, provided you notify us within 30 days of receiving the transaction confirmation or quarterly statement. Any other adjustments we deem warranted are made as of the time we receive notice of the error.

LEGAL PROCEEDINGS

There are no pending legal proceedings affecting the Separate Account. Anchor National and its subsidiaries engage in various kinds of routine litigation. In management's opinion these matters are not of material importance to the Company's total assets, with the potential exception of McMurdie, et al. v. SunAmerica Inc., et al, Case No. BC 194082, filed on July 10, 1998 in the Superior Court for the County of Los Angeles. This lawsuit is a representative action wherein the plaintiffs allege violations of California's Business and Professions Code Sections 17200 et seq. The Company is vigorously defending the lawsuit. The probability of any particular outcome is not reasonably estimable at this time.

OWNERSHIP

The Polaris(II) A-Class Variable Annuity is a Flexible Payment Group Deferred Annuity contract. We issue a group contract to a contract holder for the benefit of the participants in the group. As a participant in the group, you will receive a certificate which evidences your ownership. As used in this prospectus, the term contract refers to your certificate. In some states, a Flexible Payment Individual Modified Guaranteed and Variable Deferred Annuity contract is available instead. Such a contract is identical to the contract described in this prospectus, with the exception that we issue it directly to the owner.

CUSTODIAN

State Street Bank and Trust Company, 255 Franklin Street, Boston, Massachusetts 02110, serves as the custodian of the assets of the separate account. Anchor National pays State Street Bank for services provided, based on a schedule of fees.

INDEPENDENT ACCOUNTANTS

The audited consolidated financial statements of AIG SunAmerica Life Assurance Company (formerly Anchor National Life Insurance Company) at December 31, 2001 and 2000, for the years ended December 31, 2001, 2000 and 1999, and the audited financial statements of Variable Annuity Account Seven at April 30, 2002 and for the years ended April 30, 2002 and 2001 are incorporated by reference in this prospectus in reliance on the report of PricewaterhouseCoopers LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting.

REGISTRATION STATEMENT

A registration statement has been filed with the SEC under the Securities Act of 1933 relating to the contract. This prospectus does not contain all the information in the registration statement as permitted by SEC regulations. The omitted information can be obtained from the SEC's principal office in Washington, D.C., upon payment of a prescribed fee.

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                              TABLE OF CONTENTS OF
                      STATEMENT OF ADDITIONAL INFORMATION
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
Separate Account..............................      3
General Account...............................      3
Performance Data..............................      4
Income Payments...............................     11
Death Benefit Options for Contracts Issued         12
  Before October 24, 2001.....................
Annuity Unit Values...........................     14
Taxes.........................................     17
Distribution of Contracts.....................     23
Financial Statements..........................     23

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                  APPENDIX A - CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                   ACCUMULATION UNIT VALUES AND ACCUMULATION UNITS
                                                                 INCEPTION TO         4/30/00 TO        4/30/01 TO
               POLARIS II A-CLASS PORTFOLIOS                        4/30/00             4/30/01           4/30/02
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
Capital Appreciation (Inception Date - 10/28/99)
  Beginning AUV.............................................          10.00          (a)      14.03    (a)     11.590
                                                                                     (b)      12.97    (b)     11.585
  Ending AUV................................................          14.03          (a)      11.59    (a)      9.861
                                                                                     (b)      11.59    (b)      9.822
  Ending Number of AUs......................................        226,697          (a)  1,301,826    (a)  2,010,220
                                                                                     (b)     11,589    (b)    112,490
---------------------------------------------------------------------------------------------------------------------
Government and Quality Bond (Inception Date - 12/16/99)
  Beginning AUV.............................................          10.00          (a)      10.13    (a)     11.181
                                                                                     (b)      11.09    (b)     11.175
  Ending AUV................................................          10.13          (a)      11.18    (a)     11.876
                                                                                     (b)      11.18    (b)     11.840
  Ending Number of AUs......................................         10,743          (a)    142,268    (a)    429,130
                                                                                     (b)      2,041    (b)     22,384
---------------------------------------------------------------------------------------------------------------------
Growth (Inception Date - 11/1/99)
  Beginning AUV.............................................          10.00          (a)      11.95    (a)     10.256
                                                                                     (b)      11.29    (b)     10.251
  Ending AUV................................................          11.95          (a)      10.26    (a)      9.065
                                                                                     (b)      10.25    (b)      9.037
  Ending Number of AUs......................................         93,965          (a)    563,506    (a)  1,102,754
                                                                                     (b)      6,206    (b)     55,407
---------------------------------------------------------------------------------------------------------------------
Aggressive Growth (Inception Date - 11/1/99)
  Beginning AUV.............................................          10.00          (a)      14.14    (a)     10.166
                                                                                     (b)      11.78    (b)     10.162
  Ending AUV................................................          14.14          (a)      10.17    (a)      7.753
                                                                                     (b)      10.16    (b)      7.740
  Ending Number of AUs......................................         49,324          (a)    207,783    (a)    207,493
                                                                                     (b)        365    (b)      1,492
---------------------------------------------------------------------------------------------------------------------
Alliance Growth (Inception Date - 10/28/99)
  Beginning AUV.............................................          10.00          (a)      11.75    (a)      8.502
                                                                                     (b)       9.76    (b)      8.498
  Ending AUV................................................          11.75          (a)       8.50    (a)      6.812
                                                                                     (b)       8.50    (b)      6.791
  Ending Number of AUs......................................        423,804          (a)  2,004,620    (a)  2,695,963
                                                                                     (b)     10,150    (b)    111,553
---------------------------------------------------------------------------------------------------------------------
Asset Allocation (Inception Date - 11/12/99)
  Beginning AUV.............................................          10.00          (a)      10.34    (a)      9.975
                                                                                     (b)      10.35    (b)      9.975
  Ending AUV................................................          10.34          (a)       9.97    (a)      9.613
                                                                                     (b)       9.97    (b)      9.590
  Ending Number of AUs......................................         14,781          (a)    112,976    (a)    245,567
                                                                                     (b)         --    (b)     23,126
---------------------------------------------------------------------------------------------------------------------
Blue Chip Growth (Inception Date - 9/5/00)
  Beginning AUV.............................................            N/A          (a)      10.00    (a)      7.109
                                                                                     (b)       8.03    (b)      7.105
  Ending AUV................................................            N/A          (a)       7.11    (a)      5.642
                                                                                     (b)       7.10    (b)      5.625
  Ending Number of AUs......................................            N/A          (a)     30,980    (a)    109,746
                                                                                     (b)        335    (b)     10,661
---------------------------------------------------------------------------------------------------------------------
Cash Management (Inception Date - 11/29/99)
  Beginning AUV.............................................          10.00          (a)      10.20    (a)     10.707
                                                                                     (b)      10.60    (b)     10.710
  Ending AUV................................................          10.20          (a)      10.71    (a)     10.891
                                                                                     (b)      10.71    (b)     10.886
  Ending Number of AUs......................................          3,737          (a)     58,423    (a)    171,876
                                                                                     (b)        495    (b)      5,858
---------------------------------------------------------------------------------------------------------------------
Corporate Bond (Inception Date - 12/27/99)
  Beginning AUV.............................................          10.00          (a)      10.01    (a)     10.740
                                                                                     (b)      10.64    (b)     10.734
  Ending AUV................................................          10.01          (a)      10.74    (a)     11.343
                                                                                     (b)      10.73    (b)     11.305
  Ending Number of AUs......................................          3,500          (a)     87,233    (a)    208,179
                                                                                     (b)         90    (b)     40,808
---------------------------------------------------------------------------------------------------------------------
(a) Without election of optional EstatePlus feature.
(b) With election of optional EstatePlus feature.
AUV - Accumulation Unit Value
AU - Accumulation Units

                                   ACCUMULATION UNIT VALUES AND ACCUMULATION UNITS
                                                                 INCEPTION TO         4/30/00 TO        4/30/01 TO
               POLARIS II A-CLASS PORTFOLIOS                        4/30/00             4/30/01           4/30/02
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
Davis Venture Value (Inception Date - 10/28/99)
  Beginning AUV.............................................          10.00          (a)      11.61    (a)     10.816
                                                                                     (b)      11.59    (b)     10.807
  Ending AUV................................................          11.61          (a)      10.82    (a)      9.889
                                                                                     (b)      10.81    (b)      9.857
  Ending Number of AUs......................................        353,493          (a)  1,957,911    (a)  3,277,861
                                                                                     (b)     16,912    (b)    167,991
---------------------------------------------------------------------------------------------------------------------
"Dogs" of Wall Street (Inception Date - 1/3/00)
  Beginning AUV.............................................          10.00          (a)       9.51    (a)     10.714
                                                                                     (b)      10.18    (b)     10.714
  Ending AUV................................................           9.51          (a)      10.71    (a)     11.602
                                                                                     (b)      10.71    (b)     11.592
  Ending Number of AUs......................................          3,381          (a)     30,007    (a)     69,011
                                                                                     (b)         --    (b)      1,004
---------------------------------------------------------------------------------------------------------------------
Emerging Markets (Inception Date - 11/10/99)
  Beginning AUV.............................................          10.00          (a)      11.53    (a)      8.062
                                                                                     (b)       9.07    (b)      8.072
  Ending AUV................................................          11.53          (a)       8.06    (a)      8.844
                                                                                     (b)       8.07    (b)      8.832
  Ending Number of AUs......................................         16,356          (a)    152,174    (a)    132,773
                                                                                     (b)      2,733    (b)      6,718
---------------------------------------------------------------------------------------------------------------------
Federated Value (Inception Date - 11/1/99)
  Beginning AUV.............................................          10.00          (a)      10.03    (a)     10.676
                                                                                     (b)      10.78    (b)     10.674
  Ending AUV................................................          10.03          (a)      10.68    (a)      9.858
                                                                                     (b)      10.67    (b)      9.829
  Ending Number of AUs......................................         49,962          (a)    227,673    (a)    469,139
                                                                                     (b)        206    (b)     21,853
---------------------------------------------------------------------------------------------------------------------
Global Bond (Inception Date - 11/29/99)
  Beginning AUV.............................................          10.00          (a)      10.20    (a)     11.015
                                                                                     (b)      10.92    (b)     11.012
  Ending AUV................................................          10.20          (a)      11.01    (a)     11.307
                                                                                     (b)      11.01    (b)     11.275
  Ending Number of AUs......................................          1,149          (a)     17,170    (a)     45,752
                                                                                     (b)         44    (b)      4,201
---------------------------------------------------------------------------------------------------------------------
Global Equities (Inception Date - 11/8/99)
  Beginning AUV.............................................          10.00          (a)      11.70    (a)      8.651
                                                                                     (b)       9.90    (b)      8.647
  Ending AUV................................................          11.70          (a)       8.65    (a)      7.071
                                                                                     (b)       8.65    (b)      7.051
  Ending Number of AUs......................................         81,597          (a)    506,012    (a)    628,393
                                                                                     (b)      2,756    (b)      9,687
---------------------------------------------------------------------------------------------------------------------
Goldman Sachs Research (Inception Date - 8/1/00)
  Beginning AUV.............................................            N/A          (a)      10.00    (a)      8.715
                                                                                     (b)       9.76    (b)      8.716
  Ending AUV................................................            N/A          (a)       8.72    (a)      6.088
                                                                                     (b)       8.72    (b)      6.072
  Ending Number of AUs......................................            N/A          (a)     31,175    (a)     80,348
                                                                                     (b)        326    (b)      7,463
---------------------------------------------------------------------------------------------------------------------
Growth-Income (Inception Date - 11/1/99)
  Beginning AUV.............................................          10.00          (a)      11.39    (a)      9.513
                                                                                     (b)      10.42    (b)      9.507
  Ending AUV................................................          11.39          (a)       9.51    (a)      8.093
                                                                                     (b)       9.51    (b)      8.069
  Ending Number of AUs......................................        335,543          (a)  1,673,087    (a)  2,296,734
                                                                                     (b)      8,279    (b)    107,132
---------------------------------------------------------------------------------------------------------------------
Growth Opportunities (Inception Date - 8/22/00)
  Beginning AUV.............................................            N/A          (a)      10.00    (a)      6.857
                                                                                     (b)       8.60    (b)      6.857
  Ending AUV................................................            N/A          (a)       6.86    (a)      5.010
                                                                                     (b)       6.86    (b)      5.241
  Ending Number of AUs......................................            N/A          (a)     54,857    (a)     75,693
                                                                                     (b)         --    (b)          5
---------------------------------------------------------------------------------------------------------------------
(a) Without election of optional EstatePlus feature.
(b) With election of optional EstatePlus feature.
AUV - Accumulation Unit Value
AU - Accumulation Units

                                   ACCUMULATION UNIT VALUES AND ACCUMULATION UNITS
                                                                 INCEPTION TO         4/30/00 TO        4/30/01 TO
               POLARIS II A-CLASS PORTFOLIOS                        4/30/00             4/30/01           4/30/02
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
High-Yield Bond (Inception Date - 11/29/99)
  Beginning AUV.............................................          10.00          (a)      10.06    (a)      9.299
                                                                                     (b)       9.71    (b)      9.299
  Ending AUV................................................          10.06          (a)       9.30    (a)      8.744
                                                                                     (b)       9.30    (b)      8.728
  Ending Number of AUs......................................         13,058          (a)     91,018    (a)    182,420
                                                                                     (b)         --    (b)      5,112
---------------------------------------------------------------------------------------------------------------------
International Diversified Equities (Inception Date -
  11/23/99)
  Beginning AUV.............................................          10.00          (a)       9.87    (a)      7.958
                                                                                     (b)       8.63    (b)      7.953
  Ending AUV................................................           9.87          (a)       7.96    (a)      6.634
                                                                                     (b)       7.95    (b)      6.614
  Ending Number of AUs......................................         30,627          (a)    139,489    (a)    216,629
                                                                                     (b)        656    (b)      1,943
---------------------------------------------------------------------------------------------------------------------
International Growth and Income (Inception Date - 10/28/99)
  Beginning AUV.............................................          10.00          (a)      10.82    (a)      9.717
                                                                                     (b)      10.46    (b)      9.715
  Ending AUV................................................          10.82          (a)       9.72    (a)      8.498
                                                                                     (b)       9.72    (b)      8.476
  Ending Number of AUs......................................        132,522          (a)    663,722    (a)    907,962
                                                                                     (b)      1,472    (b)     20,303
---------------------------------------------------------------------------------------------------------------------
MFS Growth & Income (Inception Date - 11/1/99)
  Beginning AUV.............................................          10.00          (a)      10.49    (a)      9.736
                                                                                     (b)      10.34    (b)      9.735
  Ending AUV................................................          10.49          (a)       9.74    (a)      8.225
                                                                                     (b)       9.74    (b)      8.203
  Ending Number of AUs......................................        114,191          (a)    581,736    (a)    972,320
                                                                                     (b)      5,570    (b)     66,103
---------------------------------------------------------------------------------------------------------------------
MFS Mid-Cap Growth (Inception Date - 11/1/99)
  Beginning AUV.............................................          10.00          (a)      13.69    (a)     13.193
                                                                                     (b)      14.87    (b)     13.188
  Ending AUV................................................          13.69          (a)      13.19    (a)      8.269
                                                                                     (b)      13.19    (b)      8.244
  Ending Number of AUs......................................         30,505          (a)    344,347    (a)    442,836
                                                                                     (b)        306    (b)     25,484
---------------------------------------------------------------------------------------------------------------------
MFS Total Return (Inception Date - 10/28/99)
  Beginning AUV.............................................          10.00          (a)      10.22    (a)     11.789
                                                                                     (b)      11.64    (b)     11.782
  Ending AUV................................................          10.22          (a)      11.79    (a)     11.859
                                                                                     (b)      11.78    (b)     11.821
  Ending Number of AUs......................................         50,264          (a)    355,139    (a)  1,374,837
                                                                                     (b)      4,588    (b)     94,278
---------------------------------------------------------------------------------------------------------------------
Putnam Growth (Inception Date - 11/1/99)
  Beginning AUV.............................................          10.00          (a)      11.33    (a)      8.383
                                                                                     (b)       9.55    (b)      8.380
  Ending AUV................................................          11.33          (a)       8.38    (a)      6.571
                                                                                     (b)       8.38    (b)      6.553
  Ending Number of AUs......................................        177,965          (a)    820,691    (a)    953,847
                                                                                     (b)      3,244    (b)     25,257
---------------------------------------------------------------------------------------------------------------------
Real Estate (Inception Date - 2/7/00)
  Beginning AUV.............................................          10.00          (a)      10.77    (a)     12.621
                                                                                     (b)      12.42    (b)     12.623
  Ending AUV................................................          10.77          (a)      12.62    (a)     14.317
                                                                                     (b)      12.62    (b)     14.279
  Ending Number of AUs......................................          2,461          (a)     15,795    (a)     69,705
                                                                                     (b)         39    (b)        928
---------------------------------------------------------------------------------------------------------------------
SunAmerica Balanced (Inception Date - 10/28/99)
  Beginning AUV.............................................          10.00          (a)      11.01    (a)      9.336
                                                                                     (b)      10.08    (b)      9.333
  Ending AUV................................................          11.01          (a)       9.34    (a)      8.175
                                                                                     (b)       9.33    (b)      8.152
  Ending Number of AUs......................................         93,619          (a)    431,856    (a)    632,064
                                                                                     (b)        265    (b)     19,591
---------------------------------------------------------------------------------------------------------------------
(a) Without election of the optional EstatePlus feature.
(b) With election of the optional EstatePlus feature.
AUV - Accumulation Unit Value
AU - Accumulation Units

                                   ACCUMULATION UNIT VALUES AND ACCUMULATION UNITS
                                                                 INCEPTION TO         4/30/00 TO        4/30/01 TO
               POLARIS II A-CLASS PORTFOLIOS                        4/30/00             4/30/01           4/30/02
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
Technology (Inception Date - 8/21/00)
  Beginning AUV.............................................            N/A          (a)      10.00    (a)      4.375
                                                                                     (b)       6.68    (b)      4.375
  Ending AUV................................................            N/A          (a)       4.38    (a)      2.507
                                                                                     (b)       4.38    (b)      2.499
  Ending Number of AUs......................................            N/A          (a)     23,583    (a)     46,009
                                                                                     (b)         --    (b)      3,185
---------------------------------------------------------------------------------------------------------------------
Telecom Utility (Inception Date - 12/16/99)
  Beginning AUV.............................................          10.00          (a)       9.91    (a)      9.278
                                                                                     (b)       9.12    (b)      9.277
  Ending AUV................................................           9.91          (a)       9.28    (a)      7.325
                                                                                     (b)       9.28    (b)      7.311
  Ending Number of AUs......................................          9,175          (a)     69,692    (a)     77,161
                                                                                     (b)        104    (b)      3,437
---------------------------------------------------------------------------------------------------------------------
Worldwide High Income (Inception Date - 11/10/99)
  Beginning AUV.............................................          10.00          (a)      10.42    (a)      9.735
                                                                                     (b)      10.54    (b)      9.735
  Ending AUV................................................          10.42          (a)       9.74    (a)      9.735
                                                                                     (b)       9.74    (b)      9.711
  Ending Number of AUs......................................          3,802          (a)     31,309    (a)     42,247
                                                                                     (b)         --    (b)      3,483
---------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Comstock, Class II Shares (Inception Date -
  10/15/01)
  Beginning AUV.............................................            N/A                     N/A    (a)     10.000
                                                                                                       (b)     10.000
  Ending AUV................................................            N/A                     N/A    (a)     10.027
                                                                                                       (b)     10.017
  Ending Number of AUs......................................            N/A                     N/A    (a)    458,910
                                                                                                       (b)     30,268
---------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Emerging Growth, Class II Shares (Inception
  Date - 10/15/01)
  Beginning AUV.............................................            N/A                     N/A    (a)     10.000
                                                                                                       (b)     10.000
  Ending AUV................................................            N/A                     N/A    (a)      9.449
                                                                                                       (b)      9.471
  Ending Number of AUs......................................            N/A                     N/A    (a)     51,578
                                                                                                       (b)     13,454
---------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Growth and Income, Class II Shares (Inception
  Date - 10/15/01)
  Beginning AUV.............................................            N/A                     N/A    (a)     10.000
                                                                                                       (b)     10.000
  Ending AUV................................................            N/A                     N/A    (a)     10.807
                                                                                                       (b)     10.776
  Ending Number of AUs......................................            N/A                     N/A    (a)    187,349
                                                                                                       (b)     21,215
---------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund Growth and Income (Inception Date -
  N/A)*
  Beginning AUV.............................................            N/A                     N/A               N/A

  Ending AUV................................................            N/A                     N/A               N/A

  Ending Number of AUs......................................            N/A                     N/A               N/A

---------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund Mid Cap Value (Inception Date -
  N/A)*
  Beginning AUV.............................................            N/A                     N/A               N/A

  Ending AUV................................................            N/A                     N/A               N/A
  Ending Number of AUs......................................            N/A                     N/A               N/A

---------------------------------------------------------------------------------------------------------------------
(a) Without election of the optional EstatePlus feature.
(b) With election of the optional EstatePlus feature.
AUV - Accumulation Unit Value
AU - Accumulation Units
* This fund was not available for sale until May 1, 2002.

                                         ACCUMULATION UNIT VALUES AND ACCUMULATION UNITS
                                                           INCEPTION TO         4/30/00 TO        4/30/01 TO        FISCAL YEAR
            POLARIS II A-CLASS PORTFOLIOS                     4/30/00             4/30/01           4/30/02          12/31/01
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
American Funds Asset Allocation (Inception Date -
  N/A)**..............................................            N/A                     N/A               N/A    (a)        N/A
Beginning AUV.........................................            N/A                     N/A               N/A    (b)        N/A
Ending AUV............................................            N/A                     N/A               N/A    (c)        N/A
Ending Number of AUs..................................            N/A                     N/A               N/A    (d)        N/A
---------------------------------------------------------------------------------------------------------------------------------
American Funds Global Growth (Inception Date -
  N/A)**..............................................            N/A                     N/A               N/A    (a)        N/A
Beginning AUV.........................................            N/A                     N/A               N/A    (b)        N/A
Ending AUV............................................            N/A                     N/A               N/A    (c)        N/A
Ending Number of AUs..................................            N/A                     N/A               N/A    (d)        N/A
---------------------------------------------------------------------------------------------------------------------------------
American Funds Growth (Inception Date - N/A)**........            N/A                     N/A               N/A    (a)        N/A
Beginning AUV.........................................            N/A                     N/A               N/A    (b)        N/A
Ending AUV............................................            N/A                     N/A               N/A    (c)        N/A
Ending Number of AUs..................................            N/A                     N/A               N/A    (d)        N/A
---------------------------------------------------------------------------------------------------------------------------------
American Funds Growth-Income (Inception Date -
  N/A)**..............................................            N/A                     N/A               N/A    (a)        N/A
Beginning AUV.........................................            N/A                     N/A               N/A    (b)        N/A
Ending AUV............................................            N/A                     N/A               N/A    (c)        N/A
Ending Number of AUs..................................            N/A                     N/A               N/A    (d)        N/A


---------------------------------------------------------------------------------------------------------------------------------
(a) Without election of the optional EstatePlus feature.
(b) With election of the optional EstatePlus feature.
AUV - Accumulation Unit Value
AU - Accumulation Units
** This fund was not available for sale until September 30, 2002.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                  APPENDIX B - MARKET VALUE ADJUSTMENT ("MVA")
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

The MVA reflects the impact that changing interest rates have on the value of money invested at a fixed interest rate. The longer the period of time remaining in the term you initially agreed to leave your money in the fixed account option, the greater the impact of changing interest rates. The impact of the MVA can be either positive or negative, and is computed by multiplying the amount withdrawn, transferred or switched to the Income Phase by the following factor:

                           [(1+I)/(1+J+L)](N/12) - 1

                  The MVA formula may differ in certain states where:

        I is the interest rate you are earning on the money invested in the fixed account option;

        J is the interest rate then currently available for the period of time equal to the number of years (rounded up to an integer) remaining in the term you initially agreed to leave your money in the fixed account option; and

        N is the number of full months remaining in the term you initially agreed to leave your money in the fixed account option.

        L=0.005, except in PA where L=0 and FL where L=0.0025.

EXAMPLES OF THE MVA

The examples below assume the following:

     (1) You made an initial Purchase Payment of $10,000 (net of the sales charge) and allocated it to the 10-year fixed account option at a rate of 5%;

     (2) You make a partial withdrawal of $4,000 when 1 1/2 years (18 months) remain in the 10-year term you initially agreed to leave your money in the fixed account option (N=18); and

     (3) You have not made any other transfers, additional Purchase Payments, or withdrawals.

We assume no withdrawal charge applies. If a withdrawal charge applies, it is deducted before the MVA. The MVA is assessed on the amount withdrawn less any withdrawal charges.

POSITIVE ADJUSTMENT

Assume that on the date of withdrawal, the interest rate in effect for a new Purchase Payments in the 1-year fixed account option is 3.5% and the 3-year fixed account option is 4.5%. By linear interpolation, the interest rate for the remaining 2 years (1 1/2 years rounded up to the next full year) in the contract is calculated to be 4%.

The MVA factor is = [(1+I)/(1+J+L)](N/12) - 1 where L=0.005
                  = [(1.05)/(1.04+0.005)](18/12) - 1
                  = (1.004785)(1.5) - 1
                  = 1.007186 - 1
                  = + 0.007186

The requested withdrawal amount is multiplied by the MVA factor to determine the
MVA:
                         $4,000 x (+0.007186) = +$28.74

$28.74 represents the MVA that would be added to your withdrawal.

NEGATIVE ADJUSTMENT

Assume that on the date of withdrawal, the interest rate in effect for new Purchase Payments in the 1-year fixed account option is 5.5% and the 3-year fixed account option is 6.5%. By linear interpolation, the interest rate for the remaining 2 years (1 1/2 years rounded up to the next full year) in the contract is calculated to be 6%.

The MVA factor is = [(1+I)/(1+J+L)](N/12) - 1 where L=0.005
                  = [(1.05)/(1.06+0.005)](18/12) - 1
                  = (0.985915)(1.5) - 1
                  = 0.978948 - 1
                  = - 0.021052

The requested withdrawal amount is multiplied by the MVA factor to determine the
MVA:
                        $4,000 X (- 0.021052) = -$84.21

$84.21 represents the MVA that will be deducted from the money remaining in the 10-year fixed account option.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
           APPENDIX C - DEATH BENEFITS FOLLOWING SPOUSAL CONTINUATION
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Capitalized terms used in this Appendix have the same meaning as they have in the Death Benefit section of the prospectus.

The term Continuation Net Purchase Payments is used frequently to describe the death benefits payable to the beneficiary of the Continuing Spouse for contracts issued on or after October 24, 2001. We define Continuation Net Purchase Payments as Net Purchase Payments made on and/or after the Continuation Date. For the purpose of calculating Continuation Net Purchase Payments, the amount that equals the contract value on the Continuation Date, including the Continuation Contribution is considered a Purchase Payment. If the Continuing Spouse makes no additional Purchase Payments or withdrawals, Continuation Net Purchase Payments equals the contract value on the Continuation Date, including the Continuation Contribution.

The term "Gross Withdrawals" as used in describing the death benefit option below is defined as withdrawals and the fees and charges applicable to those withdrawals.

The following describes the death benefit options following spousal continuation for contracts issued on or after October 24, 2001:

    1. Purchase Payment Accumulation Option

         If a Continuation Contribution is added on the Continuation Date, the death benefit is the greater of:

         a. The contract value on the date we receive all required paperwork and satisfactory proof of the Continuing Spouse's death; or

         b. Continuation Net Purchase Payments; or

         c. Continuation Net Purchase Payments compounded to the date of death at a 4% annual growth rate, (3% growth rate if the Continuing Spouse was age 70 or older on the Continuation Date) plus any Purchase Payments recorded after the date of death; and reduced by any Gross Withdrawals recorded after the date of death in the same proportion that the Gross Withdrawal reduced the contract value on the date of each withdrawal; or

         d. The contract value on the seventh contract anniversary following the original issue date of the contract, plus any Purchase Payments since the seventh contract anniversary and reduced for any Gross Withdrawals recorded after the seventh contract anniversary in the same proportion that the Gross Withdrawal reduced the contract value on the date of the Gross Withdrawal, all compounded at a 4% annual growth rate until the date of death (3% annual growth rate if the Continuing Spouse is age 70 or older on the Continuation Date) plus any Purchase Payments; and reduced for any withdrawals recorded after the date of death in the same proportion that each withdrawal reduced the contract value on the date of the withdrawal

         If a Continuation Contribution is not added on the Continuation Date, the death benefit is the greater of:

         a. The contract value on the date we receive all required paperwork and satisfactory proof of the Continuing Spouse's death; or

         b. Total Gross Purchase Payments reduced by any withdrawals in the same proportions that the withdrawal reduced the contract value on the date of each withdrawal; or

         c. Net Purchase Payments made from the original contract issue date compounded to the date of death at a 4% annual growth rate, (3% growth rate if the Continuing Spouse was age 70 or older on the original contract issue date) plus any Purchase Payments recorded after the date of death; and reduced for any Gross Withdrawals recorded after the date of death in the same proportion that each Gross Withdrawal reduced the contract value on the date of the withdrawal; or

         d. The contract value on the seventh contract anniversary following the original issue date of the contract, plus any Purchase Payments since the seventh contract anniversary; and reduced for any Gross Withdrawals since the seventh contract anniversary in the same proportion that each Gross Withdrawal reduced the contract value on the date of the Gross Withdrawal, all compounded at a 4% annual growth rate until the date of death (3% annual growth rate if the Continuing Spouse is age 70 or older on the contract issue date) plus any Purchase Payments; and reduced for any Gross Withdrawals recorded after the date of death in the same proportion that each Gross Withdrawal reduced the contract value on the date of the Gross Withdrawal.

    2. Maximum Anniversary Value Option -- if the continuing spouse is below age 90 at the time of death, and:

         If a Continuation Contribution is added on the Continuation Date, the death benefit is the greatest of:

         a. The contract value on the date we receive all required paperwork and satisfactory proof of the Continuing Spouse's death; or

         b. Continuation Net Purchase Payments; or

         c. The maximum anniversary value on any contract anniversary occurring after the Continuation Date and prior to the Continuing Spouse's 81st birthday. The anniversary value equals the contract value on a contract anniversary plus any Purchase Payments made since that contract anniversary; and reduced for any Gross Withdrawals recorded since the contract anniversary in the same proportion that each Gross Withdrawal reduced the contract value on the date of the Gross Withdrawal. Contract anniversary is defined as any anniversary following the full 12 month period after the original contract issue date.

         If a Continuation Contribution is not added on the Continuation Date, the death benefit is the greatest of:

         a. The contract value on the date we receive all required paperwork and satisfactory proof of the Continuing Spouse's death; or

         b. Total Gross Purchase Payments reduced by withdrawals in the same proportion that the withdrawal reduced the contract value on the date of the withdrawal; or

         c. The maximum anniversary value on any contract anniversary from the original contract issue date prior to the Continuing Spouse's 81st birthday. The anniversary value equals the contract value on a contract anniversary plus any Purchase Payments since that contract anniversary; and reduced for any Gross Withdrawals since the contract anniversary in the same proportion that the Gross Withdrawal reduced each contract value on the date of the Gross Withdrawal. Contract anniversary is defined as the full 12 month period after the original contract issue date.

         If the Continuing Spouse is age 90 or older at the time of death, under the Maximum Anniversary death benefit, their beneficiary will receive only the contract value at the time we receive all required paperwork and satisfactory proof of death.

         Please see the Statement of Additional Information for a description of the death benefit calculations following a Spousal Continuation for contracts issued before October 24, 2001.

B. THE ESTATEPLUS BENEFIT PAYABLE UPON CONTINUING SPOUSE'S DEATH:

The EstatePlus benefit may increase the death benefit amount. The EstatePlus benefit is only available if the original owner elected EstatePlus and it has not been discontinued or terminated. If the Continuing Spouse had earnings in the contract at the time of his/her death, we will add a percentage of those earnings (the "EstatePlus Percentage"), subject to a maximum dollar amount (the "Maximum EstatePlus Percentage"), to the death benefit payable, based on the number of years the Continuing Spouse has held the contract since the Continuation Date. The EstatePlus benefit, if any, is added to the death benefit payable under the Purchase Payment Accumulation or the Maximum Anniversary option.

The term "Continuation Net Purchase Payment" is used frequently to describe the EstatePlus benefit payable to the beneficiary of the Continuing Spouse. We define Continuation Net Purchase Payment as Net Purchase Payments made as of the Continuation Date. For the purpose of calculating Continuation Net Purchase Payments, the amount that equals the contract value on the Continuation Date, including the Continuation Contribution is considered a Purchase Payment. If the Continuing Spouse makes no additional Purchase Payments or withdrawal, Continuation Net Purchase Payments equals the contract value on the Continuation Date, including the Continuation Contribution.

The following table identifies the factors we use in determining the percentage of earnings that will be added to the death benefit at the Continuing Spouse's date of death, if the Continuing Spouse is age 69 or younger on the Continuation
Date:

-------------------------------------------------------------
 CONTRACT YEAR         ESTATEPLUS              MAXIMUM
    OF DEATH           PERCENTAGE       ESTATEPLUS PERCENTAGE
-------------------------------------------------------------
 Years 0-4         25% of earnings      40% of Continuation
                                        Net Purchase Payments
-------------------------------------------------------------
 Years 5-9         40% of earnings      65% of Continuation
                                        Net Purchase
                                        Payments*
-------------------------------------------------------------
 Years 10+         50% of earnings      75% of Continuation
                                        Net Purchase
                                        Payments*
-------------------------------------------------------------

If the Continuing Spouse is between their 70th and 81st birthday on the Continuation Date, the table below shows the available EstatePlus benefit:

-------------------------------------------------------------
 CONTRACT YEAR         ESTATEPLUS              MAXIMUM
    OF DEATH           PERCENTAGE       ESTATEPLUS PERCENTAGE
-------------------------------------------------------------
 All Contract      25% of earnings      40% of Continuation
 Years                                  Net Purchase
                                        Payments*
-------------------------------------------------------------

* Purchase Payments received after the 5(th) year following the Continuation Date must remain in the contract for at least six months to be included as part of Continuation Net Purchase Payments for purpose of the Maximum EstatePlus calculation.

What is the Contract Year of Death?

Contract Year of Death is the number of full 12 month periods starting on the Continuation Date and ending on the Continuing Spouse's date of death.

What is the EstatePlus amount?

We determine the EstatePlus amount based upon a percentage of earnings in the contract at the time of the Continuing Spouse's death. For the purpose of this calculation, earnings are defined as (1) minus (2) where

         (1) equals the contract value on the Continuing Spouse's date of death;

         (2) equals the Continuation Net Purchase Payment(s).

What is the Maximum EstatePlus amount?

The EstatePlus benefit is subject to a maximum dollar amount. The Maximum EstatePlus amount is a percentage of the Continuation Net Purchase Payments.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE SPOUSAL CONTINUATION PROVISION (IN ITS ENTIRETY OR ANY COMPONENT) AT ANY TIME ON PROSPECTIVELY ISSUED CONTRACTS.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                           APPENDIX D - PREMIUM TAXES
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Premium taxes vary according to the state and are subject to change without notice. In many states, there is no tax at all. Listed below are the current premium tax rates in those states that assess a premium tax. For current information, you should consult your tax adviser.

                                                              QUALIFIED    NON-QUALIFIED
                           STATE                              CONTRACT       CONTRACT
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
California                                                        .50%          2.35%
----------------------------------------------------------------------------------------
Maine                                                               0%             2%
----------------------------------------------------------------------------------------
Nevada                                                              0%          3.50%
----------------------------------------------------------------------------------------
South Dakota                                                        0%          1.25%*
----------------------------------------------------------------------------------------
West Virginia                                                       1%             1%
----------------------------------------------------------------------------------------
Wyoming                                                             0%             1%
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------

        * On the first of $500,000 of premiums; 0.80% on the amount in excess of $500,000.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   APPENDIX E - HYPOTHETICAL EXAMPLE OF THE OPERATION OF THE INCOME PROTECTOR
                                    FEATURE
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

This table assumes $100,000 initial investment, net of sales charges, in a Non-qualified contract with no withdrawals, additional Purchase Payments or premium taxes.

-------------------------------------------------------------------------------------------------
                             Minimum annual income if you elect to receive income payments
     If at issue                             on contract anniversary . . .
    you are . . .              7                 10                 15                 20
-------------------------------------------------------------------------------------------------
   Male age 60*              6,108              6,672              7,716              8,832
-------------------------------------------------------------------------------------------------
   Female age 60*            5,388              5,880              6,900              8,112
-------------------------------------------------------------------------------------------------
   Joint**                   4,716              5,028              5,544              5,928
   Male-60
   Female-60
-------------------------------------------------------------------------------------------------

 * Life annuity with 10 years guaranteed
** Joint and survivor life annuity with 20 years guaranteed

--------------------------------------------------------------------------------

   Please forward a copy (without charge) of the Polaris(II) A-Class Variable Annuity Statement of Additional Information to:

              (Please print or type and fill in all information.)

        ------------------------------------------------------------------------
        Name

        ------------------------------------------------------------------------
        Address

        ------------------------------------------------------------------------
        City/State/Zip

        Date: ----------------------- Signed: ----------------------------------

   Return to: Anchor National Life Insurance Company, Annuity Service Center, P.O. Box 52499, Los Angeles, California 90054-0299
--------------------------------------------------------------------------------

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
                         VARIABLE ANNUITY ACCOUNT SEVEN
              SUPPLEMENT TO THE POLARIS II ASSET MANAGER PROSPECTUS
                                DATED MAY 1, 2003

THIS SUPPLEMENT REPLACES ALL PREVIOUS SUPPLEMENTS.
THE DATE OF THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION IS CHANGED TO MAY 1, 2003.

THE FOLLOWING SUPPLEMENTS ANY DISCUSSION PERTAINING TO THE 1-YEAR FIXED ACCOUNT OPTION IN THE PROSPECTUS:
      If you purchase your contract on or after December 2, 2002, you may not allocate any Purchase Payments to or transfer into the one-year fixed account option. This restriction may not apply in certain states. Please check with your financial representative for availability.

THE FOLLOWING IS ADDED TO THE SECOND TO LAST PARAGRAPH UNDER DOLLAR COST
AVERAGING:
      If you purchase your contract on or after December 2, 2002 and you terminate your DCA program with money remaining in the DCA fixed accounts, we will transfer the remaining funds to the same target account(s) as previously designated by you, unless we receive different instructions from you.

THE NAMES OF THE FOLLOWING VARIABLE PORTFOLIOS HAVE BEEN CHANGED:
Federated Value Portfolio changed to Federated American Leaders Portfolio. MFS Growth & Income Portfolio changed to MFS Massachusetts Investors Trust Portfolio.
Putnam Growth Portfolio changed to Putnam Growth: Voyager Portfolio.

THE FOLLOWING REPLACES THE FEE TABLES AND EXAMPLES ON PAGES 5 - 6.

                                   FEE TABLES

The following describes the fees and expenses that you will pay at the time that transfer cash value between investment options or surrender the contract. If applicable, you may also be subject to state premium taxes.

TRANSFER FEE       No charge for the first 18 transfers each contract year; thereafter, the fee is $25
                   ($10 in Pennsylvania and Texas) per transfer

WITHDRAWAL/SALES CHARGE             NONE

The following describes the fees and expenses that you will pay periodically during the time that you own the contract, not including underlying portfolio fees and expenses which are outlined in the next section.

CONTRACT MAINTENANCE FEE            NONE

SEPARATE ACCOUNT ANNUAL EXPENSES
(deducted daily as a percentage of your average daily net asset value)

Mortality and Expense Risk Fees                 0.85%
Distribution Expense Charge                     0.15%
Optional EstatePlus Fee(1)                      0.25%
Total Separate Account Annual Expenses          1.25%

(1) EstatePlus, an enhanced death benefit feature is optional. If you do not elect the EstatePlus feature, your total separate account annual expenses would be 1.00%.

                               PORTFOLIO EXPENSES

The following shows the minimum and maximum total operating expenses charged by the underlying portfolios of the Trusts before any waivers or reimbursements. More detail concerning Trusts' fees and expenses is contained in the prospectus for each of the Trusts. Please read them carefully before investing.

Total Annual Trust Operating Expenses                                                          Minimum        Maximum
-------------------------------------                                                          -------        -------
(expenses that are deducted from Trust assets, including management fees, 12b-1 fees, and
other expenses)                                                                                0.52%          1.53%

                                EXPENSE EXAMPLES


These examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include owner transaction expenses, separate account annual expenses, fees for optional features and fees and expenses of the underlying portfolio of the Trusts.

The examples assume that you invest $10,000 in the contract for the time periods indicated. The examples also assume that your investment has a 5% return each year and assumes the maximum and minimum fees and expenses of the underlying portfolios of the Trusts are reflected. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

MAXIMUM EXPENSE EXAMPLES
(ASSUMING MAXIMUM SEPARATE ACCOUNT ANNUAL EXPENSES OF 1.25%, INCLUDING ESTATEPLUS AND INVESTMENT IN AN UNDERLYING PORTFOLIO WITH TOTAL EXPENSES OF 1.53%)

(1) If you surrender your contract at the end of the applicable time period and you elect the optional Estate Plus (0.25%) feature:

                 1 YEAR                      3 YEARS                      5 YEARS                       10 YEARS
                 ------                      -------                      -------                       --------
                  $266                        $817                         $1,395                        $2,964

(2) If you do not surrender your contract and you elect the optional Estate Plus (0.25%) feature:

                 1 YEAR                      3 YEARS                      5 YEARS                       10 YEARS
                 ------                      -------                      -------                       --------
                  $266                        $817                         $1,395                        $2,964

(3)   If you annuitize your contract:

                 1 YEAR                      3 YEARS                      5 YEARS                       10 YEARS
                 ------                      -------                      -------                       --------
                  $241                        $742                         $1,270                        $2,716

MINIMUM EXPENSE EXAMPLES
(ASSUMING MINIMUM SEPARATE ACCOUNT ANNUAL EXPENSES OF 1.00% AND INVESTMENT IN AN UNDERLYING PORTFOLIO WITH TOTAL EXPENSES OF 0.52%)

(1) If you surrender your contract at the end of the applicable time period and you do not elect any optional features:

                1 YEAR                      3 YEARS                       5 YEARS                       10 YEARS
                ------                      -------                       -------                       --------
                 $139                         $434                         $750                          $1,646

(2) If you do not surrender your contract and you do not elect any optional features:

                1 YEAR                      3 YEARS                       5 YEARS                       10 YEARS
                ------                      -------                       -------                       --------
                 $139                         $434                         $750                          $1,646

(3)   If you annuitize your contract:

                1 YEAR                      3 YEARS                       5 YEARS                       10 YEARS
                ------                      -------                       -------                       --------
                 $139                         $434                         $750                          $1,646

Date:  May 1, 2003


                Please keep this Supplement with your prospectus.


                                  Page 2 of 2

THE ANCHOR SERIES AND SUNAMERICA SERIES TRUST PROSPECTUSES THAT ARE ATTACHED TO
  THIS PROSPECTUS ARE NO LONGER CURRENT. PLEASE REFER TO THE ANCHOR SERIES AND SUNAMERICA SERIES TRUST PROSPECTUSES DATED MAY 1, 2003 WHICH ARE INCLUDED IN
                                 THIS PACKAGE.

                        [POLARIS(II) Asset Manager LOGO]

                                   PROSPECTUS

                                AUGUST 28, 2002

Please read this prospectus carefully       FLEXIBLE PAYMENT DEFERRED ANNUITY CONTRACTS
before investing and keep it for                issued by
future reference. It contains               ANCHOR NATIONAL LIFE INSURANCE COMPANY
important information about the                 in connection with
Polaris(II) Asset Manager Variable          VARIABLE ANNUITY ACCOUNT SEVEN
Annuity.                                    The annuity has 37 investment choices -- 7 fixed account options and 30
                                            Variable Portfolios listed below. The 7 fixed account options include
To learn more about the annuity             specified periods of 1, 3, 5, 7 and 10 years and DCA accounts for 6-month
offered by this prospectus, you can         and 1-year periods. The 30 Variable Portfolios are part of the Anchor
obtain a copy of the Statement of           Series Trust ("AST"), the Lord Abbett Series Fund, Inc. ("LAT"), the
Additional Information ("SAI") dated        SunAmerica Series Trust ("SST") and the Van Kampen Life Investment Trust
August 28, 2002. The SAI is on file         ("VKT").
with the Securities and Exchange
Commission ("SEC") and is                   STOCKS:
incorporated by reference into this           MANAGED BY ALLIANCE CAPITAL MANAGEMENT L.P.
prospectus. The Table of Contents of             - Alliance Growth Portfolio                                        SST
the SAI appears on page 22 of this               - Global Equities Portfolio                                        SST
prospectus. For a free copy of the               - Growth-Income Portfolio                                          SST
SAI, call us at (800) 445-SUN2 or             MANAGED BY DAVIS ADVISERS
write to us at our Annuity Service               - Davis Venture Value Portfolio                                    SST
Center, P.O. Box 54299, Los Angeles,             - Real Estate Portfolio                                            SST
California 90054-0299.                        MANAGED BY FEDERATED INVESTORS L.P.
                                                 - Federated Value Portfolio                                        SST
In addition, the SEC maintains a                 - Telecom Utility Portfolio                                        SST
website (http://www.sec.gov) that             MANAGED BY GOLDMAN SACHS ASSET MANAGEMENT
contains the SAI, materials                      - Goldman Sachs Research Portfolio                                 SST
incorporated by reference and other           MANAGED BY MASSACHUSETTS FINANCIAL SERVICES COMPANY
information filed electronically with            - MFS Growth & Income Portfolio                                    SST
the SEC by Anchor National.                      - MFS Mid-Cap Growth Portfolio                                     SST
                                              MANAGED BY PUTNAM INVESTMENT MANAGEMENT INC.
Annuities involve risks, including               - Emerging Markets Portfolio                                       SST
possible loss of principal. Annuities            - International Growth & Income Portfolio                          SST
are not a deposit or obligation of,              - Putnam Growth Portfolio                                          SST
or guaranteed or endorsed by, any             MANAGED BY SUNAMERICA ASSET MANAGEMENT CORP.
bank. They are not Federally insured             - Aggressive Growth Portfolio                                      SST
by the Federal Deposit Insurance                 - Blue Chip Growth Portfolio                                       SST
Corporation, the Federal Reserve                 - "Dogs" of Wall Street Portfolio                                  SST
Board or any other agency.                       - Growth Opportunities Portfolio                                   SST
                                              MANAGED BY VAN KAMPEN
                                                 - International Diversified Equities Portfolio                     SST
                                                 - Technology Portfolio                                             SST
                                              MANAGED BY WELLINGTON MANAGEMENT COMPANY LLP
                                                 - Capital Appreciation Portfolio                                   AST
                                                 - Growth Portfolio                                                 AST
                                            BALANCED:
                                              MANAGED BY WM ADVISORS, INC.
                                                 - Asset Allocation Portfolio                                       SST
                                              MANAGED BY MASSACHUSETTS FINANCIAL SERVICES COMPANY
                                                 - MFS Total Return Portfolio                                       SST
                                              MANAGED BY SUNAMERICA ASSET MANAGEMENT CORP.
                                                 - SunAmerica Balanced Portfolio                                    SST
                                            BONDS:
                                              MANAGED BY FEDERATED INVESTORS L.P.
                                                 - Corporate Bond Portfolio                                         SST
                                              MANAGED BY GOLDMAN SACHS ASSET MANAGEMENT INT'L.
                                                 - Global Bond Portfolio                                            SST
                                              MANAGED BY SUNAMERICA ASSET MANAGEMENT CORP.
                                                 - High-Yield Bond Portfolio                                        SST
                                              MANAGED BY VAN KAMPEN
                                                 - Worldwide High Income Portfolio                                  SST
                                              MANAGED BY WELLINGTON MANAGEMENT COMPANY LLP
                                                 - Government & Quality Bond Portfolio                              AST
                                            CASH:
                                              MANAGED BY BANC OF AMERICA CAPITAL MANAGEMENT, LLC
                                                 - Cash Management Portfolio                                        SST

  THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION, NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY
 OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Anchor National Life Insurance Company is in the process of changing its name to AIG SunAmerica Life Assurance Company. We anticipate this process will take some time to implement in all jurisdictions where we do business. We expect the name change to be completed during 2003. To begin this process we officially changed the name in our state of domicile, Arizona. However, we continue to do business today, under the name Anchor National and will refer to the Company by that name throughout this prospectus. You will be notified when the name is changed to AIG SunAmerica Life Assurance Company and we are no longer doing business as Anchor National. Please keep in mind, this is a name change only and will not affect the substance of your contract.

----------------------------------------------------------------
----------------------------------------------------------------
                INCORPORATION OF CERTAIN DOCUMENTS BY REFERENCE
----------------------------------------------------------------
----------------------------------------------------------------

Anchor National's Annual Report on Form 10-K/A for the year ended December 31, 2001 is incorporated herein by reference.

All documents or reports filed by Anchor National under Section 13(a), 13(c), 14, or 15(d) of the Securities Exchange Act of 1934, as amended (the "Exchange Act") after the effective date of this prospectus are also incorporated by reference. Statements contained in this prospectus and subsequently filed documents which are incorporated by reference or deemed to be incorporated by reference are deemed to modify or supersede documents incorporated herein by reference.

Anchor National files its Exchange Act documents and reports, including its annual and quarterly reports on Form 10-K and Form 10-Q, electronically pursuant to EDGAR under CIK No. 0000006342.

Anchor National is subject to the informational requirements of the Securities and Exchange Act of 1934 (as amended). We file reports and other information with the SEC to meet those requirements. You can inspect and copy this information at SEC public facilities at the following locations:

WASHINGTON, DISTRICT OF COLUMBIA
450 Fifth Street, N.W., Room 1024
Washington, D.C. 20549

CHICAGO, ILLINOIS
500 West Madison Street
Chicago, IL 60661

NEW YORK, NEW YORK
233 Broadway
New York, N.Y. 10279

To obtain copies by mail contact the Washington, D.C. location. After you pay the fees as prescribed by the rules and regulations of the SEC, the required documents are mailed.

Registration statements under the Securities Act of 1933, as amended, related to the contracts offered by this prospectus are on file with the SEC. This prospectus does not contain all of the information contained in the registration statements and exhibits. For further information regarding the separate account, Anchor National and its general account, the Variable Portfolios and the contract, please refer to the registration statements and exhibits.

The SEC also maintains a website (http://www.sec.gov) that contains the SAI, materials incorporated by reference and other information filed electronically with the SEC by Anchor National.

Anchor National will provide without charge to each person to whom this prospectus is delivered, upon written or oral request, a copy of the above documents incorporated by reference. Requests for these documents should be directed to Anchor National's Annuity Service Center, as follows:

       Anchor National Life Insurance Company
       Annuity Service Center
       P.O. Box 54299
       Los Angeles, California 90054-0299
       Telephone Number: (800) 445-SUN2

----------------------------------------------------------------
----------------------------------------------------------------
         SECURITIES AND EXCHANGE COMMISSION POSITION ON INDEMNIFICATION
----------------------------------------------------------------
----------------------------------------------------------------

Indemnification for liabilities arising under the Securities Act of 1933 (the "Act") is provided to Anchor National's officers, directors and controlling persons. The SEC has advised that it believes such indemnification is against public policy under the Act and unenforceable. If a claim for indemnification against such liabilities (other than for Anchor National's payment of expenses incurred or paid by its directors, officers or controlling persons in the successful defense of any legal action) is asserted by a director, officer or controlling person of Anchor National in connection with the securities registered under this prospectus, Anchor National will submit to a court with jurisdiction to determine whether the indemnification is against public policy under the Act. Anchor National will be governed by final judgment of the issue. However, if in the opinion of Anchor National's counsel this issue has been determined by controlling precedent, Anchor National will not submit the issue to a court for determination.

 ------------------------------------------------------------------
 ------------------------------------------------------------------
                         TABLE OF CONTENTS
 ------------------------------------------------------------------
 ------------------------------------------------------------------
 INCORPORATION OF CERTAIN DOCUMENTS BY REFERENCE.............     2
 SECURITIES AND EXCHANGE COMMISSION POSITION ON
   INDEMNIFICATION...........................................     2
 GLOSSARY....................................................     3
 HIGHLIGHTS..................................................     4
 FEE TABLES..................................................     5
       Owner Transaction Expenses............................     5
       Transfer Fee..........................................     5
       Contract Maintenance Fee..............................     5
       Annual Separate Account Expenses......................     5
       Optional EstatePlus Fee...............................     5
       Portfolio Expenses....................................     5
 EXAMPLES....................................................     6
 THE POLARIS(II) ASSET MANAGER VARIABLE ANNUITY..............     7
 PURCHASING A POLARIS(II) ASSET MANAGER VARIABLE ANNUITY.....
                                                                  7
       Allocation of Purchase Payments.......................     8
       Accumulation Units....................................     8
       Free Look.............................................     8
       Exchange Offers.......................................     8
 INVESTMENT OPTIONS..........................................     9
       Variable Portfolios...................................     9
           Anchor Series Trust...............................     9
           SunAmerica Series Trust...........................     9
       Fixed Account Options.................................     9
       Market Value Adjustment ("MVA").......................    10
       Transfers During the Accumulation Phase...............    10
       Dollar Cost Averaging.................................    11
       Asset Allocation Rebalancing Program..................    12
       Principal Advantage Program...........................    12
       Voting Rights.........................................    12
       Substitution..........................................    13
 ACCESS TO YOUR MONEY........................................    13
       Systematic Withdrawal Program.........................    13
       Minimum Contract Value................................    13
 DEATH BENEFIT...............................................    13
       Purchase Payment Accumulation Option..................    14
       Maximum Anniversary Option............................    14
       EstatePlus............................................    15
       Spousal Continuation..................................    15
 EXPENSES....................................................    16
       Insurance Charges.....................................    16
       Other Revenue.........................................    16
       Investment Charges....................................    16
       Transfer Fee..........................................    16
       Optional EstatePlus Fee...............................    16
       Premium Tax...........................................    16
       Income Taxes..........................................    16
       Reduction or Elimination of Charges and Expenses, and
         Additional Amounts Credited.........................    16
 INCOME OPTIONS..............................................    17
       Annuity Date..........................................    17
       Income Options........................................    17
       Fixed or Variable Income Payments.....................    18
       Income Payments.......................................    18
       Transfers During the Income Phase.....................    18
       Deferment of Payments.................................    18
 TAXES.......................................................    18
       Annuity Contracts in General..........................    18
       Tax Treatment of Distributions - Non-qualified
         Contracts...........................................    19
       Tax Treatment of Distributions - Qualified
         Contracts...........................................    19
       Minimum Distributions.................................    19
       Tax Treatment of Death Benefits.......................    20
       Contracts Owned by a Trust or Corporation.............    20
       Gifts, Pledges and/or Assignments of a Non-Qualified
         Contract............................................    20
       Diversification.......................................    20
 PERFORMANCE.................................................    20
 OTHER INFORMATION...........................................    21
       Anchor National.......................................    21
       The Separate Account..................................    21
       The General Account...................................    21
       Distribution of the Contract..........................    21
       Administration........................................    21
       Legal Proceedings.....................................    22
       Ownership.............................................    22
       Custodian.............................................    22
       Independent Accountants...............................    22
       Registration Statement................................    22
 TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION....
                                                                 22
 APPENDIX A -- CONDENSED FINANCIAL INFORMATION...............   A-1
 APPENDIX B -- MARKET VALUE ADJUSTMENT ("MVA")...............   B-1
 APPENDIX C -- DEATH BENEFITS FOLLOWING SPOUSAL
   CONTINUATION..............................................   C-1
 APPENDIX D -- PREMIUM TAXES.................................   D-1
 ------------------------------------------------------------------
 ------------------------------------------------------------------
                              GLOSSARY
 ------------------------------------------------------------------
 ------------------------------------------------------------------
 We have capitalized some of the technical terms used in this prospectus. To help you understand these terms, we have defined them in this glossary.
 ACCUMULATION PHASE - The period during which you invest money in your contract.
 ACCUMULATION UNITS - A measurement we use to calculate the value of the variable portion of your contract during the Accumulation
 Phase.
 ANNUITANT(S) - The person(s) on whose life (lives) we base income payments.
 ANNUITY DATE - The date on which income payments are to begin, as selected by you.
 ANNUITY UNITS - A measurement we use to calculate the amount of income payments you receive from the variable portion of your contract during the Income Phase.
 BENEFICIARY - The person designated to receive any benefits under the contract if you or the Annuitant dies.
 GROSS PURCHASE PAYMENTS - The money you give us to buy the
 contract, as well as any additional money you give us to invest in the contract after you own it. Gross Purchase Payments do not reflect the reduction of the sales charge.
 INCOME PHASE - The period during which we make income payments to you.
 IRS - The Internal Revenue Service.
 NON-QUALIFIED (CONTRACT) - A contract purchased with after-tax dollars. In general, these contracts are not under any pension plan, specially sponsored program or individual retirement account
 ("IRA").
 PURCHASE PAYMENTS - The portion of your Gross Purchase Payments which we invest in your contract. We calculate this amount by deducting the applicable sales charge from your Gross Purchase
 Payments.
 QUALIFIED (CONTRACT) - A contract purchased with pre-tax dollars.
 These contracts are generally purchased under a pension plan, specially sponsored program or IRA.
 TRUSTS - Refers to the Anchor Series Trust, the SunAmerica Series
 Trust and the Van Kampen Life Investment Trust collectively.
 VARIABLE PORTFOLIO(S) - The variable investment options available under the contract. Each Variable Portfolio has its own investment objective and is invested in the underlying investments of the
 Anchor Series Trust, the SunAmerica Series Trust and the Van
 Kampen Life Investment Trust.

ALL FINANCIAL REPRESENTATIVES THAT SELL THE CONTRACTS OFFERED BY THIS PROSPECTUS
                     ARE REQUIRED TO DELIVER A PROSPECTUS.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   HIGHLIGHTS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

The Polaris(II) Asset Manager Variable Annuity is a contract between you and Anchor National Life Insurance Company ("Anchor National"). It is designed to help you invest on a tax-deferred basis and meet long-term financial goals. This variable annuity may only be purchased through a Registered Investment Advisor
(RIA) who is providing advisory services to you. Purchase Payments may be invested in a variety of variable and fixed account options. Like all deferred annuities, the contract has an Accumulation Phase and an Income Phase. During the Accumulation Phase, you invest money in your contract. The Income Phase begins when you start receiving income payments from your annuity to provide for your retirement.

FREE LOOK: You may cancel your contract within 10 days after receiving it (or whatever period is required in your state). You will receive whatever your contract is worth on the day that we receive your request plus any sales charge we deducted. The amount refunded may be more or less than your original Purchase Payment. We will return your original Purchase Payment if required by law. Please see PURCHASING A POLARIS(II) ASSET MANAGER VARIABLE ANNUITY in the prospectus.

EXPENSES: There are fees and charges associated with the contract. We deduct insurance charges which equal 0.85% annually of the average daily value of your contract allocated to the Variable Portfolios. There are investment charges on amounts invested in the Variable Portfolios. If you elect optional features available under the contract we may charge additional fees for those features. You may be charged a fee by your RIA for the services he or she provides. That fee is independent of the fees and charges that will be incurred as a result of your purchase of this variable annuity. Please see the FEE TABLE, PURCHASING A POLARIS(II) ASSET MANAGER VARIABLE ANNUITY and EXPENSES in the prospectus.

ACCESS TO YOUR MONEY: You may withdraw money from your contract during the Accumulation Phase. If you do so, earnings are deemed to be withdrawn first. You will pay income taxes on earnings and untaxed contributions when you withdraw them. Payments received during the Income Phase are considered partly a return of your original investment. A federal tax penalty may apply if you make withdrawals before age 59 1/2. Please see ACCESS TO YOUR MONEY and TAXES in the prospectus.

DEATH BENEFIT: A death benefit feature is available under the contract to protect your Beneficiaries in the event of your death during the Accumulation Phase. Please see DEATH BENEFITS in the prospectus.

INCOME OPTIONS: When you are ready to begin taking income, you can choose to receive income payments on a variable basis, fixed basis or a combination of both. You may also chose from five different income options, including an option for income that you cannot outlive. Please see INCOME OPTIONS in the prospectus.

INQUIRIES: If you have questions about your contract call your financial advisor or contact us at Anchor National Life Insurance Company Annuity Service Center P.O. Box 54299 Los Angeles, California 90054-0299. Telephone Number: (800) 445-SUN2.

ANCHOR NATIONAL OFFERS SEVERAL VARIABLE ANNUITY PRODUCTS TO MEET THE DIVERSE NEEDS OF OUR INVESTORS. EACH PRODUCT MAY PROVIDE DIFFERENT FEATURES AND BENEFITS OFFERED AT DIFFERENT FEES, CHARGES AND EXPENSES. WHEN WORKING WITH YOUR FINANCIAL ADVISOR TO DETERMINE THE BEST PRODUCT TO MEET YOUR NEEDS, YOU SHOULD CONSIDER, AMONG OTHER THINGS, WHETHER THE FEATURES OF THIS CONTRACT AND THE RELATED FEES PROVIDE THE MOST APPROPRIATE PACKAGE TO HELP YOU MEET YOUR LONG-TERM RETIREMENT SAVINGS GOALS.

  PLEASE READ THE PROSPECTUS CAREFULLY FOR MORE DETAILED INFORMATION REGARDING THESE AND OTHER FEATURES AND BENEFITS OF THE CONTRACT, AS WELL AS THE RISKS OF
                                   INVESTING.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   FEE TABLES
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                            OWNER TRANSACTION EXPENSES

 TRANSFER FEE........................ No charge for first 18 transfers each year; thereafter, fee is $25
                                      ($10 in Pennsylvania and Texas)
                                      per transfer

  CONTRACT MAINTENANCE FEE . . . . . . . . . . . . . . . . . . .            None
  ANNUAL SEPARATE ACCOUNT EXPENSES
  (AS A PERCENTAGE OF YOUR DAILY NET ASSET VALUE)

  Mortality and Expense Risk Charge.........................  0.70%
  Distribution Expense Charge...............................  0.15%
                                                              -----
     TOTAL SEPARATE ACCOUNT EXPENSES........................  0.85%
                                                              =====

 OPTIONAL ESTATEPLUS FEE
 (ESTATEPLUS, AN ENHANCED DEATH BENEFIT FEATURE, IS OPTIONAL AND IF ELECTED, THE FEE IS AN ANNUALIZED CHARGE THAT IS DEDUCTED DAILY.)

  Fee as a percentage of your daily net asset value.......  0.25%
                                                            -----

                               PORTFOLIO EXPENSES
                              ANCHOR SERIES TRUST
    (AS A PERCENTAGE OF AVERAGE NET ASSETS FOR THE TRUST'S FISCAL YEAR ENDED
                               DECEMBER 31, 2001)

                                                              MANAGEMENT         OTHER        TOTAL ANNUAL
                         PORTFOLIO                                FEE          EXPENSES         EXPENSES
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Capital Appreciation                                             0.70%           0.05%            0.75%
-----------------------------------------------------------------------------------------------------------
Gov't & Quality Bond                                             0.58%           0.06%            0.64%
-----------------------------------------------------------------------------------------------------------
Growth                                                           0.67%           0.05%            0.72%
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

                            SUNAMERICA SERIES TRUST
(AS A PERCENTAGE OF AVERAGE NET ASSETS AFTER REIMBURSEMENT OR WAIVER OF EXPENSES
              FOR THE TRUST'S FISCAL YEAR ENDED JANUARY 31, 2002)

                                                              MANAGEMENT         OTHER        TOTAL ANNUAL
                         PORTFOLIO                                FEE          EXPENSES         EXPENSES
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Aggressive Growth                                                0.68%           0.07%            0.75%
-----------------------------------------------------------------------------------------------------------
Alliance Growth                                                  0.60%           0.05%            0.65%
-----------------------------------------------------------------------------------------------------------
Asset Allocation                                                 0.59%           0.07%            0.66%
-----------------------------------------------------------------------------------------------------------
Blue Chip Growth(1)                                              0.70%           0.15%            0.85%
-----------------------------------------------------------------------------------------------------------
Cash Management                                                  0.48%           0.04%            0.52%
-----------------------------------------------------------------------------------------------------------
Corporate Bond                                                   0.60%           0.07%            0.67%
-----------------------------------------------------------------------------------------------------------
Davis Venture Value                                              0.71%           0.05%            0.76%
-----------------------------------------------------------------------------------------------------------
Dogs of Wall Street                                              0.60%           0.11%            0.71%
-----------------------------------------------------------------------------------------------------------
Emerging Markets                                                 1.25%           0.28%            1.53%
-----------------------------------------------------------------------------------------------------------
Federated Value                                                  0.69%           0.07%            0.76%
-----------------------------------------------------------------------------------------------------------
Global Bond                                                      0.68%           0.13%            0.81%
-----------------------------------------------------------------------------------------------------------
Global Equities                                                  0.72%           0.15%            0.87%
-----------------------------------------------------------------------------------------------------------
Goldman Sachs Research(1)                                        1.20%           0.15%            1.35%
-----------------------------------------------------------------------------------------------------------
Growth-Income                                                    0.53%           0.05%            0.58%
-----------------------------------------------------------------------------------------------------------
Growth Opportunities(1)                                          0.75%           0.25%            1.00%
-----------------------------------------------------------------------------------------------------------
High-Yield Bond                                                  0.63%           0.08%            0.71%
-----------------------------------------------------------------------------------------------------------
International Diversified Equities                               1.00%           0.23%            1.23%
-----------------------------------------------------------------------------------------------------------
International Growth and Income                                  0.95%           0.25%            1.20%
-----------------------------------------------------------------------------------------------------------
MFS Growth and Income                                            0.70%           0.08%            0.78%
-----------------------------------------------------------------------------------------------------------
MFS Mid-Cap Growth                                               0.75%           0.07%            0.82%
-----------------------------------------------------------------------------------------------------------
MFS Total Return                                                 0.66%           0.07%            0.73%
-----------------------------------------------------------------------------------------------------------
Putnam Growth                                                    0.77%           0.05%            0.82%
-----------------------------------------------------------------------------------------------------------
Real Estate                                                      0.80%           0.12%            0.92%
-----------------------------------------------------------------------------------------------------------
SunAmerica Balanced                                              0.60%           0.06%            0.66%
-----------------------------------------------------------------------------------------------------------
Technology                                                       1.20%           0.25%            1.45%
-----------------------------------------------------------------------------------------------------------
Telecom Utility(2)                                               0.75%           0.10%            0.85%
-----------------------------------------------------------------------------------------------------------
Worldwide High Income(2)                                         1.00%           0.11%            1.11%
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

 (1) For this portfolio, the advisor, SunAmerica Asset Management Corp., has voluntarily agreed to waive fees or expenses, if necessary, to keep operating expenses at or below established maximum amounts. All waivers or reimbursements may be terminated at any time. Only certain portfolios relied on these waivers and/or reimbursements during this fiscal year. Absent fee waivers or reimbursement of expenses by the adviser or custody credits, you would have incurred the following expenses during the last fiscal year: Blue Chip Growth 1.16%; Goldman Sachs Research 1.49%; and Growth Opportunities 1.19%.
 (2) Gross of custody credits of 0.01%.

           The above portfolio expenses were provided by the Trusts.
      We have not independently verified the accuracy of the information.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                    EXAMPLES
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

You will pay the following expenses on a $1,000 investment in each Variable Portfolio, assuming a 5% annual return on assets as well as investment management expenses after waiver, reimbursement or recoupment (assuming the waiver, reimbursement or recoupment will continue for the period shown), if applicable.

(a) If you elect the optional EstatePlus benefit.

(b) If you do not elect the optional EstatePlus benefit.

                                                              1 YEAR      3 YEARS     5 YEARS     10 YEARS
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Capital Appreciation                                           (a) $19     (a) $58    (a) $100    (a) $217
                                                               (b) $16     (b) $50    (b) $ 87    (b) $190
-----------------------------------------------------------------------------------------------------------
Government and Quality Bond                                    (a) $18     (a) $55    (a) $ 94    (a) $205
                                                               (b) $15     (b) $47    (b) $ 81    (b) $178
-----------------------------------------------------------------------------------------------------------
Growth                                                         (a) $19     (a) $57    (a) $ 99    (a) $214
                                                               (b) $16     (b) $50    (b) $ 86    (b) $187
-----------------------------------------------------------------------------------------------------------
Aggressive Growth                                              (a) $19     (a) $58    (a) $100    (a) $217
                                                               (b) $16     (b) $50    (b) $ 87    (b) $190
-----------------------------------------------------------------------------------------------------------
Alliance Growth                                                (a) $18     (a) $55    (a) $ 95    (a) $206
                                                               (b) $15     (b) $47    (b) $ 82    (b) $179
-----------------------------------------------------------------------------------------------------------
Asset Allocation                                               (a) $18     (a) $55    (a) $ 95    (a) $207
                                                               (b) $15     (b) $48    (b) $ 82    (b) $180
-----------------------------------------------------------------------------------------------------------
Blue Chip Growth                                               (a) $20     (a) $61    (a) $105    (a) $227
                                                               (b) $17     (b) $54    (b) $ 92    (b) $201
-----------------------------------------------------------------------------------------------------------
Cash Management                                                (a) $16     (a) $51    (a) $ 88    (a) $192
                                                               (b) $14     (b) $43    (b) $ 75    (b) $165
-----------------------------------------------------------------------------------------------------------
Corporate Bond                                                 (a) $18     (a) $56    (a) $ 96    (a) $208
                                                               (b) $15     (b) $48    (b) $ 83    (b) $181
-----------------------------------------------------------------------------------------------------------
Davis Venture Value                                            (a) $19     (a) $58    (a) $101    (a) $218
                                                               (b) $16     (b) $51    (b) $ 88    (b) $191
-----------------------------------------------------------------------------------------------------------
"Dogs" of Wall Street                                          (a) $18     (a) $57    (a) $ 98    (a) $213
                                                               (b) $16     (b) $49    (b) $ 85    (b) $186
-----------------------------------------------------------------------------------------------------------
Emerging Market                                                (a) $27     (a) $82    (a) $140    (a) $296
                                                               (b) $24     (b) $74    (b) $127    (b) $272
-----------------------------------------------------------------------------------------------------------
Federated Value                                                (a) $19     (a) $58    (a) $101    (a) $218
                                                               (b) $16     (b) $51    (b) $ 88    (b) $191
-----------------------------------------------------------------------------------------------------------
Global Bond                                                    (a) $19     (a) $60    (a) $103    (a) $223
                                                               (b) $17     (b) $52    (b) $ 90    (b) $197
-----------------------------------------------------------------------------------------------------------
Global Equities                                                (a) $20     (a) $62    (a) $106    (a) $230
                                                               (b) $17     (b) $54    (b) $ 93    (b) $203
-----------------------------------------------------------------------------------------------------------
Goldman Sachs Research                                         (a) $25     (a) $76    (a) $131    (a) $279
                                                               (b) $22     (b) $69    (b) $118    (b) $253
-----------------------------------------------------------------------------------------------------------
Growth-Income                                                  (a) $17     (a) $53    (a) $ 91    (a) $199
                                                               (b) $15     (b) $45    (b) $ 78    (b) $171
-----------------------------------------------------------------------------------------------------------
Growth Opportunities                                           (a) $21     (a) $66    (a) $113    (a) $243
                                                               (b) $19     (b) $58    (b) $100    (b) $217
-----------------------------------------------------------------------------------------------------------
High-Yield Bond                                                (a) $18     (a) $57    (a) $ 98    (a) $213
                                                               (b) $16     (b) $49    (b) $ 85    (b) $186
-----------------------------------------------------------------------------------------------------------
International Diversified Equities                             (a) $24     (a) $73    (a) $125    (a) $267
                                                               (b) $21     (b) $65    (b) $112    (b) $241
-----------------------------------------------------------------------------------------------------------
International Growth & Income                                  (a) $23     (a) $72    (a) $123    (a) $264
                                                               (b) $21     (b) $64    (b) $110    (b) $238
-----------------------------------------------------------------------------------------------------------
MFS Growth & Income                                            (a) $19     (a) $59    (a) $102    (a) $220
                                                               (b) $17     (b) $51    (b) $ 89    (b) $193
-----------------------------------------------------------------------------------------------------------
MFS Mid-Cap                                                    (a) $19     (a) $60    (a) $104    (a) $224
                                                               (b) $17     (b) $53    (b) $ 91    (b) $198
-----------------------------------------------------------------------------------------------------------
MFS Total Return                                               (a) $19     (a) $58    (a) $ 99    (a) $215
                                                               (b) $16     (b) $50    (b) $ 86    (b) $188
-----------------------------------------------------------------------------------------------------------
Putnam Growth                                                  (a) $19     (a) $60    (a) $104    (a) $224
                                                               (b) $17     (b) $53    (b) $ 91    (b) $198
-----------------------------------------------------------------------------------------------------------
Real Estate                                                    (a) $21     (a) $63    (a) $109    (a) $235
                                                               (b) $18     (b) $56    (b) $ 96    (b) $208
-----------------------------------------------------------------------------------------------------------
SunAmerica Balanced                                            (a) $18     (a) $55    (a) $ 95    (a) $207
                                                               (b) $15     (b) $48    (b) $ 82    (b) $180
-----------------------------------------------------------------------------------------------------------
Technology                                                     (a) $26     (a) $79    (a) $136    (a) $289
                                                               (b) $23     (b) $72    (b) $123    (b) $265
-----------------------------------------------------------------------------------------------------------
Telecom Utility                                                (a) $20     (a) $61    (a) $105    (a) $227
                                                               (b) $17     (b) $54    (b) $ 92    (b) $201
-----------------------------------------------------------------------------------------------------------
Worldwide High Income                                          (a) $22     (a) $69    (a) $118    (a) $254
                                                               (b) $20     (b) $62    (b) $106    (b) $229
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

EXPLANATION OF FEE TABLES AND EXAMPLES

1. The purpose of the Fee Tables is to show you the various expenses you would incur directly and indirectly by investing in the contract. The tables represented both fees at the separate account (contract) level as well as portfolio company investment management fees. Additional information on the portfolio company fees can be found in the Trust prospectuses located behind this prospectus.

2. For certain Variable Portfolios, the adviser, SunAmerica Asset Management Corp., has voluntarily agreed to waive fees or reimburse certain expenses, if necessary, to keep annual operating expenses at or below the lesser of the maximum allowed by any applicable state expense limitations or the following percentages of each Variable Portfolio's average net assets: Blue Chip Growth 0.85%; Goldman Sachs Research 1.35%; Growth Opportunities 1.00%. The adviser also may voluntarily waive or reimburse additional amounts to increase a Variable Portfolio's investment return. All waivers and/or reimbursements may be terminated at any time. Furthermore, the adviser may recoup any waivers or reimbursements within two years after such waivers or reimbursements are granted, provided that the Variable Portfolio is able to make such payment and remain in compliance with the foregoing expense limitations.

3. In addition to the stated assumptions, the Examples also assume an Insurance Charge of 0.85% and that no transfer fees were imposed. Although premium taxes may apply in certain states, they are not reflected in the Examples.

4. THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

  THE HISTORICAL ACCUMULATION VALUES ARE CONTAINED IN APPENDIX A -- CONDENSED
                             FINANCIAL INFORMATION.

----------------------------------------------------------------
----------------------------------------------------------------
                         THE POLARIS(II) ASSET MANAGER
                                VARIABLE ANNUITY
----------------------------------------------------------------
----------------------------------------------------------------

An annuity is a contract between you and an insurance company. You are the owner of the contract. The contract provides three main benefits:

     - Tax Deferral: This means that you do not pay taxes on your earnings from the annuity until you withdraw them.

     - Death Benefit: If you die during the Accumulation Phase, the insurance company pays a death benefit to your Beneficiary.

     - Guaranteed Income: If elected, you receive a stream of income for your lifetime, or another available period you select.

Tax-qualified retirement plans (e.g., IRAs, 401(k) or 403(b) plans) defer payment of taxes on earnings until withdrawal. If you are considering funding a tax-qualified retirement plan with an annuity, you should know that an annuity does not provide any additional tax deferral treatment of earnings beyond the treatment provided by the tax-qualified retirement plan itself. However, annuities do provide other features and benefits which may be valuable to you. You should fully discuss your purchase decision with your financial representative.

This annuity was developed to help you contribute to your retirement savings. This annuity works in two stages, the Accumulation Phase and the Income Phase. Your contract is in the Accumulation Phase during the period when you make payments into the contract. The Income Phase begins when you request us to start making income payments to you out of the money accumulated in your contract.

The contract is called a "variable" annuity because it allows you to invest in portfolios which, like mutual funds, vary with market conditions. You can gain or lose money if you invest in these Variable Portfolios. The amount of money you accumulate in your contract depends on the performance of the Variable Portfolios in which you invest. This contract currently offers 35 Variable Portfolios.

The contract also offers seven fixed account options for varying time periods. Fixed account options earn interest at a rate set and guaranteed by Anchor National. If you allocate money to the fixed account options, the amount of money that accumulates in the contract depends on the total interest credited to the particular fixed account option(s) in which you invest.

For more information on investment options available under this contract SEE INVESTMENT OPTIONS ON PAGE 9.

This annuity is designed to assist in contributing to retirement savings of investors whose personal circumstances allow for a long-term investment time horizon. As a function of the Internal Revenue Code ("IRC"), you may be assessed a 10% federal tax penalty on the taxable portion of any withdrawal made prior to your reaching age 59 1/2.

Anchor National Life Insurance Company (Anchor National, The Company, Us, We) issues the Polaris(II) Asset Manager Variable Annuity. When you purchase a Polaris(II) Asset Manager Variable Annuity, a contract exists between you and Anchor National. The Company is a stock life insurance company organized under the laws of the state of Arizona. Its principal place of business is 1 SunAmerica Center, Los Angeles, California 90067. The Company conducts life insurance and annuity business in the District of Columbia and all states except New York. Anchor National is an indirect, wholly owned subsidiary of American International Group, Inc. ("AIG"), a Delaware corporation.
----------------------------------------------------------------
----------------------------------------------------------------
                     PURCHASING A POLARIS(II) ASSET MANAGER
                                VARIABLE ANNUITY
----------------------------------------------------------------
----------------------------------------------------------------

An initial Gross Purchase Payment is the money you give us to buy a contract. Any additional money you give us to invest in the contract after purchase is a subsequent Gross Purchase Payment.

The following chart shows the minimum initial and subsequent Gross Purchase Payments permitted under your contract. These amounts depend upon whether a contract is Qualified or Non-qualified for tax purposes. FOR FURTHER EXPLANATION, SEE TAXES ON PAGE 18.

-----------------------------------------------------------
                       Minimum Initial        Minimum
                        Gross Purchase    Subsequent Gross
                           Payment        Purchase Payment
-----------------------------------------------------------
      Qualified             $2,000              $250
-----------------------------------------------------------
    Non-Qualified           $5,000              $500
-----------------------------------------------------------

Prior Company approval is required to accept Gross Purchase Payments greater than $1,500,000 (or greater than $1,330,000 if EstatePlus is elected). The Company reserves the right to refuse any Gross Purchase Payment including one which would cause the total Gross Purchase Payments to exceed $1,500,000 in all contracts issued by Anchor National to the same owner (or $1,330,000 if EstatePlus is elected) at the time of the Gross Purchase Payment. Additionally, the optional automatic payment plan allows you to make subsequent Gross Purchase Payments of as little as $20.

We may refuse any Gross Purchase Payment. In general, we will not issue a Qualified contract to anyone who is age 70 1/2 or older, unless it is shown that the minimum distribution required by the IRS is being made. In addition, we may not issue a contract to anyone age 91 or older. You may not elect Estate Plus if you are age 81 or older at the time of contract issue.

We allow spouses to jointly own this contract. However, the age of the older spouse is used to determine the availability of any age driven benefits. The addition of a joint owner after the contract has been issued is contingent upon prior review and approval by the Company.

ALLOCATION OF PURCHASE PAYMENTS

A Purchase Payment is the portion of your Gross Purchase Payment which we invest in your contract after we deduct the sales charge.

We invest your Purchase Payments in the fixed and variable investment options according to your instructions. If we receive a Purchase Payment without allocation instructions, we invest the money according to your last allocation instructions. SEE INVESTMENT OPTIONS ON PAGE 9.

In order to issue your contract, we must receive your completed application, Purchase Payment allocation instructions and any other required paperwork at our principal place of business. We allocate your initial Purchase Payment within two days of receiving it. If we do not have complete information necessary to issue your contract, we will contact you. If we do not have the information necessary to issue your contract within 5 business days we will send your money back to you, or ask your permission to keep your money until we get the information necessary to issue the contract.

ACCUMULATION UNITS

When you allocate a Purchase Payment to the Variable Portfolios, we credit your contract with Accumulation Units of the separate account funding the Polaris(II) Asset Manager variable annuity. We base the number of Accumulation Units you receive on the value of the Variable Portfolio as of the day we receive your money, if we receive it before 1 p.m. Pacific Standard Time, or on the next business day's unit value if we receive your money after 1 p.m. Pacific Standard Time. The value of an Accumulation Unit goes up and down based on the performance of the Variable Portfolios.

We calculate the value of an Accumulation Unit each day that the New York Stock Exchange ("NYSE") is open as follows:

     1. Determining the total value of money invested in a particular Variable Portfolio;

     2. Subtracting from that amount all applicable insurance charges; and

     3. Dividing this amount by the number of outstanding Accumulation Units at the end of the given NYSE business day.

We determine the number of Accumulation Units credited to your contract by dividing the Purchase Payment by the Accumulation Unit value for the specific Variable Portfolio.

     EXAMPLE:

     We receive a $25,000 Purchase Payment from you on Wednesday which you allocate to the Global Bond Portfolio. We determine that the value of an Accumulation Unit for the Global Bond Portfolio is $11.10 when the NYSE closes on Wednesday. We then divide $25,000 by $11.10 and credit your contract on Wednesday night with 2,252.52 Accumulation Units for the Global Bond Portfolio.

Performance of the Variable Portfolios and the insurance charges under your contract affect Accumulation Unit values. These factors cause the value of your contract to go up and down.

FREE LOOK

You may cancel your contract within ten days after receiving it (or longer if required by state law). We call this a "free look." To cancel, you must mail the contract along with your free look request to our Annuity Service Center at P.O. Box 54299, Los Angeles, California 90054-0299. We will refund the value of your contract on the day we receive your request, plus the sales charge we deducted. The amount refunded may be more or less than the amount you originally invested.

Certain states require us to return your Gross Purchase Payments upon a free look request. Additionally, all contracts issued as an IRA require the full return of Gross Purchase Payments upon a free look. With respect to those contracts, we reserve the right to put your money in the Cash Management Portfolio during the free look period. If you cancel your contract during the free look period, we return the greater of (1) your Gross Purchase Payment; or
(2) the value of your contract plus the sales charge we deducted. At the end of the free look period, we allocate your money according to your instructions.

EXCHANGE OFFERS

From time to time, we may offer to allow you to exchange an older variable annuity issued by Anchor National or one of its affiliates, for a newer product with more current features and benefits, also issued by Anchor National or one of its affiliates. Such an exchange offer will be made in accordance with applicable state and federal securities and insurance rules and regulations. We will explain the specific terms and conditions of any such exchange offer at the time the offer is made.

----------------------------------------------------------------
----------------------------------------------------------------
                               INVESTMENT OPTIONS
----------------------------------------------------------------
----------------------------------------------------------------

VARIABLE PORTFOLIOS

The contract currently offers 30 Variable Portfolios. These Variable Portfolios invest in shares of the Anchor Series Trust and the SunAmerica Series Trust, (the "Trusts"). Additional Variable Portfolios may be available in the future. The Variable Portfolios operate similarly to a mutual fund but are only available through the purchase of certain insurance contracts.

SunAmerica Asset Management Corp., an indirect wholly-owned subsidiary of AIG, is the investment adviser to the Trusts. The Trusts serve as the underlying investment vehicles for other variable annuity contracts issued by Anchor National, and other affiliated/unaffiliated insurance companies. Neither Anchor National nor the Trusts believe that offering shares of the Trusts in this manner disadvantages you. The adviser monitors the Trusts for potential conflicts.

The Variable Portfolios along with their respective subadvisers are listed below:

     ANCHOR SERIES TRUST

Wellington Management Company, LLP serves as subadviser to the Anchor Series Trust portfolios. Anchor Series Trust ("AST") has investment portfolios in addition to those listed below which are not available for investment under the contract.

     SUNAMERICA SERIES TRUST

Various subadvisers provide investment advice for the SunAmerica Series Trust portfolios. SunAmerica Series Trust ("SST") has investment portfolios in addition to those listed below which are not available for investment under the contract.

STOCKS:
  MANAGED BY ALLIANCE CAPITAL MANAGEMENT L.P.
      - Alliance Growth Portfolio                                            SST
      - Global Equities Portfolio                                            SST
      - Growth-Income Portfolio                                              SST
  MANAGED BY DAVIS ADVISERS
      - Davis Venture Value Portfolio                                        SST
      - Real Estate Portfolio                                                SST
  MANAGED BY FEDERATED INVESTORS L.P.
      - Federated Value Portfolio                                            SST
      - Telecom Utility Portfolio                                            SST
  MANAGED BY GOLDMAN SACHS ASSET MANAGEMENT
      - Goldman Sachs Research Portfolio                                     SST
  MANAGED BY MASSACHUSETTS FINANCIAL SERVICES COMPANY
      - MFS Growth & Income Portfolio                                        SST
      - MFS Mid-Cap Growth Portfolio                                         SST
  MANAGED BY PUTNAM INVESTMENT MANAGEMENT INC.
      - Emerging Markets Portfolio                                           SST
      - International Growth & Income Portfolio                              SST
      - Putnam Growth Portfolio                                              SST
  MANAGED BY SUNAMERICA ASSET MANAGEMENT CORPORATION
      - Aggressive Growth Portfolio                                          SST
      - Blue Chip Growth Portfolio                                           SST
      - "Dogs" of Wall Street Portfolio                                      SST
      - Growth Opportunities Portfolio                                       SST
 MANAGED BY VAN KAMPEN
      - International Diversified Equities Portfolio                         SST
      - Technology Portfolio                                                 SST
  MANAGED BY WELLINGTON MANAGEMENT COMPANY LLP
      - Capital Appreciation Portfolio                                       AST
      - Growth Portfolio                                                     AST
BALANCED:
  MANAGED BY WM ADVISORS, INC.
      - Asset Allocation Portfolio                                           SST
  MANAGED BY MASSACHUSETTS FINANCIAL SERVICES COMPANY
      - MFS Total Return Portfolio                                           SST
  MANAGED BY SUNAMERICA ASSET MANAGEMENT CORPORATION
      - SunAmerica Balanced Portfolio                                        SST
BONDS:
  MANAGED BY FEDERATED INVESTORS L.P.
      - Corporate Bond Portfolio                                             SST
  MANAGED BY GOLDMAN SACHS ASSET MANAGEMENT INT'L.
      - Global Bond Portfolio                                                SST
  MANAGED BY SUNAMERICA ASSET MANAGEMENT CORPORATION
      - High-Yield Bond Portfolio                                            SST
  MANAGED BY VAN KAMPEN
      - Worldwide High Income Portfolio                                      SST
  MANAGED BY WELLINGTON MANAGEMENT COMPANY LLP
      - Government & Quality Bond Portfolio                                  AST
CASH:

  MANAGED BY BANC OF AMERICA CAPITAL MANAGEMENT, LLC
      - Cash Management Portfolio                                            SST

YOU SHOULD READ THE ATTACHED PROSPECTUSES FOR THE TRUSTS CAREFULLY. THESE PROSPECTUSES CONTAIN DETAILED INFORMATION ABOUT THE VARIABLE PORTFOLIOS, INCLUDING EACH VARIABLE PORTFOLIO'S INVESTMENT OBJECTIVE AND RISK FACTORS.

FIXED ACCOUNT OPTIONS

The contract also offers seven fixed account options. Anchor National will guarantee the interest rate earned on money you allocate to any of these fixed account options. We currently offer fixed account options for periods of one, three, five, seven and ten years, which we call guarantee periods. Additionally, we guarantee the interest rate for money allocated to the 6-month DCA fixed account and/or the 1-year DCA fixed account (the "DCA fixed accounts") which are available only in conjunction with the Dollar Cost Averaging Program. Please see the section on DOLLAR COST AVERAGING ON PAGE 11 for additional information about, including limitations on, and the availability and operation of the DCA fixed accounts. The DCA fixed accounts are only available for new Purchase Payments. Only the 1-year fixed account, 6-month DCA fixed account and 1-year DCA fixed account options are available in Maryland, Oregon and Washington states.

Each guarantee period may offer a different interest rate but will never be less than an annual effective rate of 3%. Once established the rates for specified payments do not change during the guarantee period. The guarantee period is that period for which we credit the applicable rate (one, three, five, seven or ten years).

There are three scenarios in which you may put money into the fixed account options other than the DCA fixed account options. In each scenario your money may be credited a different rate of interest as follows:

     - Initial Rate: Rate credited to new Purchase Payments allocated to the fixed account when you purchase your contract.

     - Current Rate: Rate credited to subsequent Purchase Payments allocated to the fixed account.

     - Renewal Rate: Rate credited to money transferred from a fixed account or a Variable Portfolio into a fixed account and to money remaining in a fixed account after expiration of a guarantee period.

When a guarantee period ends, you may leave your money in the same fixed investment option. You may also reallocate your money to another fixed investment option (other than the DCA fixed accounts) or to the Variable Portfolios. If you want to reallocate your money to a different fixed account option or Variable Portfolio, you must contact us within 30 days after the end of the current interest guarantee period and instruct us how to reallocate the money. We do not contact you. If we do not hear from you, your money will remain in the same fixed account option, where it will earn interest at the renewal rate then in effect for the fixed account option.

The DCA fixed accounts also credit a fixed rate of interest. Interest is credited to amounts allocated to the 6-month or 1-year DCA fixed account while your investment is systematically transferred to the Variable Portfolios. The rates applicable to the DCA fixed accounts may differ from each other and/or the other fixed account options. See DOLLAR COST AVERAGING ON PAGE 11 for more information.

MARKET VALUE ADJUSTMENT ("MVA")

NOTE: MARKET VALUE ADJUSTMENTS APPLY TO THE 3, 5, 7 AND 10-YEAR FIXED ACCOUNT OPTIONS, ONLY. THESE OPTIONS ARE NOT AVAILABLE IN ALL STATES. PLEASE CONTACT YOUR FINANCIAL ADVISOR FOR MORE INFORMATION.

If you take money out of the 3, 5, 7 or 10-year fixed account options before the end of the guarantee period, we make market value adjustment to your contract (the "MVA"). The MVA reflects any difference in the interest rate environment between the time you place your money in the fixed account option and the time when you withdraw or transfer that money. This adjustment can increase or decrease your contract value. You have 30 days after the end of each guarantee period to reallocate your funds without incurring any MVA.

We calculate the MVA by doing a comparison between current rates and the rate being credited to you in the fixed account option. For the current rate we use a rate being offered by us for a guarantee period that is equal to the time remaining in the guarantee period from which you seek withdrawal. If we are not currently offering a guarantee period for that period of time, we determine an applicable rate by using a formula to arrive at a number between the interest rates currently offered for the two closest periods available.

Generally, if interest rates drop between the time you put your money into the fixed account options and the time you take it out, we credit a positive adjustment to your contract. Conversely, if interest rates increase during the same period, we post a negative adjustment to your contract.

Where the MVA is negative, we first deduct the adjustment from any money remaining in the fixed account option. If there is not enough money in the fixed account option to meet the negative deduction, we deduct the remainder from your withdrawal. Where the MVA is positive, we add the adjustment to your withdrawal amount.

Anchor National does not assess an MVA against withdrawals under the following circumstances:

     - If a withdrawal is made within 30 days after the end of a guarantee period;
     - If a withdrawal is made to pay contract charges;
     - Upon payment of a death benefit; or
     - Upon annuitization, if occurring on the latest Annuity Date.

APPENDIX B shows how we calculate the MVA.

TRANSFERS DURING THE ACCUMULATION PHASE

During the Accumulation Phase you may transfer funds between the Variable Portfolios and/or the fixed account options. Funds already in your contract cannot be transferred into the DCA fixed accounts. You must transfer at least $100. If less than $100 will remain in any Variable Portfolio after a transfer, that amount must be transferred as well.

You may request transfers of your account value between the Variable Portfolios and/or the fixed account options in writing or by telephone subject to our rules. Additionally, you may access your account and request transfers between Variable Portfolios and/or the fixed account options through SunAmerica's website (http://www.sunamerica.com). We currently allow 15 free transfers per contract per year. We charge $25 ($10 in Pennsylvania and Texas) for each additional transfer in any contract year. Transfers resulting from your participation in the DCA program count against your 15 free transfers per contract year. However, transfers resulting from your participation in the automatic asset rebalancing program do not count against your 15 free transfers.

We may accept transfer requests by telephone unless you tell us not to on your contract application. When receiving instructions over the telephone or the internet, we follow appropriate procedures to provide reasonable assurance that the transactions executed are genuine. Thus, we are not responsible for any claim, loss or expense from any error resulting from instructions received over the telephone. If we fail to follow our procedures, we may be liable for any losses due to unauthorized or fraudulent instructions.

We may limit the number of transfers in any contract year or refuse any transfer request for you or others invested in the contract if we believe that excessive trading or a specific transfer request or group transfer requests may have a detrimental effect on unit values or the share prices of the underlying Variable Portfolios.

This product is not designed for professional "market timing" organizations or other organizations or individuals engaged in trading strategies that seek to benefit from short term price fluctuations or price irregularities by making programmed transfers, frequent transfers or transfers that are large in relation to the total assets of the underlying portfolio in which the Variable Portfolios invest. These marketing timing strategies are disruptive to the underlying portfolios in which the Variable Portfolios invest and thereby potentially harmful to investors. If we determine, in our sole discretion, that your transfer patterns among the Variable Portfolios reflect a market timing strategy, we reserve the right to take action to protect the other investors. Such action may include but would not be limited to restricting the mechanisms you can use to request transfers among the Variable Portfolios or imposing penalty fees on such trading activity and/or otherwise restricting transfer options in accordance with state and federal rules and regulations.

Certain transfers will be restricted in order to protect you from abusive or disruptive trading activity. You can request up to 15 transfers per contract each contract year via U.S. mail, telephone, facsimile or internet. Any transfer requests in excess of 15 transfers per contract each contract year must be submitted in writing by U.S. mail. Transfer requests sent by same day mail, overnight mail or courier service will not be accepted. Trade requests required to be submitted by U.S. Mail can only be cancelled in a written request submitted via U.S. Mail. We will process any transfer and/or cancellation request as of the day we receive it, if received before 1:00 p.m. Pacific Standard Time ("PST"), or if received later, on the next business day. This policy will apply beginning October 1, 2002 through your next contract anniversary and then during each contract anniversary thereafter.

Transfers pursuant to Dollar Cost Averaging or Automatic Asset Rebalancing will not count towards Our calculation of when you have exceeded the 18 transfers for purposes of restricting your transfer rights. However, Dollar Cost Averaging Transfers do count towards the 18 free transfers for purposes of determining when we will begin charging you for trades over 18. (See Dollar Cost Averaging below.)

Regardless of the number of transfers you have made, we will monitor and may terminate your transfer privileges if we determine that you are engaging in a pattern of transfers that reflects a market timing strategy or is potentially harmful to other policy owners. Some of the factors we will consider include:

     - the dollar amount of the transfer;
     - the total assets of the Variable Portfolio involved in the transfer;
     - the number of transfers completed in the current calendar quarter; or
     - whether the transfer is part of a pattern of transfers to take advantage of short-term market fluctuations or market inefficiencies.

For information regarding transfers during the Income Phase, SEE INCOME OPTIONS ON PAGE 17.

We reserve the right to modify, suspend, waive or terminate these transfer provisions/restrictions at any time.

DOLLAR COST AVERAGING

The DCA program allows you to invest gradually in the Variable Portfolios. Under the program you systematically transfer a set dollar amount or percentage of portfolio value from one Variable Portfolio or the 1-year fixed account option (source accounts) to any other Variable Portfolio. Transfers may be monthly or quarterly. You may change the frequency at any time by notifying us in writing. The minimum transfer amount under the DCA program is $100, regardless of the source account. Fixed account options are not available as target accounts for the DCA program.

We also offer the 6-month and 1-year DCA fixed accounts exclusively to facilitate this program. The DCA fixed accounts only accept new Purchase Payments. You cannot transfer money already in your contract into these options. When you allocate a Purchase Payment into a DCA fixed account, your money is transferred into the Variable Portfolios over the selected 6-month or 1-year period. You cannot change the option or the frequency of transfers once selected.

If allocated to the 6-month DCA fixed account, we transfer your money over a maximum of 6 monthly transfers. We base the actual number of transfers on the total amount allocated to the account. For example, if you allocate $500 to the 6-month DCA fixed account, we transfer your money over a period of five months, so that each payment complies with the $100 per transfer minimum.

We determine the amount of the transfers from the 1-year DCA fixed account based on:

     - the total amount of money allocated to the account; and

     - the frequency of transfers selected.

For example, if you allocate $1,000 to the 1-year DCA fixed account and you select monthly transfers, we completely transfer all of your money to the selected investment options over a period of ten months.

You may terminate your DCA program at any time. If money remains in the DCA fixed accounts, we transfer the remaining money to the 1-year fixed account option, unless we receive different instructions from you. Transfers resulting from a termination of this program do not count towards your 15 free transfers.

The DCA program is designed to lessen the impact of market fluctuations on your investment. However, we cannot ensure that you will make a profit nor guarantee against a loss. When you elect the DCA program, you are continuously investing in securities regardless of fluctuating price levels. You should consider your tolerance for investing through periods of fluctuating price levels.

We reserve the right to modify, suspend or terminate this program at any time.

     EXAMPLE:

     Assume that you want to gradually move $750 each quarter from the Cash Management Portfolio to the Aggressive Growth Portfolio over six quarters. You set up dollar cost averaging and purchase Accumulation Units at the following values:

-------------------------------------------
                ACCUMULATION      UNITS
   QUARTER          UNIT        PURCHASED
-------------------------------------------
      1            $ 7.50          100
      2            $ 5.00          150
      3            $10.00           75
      4            $ 7.50          100
      5            $ 5.00          150
      6            $ 7.50          100
-------------------------------------------

     You paid an average price of only $6.67 per Accumulation Unit over six quarters, while the average market price actually was $7.08. By investing an equal amount of money each month, you automatically buy more Accumulation Units when the market price is low and fewer Accumulation Units when the market price is high. This example is for illustrative purposes only.

ASSET ALLOCATION REBALANCING PROGRAM

Earnings in your contract may cause the percentage of your investment in each investment option to differ from your original allocations. The Automatic Asset Rebalancing Program addresses this situation. At your election, we periodically rebalance your investments in the Variable Portfolios to return your allocations to their original percentages. Asset rebalancing typically involves shifting a portion of your money out of an investment option with a higher return into an investment option with a lower return.

At your request, rebalancing occurs on a quarterly, semiannual or annual basis. Transfers made as a result of rebalancing do not count against your 15 free transfers for the contract year.
We reserve the right to modify, suspend or terminate this program at any time.

     EXAMPLE:

     Assume that you want your initial Purchase Payment split between two Variable Portfolios. You want 50% in the Corporate Bond Portfolio and 50% in the Growth Portfolio. Over the next calendar quarter, the bond market does very well while the stock market performs poorly. At the end of the calendar quarter, the Corporate Bond Portfolio now represents 60% of your holdings because it has increased in value and the Growth Portfolio represents 40% of your holdings. If you had chosen quarterly rebalancing, on the last day of that quarter, we would sell some of your units in the Corporate Bond Portfolio to bring its holdings back to 50% and use the money to buy more units in the Growth Portfolio to increase those holdings to 50%.

PRINCIPAL ADVANTAGE PROGRAM

The Principal Advantage Program allows you to invest in one or more Variable Portfolios without putting your principal at direct risk. The program accomplishes this by allocating your investment strategically between the fixed account options and Variable Portfolios. You decide how much you want to invest and approximately when you want a return of principal. We calculate how much of your Purchase Payment to allocate to the particular fixed account option to ensure that it grows to an amount equal to your total principal invested under this program. We invest the rest of your principal in the Variable Portfolio(s) of your choice.

We reserve the right to modify, suspend or terminate this program at any time.

     EXAMPLE:

     Assume that you want to allocate a portion of your initial Purchase Payment of $100,000 to the fixed account option. You want the amount allocated to the fixed account option to grow to $100,000 in 7 years. If the 7-year fixed account option is offering a 5% interest rate, we will allocate $71,069 to the 7-year fixed account option to ensure that this amount will grow to $100,000 at the end of the 7-year period. The remaining $28,931 may be allocated among the Variable Portfolios, as determined by you, to provide opportunity for greater growth.

VOTING RIGHTS

Anchor National is the legal owner of the Trusts' shares. However, when a Variable Portfolio solicits proxies in conjunction with a vote of shareholders, we must obtain your instructions on how to vote those shares. We vote all of the shares we own in proportion to your instructions. This includes any shares we own on our own behalf. Should we determine that we are no longer required to comply with these rules, we will vote the shares in our own right.

SUBSTITUTION

We may amend your contract due to changes to the Variable Portfolios offered under your contract. For example, we may offer new Variable Portfolios, delete Variable Portfolios, or stop accepting allocations and/or investments in a particular Variable Portfolio. We may move assets and re-direct future premium allocations from one Variable Portfolio to another if we receive investor approval through a proxy vote or SEC approval for a fund substitution. This would occur if a Variable Portfolio is no longer an appropriate investment for the contract, for reasons such as continuing substandard performance, or for changes to the portfolio manager, investment objectives, risks and strategies, or federal or state laws. The new Variable Portfolio offered may have different fees and expenses. You will be notified of any upcoming proxies or substitutions that affect your Variable Portfolio choices.
----------------------------------------------------------------
----------------------------------------------------------------
                              ACCESS TO YOUR MONEY
----------------------------------------------------------------
----------------------------------------------------------------

You can access money in your contract in two ways:

     - by making a partial or total withdrawal; and/or

     - by receiving income payments during the Income Phase. SEE INCOME OPTIONS ON PAGE 16.

We deduct a MVA if a partial withdrawal comes from the 3, 5, 7 or 10-year fixed account prior to the end of the guarantee period. Additionally, a withdrawal charge may apply in limited circumstances. If you withdraw your entire contract value, we also deduct premium taxes if applicable. SEE EXPENSES ON PAGE 16.

Under certain Qualified plans, access to the money in your contract may be restricted. Additionally, withdrawals made prior to age 59 1/2 may result in a 10% IRS penalty tax. SEE TAXES ON PAGE 18.

Under most circumstances, the partial withdrawal minimum is $1,000. We require that the value left in your contract is at least $500 after the withdrawal. You must send a written withdrawal request. Unless you provide us with different instructions, partial withdrawals will be made pro rata from each Variable Portfolio and the fixed account option(s) in which your contract is invested.

We may be required to suspend or postpone the payment of a withdrawal for any period of time when: (1) the NYSE is closed (other than a customary weekend and holiday closings); (2) trading with the NYSE is restricted; (3) an emergency exists such that disposal of or determination of the value of shares of the Variable Portfolios is not reasonably practicable; (4) the SEC, by order, so permits for the protection of contract owners.

Additionally, we reserve the right to defer payments for a withdrawal from a fixed account option. Such deferrals are limited to no longer than six months.

SYSTEMATIC WITHDRAWAL PROGRAM

During the Accumulation Phase, you may elect to receive periodic income payments under the systematic withdrawal program. Under the program you may choose to take monthly, quarterly, semiannual or annual payments from your contract. Electronic transfer of these funds to your bank account is available. The minimum amount of each withdrawal is $100. There must be at least $500 remaining in your contract at all times. Withdrawals may be taxable and a 10% IRS penalty tax may apply if you are under age 59 1/2. There is no additional charge for participating in this program, although a withdrawal charge and a MVA may apply. SEE EXPENSES ON PAGE 16.

We reserve the right to modify, suspend or terminate this program at any time.

MINIMUM CONTRACT VALUE

Where permitted by state law, we may terminate your contract if both of the following occur: (1) your contract is less than $500 as a result of withdrawals; and (2) you have not made any Purchase Payments during the past three years. We will provide you with sixty days written notice. At the end of the notice period, we will distribute the contract value to you.

----------------------------------------------------------------
----------------------------------------------------------------
                                 DEATH BENEFIT
----------------------------------------------------------------
----------------------------------------------------------------

If you die during the Accumulation Phase of your contract, we pay a death benefit to your Beneficiary. At the time you purchase your contract, you must select one of the two death benefit options described below. Once selected, you cannot change your death benefit option. You should discuss the available options with your financial advisor to determine which option is best for you.

We do not pay the death benefit if you die after you switch to the Income Phase. However, if you die during the Income Phase, your Beneficiary receives any remaining guaranteed income payments in accordance with the income option you selected. SEE INCOME OPTIONS ON PAGE 17.

You name your Beneficiary. You may change the Beneficiary at any time, unless you previously made an irrevocable Beneficiary designation.

We calculate and pay the death benefit when we receive all required paperwork and satisfactory proof of death. We consider the following satisfactory proof of death:

     1. a certified copy of the death certificate; or
     2. a certified copy of a decree of a court of competent jurisdiction as to the finding of death; or
     3. a written statement by a medical doctor who attended the deceased at the time of death; or
     4. any other proof satisfactory to us.

We may require additional proof before we pay the death benefit.

The death benefit must be paid within 5 years of the date of death unless the Beneficiary elects to have it payable in the form of an income option. If the Beneficiary elects an income option, it must be paid over the Beneficiary's lifetime or for a period not extending beyond the Beneficiary's life expectancy. Income option payments must begin within one year of your death.

If the Beneficiary is the spouse of the deceased original owner, he or she can elect to continue the contract. SEE SPOUSAL CONTINUATION ON PAGE 15.

If a Beneficiary does not elect a specific form of pay out within 60 days of our receipt of all required paperwork and satisfactory proof of death, we pay a lump sum death benefit to the Beneficiary.

The term Net Purchase Payment is used frequently in explaining these death benefit options. Net Purchase Payments is an on-going calculation. It does not represent a contract value.

We define Net Purchase Payments as Purchase Payments less an Adjustment for each withdrawal. If you have not taken any withdrawals from your contract, Net Purchase Payments equals total purchase payments into your contract. To calculate the Adjustment amount for the first withdrawal made under the contract, we determine the percentage by which the withdrawal reduced the contract value. For example, a $10,000 withdrawal from a $100,000 contract is a 10% reduction in value. This percentage is calculated by dividing the amount of each withdrawal (and any applicable fees and charges) by the contract value immediately before taking the withdrawal. The resulting percentage is then multiplied by the amount of the total Purchase Payments and subtracted from the amount of the total Purchase Payments on deposit at the time of the withdrawal. The resulting amount is the initial Net Purchase Payment.

To arrive at the Net Purchase Payment calculation for subsequent withdrawals, we determine the percentage by which the contract value is reduced by taking the amount of the withdrawal in relation to the contract value immediately before taking the withdrawal. We then multiply the Net Purchase Payment calculation as determined prior to the withdrawal, by this percentage. We subtract that result from the Net Purchase Payment calculation as determined prior to the withdrawal to arrive at all subsequent Net Purchase Payment calculations.

The term "Gross Withdrawals" as used in describing the death benefit option below is defined as withdrawals and the fees and charges applicable to those withdrawals.

The information below describes the death benefits on contracts issued on or after October 24, 2001:
OPTION 1 -- PURCHASE PAYMENT ACCUMULATION OPTION

The death benefit is the greatest of:

     1. the contract value at the time we receive all required paperwork and satisfactory proof of death; or

     2. Net Purchase Payments compounded at a 4% annual growth rate until the date of death (3% growth rate if age 70 or older at the time of contract issue) plus any Purchase Payments recorded after the date of death; and reduced for any Gross Withdrawals in the same proportion that the Gross Withdrawal reduced contract value on the date of the Gross Withdrawal; or

     3. the contract value on the seventh contract anniversary, plus any Purchase Payments since the seventh contract anniversary; and reduced for any Gross Withdrawals since the seventh contract anniversary in the same proportion that each Gross Withdrawal reduced the contract value on the date of the Gross Withdrawal, all compounded at a 4% annual growth rate until the date of death (3% growth rate if age 70 or older at the time of contract issue) plus any purchase payments recorded after the date of death; and reduced for each Gross Withdrawal recorded after the date of death in the same proportion that each Gross Withdrawal reduced the contract value on the date of the Gross Withdrawal.

OPTION 2 -- MAXIMUM ANNIVERSARY OPTION

The death benefit is the greatest of:

     1. the contract value at the time we receive all required paperwork and satisfactory proof of death; or

     2. Net Purchase Payments; or

     3. the maximum anniversary value on any contract anniversary prior to your 81st birthday. The anniversary value equals the contract value on a contract anniversary plus any Purchase Payments since that contract anniversary; and reduced for any Gross Withdrawals since the contract anniversary in the same proportion that each Gross Withdrawal reduced the contract value on the date of the Gross Withdrawal.

If you are age 90 or older at the time of death and selected the Option 2 death benefit, the death benefit will be equal to contract value at the time we receive all required paperwork and satisfactory proof of death. Accordingly, you do not get the advantage of Option 2 if:

     - you are age 81 or older at the time of contract issue; or

     - you are age 90 or older at the time of your death.

The death benefit options on contracts issued before October 24, 2001 would be subject to a different calculation. Please see the Statement of Additional Information for details.

ESTATEPLUS

EstatePlus is an optional benefit that, if selected, may increase your death benefit amount.

The EstatePlus benefit may increase the death benefit amount. If you have earnings in your contract at the time of death, we will add a percentage of those earnings (the "EstatePlus Percentage"), subject to a maximum dollar amount (the "Maximum EstatePlus Percentage"), to the death benefit payable. The EstatePlus benefit, if any, is added to the death benefit payable under the Purchase Payment Accumulation or Maximum Anniversary options. The contract year of your death will determine the EstatePlus Percentage and the Maximum EstatePlus Percentage.

The table below provides the details if you were age 69 or younger at the time we issue your contract:

-------------------------------------------------------------
 CONTRACT YEAR         ESTATEPLUS              MAXIMUM
    OF DEATH           PERCENTAGE       ESTATEPLUS PERCENTAGE
-------------------------------------------------------------
 Years 0-4         25% of earnings      40% of Net Purchase
                                        Payments
-------------------------------------------------------------
 Years 5-9         40% of earnings      65% of Net Purchase
                                        Payments*
-------------------------------------------------------------
 Years 10+         50% of earnings      75% of Net Purchase
                                        Payments*
-------------------------------------------------------------

If you are between your 70th and 81st birthday at the time we issue your contract the table below shows the available EstatePlus benefit:

---------------------------------------------------------------
CONTRACT YEAR           ESTATEPLUS           MAXIMUM
OF DEATH                PERCENTAGE           ESTATEPLUS
                                             PERCENTAGE
---------------------------------------------------------------
 All Contract Years     25% of earnings      40% of Net
                                             Purchase Payments*
---------------------------------------------------------------

* Purchase Payments received after the 5th contract anniversary must remain in the contract for at least 6 full months to be included as part of Net Purchase Payments for the purpose of the Maximum EstatePlus calculation.

What is the Contract Year of Death?

Contract Year of Death is the number of full 12 month periods beginning with the date your contract is issued and ending on the date of death.

What is the EstatePlus Percentage Amount?

We determine the amount of the EstatePlus benefit, based on a percentage of the earnings in your contract at the time of your death. For the purpose of this calculation, earnings equals contract value minus Net Purchase Payments as of the date of death. If the earnings amount is negative, no EstatePlus amount will be added.

What is the Maximum EstatePlus Amount?

The EstatePlus benefit is subject to a maximum dollar amount. The maximum EstatePlus amount is equal to a percentage of your Net Purchase Payments.

You must elect EstatePlus at the time of contract application. Once elected, you may not terminate or change this election.

We assess a .25% fee for EstatePlus. On a daily basis we deduct this annual charge from the average daily ending value of the assets you have allocated to the Variable Portfolios.

EstatePlus is not available if you are age 81 or older at the time we issue your contract. Furthermore, a Continuing Spouse cannot benefit from EstatePlus if he/she is age 81 or older on the Continuation Date. SEE SPOUSAL CONTINUATION BELOW. The EstatePlus benefit is not available after the latest Annuity Date. You may pay for the EstatePlus benefit and your beneficiary may never receive the benefit if you live past the latest Annuity Date. SEE INCOME OPTIONS ON PAGE 17.

EstatePlus may not be available in your state or through the broker-dealer with which your financial advisor is affiliated. See your financial advisor for information regarding availability.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE ESTATEPLUS BENEFIT (IN ITS ENTIRETY OR ANY COMPONENT AT ANY TIME) AT ANY TIME FOR PROSPECTIVELY ISSUED CONTRACTS.

SPOUSAL CONTINUATION

If you are the original owner of the contract and the Beneficiary is your spouse, your spouse may elect to continue the contract after your death. The spouse becomes the new owner ("Continuing Spouse"). Generally, the contract and its elected features if any, remain the same. The Continuing Spouse is subject to the same fees, charges and expenses applicable to the original owner of the contract. A spousal continuation can only take place upon the death of the original owner of the contract.

To the extent that the Continuing Spouse invests in the Variable Portfolios or MVA fixed accounts, they will be subject to investment risk as was the original owner.

Upon the spouse's continuation of the contract, we will contribute to the contract value an amount by which the death benefit that would have been paid to the beneficiary upon the death of the original owner exceeds the contract value ("Continuation Contribution"), if any. We calculate the Continuation Contribution as of the date of the original owner's death. We will add the Continuation Contribution as of the date we receive both the Continuing Spouse's written request to continue the contract and proof of death of the original owner in a form satisfactory to us ("Continuation Date"). The Continuation Contribution is not considered a Purchase Payment for the purposes of any other calculations, except as explained in Appendix C.

Generally, the Continuing Spouse cannot change any contract provisions as the new owner. However, on the Continuation Date, the Continuing Spouse may terminate the original owner's election of EstatePlus. We will terminate EstatePlus if the Continuing Spouse is age 81 or older on the Continuation Date. If EstatePlus is terminated or if the Continuing Spouse dies after the latest Annuity Date, no EstatePlus benefit will be payable. The age of the Continuing Spouse on the Continuation Date and on the date of the Continuing Spouse's death will be used in determining any future death benefits under the Contract. SEE APPENDIX C FOR FURTHER EXPLANATION OF THE DEATH BENEFIT CALCULATIONS FOLLOWING A SPOUSAL CONTINUATION.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE SPOUSAL CONTINUATION PROVISION (IN ITS ENTIRETY OR ANY COMPONENT) AT ANY TIME FOR PROSPECTIVELY ISSUED CONTRACTS.

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                                    EXPENSES
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----------------------------------------------------------------

There are charges and expenses associated with your contract. These charges and expenses reduce your investment return. We will not increase the sales, insurance or withdrawal charges under your contract. However, the investment charges under your contract may increase or decrease. Some states may require that we charge less than the amounts described below.

INSURANCE CHARGES

The amount of this charge is 0.85% annually, of the value of your contract invested in the Variable Portfolios. We deduct the charge daily. There is no insurance charge deducted from amounts allocated to the fixed account options.

The insurance charge compensates us for the mortality and expense risks and the costs of contract distribution assumed by Anchor National.

If these charges do not cover all of our expenses, we will pay the difference. Likewise, if these charges exceed our expenses, we will keep the difference. The Insurance Charge is expected to result in a profit. Profit may be used for any legitimate cost/expense including distribution, depending upon market conditions.

OTHER REVENUE

We may receive compensation of up to 0.25% from the investment advisers of certain of the underlying investments of the Trusts for services related to the availability of those underlying investments in the Contract.

INVESTMENT CHARGES

     INVESTMENT MANAGEMENT FEES

Charges are deducted from your Variable Portfolios for the advisory and other expenses of the Variable Portfolios. The FEE TABLES on page 5 illustrate these charges and expenses. For more detailed information on these investment charges, refer to the prospectuses for the Trusts which are attached.

     12b-1 FEES

Shares of certain trusts may be subject to fees imposed under a distribution and/or servicing plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940. For SunAmerica Series Trust ("SST"), under the distribution plan which is applicable to Class A and B shares, recaptured brokerage commissions will be used to make payments to SunAmerica Capital Services, Inc., the SST's Distributor, to pay for various distribution activities on behalf of the SST Portfolios. These distribution fees will not increase the cost of your investment or affect your return.

For more detailed information on these Investment Charges, refer to the prospectuses for the Anchor Series Trust and SunAmerica Series Trust.

TRANSFER FEE

We currently permit 18 free transfers between investment options each contract year. We charge you $25 for each additional transfer that contract year ($10 in Pennsylvania and Texas). SEE INVESTMENT OPTIONS ON PAGE 9.

OPTIONAL ESTATEPLUS FEE

Please see page 14 of this Prospectus for additional information regarding the EstatePlus Fee.

PREMIUM TAX

Certain states charge the Company a tax on the premiums you pay into the contract. We deduct from your contract these premium tax charges. Currently we deduct the charge for premium taxes when you take a full withdrawal or begin the Income Phase of the contract. In the future, we may assess this deduction at the time you put Purchase Payment(s) into the contract or upon payment of a death benefit.

APPENDIX D provides more information about premium taxes.

INCOME TAXES

We do not currently deduct income taxes from your contract. We reserve the right to do so in the future.

REDUCTION OR ELIMINATION OF CHARGES AND EXPENSES, AND ADDITIONAL AMOUNTS
CREDITED

Sometimes sales of the contracts to groups of similarly situated individuals may lower our administrative and/or sales expenses. We reserve the right to reduce or waive certain charges and expenses when this type of sale occurs. In addition, we may also credit additional interest to policies sold to such groups. We determine which groups are eligible for such treatment. Some of the criteria we evaluate to make a determination are: size of the group; amount of expected Purchase Payments; relationship existing between us and prospective purchaser; nature of the purchase; length of time a group of contracts is expected to remain active; purpose of the purchase and whether that purpose increases the likelihood that our expenses will be reduced; and/or any other factors that we believe indicate that administrative and/or sales expenses may be reduced.

In addition, financial planners, institutions, broker-dealer representatives or registered investment advisors utilizing the contract in fee-based investment products pursuant to an agreement with the Distributor, may purchase a version of Polaris(II) Asset Manager without incurring a front-end and/or contingent deferred sales load.

Anchor National may make such a determination regarding sales to its employees, it affiliates' employees and employees of currently contracted broker-dealers; its registered representatives and immediate family members of all of those described.

We reserve the right to change or modify any such determination or the treatment applied to a particular group, at any time.
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                                 INCOME OPTIONS
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----------------------------------------------------------------

ANNUITY DATE

During the Income Phase, we use the money accumulated in your contract to make regular income payments to you. You may switch to the Income Phase any time after your second contract anniversary. You select the month and year in which you want income payments to begin. The first day of that month is the Annuity Date. You may change your Annuity Date, so long as you do so at least seven days before the income payments are scheduled to begin. Once you begin receiving income payments, you cannot change your income option. Except as indicated under Option 5 below, once you begin receiving income payments, you cannot access your money through a withdrawal or surrender.

Income payments must begin on or before your 95th birthday or on your tenth contract anniversary, whichever occurs later (latest Annuity Date). If you do not choose an Annuity Date, your income payments will automatically begin on this date. Certain states may require your income payments to start earlier.

If the Annuity Date is past your 85th birthday, your contract could lose its status as an annuity under Federal tax laws. This may cause you to incur adverse tax consequences.

In addition, most Qualified contracts require you to take minimum distributions after you reach age 70 1/2. SEE TAXES ON PAGE 18.

INCOME OPTIONS

Currently, this contract offers five standard income options. Other payout options may be available. Contact the Annuity Service Center for more information. If you elect to receive income payments but do not select an option, your income payments will be made in accordance with Option 4 for a period of 10 years. For income payments based on joint lives, we pay according to Option 3, for a period of 10 years.

We base our calculation of income payments on the life of the Annuitant and the annuity rates set forth in your contract. As the contract owner, you may change the Annuitant at any time prior to the Annuity Date. You must notify us if the Annuitant dies before the Annuity Date and designate a new Annuitant.

     OPTION 1 - LIFE INCOME ANNUITY

This option provides income payments for the life of the Annuitant. Income payments stop when the Annuitant dies.

     OPTION 2 - JOINT AND SURVIVOR LIFE ANNUITY

This option provides income payments for the life of the Annuitant and for the life of another designated person. Upon the death of either person, we will continue to make income payments during the lifetime of the survivor. Income payments stop when the survivor dies.

     OPTION 3 - JOINT AND SURVIVOR LIFE ANNUITY WITH 10 OR 20 YEARS GUARANTEED

This option is similar to Option 2 above, with an additional guarantee of payments for at least 10 years or 20 years. If the Annuitant and the survivor die before all of the guaranteed income payments have been made, the remaining payments are made to the Beneficiary under your contract.

     OPTION 4 - LIFE ANNUITY WITH 10 OR 20 YEARS GUARANTEED

This option is similar to Option 1 above. In addition, this option provides a guarantee that income payments will be made for at least 10 or 20 years. You select the number of years. If the Annuitant dies before all guaranteed income payments are made, the remaining income payments go to the Beneficiary under your contract.

     OPTION 5 - INCOME FOR A SPECIFIED PERIOD

This option provides income payments for a guaranteed period, ranging from 5 to 30 years. If the Annuitant dies before all of the guaranteed income payments are made, the remaining income payments are made to the Beneficiary under your contract. Additionally, if variable income payments are elected under this option, you (or the Beneficiary under the contract if the Annuitant dies prior to all guaranteed payments being made) may redeem the contract value after the Annuity Date. The amount available upon such redemption would be the discounted present value of any remaining guaranteed variable income payments. Any applicable withdrawal charges will be deducted from the discounted value as if you fully surrendered your contract.

The value of an Annuity Unit, regardless of the option chosen, takes into account the mortality and expense risk charge. Since Option 5 does not contain an element of mortality risk, no benefit is derived from this charge.

Please read the Statement of Additional Information ("SAI") for a more detailed discussion of the income options.

For more information regarding Income Options using the Income Protector feature, please see below.

FIXED OR VARIABLE INCOME PAYMENTS

You can choose income payments that are fixed, variable or both. Unless otherwise elected, at the date when income payments begin you are invested in the Variable Portfolios only, your income payments will be variable and if your money is only in fixed accounts at that time, your income payments will be fixed in amount. Further, if you are invested in both fixed and variable investment options when income payments begin, your payments will be fixed and variable, unless otherwise elected. If income payments are fixed, Anchor National guarantees the amount of each payment. If the income payments are variable the amount is not guaranteed.

INCOME PAYMENTS

We make income payments on a monthly, quarterly, semi-annual or annual basis. You instruct us to send you a check or to have the payments directly deposited into your bank account. If state law allows, we distribute annuities with a contract value of $5,000 or less in a lump sum. Also, if the selected income option results in income payments of less than $50 per payment, we may decrease the frequency of the payments, state law allowing.

If you are invested in the Variable Portfolios after the Annuity Date your income payments vary depending on four things:

     - for life options, your age when payments begin; and

     - the value of your contract in the Variable Portfolios on the Annuity Date; and

     - the 3.5% assumed investment rate used in the annuity table for the contract; and

     - the performance of the Variable Portfolios in which you are invested during the time you receive income payments.

If you are invested in both the fixed account options and the Variable Portfolios after the Annuity Date, the allocation of funds between the fixed and variable options also impacts the amount of your income payments.

TRANSFERS DURING THE INCOME PHASE

During the Income Phase, one transfer per month is permitted between the Variable Portfolios. No other transfers are allowed during the Income Phase.

DEFERMENT OF PAYMENTS

We may defer making fixed payments for up to six months, or less if required by law. Interest is credited to you during the deferral period.

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                                     TAXES
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----------------------------------------------------------------

NOTE: WE PREPARED THE FOLLOWING INFORMATION ON TAXES AS A GENERAL DISCUSSION OF THE SUBJECT. THIS INFORMATION ADDRESSES GENERAL FEDERAL TAXATION MATTERS, AND GENERALLY DOES NOT ADDRESS STATE TAXATION ISSUES OR QUESTIONS. IT IS NOT TAX ADVICE. WE CAUTION YOU TO SEEK COMPETENT TAX ADVICE ABOUT YOUR OWN CIRCUMSTANCES. WE DO NOT GUARANTEE THE TAX STATUS OF YOUR ANNUITY. TAX LAWS CONSTANTLY CHANGE, THEREFORE, WE CANNOT GUARANTEE THAT THE INFORMATION CONTAINED HEREIN IS COMPLETE AND/OR ACCURATE.

ANNUITY CONTRACTS IN GENERAL

The Internal Revenue Code ("IRC") provides for special rules regarding the tax treatment of annuity contracts Generally, taxes on the earnings in your annuity contract are deferred until you take the money out. Qualified retirement investments that satisfy specific tax and ERISA requirements automatically provide tax deferral regardless of whether the underlying contract is an annuity, a trust, or a custodial account. Different rules apply depending on how you take the money out and whether your contract is Qualified or Non-Qualified.

If you do not purchase your contract under a pension plan, a specially sponsored employer program or an individual retirement account, your contract is referred to as a Non-Qualified contract. A Non-Qualified contract receives different tax treatment than a Qualified contract. In general, your cost basis in a Non-Qualified contract is equal to the Purchase Payments you put into the contract. You have already been taxed on the cost basis in your contract.

If you purchase your contract under a pension plan, a specially sponsored employer program or as an individual retirement account, your contract is referred to as a Qualified contract. Examples of qualified plans are: Individual Retirement Accounts ("IRAs"), Roth IRAs, Tax-Sheltered Annuities (referred to as 403(b) contracts), plans of self-employed individuals (often referred to as H.R. 10 Plans or Keogh Plans) and pension and profit sharing plans, including 401(k) plans. Typically you have not paid any tax on the Purchase Payments used to buy your contract and therefore, you have no cost basis in your contract. However, you normally will have cost basis in a Roth IRA, and you may have cost basis in a traditional IRA or in another Qualified Contract.

TAX TREATMENT OF DISTRIBUTIONS --
NON-QUALIFIED CONTRACTS

If you make a partial or total withdrawal from a Non-Qualified contract, the IRC treats such a withdrawal as first coming from the earnings and then as coming from your Purchase Payments. Purchase payments made prior to August 14, 1982, however, are an important exception to this general rule, and for tax purposes are treated as being distributed before the earnings on those contributions. If you annuitize your contract, a portion of each income payment will be considered, for tax purposes, to be a return of a portion of your Purchase Payment(s). Any portion of each income payment that is considered a return of your Purchase Payment will not be taxed. Withdrawn earnings are treated as income to you and are taxable. The IRC provides for a 10% penalty tax on any earnings that are withdrawn other than in conjunction with the following circumstances: (1) after reaching age 59 1/2; (2) when paid to your Beneficiary after you die; (3) after you become disabled (as defined in the IRC); (4) when paid in a series of substantially equal installments made for your life or for the joint lives of you and you Beneficiary; (5) under an immediate annuity; or
(6) which are attributable to Purchase Payments made prior to August 14, 1982.

TAX TREATMENT OF DISTRIBUTIONS --
QUALIFIED CONTRACTS

Generally, you have not paid any taxes on the Purchase Payments used to buy a Qualified contract. As a result, with certain limited exceptions, any amount of money you take out as a withdrawal or as income payments is taxable income. The IRC further provides for a 10% penalty tax on any taxable withdrawal or income payment paid to you other than in conjunction with the following circumstances:
(1) after reaching age 59 1/2; (2) when paid to your Beneficiary after you die;
(3) after you become disabled (as defined in the IRC); (4) in a series of substantially equal installments, made for your life or for the joint lives of you and your Beneficiary, that begins after separation from service with the employer sponsoring the plan; (5) to the extent such withdrawals do not exceed limitations set by the IRC for deductible amounts paid during the taxable year for medical care; (6) to fund higher education expenses (as defined in IRC; only from an IRA); (7) to fund certain first-time home purchase expenses (only from an IRA); and, except in the case of an IRA; (8) when you separate from service after attaining age 55; (9) when paid for health insurance if you are unemployed and meet certain requirements; and (10) when paid to an alternate payee pursuant to a qualified domestic relations order.

The IRC limits the withdrawal of an employee's voluntary Purchase Payments to a Tax-Sheltered Annuity (TSA). Withdrawals can only be made when an owner: (1) reaches age 59 1/2; (2) severs employment with the employer; (3) dies; (4) becomes disabled (as defined in the IRC); or (5) experiences a hardship (as defined in the IRC). In the case of hardship, the owner can only withdraw Purchase Payments. Additional plan limitations may also apply. Amounts held in a TSA annuity contract as of December 31, 1988 are not subject to these restrictions. Qualifying transfers of amounts from one TSA contract to another TSA contract under section 403(b) or to a custodial account under section 403(b)(7), and qualifying transfers to a state defined benefit plan to purchase service credits, are not considered distributions, and thus are not subject to these withdrawal limitations. If amounts are transferred from a custodial account described in Code section 403(b)(7) to this contract the transferred amount will retain the custodial account withdrawal restrictions.

Withdrawals from other Qualified Contracts are often limited by the IRC and by the employer's plan.

MINIMUM DISTRIBUTIONS

Generally, the IRS requires that you begin taking annual distributions from qualified annuity contracts by April 1 of the calendar year following the later of (1) the calendar year in which you attain age 70 1/2 or (2) the calendar year in which you retire. If you own an IRA, you must begin taking distributions when you attain age 70 1/2, regardless of when you retire. If you own more than one TSA, you may be permitted to take your annual distributions in any combination from your TSAs. A similar rule applies if you own more than one IRA. However, you cannot satisfy this distribution requirement for your TSA contract by taking a distribution from an IRA, and you cannot satisfy the requirement for your IRA by taking a distribution from a TSA.

You may be subject to a surrender charge on withdrawals taken to meet minimum distribution requirements, if the withdrawals exceed the contract's maximum penalty free amount.

Failure to satisfy the minimum distribution requirements may result in a tax penalty. You should consult your tax advisor for more information.

You may elect to have the required minimum distribution amount on your contract calculated and withdrawn each year under the automatic withdrawal option. You may select either monthly, quarterly, semiannual or annual withdrawals for this purpose. This service is provided as a courtesy and we do not guarantee the accuracy of our calculations. Accordingly, we recommend you consult your tax advisor concerning your required minimum distribution. You may terminate your election for automated minimum distribution at any time by sending a written request to our Annuity Service Center. We reserve the right to change or discontinue this service at any time.

TAX TREATMENT OF DEATH BENEFITS

Any death benefits paid under the contract are taxable to the Beneficiary. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply whether the death benefits are paid as lump sum or annuity payments. Estate taxes may also apply.

Certain enhanced death benefits may be purchased under your contract. Although these types of benefits are used as investment protection and should not give rise to any adverse tax effects, the IRS could take the position that some or all of the charges for these death benefits should be treated as a partial withdrawal from the contract. In such case, the amount of the partial withdrawal may be includible in taxable income and subject to the 10% penalty if the owner is under 59 1/2.

If you own a Qualified contract and purchase these enhanced death benefits, the IRS may consider these benefits "incidental death benefits." The IRC imposes limits on the amount of the incidental death benefits allowable for Qualified contracts. If the death benefit(s) selected by you are considered to exceed these limits, the benefit(s) could result in taxable income to the owner of the Qualified contract. Furthermore, the IRC provides that the assets of an IRA (including a Roth IRA) may not be invested in life insurance, but may provide, in the case of death during the Accumulation Phase, for a death benefit payment equal to the greater of Purchase Payments or Contract Value. This Contract offers death benefits, which may exceed the greater of Purchase Payments or Contract Value. If the IRS determines that these benefits are providing life insurance, the contract may not qualify as an IRA (including Roth IRAs). You should consult your tax adviser regarding these features and benefits prior to purchasing a contract.

CONTRACTS OWNED BY A TRUST OR CORPORATION

A Trust or Corporation ("Non-Natural Owner") that is considering purchasing this contract should consult a tax advisor. Generally, the IRC does not treat a Non-Qualified contract owned by a non-natural owner as an annuity contract for Federal income tax purposes. The non-natural owner pays tax currently on the contract's value in excess of the owner's cost basis. However, this treatment is not applied to a Contract held by a trust or other entity as an agent for a natural person nor to Contracts held by Qualified Plans. See the SAI for a more detailed discussion of the potential adverse tax consequences associated with non-natural ownership of a non-qualified annuity contract.

GIFTS, PLEDGES AND/OR ASSIGNMENTS OF A NON-QUALIFIED CONTRACT

If you transfer ownership of your Non-Qualified contract to a person other than your spouse (or former spouse incident to divorce) as a gift you will pay federal income tax on the contract's cash value to the extent it exceeds your cost basis. The recipient's cost basis will be increased by the amount on which you will pay federal taxes. Also, the IRC treats any assignment or pledge (or agreement to assign or pledge) of any portion of a Non-Qualified contract as a withdrawal. See the SAI for a more detailed discussion regarding potential tax consequences of gifting, assigning or pledging a non-qualified contract.

DIVERSIFICATION

The IRC imposes certain diversification requirements on the underlying investments for a variable annuity. We believe that the underlying Variable Portfolios' management monitors the Variable Portfolios so as to comply with these requirements. To be treated as a variable annuity for tax purposes, the underlying investments must meet these requirements.

The diversification regulations do not provide guidance as to the circumstances under which you, and not Anchor National, would be considered the owner of the shares of the Variable Portfolios under your Nonqualified Contract, because of the degree of control you exercise over the underlying investments. This diversification requirement is sometimes referred to as "investor control." It is unknown to what extent owners are permitted to select investments, to make transfers among Variable Portfolios or the number and type of Variable Portfolios owners may select from. If any guidance is provided which is considered a new position, then the guidance would generally be applied prospectively. However, if such guidance is considered not to be a new position, it may be applied retroactively. This would mean you, as the owner of the Nonqualified Contract , could be treated as the owner of the underlying Variable Portfolios. Due to the uncertainty in this area, we reserve the right to modify the contract in an attempt to maintain favorable tax treatment.

These investor control limitations generally do not apply to Qualified Contracts, which are referred to as "Pension Plan Contracts" for purposes of this rule, although the limitations could be applied to Qualified Contracts in the future.

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                                  PERFORMANCE
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----------------------------------------------------------------

We advertise the Cash Management Portfolio's yield and effective yield. In addition, the other Variable Portfolios advertise total return, gross yield and yield-to-maturity. These figures represent past performance of the Variable Portfolios. These performance numbers do not indicate future results.

When we advertise performance for periods prior to the date the particular variable portfolio was incepted through the separate account, we derive the figures from the performance of the corresponding portfolios for the Trusts, if available. We modify these numbers to reflect charges and expenses as if the contract was in existence during the period stated in the advertisement. Figures calculated in this manner do not represent actual historic performance of the particular Variable Portfolio.

Consult the Statement of Additional Information for more detailed information regarding the calculation of performance data. The performance of each Variable Portfolio may also be measured against unmanaged market indices. The indices we use include but are not limited to the Dow Jones Industrial Average, the Standard & Poor's 500, the Russell 1000 Growth Index, the Morgan Stanley Capital International Europe, Australia and Far East Index ("EAFE") and the Morgan Stanley Capital International World Index. We may compare the Variable Portfolios' performance to that of other variable annuities with similar objectives and policies as reported by independent ranking agencies such as Morningstar, Inc., Lipper Analytical Services, Inc. or Variable Annuity Research & Data Service ("VARDS").

Anchor National may also advertise the rating and other information assigned to it by independent industry ratings organizations. Some of those organizations are A.M. Best Company ("A.M. Best"), Moody's Investor's Service ("Moody's"), Standard & Poor's Insurance Rating Services ("S&P"), and Fitch Duff & Phelps. A.M. Best's and Moody's ratings reflect their current opinion of our financial strength and performance in comparison to others in the life and health insurance industry. S&P's and Fitch IBCA Duff & Phelps' ratings measure the ability of an insurance company to meet its obligations under insurance policies it issues. These two ratings do not measure the insurer's ability to meet non-policy obligations. Ratings in general do not relate to the performance of the Variable Portfolios.

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                               OTHER INFORMATION
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ANCHOR NATIONAL

Anchor National is a stock life insurance company originally organized under the laws of the state of California in April 1965. On January 1, 1996, Anchor National redomesticated under the laws of the state of Arizona.

Anchor National and its affiliates, SunAmerica Life Insurance Company, First SunAmerica Life Insurance Company, SunAmerica Asset Management Corp., and the SunAmerica Financial Network, Inc. (comprising six wholly-owned broker-dealers), specialize in retirement savings and investment products and services. Business focuses include fixed and variable annuities, mutual funds and broker-dealer services.

THE SEPARATE ACCOUNT

Anchor National originally established a separate account, Variable Annuity Account Seven ("separate account"), under Arizona law on August 28, 1998. The separate account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended.

Anchor National owns the assets in the separate account. However, the assets in the separate account are not chargeable with liabilities arising out of any other business conducted by Anchor National. Income gains and losses (realized and unrealized) resulting from assets in the separate account are credited to or charged against the separate account without regard to other income gains or losses of Anchor National. Assets in the separate account are not guaranteed by Anchor National.

THE GENERAL ACCOUNT

Money allocated to the fixed account options goes into Anchor National's general account. The general account consists of all of Anchor National's assets other than assets attributable to a separate account. All of the assets in the general account are chargeable with the claims of any Anchor National contract holders as well as all of its creditors. The general account funds are invested as permitted under state insurance laws.

DISTRIBUTION OF THE CONTRACT

This variable annuity may only be purchased through a registered investment adviser (RIA) who is providing advisory services to you. You may be charged a fee by the RIA for the services he or she provides to you. That fee is independent of the fees and charges that will be incurred as a result of your purchase of this variable annuity. We do not pay commissions for the sales of the Polaris II Asset Manager Variable Annuity.

From time to time, we may pay or allow additional promotional incentives in the form of cash or other compensation. We reserve the right to offer these additional incentives only to certain broker-dealers that sell, or are expected to sell, the contract or other contracts offered by us. Promotional incentives may change at any time.

SunAmerica Capital Services, Inc., 733 Third Avenue, 4th Floor, New York, New York 10017 distributes the contracts. SunAmerica Capital Services, an affiliate of Anchor National, is registered as a broker-dealer under the Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. No underwriting fees are paid in connection with the distribution of the contracts.

ADMINISTRATION

We are responsible for the administrative servicing of your contract. Please contact our Annuity Service Center at 1-800-445-SUN2, if you have any comment, question or service request.

During the Accumulation Phase, you will receive confirmation of transactions within your contract. Transactions made pursuant to contractual or systematic agreements, such as deduction of the annual maintenance fee and dollar cost averaging, may be confirmed quarterly. Purchase Payments received through the automatic payment plan or a salary reduction arrangement, may also be confirmed quarterly. For all other transactions, we send confirmations immediately.

During the Accumulation and Income Phases, you will receive a statement of your transactions over the past quarter and a summary of your account values.

It is your responsibility to review these documents carefully and notify us of any inaccuracies immediately. We investigate all inquiries. To the extent that we believe we made an error, we retroactively adjust your contract, provided you notify us within 30 days of receiving the transaction confirmation or quarterly statement. Any other adjustments we deem warranted are made as of the time we receive notice of the error.

LEGAL PROCEEDINGS

There are no pending legal proceedings affecting the Separate Account. Anchor National and its subsidiaries engage in various kinds of routine litigation. In management's opinion these matters are not of material importance to the Company's total assets, with the potential exception of McMurdie, et al. v. SunAmerica Inc., et al, Case No. BC 194082, filed on July 10, 1998 in the Superior Court for the County of Los Angeles. This lawsuit is a representative action wherein the plaintiffs allege violations of California's Business and Professions Code Sections 17200 et seq. The Company is vigorously defending the lawsuit. The probability of any particular outcome is not reasonably estimable at this time.

OWNERSHIP

The Polaris(II) Asset Manager Variable Annuity is a Flexible Payment Group Deferred Annuity contract. We issue a group contract to a contract holder for the benefit of the participants in the group. As a participant in the group, you will receive a certificate which evidences your ownership. As used in this prospectus, the term contract refers to your certificate. In some states, a Flexible Payment Individual Modified Guaranteed and Variable Deferred Annuity contract is available instead. Such a contract is identical to the contract described in this prospectus, with the exception that we issue it directly to the owner.

CUSTODIAN

State Street Bank and Trust Company, 255 Franklin Street, Boston, Massachusetts 02110, serves as the custodian of the assets of the separate account. Anchor National pays State Street Bank for services provided, based on a schedule of fees.

INDEPENDENT ACCOUNTANTS

The audited consolidated financial statements of AIG SunAmerica Life Assurance Company (formerly Anchor National Life Insurance Company) at December 31, 2001 and 2000, for the years ended December 31, 2001, 2000 and 1999, and the audited financial statements of Variable Annuity Account Seven at April 30, 2002 and for the years ended April 30, 2002 and 2001 are incorporated by reference in this prospectus in reliance on the report of PricewaterhouseCoopers LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting.

REGISTRATION STATEMENT

A registration statement has been filed with the SEC under the Securities Act of 1933 relating to the contract. This prospectus does not contain all the information in the registration statement as permitted by SEC regulations. The omitted information can be obtained from the SEC's principal office in Washington, D.C., upon payment of a prescribed fee.

----------------------------------------------------------------
----------------------------------------------------------------

                              TABLE OF CONTENTS OF
                      STATEMENT OF ADDITIONAL INFORMATION
----------------------------------------------------------------
----------------------------------------------------------------

Separate Account..............................      3
General Account...............................      3
Performance Data..............................      4
Income Payments...............................      9
Annuity Unit Values...........................      9
Taxes.........................................     12
Distribution of Contracts.....................     16
Financial Statements..........................     16

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                  APPENDIX A - CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                   ACCUMULATION UNIT VALUES AND ACCUMULATION UNITS
                                                                 INCEPTION TO         4/30/00 TO        4/30/01 TO
            POLARIS II ASSET MANAGER PORTFOLIOS                     4/30/00             4/30/01           4/30/02
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
Capital Appreciation (Inception Date - 10/28/99)
  Beginning AUV.............................................          10.00          (a)      14.03    (a)     11.590
                                                                                     (b)      12.97    (b)     11.585
  Ending AUV................................................          14.03          (a)      11.59    (a)      9.861
                                                                                     (b)      11.59    (b)      9.822
  Ending Number of AUs......................................        226,697          (a)  1,301,826    (a)  2,010,220
                                                                                     (b)     11,589    (b)    112,490
---------------------------------------------------------------------------------------------------------------------
Government and Quality Bond (Inception Date - 12/16/99)
  Beginning AUV.............................................          10.00          (a)      10.13    (a)     11.181
                                                                                     (b)      11.09    (b)     11.175
  Ending AUV................................................          10.13          (a)      11.18    (a)     11.876
                                                                                     (b)      11.18    (b)     11.840
  Ending Number of AUs......................................         10,743          (a)    142,268    (a)    429,130
                                                                                     (b)      2,041    (b)     22,384
---------------------------------------------------------------------------------------------------------------------
Growth (Inception Date - 11/1/99)
  Beginning AUV.............................................          10.00          (a)      11.95    (a)     10.256
                                                                                     (b)      11.29    (b)     10.251
  Ending AUV................................................          11.95          (a)      10.26    (a)      9.065
                                                                                     (b)      10.25    (b)      9.037
  Ending Number of AUs......................................         93,965          (a)    563,506    (a)  1,102,754
                                                                                     (b)      6,206    (b)     55,407
---------------------------------------------------------------------------------------------------------------------
Aggressive Growth (Inception Date - 11/1/99)
  Beginning AUV.............................................          10.00          (a)      14.14    (a)     10.166
                                                                                     (b)      11.78    (b)     10.162
  Ending AUV................................................          14.14          (a)      10.17    (a)      7.753
                                                                                     (b)      10.16    (b)      7.740
  Ending Number of AUs......................................         49,324          (a)    207,783    (a)    207,493
                                                                                     (b)        365    (b)      1,492
---------------------------------------------------------------------------------------------------------------------
Alliance Growth (Inception Date - 10/28/99)
  Beginning AUV.............................................          10.00          (a)      11.75    (a)      8.502
                                                                                     (b)       9.76    (b)      8.498
  Ending AUV................................................          11.75          (a)       8.50    (a)      6.812
                                                                                     (b)       8.50    (b)      6.791
  Ending Number of AUs......................................        423,804          (a)  2,004,620    (a)  2,695,963
                                                                                     (b)     10,150    (b)    111,553
---------------------------------------------------------------------------------------------------------------------
Asset Allocation (Inception Date - 11/12/99)
  Beginning AUV.............................................          10.00          (a)      10.34    (a)      9.975
                                                                                     (b)      10.35    (b)      9.975
  Ending AUV................................................          10.34          (a)       9.97    (a)      9.613
                                                                                     (b)       9.97    (b)      9.590
  Ending Number of AUs......................................         14,781          (a)    112,976    (a)    245,567
                                                                                     (b)         --    (b)     23,126
---------------------------------------------------------------------------------------------------------------------
Blue Chip Growth (Inception Date - 9/5/00)
  Beginning AUV.............................................            N/A          (a)      10.00    (a)      7.109
                                                                                     (b)       8.03    (b)      7.105
  Ending AUV................................................            N/A          (a)       7.11    (a)      5.642
                                                                                     (b)       7.10    (b)      5.625
  Ending Number of AUs......................................            N/A          (a)     30,980    (a)    109,746
                                                                                     (b)        335    (b)     10,661
---------------------------------------------------------------------------------------------------------------------
Cash Management (Inception Date - 11/29/99)
  Beginning AUV.............................................          10.00          (a)      10.20    (a)     10.707
                                                                                     (b)      10.60    (b)     10.710
  Ending AUV................................................          10.20          (a)      10.71    (a)     10.891
                                                                                     (b)      10.71    (b)     10.886
  Ending Number of AUs......................................          3,737          (a)     58,423    (a)    171,876
                                                                                     (b)        495    (b)      5,858
---------------------------------------------------------------------------------------------------------------------
(a) Without election of optional EstatePlus feature.
(b) With election of optional EstatePlus feature.
AUV - Accumulation Unit Value
AU - Accumulation Units

                                   ACCUMULATION UNIT VALUES AND ACCUMULATION UNITS
                                                                 INCEPTION TO         4/30/00 TO        4/30/01 TO
            POLARIS II ASSET MANAGER PORTFOLIOS                     4/30/00             4/30/01           4/30/02
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
Corporate Bond (Inception Date - 12/27/99)
  Beginning AUV.............................................          10.00          (a)      10.01    (a)     10.740
                                                                                     (b)      10.64    (b)     10.734
  Ending AUV................................................          10.01          (a)      10.74    (a)     11.343
                                                                                     (b)      10.73    (b)     11.305
  Ending Number of AUs......................................          3,500          (a)     87,233    (a)    208,179
                                                                                     (b)         90    (b)     40,808
---------------------------------------------------------------------------------------------------------------------
Davis Venture Value (Inception Date - 10/28/99)
  Beginning AUV.............................................          10.00          (a)      11.61    (a)     10.816
                                                                                     (b)      11.59    (b)     10.807
  Ending AUV................................................          11.61          (a)      10.82    (a)      9.889
                                                                                     (b)      10.81    (b)      9.857
  Ending Number of AUs......................................        353,493          (a)  1,957,911    (a)  3,277,861
                                                                                     (b)     16,912    (b)    167,991
---------------------------------------------------------------------------------------------------------------------
"Dogs" of Wall Street (Inception Date - 1/3/00)
  Beginning AUV.............................................          10.00          (a)       9.51    (a)     10.714
                                                                                     (b)      10.18    (b)     10.714
  Ending AUV................................................           9.51          (a)      10.71    (a)     11.602
                                                                                     (b)      10.71    (b)     11.592
  Ending Number of AUs......................................          3,381          (a)     30,007    (a)     69,011
                                                                                     (b)         --    (b)      1,004
---------------------------------------------------------------------------------------------------------------------
Emerging Markets (Inception Date - 11/10/99)
  Beginning AUV.............................................          10.00          (a)      11.53    (a)      8.062
                                                                                     (b)       9.07    (b)      8.072
  Ending AUV................................................          11.53          (a)       8.06    (a)      8.844
                                                                                     (b)       8.07    (b)      8.832
  Ending Number of AUs......................................         16,356          (a)    152,174    (a)    132,773
                                                                                     (b)      2,733    (b)      6,718
---------------------------------------------------------------------------------------------------------------------
Federated Value (Inception Date - 11/1/99)
  Beginning AUV.............................................          10.00          (a)      10.03    (a)     10.676
                                                                                     (b)      10.78    (b)     10.674
  Ending AUV................................................          10.03          (a)      10.68    (a)      9.858
                                                                                     (b)      10.67    (b)      9.829
  Ending Number of AUs......................................         49,962          (a)    227,673    (a)    469,139
                                                                                     (b)        206    (a)     21,853
---------------------------------------------------------------------------------------------------------------------
Global Bond (Inception Date - 11/29/99)
  Beginning AUV.............................................          10.00          (a)      10.20    (a)     11.015
                                                                                     (b)      10.92    (b)     11.012
  Ending AUV................................................          10.20          (a)      11.01    (a)     11.307
                                                                                     (b)      11.01    (b)     11.275
  Ending Number of AUs......................................          1,149          (a)     17,170    (a)     45,752
                                                                                     (b)         44    (b)      4,201
---------------------------------------------------------------------------------------------------------------------
Global Equities (Inception Date - 11/8/99)
  Beginning AUV.............................................          10.00          (a)      11.70    (a)      8.651
                                                                                     (b)       9.90    (b)      8.647
  Ending AUV................................................          11.70          (a)       8.65    (a)      7.071
                                                                                     (b)       8.65    (b)      7.051
  Ending Number of AUs......................................         81,597          (a)    506,012    (a)    628,393
                                                                                     (b)      2,756    (b)      9,687
---------------------------------------------------------------------------------------------------------------------
Goldman Sachs Research (Inception Date - 8/1/00)
  Beginning AUV.............................................            N/A          (a)      10.00    (a)      8.715
                                                                                     (b)       9.76    (b)      8.716
  Ending AUV................................................            N/A          (a)       8.72    (a)      6.088
                                                                                     (b)       8.72    (b)      6.072
  Ending Number of AUs......................................            N/A          (a)     31,175    (a)     80,348
                                                                                     (b)        326    (b)      7,463
---------------------------------------------------------------------------------------------------------------------
Growth-Income (Inception Date - 11/1/99)
  Beginning AUV.............................................          10.00          (a)      11.39    (a)      9.513
                                                                                     (b)      10.42    (b)      9.507
  Ending AUV................................................          11.39          (a)       9.51    (a)      8.093
                                                                                     (b)       9.51    (b)      8.069
  Ending Number of AUs......................................        335,543          (a)  1,673,087    (a)  2,296,734
                                                                                     (b)      8,279    (b)    107,132
---------------------------------------------------------------------------------------------------------------------
(a) Without election of optional EstatePlus feature.
(b) With election of optional EstatePlus feature.
AUV - Accumulation Unit Value
AU - Accumulation Units

                                   ACCUMULATION UNIT VALUES AND ACCUMULATION UNITS
                                                                 INCEPTION TO         4/30/00 TO        4/30/01 TO
            POLARIS II ASSET MANAGER PORTFOLIOS                     4/30/00             4/30/01           4/30/02
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
Growth Opportunities (Inception Date - 8/22/00)
  Beginning AUV.............................................            N/A          (a)      10.00    (a)      6.857
                                                                                     (b)       8.60    (b)      6.857
  Ending AUV................................................            N/A          (a)       6.86    (a)      5.010
                                                                                     (b)       6.86    (b)      5.241
  Ending Number of AUs......................................            N/A          (a)     54,857    (a)     75,693
                                                                                     (b)         --    (b)          5
---------------------------------------------------------------------------------------------------------------------
High-Yield Bond (Inception Date - 11/29/99)
  Beginning AUV.............................................          10.00          (a)      10.06    (a)      9.299
                                                                                     (b)       9.71    (b)      9.299
  Ending AUV................................................          10.06          (a)       9.30    (a)      8.744
                                                                                     (b)       9.30    (b)      8.728
  Ending Number of AUs......................................         13,058          (a)     91,018    (a)    182,420
                                                                                     (b)         --    (b)      5,112
---------------------------------------------------------------------------------------------------------------------
International Diversified Equities (Inception Date -
  11/23/99)
  Beginning AUV.............................................          10.00          (a)       9.87    (a)      7.958
                                                                                     (b)       8.63    (b)      7.953
  Ending AUV................................................           9.87          (a)       7.96    (a)      6.634
                                                                                     (b)       7.95    (b)      6.614
  Ending Number of AUs......................................         30,627          (a)    139,489    (a)    216,629
                                                                                     (b)        656    (b)      1,943
---------------------------------------------------------------------------------------------------------------------
International Growth and Income (Inception Date - 10/28/99)
  Beginning AUV.............................................          10.00          (a)      10.82    (a)      9.717
                                                                                     (b)      10.46    (b)      9.715
  Ending AUV................................................          10.82          (a)       9.72    (a)      8.498
                                                                                     (b)       9.72    (b)      8.476
  Ending Number of AUs......................................        132,522          (a)    663,722    (a)    907,962
                                                                                     (b)      1,472    (b)     20,303
---------------------------------------------------------------------------------------------------------------------
MFS Growth & Income (Inception Date - 11/1/99)
  Beginning AUV.............................................          10.00          (a)      10.49    (a)      9.736
                                                                                     (b)      10.34    (b)      9.735
  Ending AUV................................................          10.49          (a)       9.74    (a)      8.225
                                                                                     (b)       9.74    (b)      8.203
  Ending Number of AUs......................................        114,191          (a)    581,736    (a)    972,320
                                                                                     (b)      5,570    (b)     66,103
---------------------------------------------------------------------------------------------------------------------
MFS Mid-Cap Growth (Inception Date - 11/1/99)
  Beginning AUV.............................................          10.00          (a)      13.69    (a)     13.193
                                                                                     (b)      14.87    (b)     13.188
  Ending AUV................................................          13.69          (a)      13.19    (a)      8.269
                                                                                     (b)      13.19    (b)      8.244
  Ending Number of AUs......................................         30,505          (a)    344,347    (a)    442,836
                                                                                     (b)        306    (b)     25,484
---------------------------------------------------------------------------------------------------------------------
MFS Total Return (Inception Date - 10/28/99)
  Beginning AUV.............................................          10.00          (a)      10.22    (a)     11.789
                                                                                     (b)      11.64    (b)     11.782
  Ending AUV................................................          10.22          (a)      11.79    (a)     11.859
                                                                                     (b)      11.78    (b)     11.821
  Ending Number of AUs......................................         50,264          (a)    355,139    (a)  1,374,837
                                                                                     (b)      4,588    (b)     94,278
---------------------------------------------------------------------------------------------------------------------
Putnam Growth (Inception Date - 11/1/99)
  Beginning AUV.............................................          10.00          (a)      11.33    (a)      8.383
                                                                                     (b)       9.55    (b)      8.380
  Ending AUV................................................          11.33          (a)       8.38    (a)      6.571
                                                                                     (b)       8.38    (b)      6.553
  Ending Number of AUs......................................        177,965          (a)    820,691    (a)    953,847
                                                                                     (b)      3,244    (b)     25,257
---------------------------------------------------------------------------------------------------------------------
Real Estate (Inception Date - 2/7/00)
  Beginning AUV.............................................          10.00          (a)      10.77    (a)     12.621
                                                                                     (b)      12.42    (b)     12.623
  Ending AUV................................................          10.77          (a)      12.62    (a)     14.317
                                                                                     (b)      12.62    (b)     14.279
  Ending Number of AUs......................................          2,461          (a)     15,795    (a)     69,705
                                                                                     (b)         39    (b)        928
---------------------------------------------------------------------------------------------------------------------
(a) Without election of the optional EstatePlus feature.
(b) With election of the optional EstatePlus feature.
AUV - Accumulation Unit Value
AU - Accumulation Units

                                   ACCUMULATION UNIT VALUES AND ACCUMULATION UNITS
                                                                 INCEPTION TO         4/30/00 TO        4/30/01 TO
            POLARIS II ASSET MANAGER PORTFOLIOS                     4/30/00             4/30/01           4/30/02
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
SunAmerica Balanced (Inception Date - 10/28/99)
  Beginning AUV.............................................          10.00          (a)      11.01    (a)      9.336
                                                                                     (b)      10.08    (b)      9.333
  Ending AUV................................................          11.01          (a)       9.34    (a)      8.175
                                                                                     (b)       9.33    (b)      8.152
  Ending Number of AUs......................................         93,619          (a)    431,856    (a)    632,064
                                                                                     (b)        265    (b)     19,591
---------------------------------------------------------------------------------------------------------------------
Technology (Inception Date - 8/21/00)
  Beginning AUV.............................................            N/A          (a)      10.00    (a)      4.375
                                                                                     (b)       6.68    (b)      4.375
  Ending AUV................................................            N/A          (a)       4.38    (a)      2.507
                                                                                     (b)       4.38    (b)      2.499
  Ending Number of AUs......................................            N/A          (a)     23,583    (a)     46,009
                                                                                     (b)         --    (b)      3,185
---------------------------------------------------------------------------------------------------------------------
Telecom Utility (Inception Date - 12/16/99)
  Beginning AUV.............................................          10.00          (a)       9.91    (a)      9.278
                                                                                     (b)       9.12    (b)      9.277
  Ending AUV................................................           9.91          (a)       9.28    (a)      7.325
                                                                                     (b)       9.28    (b)      7.311
  Ending Number of AUs......................................          9,175          (a)     69,692    (a)     77,161
                                                                                     (b)        104    (b)      3,437
---------------------------------------------------------------------------------------------------------------------
Worldwide High Income (Inception Date - 11/10/99)
  Beginning AUV.............................................          10.00          (a)      10.42    (a)      9.735
                                                                                     (b)      10.54    (b)      9.735
  Ending AUV................................................          10.42          (a)       9.74    (a)      9.735
                                                                                     (b)       9.74    (b)      9.711
  Ending Number of AUs......................................          3,802          (a)     31,309    (a)     42,247
                                                                                     (b)         --    (b)      3,483
---------------------------------------------------------------------------------------------------------------------
(a) Without election of the optional EstatePlus feature.
(b) With election of the optional EstatePlus feature.
AUV - Accumulation Unit Value
AU - Accumulation Units

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                  APPENDIX B - MARKET VALUE ADJUSTMENT ("MVA")
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

The MVA reflects the impact that changing interest rates have on the value of money invested at a fixed interest rate. The longer the period of time remaining in the term you initially agreed to leave your money in the fixed account option, the greater the impact of changing interest rates. The impact of the MVA can be either positive or negative, and is computed by multiplying the amount withdrawn, transferred or switched to the Income Phase by the following factor:

                           [(1+I)/(1+J+L)](N/12) - 1

                  The MVA formula may differ in certain states where:

        I is the interest rate you are earning on the money invested in the fixed account option;

        J is the interest rate then currently available for the period of time equal to the number of years (rounded up to an integer) remaining in the term you initially agreed to leave your money in the fixed account option; and

        N is the number of full months remaining in the term you initially agreed to leave your money in the fixed account option.

        L=0.005, except in PA where L=0 and FL where L=0.0025.

EXAMPLES OF THE MVA

The examples below assume the following:

     (1) You made an initial Purchase Payment of $10,000 and allocated it to the 10-year fixed account option at a rate of 5%;

     (2) You make a partial withdrawal of $4,000 when 1 1/2 years (18 months) remain in the 10-year term you initially agreed to leave your money in the fixed account option (N=18); and

     (3) You have not made any other transfers, additional Purchase Payments, or withdrawals.

POSITIVE ADJUSTMENT

Assume that on the date of withdrawal, the interest rate in effect for a new Purchase Payments in the 1-year fixed account option is 3.5% and the 3-year fixed account option is 4.5%. By linear interpolation, the interest rate for the remaining 2 years (1 1/2 years rounded up to the next full year) in the contract is calculated to be 4%.

The MVA factor is = [(1+I)/(1+J+L)](N/12) - 1 where L=0.005
                  = [(1.05)/(1.04+0.005)](18/12) - 1
                  = (1.004785)(1.5) - 1
                  = 1.007186 - 1
                  = + 0.007186

The requested withdrawal amount is multiplied by the MVA factor to determine the
MVA:
                         $4,000 x (+0.007186) = +$28.74

$28.74 represents the MVA that would be added to your withdrawal.

NEGATIVE ADJUSTMENT

Assume that on the date of withdrawal, the interest rate in effect for new Purchase Payments in the 1-year fixed account option is 5.5% and the 3-year fixed account option is 6.5%. By linear interpolation, the interest rate for the remaining 2 years (1 1/2 years rounded up to the next full year) in the contract is calculated to be 6%.

The MVA factor is = [(1+I)/(1+J+L)](N/12) - 1 where L=0.005
                  = [(1.05)/(1.06+0.005)](18/12) - 1
                  = (0.985915)(1.5) - 1
                  = 0.978948 - 1
                  = - 0.021052

The requested withdrawal amount is multiplied by the MVA factor to determine the
MVA:
                        $4,000 X (- 0.021052) = -$84.21

$84.21 represents the MVA that will be deducted from the money remaining in the 10-year fixed account option.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
           APPENDIX C - DEATH BENEFITS FOLLOWING SPOUSAL CONTINUATION
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Capitalized terms used in this Appendix have the same meaning as they have in the Death Benefit section of the prospectus.

The term Continuation Net Purchase Payments is used frequently to describe the death benefits payable to the beneficiary of the Continuing Spouse for contracts issued on or after October 24, 2001. We define Continuation Net Purchase Payments as Net Purchase Payments made on and/or after the Continuation Date. For the purpose of calculating Continuation Net Purchase Payments, the amount that equals the contract value on the Continuation Date, including the Continuation Contribution is considered a Purchase Payment. If the Continuing Spouse makes no additional Purchase Payments or withdrawals, Continuation Net Purchase Payments equals the contract value on the Continuation Date, including the Continuation Contribution.

The term "Gross Withdrawals" as used in describing the death benefit option below is defined as withdrawals and the fees and charges applicable to those withdrawals.

The following describes the death benefit options following spousal continuation for contracts issued on or after October 24, 2001:

     1. Purchase Payment Accumulation Option

          If a Continuation Contribution is added on the Continuation Date, the death benefit is the greater of:

          a. The contract value on the date we receive all required paperwork and satisfactory proof of the Continuing Spouse's death; or

          b. Continuation Net Purchase Payments compounded to the date of death at a 4% annual growth rate, (3% growth rate if the Continuing Spouse was age 70 or older on the Continuation Date) plus any Purchase Payments recorded after the date of death; and reduced by any Gross Withdrawals recorded after the date of death in the same proportion that the Gross Withdrawal reduced the contract value on the date of each withdrawal; or

          c. The contract value on the seventh contract anniversary following the original issue date of the contract, plus any Purchase Payments since the seventh contract anniversary and reduced for any Gross Withdrawals recorded after the seventh contract anniversary in the same proportion that the Gross Withdrawal reduced the contract value on the date of the Gross Withdrawal, all compounded at a 4% annual growth rate until the date of death (3% annual growth rate if the Continuing Spouse is age 70 or older on the Continuation
             Date) plus any Purchase Payments; and reduced for any withdrawals recorded after the date of death in the same proportion that each withdrawal reduced the contract value on the date of the withdrawal

          If a Continuation Contribution is not added on the Continuation Date, the death benefit is the greater of:

          a. The contract value on the date we receive all required paperwork and satisfactory proof of the Continuing Spouse's death; or

          b. Net Purchase Payments made from the original contract issue date compounded to the date of death at a 4% annual growth rate, (3% growth rate if the Continuing Spouse was age 70 or older on the original contract issue date) plus any Purchase Payments recorded after the date of death; and reduced for any Gross Withdrawals recorded after the date of death in the same proportion that each Gross Withdrawal reduced the contract value on the date of the withdrawal; or

          c. The contract value on the seventh contract anniversary following the original issue date of the contract, plus any Purchase Payments since the seventh contract anniversary; and reduced for any Gross Withdrawals since the seventh contract anniversary in the same proportion that each Gross Withdrawal reduced the contract value on the date of the Gross Withdrawal, all compounded at a 4% annual growth rate until the date of death (3% annual growth rate if the Continuing Spouse is age 70 or older on the contract issue date) plus any Purchase Payments; and reduced for any Gross Withdrawals recorded after the date of death in the same proportion that each Gross Withdrawal reduced the contract value on the date of the Gross Withdrawal.

     2. Maximum Anniversary Value Option -- if the continuing spouse is below age 90 at the time of death, and:

          If a Continuation Contribution is added on the Continuation Date, the death benefit is the greatest of:

          a. The contract value on the date we receive all required paperwork and satisfactory proof of the Continuing Spouse's death; or

          b. Continuation Net Purchase Payments; or

          c. The maximum anniversary value on any contract anniversary occurring after the Continuation Date and prior to the Continuing Spouse's 81st birthday. The anniversary value equals the contract value on a contract anniversary plus any Purchase Payments made since that contract anniversary; and reduced for any Gross Withdrawals recorded since the contract anniversary in the same proportion that each

             Gross Withdrawal reduced the contract value on the date of the Gross Withdrawal. Contract anniversary is defined as any anniversary following the full 12 month period after the original contract issue date.

          If a Continuation Contribution is not added on the Continuation Date, the death benefit is the greatest of:

          a. The contract value on the date we receive all required paperwork and satisfactory proof of the Continuing Spouse's death; or

          b. Net Purchase Payments received since the original issue date; or

          c. The maximum anniversary value on any contract anniversary from the original contract issue date prior to the Continuing Spouse's 81st birthday. The anniversary value equals the contract value on a contract anniversary plus any Purchase Payments since that contract anniversary; and reduced for any Gross Withdrawals since the contract anniversary in the same proportion that the Gross Withdrawal reduced each contract value on the date of the Gross Withdrawal. Contract anniversary is defined as the full 12 month period after the original contract issue date.

          If the Continuing Spouse is age 90 or older at the time of death, under the Maximum Anniversary death benefit, their beneficiary will receive only the contract value at the time we receive all required paperwork and satisfactory proof of death.

          Please see the Statement of Additional Information for a description of the death benefit calculations following a Spousal Continuation for contracts issued before October 24, 2001.

B. THE ESTATEPLUS BENEFIT PAYABLE UPON CONTINUING SPOUSE'S DEATH:

The EstatePlus benefit may increase the death benefit amount. The EstatePlus benefit is only available if the original owner elected EstatePlus and it has not been discontinued or terminated. If the Continuing Spouse had earnings in the contract at the time of his/her death, we will add a percentage of those earnings (the "EstatePlus Percentage"), subject to a maximum dollar amount (the "Maximum EstatePlus Percentage"), to the death benefit payable, based on the number of years the Continuing Spouse has held the contract since the Continuation Date. The EstatePlus benefit, if any, is added to the death benefit payable under the Purchase Payment Accumulation or the Maximum Anniversary option.

The term "Continuation Net Purchase Payment" is used frequently to describe the EstatePlus benefit payable to the beneficiary of the Continuing Spouse. We define Continuation Net Purchase Payment as Net Purchase Payments made as of the Continuation Date. For the purpose of calculating Continuation Net Purchase Payments, the amount that equals the contract value on the Continuation Date, including the Continuation Contribution is considered a Purchase Payment. If the Continuing Spouse makes no additional Purchase Payments or withdrawal, Continuation Net Purchase Payments equals the contract value on the Continuation Date, including the Continuation Contribution.

The following table identifies the factors we use in determining the percentage of earnings that will be added to the death benefit at the Continuing Spouse's date of death, if the Continuing Spouse is age 69 or younger on the Continuation
Date:

-------------------------------------------------------------
 CONTRACT YEAR         ESTATEPLUS              MAXIMUM
    OF DEATH           PERCENTAGE       ESTATEPLUS PERCENTAGE
-------------------------------------------------------------
 Years 0-4         25% of earnings      40% of Continuation
                                        Net Purchase Payments
-------------------------------------------------------------
 Years 5-9         40% of earnings      65% of Continuation
                                        Net Purchase
                                        Payments*
-------------------------------------------------------------
 Years 10+         50% of earnings      75% of Continuation
                                        Net Purchase
                                        Payments*
-------------------------------------------------------------

If the Continuing Spouse is between their 70th and 81st birthday on the Continuation Date, the table below shows the available EstatePlus benefit:

-------------------------------------------------------------
 CONTRACT YEAR         ESTATEPLUS              MAXIMUM
    OF DEATH           PERCENTAGE       ESTATEPLUS PERCENTAGE
-------------------------------------------------------------
 All Contract      25% of earnings      40% of Continuation
 Years                                  Net Purchase
                                        Payments*
-------------------------------------------------------------

* Purchase Payments received after the 5(th) year following the Continuation Date must remain in the contract for at least six months to be included as part of Continuation Net Purchase Payments for purpose of the Maximum EstatePlus calculation.

What is the Contract Year of Death?

Contract Year of Death is the number of full 12 month periods starting on the Continuation Date and ending on the Continuing Spouse's date of death.

What is the EstatePlus amount?

We determine the EstatePlus amount based upon a percentage of earnings in the contract at the time of the Continuing Spouse's death. For the purpose of this calculation, earnings are defined as (1) minus (2) where

          (1) equals the contract value on the Continuing Spouse's date of death;

          (2) equals the Continuation Net Purchase Payment(s).

What is the Maximum EstatePlus amount?

The EstatePlus benefit is subject to a maximum dollar amount. The Maximum EstatePlus amount is a percentage of the Continuation Net Purchase Payments.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE SPOUSAL CONTINUATION PROVISION (IN ITS ENTIRETY OR ANY COMPONENT) AT ANY TIME ON PROSPECTIVELY ISSUED CONTRACTS.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                           APPENDIX D - PREMIUM TAXES
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Premium taxes vary according to the state and are subject to change without notice. In many states, there is no tax at all. Listed below are the current premium tax rates in those states that assess a premium tax. For current information, you should consult your tax adviser.

                                                              QUALIFIED    NON-QUALIFIED
                           STATE                              CONTRACT       CONTRACT
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
California                                                        .50%          2.35%
----------------------------------------------------------------------------------------
Maine                                                               0%             2%
----------------------------------------------------------------------------------------
Nevada                                                              0%          3.50%
----------------------------------------------------------------------------------------
South Dakota                                                        0%          1.25%*
----------------------------------------------------------------------------------------
West Virginia                                                       1%             1%
----------------------------------------------------------------------------------------
Wyoming                                                             0%             1%
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------

        * On the first of $500,000 of premiums; 0.80% on the amount in excess of $500,000.

--------------------------------------------------------------------------------

   Please forward a copy (without charge) of the Polaris(II) Asset Manager Variable Annuity Statement of Additional Information to:

              (Please print or type and fill in all information.)

        ------------------------------------------------------------------------
        Name

        ------------------------------------------------------------------------
        Address

        ------------------------------------------------------------------------
        City/State/Zip

        Date: ----------------------- Signed: ----------------------------------

   Return to: Anchor National Life Insurance Company, Annuity Service Center, P.O. Box 52499, Los Angeles, California 90054-0299
--------------------------------------------------------------------------------

                                                As filed pursuant to Rule 497
                                                under the Securities Act of 1933
                                                Registration No.  333-65953
                                                                  811-9003



                       STATEMENT OF ADDITIONAL INFORMATION


                   FLEXIBLE PAYMENT DEFERRED ANNUITY CONTRACTS

                                    ISSUED BY

                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                               IN CONNECTION WITH

                         VARIABLE ANNUITY ACCOUNT SEVEN

                       (Polaris II A-Class and Polaris II
                        Asset Manager Variable Annuities)

This Statement of Additional Information is not a prospectus; it should be read with the prospectus dated May 1, 2003, relating to the annuity contracts described above. A copy of the prospectus may be obtained without charge by calling (800) 445-SUN2 or writing us at:

                     AIG SUNAMERICA LIFE ASSURANCE COMPANY
                             ANNUITY SERVICE CENTER
                                 P.O. BOX 54299
                       LOS ANGELES, CALIFORNIA 90054-0299
                                  May 1, 2003

                                TABLE OF CONTENTS

                                                                             PAGE
                                                                             ----
Separate Account .......................................................       3

General Account ........................................................       3

Performance Data .......................................................       4

Income Payments ........................................................      11

Death Benefit Options for Contracts Issued Before October 24, 2001 .....      12

Annuity Unit Values ....................................................      14

Taxes ..................................................................      17

Distribution of Contracts ..............................................      23

Financial Statements ...................................................      23

                                SEPARATE ACCOUNT


         Variable Annuity Account Seven ("Separate Account") was originally established by AIG SunAmerica Life Assurance Company (the "Company") on August 28, 1998, pursuant to the provisions of Arizona law, as a segregated asset account of the Company. The Separate Account meets the definition of a "Separate Account" under the federal securities laws and is registered with the Securities and Exchange Commission (the "SEC") as a unit investment trust under the Investment Company Act of 1940. This registration does not involve supervision of the management of the Separate Account or the Company by the SEC.

         The assets of the Separate Account are the property of the Company. However, the assets of the Separate Account, equal to its reserves and other contract liabilities, are not chargeable with liabilities arising out of any other business the Company may conduct. Income, gains, and losses, whether or not realized, from assets allocated to the Separate Account are credited to or charged against the Separate Account without regard to other income, gains, or losses of the Company.

         The Separate Account is divided into Variable Portfolios, with the assets of each Variable Portfolio invested in the shares of one of the underlying funds. The Company does not guarantee the investment performance of the Separate Account, its Variable Portfolios or the underlying funds. Values allocated to the Separate Account and the amount of variable income payments will vary with the values of shares of the underlying funds, and are also reduced by contract charges.

         The basic objective of a variable annuity contract is to provide variable income payments which will be to some degree responsive to changes in the economic environment, including inflationary forces and changes in rates of return available from various types of investments. The contract is designed to seek to accomplish this objective by providing that variable income payments will reflect the investment performance of the Separate Account with respect to amounts allocated to it both before and after the Annuity Date. Since the Separate Account is always fully invested in shares of the underlying funds, its investment performance reflects the investment performance of those entities. The values of such shares held by the Separate Account fluctuate and are subject to the risks of changing economic conditions as well as the risk inherent in the ability of the underlying funds' managements to make necessary changes in their Variable Portfolios to anticipate changes in economic conditions. Therefore, the owner bears the entire investment risk that the basic objectives of the contract may not be realized, and that the adverse effects of inflation may not be lessened. There can be no assurance that the aggregate amount of variable income payments will equal or exceed the Purchase Payments made with respect to a particular account for the reasons described above, or because of the premature death of an Annuitant.

         Another important feature of the contract related to its basic objective is the Company's promise that the dollar amount of variable income payments made during the lifetime of the Annuitant will not be adversely affected by the actual mortality experience of the Company or by the actual expenses incurred by the Company in excess of expense deductions provided for in the contract (although the Company does not guarantee the amounts of the variable income payments).


                                 GENERAL ACCOUNT


         The general account is made up of all of the general assets of the Company other than those allocated to the Separate Account or any other segregated asset account of the Company. A Purchase Payment may be allocated to the 1-year non-MVA fixed account or the 3, 5, 7 or 10 year MVA fixed account options and the DCA (non-MVA) fixed accounts for 6-month and 1-year periods available in connection with the general account, as elected by the owner at the time of purchasing a contract or when making a subsequent Purchase Payment. Assets supporting amounts allocated to fixed account options become part of the Company's general account assets and are available to fund the claims of all classes of customers of the Company, as well as of its creditors. Accordingly, all of the Company's assets held in the general account will be available to fund the Company's obligations under the contracts as well as such other claims.

         The Company will invest the assets of the general account in the manner chosen by the Company and allowed by applicable state laws regarding the nature and quality of investments that may be made by life insurance companies and the percentage of their assets that may be committed to any particular type of investment. In general, these laws permit investments, within specified limits and subject to certain qualifications, in federal, state and municipal obligations, corporate bonds, preferred and common stocks, real estate mortgages, real estate and certain other investments.


                                PERFORMANCE DATA


         From time to time the Separate Account may advertise the Cash Management Portfolio's "yield" and "effective yield." Both yield figures are based on historical earnings and are not intended to indicate future performance. The "yield" of the Cash Management Portfolio refers to the net income generated for a contract funded by an investment in the Variable Portfolio (which invests in shares of the Cash Management Portfolio of SunAmerica Series Trust) over a seven-day period (which period will be stated in the advertisement). This income is then "annualized." That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in the Variable Portfolio is assumed to be reinvested at the end of each seven day period. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment. Neither the yield nor the effective yield takes into consideration the effect of any capital changes that might have occurred during the seven day period, nor do they reflect the impact of premium taxes or any withdrawal charges. The impact of other recurring charges (including the mortality and expense risk charge) on both yield figures is, however, reflected in them to the same extent it would affect the yield (or effective yield) for a contract of average size.

         In addition, the Separate Account may advertise "total return" data for the Variable Portfolios (including the Cash Management Portfolio). A Variable Portfolio is a sub-account of the separate account which provides for the variable investment options available under the contract. Like the yield figures described above, total return figures are based on historical data and are not intended to indicate future performance. The "total return" is a computed rate of return that, when compounded annually over a stated period of time and applied to a hypothetical initial investment in a Variable Portfolio made at the beginning of the period, will produce the same contract value at the end of the period that the hypothetical investment would have produced over the same period (assuming a complete redemption of the contract at the end of the period). Recurring contract charges are reflected in the total return figures in the same manner as they are reflected in the yield data for contracts funded through the Cash Management Portfolio. We may from time to time show, in addition to these standardized returns, returns (calculated with the same methodology) with variations on the possible fees and charges.

         ACTUAL PERFORMANCE WILL VARY AND THE HYPOTHETICAL RESULTS SHOWN ARE NOT NECESSARILY REPRESENTATIVE OF FUTURE RESULTS. Performance for periods ending after those shown may vary substantially from those shown in the charts below. The charts show the performance of the Accumulation Units calculated for a specified period of time assuming an initial

Purchase Payment of $1,000 allocated to each Variable Portfolio. The total return figures reflect the effect of both non-recurring and recurring portfolio charges. For Polaris II A-Class contracts, the highest up-front sales charge (5.75%) is reflected. Polaris II Asset Manager contracts are offered through a Registered Investment Adviser in which case you would not be charged a sales charge and performance figures shown are higher. Total return figures are derived from historical data and are not intended to be a projection of future performance. Variable Annuity Account Seven also funds another contract (Polaris
Plus) which has been in existence longer than the Polaris II A-Class and Polaris II Asset Manager Variable Annuities. The majority of Variable Portfolios in the Polaris II A-Class and Polaris II Asset Manager are also available in that other contract and have been since March 19, 1999. The since inception numbers for the Variable Portfolios are based on Separate Account historical data (which is adjusted for the fees and charges applicable to the Polaris II A-Class and Polaris II Asset Manager) and represent adjusted actual performance of the Separate Account. The performance figures also reflect the actual fees and expenses paid by each Variable Portfolio.

         In calculating hypothetical adjusted historical performance, for periods starting prior to the date the Separate Account funded contracts that were first offered to the public, the total return data will be derived from the performance of the corresponding underlying portfolios of Anchor Series Trust, SunAmerica Series Trust, Lord Abbett Series Fund, Inc., American Funds Insurance Series and VanKampen Life Investment Trust ("the Trusts") modified to reflect the charges and expenses as if the Separate Account Variable Portfolios had been in existence since the inception date of each respective Trusts' underlying fund. Thus, such performance figures should not be construed to be actual performance of the Separate Account Variable Portfolio. Rather, they are intended to indicate the hypothetical adjusted historical performance of the corresponding underlying funds of Trusts adjusted to provide comparability to the performance of the Variable Portfolios after the date the Separate Account funded the contracts that were first offered to the public (which will reflect the effect of fees and charges imposed under the contracts). The Trusts have served since their inception as underlying investment media for Separate Accounts of other insurance companies in connection with variable contracts not having the same fee and charge schedules as those imposed under the contracts.

         Performance data is computed in the manners described below.

CASH MANAGEMENT PORTFOLIO

         The annualized current yield and the effective yield for the Cash Management Portfolio for the 7 day period ending April 30, 2002, were 0.16% and 0.16%, respectively.

         Current yield is computed by first determining the Base Period Return attributable to a hypothetical contract having a balance of one Accumulation Unit at the beginning of a 7 day period using the formula:

                  Base Period Return = (EV-SV)/(SV)

         where:

                  SV = value of one Accumulation Unit at the start of a 7 day period

                  EV = value of one Accumulation Unit at the end of the 7 day period


         The change in the value of an Accumulation Unit during the 7 day period reflects the income received, minus any expenses accrued, during such 7 day period.

         The current yield is then obtained by annualizing the Base Period
Return:

                  Current Yield = (Base Period Return) x (365/7)

         The Cash Management Portfolio also quotes an "effective yield" that differs from the current yield given above in that it takes into account the effect of dividend reinvestment in the underlying fund. The effective yield, like the current yield, is derived from the Base Period Return over a 7 day period. However, the effective yield accounts for dividend reinvestment by compounding the current yield according to the formula:

                                                             365/7
                  Effective Yield = [(Base Period Return + 1)      - 1]

         The yield quoted should not be considered a representation of the yield of the Cash Management Portfolio in the future since the yield is not fixed. Actual yields will depend on the type, quality and maturities of the investments held by the underlying fund and changes in interest rates on such investments.

         Yield information may be useful in reviewing the performance of the Cash Management Portfolio and for providing a basis for comparison with other investment alternatives. However, the Cash Management Portfolio's yield fluctuates, unlike bank deposits or other investments that typically pay a fixed yield for a stated period of time.


OTHER VARIABLE PORTFOLIOS

         The Variable Portfolios of the Separate Account other than the Cash Management Portfolio compute their performance data as "total return."

         Total return for a Variable Portfolio represents a single computed annual rate of return that, when compounded annually over a specified time period (one, five, and ten years, or since inception) and applied to a hypothetical initial investment in a contract funded by that Variable Portfolio made at the beginning of the period, will produce the same contract value at the end of the period that the hypothetical investment would have produced over the same period. The total rate of return (T) is computed so that it satisfies the following formulas:

         For Polaris II A-Class contracts:

                                n
                  [(1-SC)P](1+T) = ERV

where:            P  =  a hypothetical initial payment of $1,000
                  T  =  average annual total return
                  n  =  number of years
                 SC  =  sales charge

                ERV  =  ending redeemable value of a hypothetical $1,000
                        payment made at the beginning of the 1, 5, or 10 year period as of the end of the period (or fractional portion thereof)

         For Polaris II Asset Manager contracts:

                        n
                  P(1+T) = ERV

where:            P  =  a hypothetical initial payment of $1,000
                  T  =  average annual total return
                  n  =  number of years

                ERV  =  ending redeemable value of a hypothetical $1,000
                        payment made at the beginning of the 1, 5, or 10 year period as of the end of the period (or fractional portion thereof)

         As with the Cash Management Portfolio yield figures, total return figures are derived from historical data and are not intended to be a projection of future performance.

        These rates of return do not reflect election of EstatePlus. The rates of return would be lower if EstatePlus were included in the calculation.

                               POLARIS II A-CLASS

                            STANDARDIZED PERFORMANCE
                        FOR PERIOD ENDING APRIL 30, 2002

                          AVERAGE ANNUAL TOTAL RETURN*

------------------------------------------------- -------------- ----------------- -----------------
                                                   VARIABLE                              SINCE
                                                   PORTFOLIO                           VARIABLE
                                                   INCEPTION                           PORTFOLIO
               VARIABLE PORTFOLIO                     DATE            1 YEAR           INCEPTION
               ------------------                     ----            ------       -----------------
------------------------------------------------- -------------- ----------------- -----------------
------------------------------------------------- -------------- ----------------- -----------------

Anchor Series Trust
------------------------------------------------- -------------- ----------------- -----------------
   Capital Appreciation                           03/19/99        -19.81%                3.43%
------------------------------------------------- -------------- ----------------- -----------------
   Government & Quality Bond                      03/19/99          0.11%                3.15%
------------------------------------------------- -------------- ----------------- -----------------
   Growth                                         03/19/99        -16.70%               -3.63%
------------------------------------------------- -------------- ----------------- -----------------

Sun America Series Trust
------------------------------------------------- -------------- ----------------- -----------------
   Aggressive Growth                              03/19/99        -28.12%               -6.71%
------------------------------------------------- -------------- ----------------- -----------------
   Alliance Growth                                03/19/99        -24.49%              -12.09%
------------------------------------------------- -------------- ----------------- -----------------
   Asset Allocation                               03/23/99         -9.17%               -1.73%
------------------------------------------------- -------------- ----------------- -----------------
   Blue Chip Growth                               09/05/00        -25.21%              -31.81%
------------------------------------------------- -------------- ----------------- -----------------
   Corporate Bond                                 03/23/99         -0.45%                1.48%
------------------------------------------------- -------------- ----------------- -----------------
   Davis Venture Value                            03/19/99        -13.83%               -1.07%
------------------------------------------------- -------------- ----------------- -----------------
   "Dogs" of Wall Street                          03/19/99          2.06%                1.00%
------------------------------------------------- -------------- ----------------- -----------------
   Emerging Markets                               03/23/99          3.40%                2.06%
------------------------------------------------- -------------- ----------------- -----------------
   Federated Value                                03/19/99        -12.98%               -2.81%
------------------------------------------------- -------------- ----------------- -----------------
   Global Bond                                    03/19/99         -3.25%                1.41%
------------------------------------------------- -------------- ----------------- -----------------
   Global Equities                                03/19/99        -22.96%               -9.31%
------------------------------------------------- -------------- ----------------- -----------------
   Goldman Sachs Research                         08/01/00        -34.16%              -27.29%
------------------------------------------------- -------------- ----------------- -----------------
   Growth Opportunities                           08/22/00        -31.13%              -35.92%
------------------------------------------------- -------------- ----------------- -----------------
   Growth-Income                                  03/19/99        -19.82%               -6.08%
------------------------------------------------- -------------- ----------------- -----------------
   High-Yield Bond                                03/19/99        -11.37%               -5.92%
------------------------------------------------- -------------- ----------------- -----------------
   International Diversified Equities             03/19/99        -21.44%              -10.88%
------------------------------------------------- -------------- ----------------- -----------------
   International Growth and Income                03/24/99        -17.58%               -3.70%
------------------------------------------------- -------------- ----------------- -----------------
   MFS Growth and Income                          11/01/99        -20.38%               -9.70%
------------------------------------------------- -------------- ----------------- -----------------
   MFS Mid-Cap Growth                             11/01/99        -40.93%               -9.50%
------------------------------------------------- -------------- ----------------- -----------------
   MFS Total Return                               10/28/99         -5.19%                4.55%
------------------------------------------------- -------------- ----------------- -----------------
   Putnam Growth                                  03/19/99        -26.12%              -13.15%
------------------------------------------------- -------------- ----------------- -----------------
   Real Estate                                    03/31/99          6.91%                8.69%
------------------------------------------------- -------------- ----------------- -----------------
   SunAmerica Balanced                            03/19/99        -17.48%               -7.34%
------------------------------------------------- -------------- ----------------- -----------------
   Technology                                     08/21/00        -45.99%              -57.42%
------------------------------------------------ -------------- ----------------- -----------------
   Telecom Utility                                03/19/99        -25.59%              -10.34%
------------------------------------------------- -------------- ----------------- -----------------
   Worldwide High Income                          03/31/99         -5.75%                0.05%
------------------------------------------------- -------------- ----------------- -----------------

Lord Abbett Series Fund, Inc.
------------------------------------------------- -------------- ----------------- -----------------
   Lord Abbett Series Fund Growth and Income**      N/A              N/A                 N/A
------------------------------------------------- -------------- ----------------- -----------------
   Lord Abbett Series Fund Mid Cap Value**          N/A              N/A                 N/A
------------------------------------------------- -------------- ----------------- -----------------

Van Kampen Life Investment Trust
------------------------------------------------- -------------- ----------------- -----------------
   Van Kampen LIT Comstock, Class II Shares       10/15/01           N/A                -5.49%
------------------------------------------------- -------------- ----------------- -----------------
   Van Kampen LIT Emerging Growth, Class II
     Shares                                       10/15/01           N/A               -10.94%
------------------------------------------------- -------------- ----------------- -----------------
   Van Kampen LIT Growth and Income,
     Class II Shares                              10/15/01           N/A                 1.85%
------------------------------------------------- -------------- ----------------- -----------------

American Funds Insurance Series
------------------------------------------------- -------------- ----------------- -----------------
   American Funds Asset Allocation***               N/A              N/A                 N/A
------------------------------------------------- -------------- ----------------- -----------------
   American Funds Global Growth***                  N/A              N/A                 N/A
------------------------------------------------- -------------- ----------------- -----------------
   American Funds Growth***                         N/A              N/A                 N/A
------------------------------------------------- -------------- ----------------- -----------------
   American Funds Growth-Income***                  N/A              N/A                 N/A
------------------------------------------------- -------------- ----------------- -----------------

* These rates do not reflect election of the optional EstatePlus feature. The rates of return would be lower if the charge for this feature were included in the calculations.

**  This portfolio was not available for sale until May 1, 2002.

*** Separate investment of American Fund Insurance Series, Class 2 shares. This portfolio was not available for sale in this separate account until September 30, 2002.

                               POLARIS II A-CLASS

                  HYPOTHETICAL ADJUSTED HISTORICAL PERFORMANCE
                        FOR PERIOD ENDING APRIL 30, 2002
                          AVERAGE ANNUAL TOTAL RETURN*

----------------------------------------------    ---------------------   ------------   -------------   ------------  -----------
                                                          TRUST
                                                        INCEPTION                                                      SINCE TRUST
             VARIABLE PORTFOLIO                            DATE              1 YEAR         5 YEARS        10 YEARS     INCEPTION
----------------------------------------------    ---------------------   ------------   -------------   ------------  -----------
----------------------------------------------    ---------------------   ------------   -------------   ------------  -----------

Anchor Series Trust
----------------------------------------------    ---------------------   ------------   -------------   ------------   ----------
   Capital Appreciation                                 03/23/87             -19.81%         12.76%         15.13%        13.21%
----------------------------------------------    ---------------------   ------------   -------------   ------------   ----------
   Government & Quality Bond                            09/05/84               0.11%          5.13%          5.61%         7.74%
----------------------------------------------    ---------------------   ------------   -------------   ------------   ----------
   Growth                                               09/05/84             -16.70%          8.07%         10.51%        11.65%
----------------------------------------------    ---------------------   ------------   -------------   ------------   ----------

Sun America Series Trust
----------------------------------------------    ---------------------   ------------   -------------   ------------   ----------
   Aggressive Growth                                    06/03/96             -28.12%          6.76%           N/A          4.15%
----------------------------------------------    ---------------------   ------------   -------------   ------------   ----------
   Alliance Growth                                      02/09/93             -24.49%          6.17%           N/A         12.04%
----------------------------------------------    ---------------------   ------------   -------------   ------------   ----------
   Asset Allocation                                     07/01/93              -9.17%          2.29%           N/A          7.01%
----------------------------------------------    ---------------------   ------------   -------------   ------------   ----------
   Blue Chip Growth                                     07/05/00             -25.21%           N/A            N/A        -24.36%
----------------------------------------------    ---------------------   ------------   -------------   ------------   ----------
   Corporate Bond                                       07/01/93              -0.45%          3.66%           N/A          4.08%
----------------------------------------------    ---------------------   ------------   -------------   ------------   ----------
   Davis Venture Value                                  10/28/94             -13.83%          6.99%           N/A         13.13%
----------------------------------------------    ---------------------   ------------   -------------   ------------   ----------
   "Dogs" of Wall Street                                04/01/98               2.06%           N/A            N/A         -0.54%
----------------------------------------------    ---------------------   ------------   -------------   ------------   ----------
   Emerging Markets                                     06/02/97               3.40%           N/A            N/A         -6.70%
----------------------------------------------    ---------------------   ------------   -------------   ------------   ----------
   Federated Value                                      06/03/96             -12.98%          6.16%           N/A          7.72%
----------------------------------------------    ---------------------   ------------   -------------   ------------   ----------
   Global Bond                                          07/01/93              -3.25%          4.35%           N/A          5.22%
----------------------------------------------    ---------------------   ------------   -------------   ------------   ----------
   Global Equities                                      02/09/93             -22.96%          0.29%           N/A          5.36%
----------------------------------------------    ---------------------   ------------   -------------   ------------   ----------
   Goldman Sachs Research                               07/05/00             -34.16%           N/A            N/A        -25.41%
----------------------------------------------    ---------------------   ------------   -------------   ------------   ----------
   Growth Opportunities                                 07/05/00             -31.13%           N/A            N/A        -32.21%
----------------------------------------------    ---------------------   ------------   -------------   ------------   ----------
   Growth-Income                                        02/09/93             -19.82%          6.85%           N/A         10.72%
----------------------------------------------    ---------------------   ------------   -------------   ------------   ----------
   High-Yield Bond                                      02/09/93             -11.37%         -1.26%           N/A          2.61%
----------------------------------------------    ---------------------   ------------   -------------   ------------   ----------
   International Diversified Equities                   10/28/94             -21.44%         -2.59%           N/A          0.08%
----------------------------------------------    ---------------------   ------------   -------------   ------------   ----------
   International Growth and Income                      06/02/97             -17.58%           N/A            N/A          1.26%
----------------------------------------------    ---------------------   ------------   -------------   ------------   ----------
   MFS Growth and Income                                02/09/93             -20.38%          3.37%           N/A          6.69%
----------------------------------------------    ---------------------   ------------   -------------   ------------   ----------
   MFS Mid-Cap Growth                                   04/01/99             -40.93%           N/A            N/A          0.19%
----------------------------------------------    ---------------------   ------------   -------------   ------------   ----------
   MFS Total Return                                     10/28/94              -5.19%          8.69%           N/A         10.60%
----------------------------------------------    ---------------------   ------------   -------------   ------------   ----------
   Putnam Growth                                        02/09/93             -26.12%          2.32%           N/A          6.22%
----------------------------------------------    ---------------------   ------------   -------------   ------------   ----------
   Real Estate                                          06/02/97               6.91%           N/A            N/A          3.53%
----------------------------------------------    ---------------------   ------------   -------------   ------------   ----------
   SunAmerica Balanced                                  06/03/96             -17.48%          3.96%           N/A          5.74%
----------------------------------------------    ---------------------   ------------   -------------   ------------   ----------
   Technology                                           07/05/00             -45.99%           N/A            N/A        -53.12%
----------------------------------------------    ---------------------   ------------   -------------   ------------   ----------
   Telecom Utility                                      06/03/96             -25.59%         -0.86%           N/A          0.79%
----------------------------------------------    ---------------------   ------------   -------------   ------------   ----------
   Worldwide High Income                                10/28/94              -5.75%         -0.87%           N/A          5.01%
----------------------------------------------    ---------------------   ------------   -------------   ------------   ----------

Lord Abbett Series Fund, Inc.
----------------------------------------------    ---------------------   ------------   -------------   ------------   ----------
   Lord Abbett Series Fund Growth and Income            12/11/89               4.41%         13.03%         14.31%        13.71%
----------------------------------------------    ---------------------   ------------   -------------   ------------   ----------
   Lord Abbett Series Fund Mid Cap Value                09/15/99              28.81%           N/A            N/A         25.08%
----------------------------------------------    ---------------------   ------------   -------------   ------------   ----------

Van Kampen Life Investment Trust
----------------------------------------------    ---------------------   ------------   -------------   ------------   ----------
   Van Kampen LIT Comstock, Class II Shares             04/30/99             -14.46%           N/A            N/A          2.36%
----------------------------------------------    ---------------------   ------------   -------------   ------------   ----------
   Van Kampen LIT Emerging Growth, Class II
     Shares                                             07/03/95             -29.15%         12.23%           N/A         12.80%
----------------------------------------------    ---------------------   ------------   -------------   ------------   ----------
   Van Kampen LIT Growth and Income,
     Class II Shares                                    12/23/96              -6.50%         10.42%           N/A         10.58%
----------------------------------------------    ---------------------   ------------   -------------   ------------   ----------

American Funds Insurance Series
----------------------------------------------    ---------------------   ------------   -------------   ------------   ----------
   American Funds Asset Allocation                      08/01/89               -7.24%         5.80%          8.70%         8.46%
----------------------------------------------    ---------------------   ------------   -------------   ------------   ----------
   American Funds Growth                                02/08/84              -23.76%        14.18%         13.98%        14.12%
----------------------------------------------    ---------------------   ------------   -------------   ------------   ----------
   American Funds Growth-Income                         02/08/84               -9.08%         9.22%         11.42%        12.64%
----------------------------------------------    ---------------------   ------------   -------------   ------------   ----------
   American Funds Global Growth                         04/30/97              -18.05%         7.86%           N/A          7.86%
----------------------------------------------    ---------------------   ------------   -------------   ------------   ----------

* These rates do not reflect election of the optional EstatePlus feature. The rates of return would be lower if the charge for this feature were included in the calculations.

                            POLARIS II ASSET MANAGER
                      STANDARDIZED PERFORMANCE FOR PERIOD
                             ENDING APRIL 30, 2002

                          AVERAGE ANNUAL TOTAL RETURN*


------------------------------------------------- -------------- ----------------- -----------------
                                                    VARIABLE                             SINCE
                                                    PORTFOLIO                           VARIABLE
                                                    INCEPTION                          PORTFOLIO
               VARIABLE PORTFOLIO                     DATE            1 YEAR           INCEPTION
               ------------------                     ----            ------       -----------------
------------------------------------------------- -------------- ----------------- -----------------
ANCHOR SERIES TRUST
------------------------------------------------- -------------- ----------------- -----------------
   Capital Appreciation                           3/19/99            -14.92%             5.42%
------------------------------------------------- -------------- ----------------- -----------------
   Government & Quality Bond                      3/19/99              6.22%             5.13%
------------------------------------------------- -------------- ----------------- -----------------
   Growth                                         3/19/99            -11.62%            -1.78%
------------------------------------------------- -------------- ----------------- -----------------
SUNAMERICA SERIES TRUST
------------------------------------------------- -------------- ----------------- -----------------
   Aggressive Growth                              3/19/99           -23.73%             -4.92%
------------------------------------------------- -------------- ----------------- -----------------
   Alliance Growth                                3/19/99           -19.89%            -10.40%
------------------------------------------------- -------------- ----------------- -----------------
   Asset Allocation                               3/23/99            -3.63%              0.16%
------------------------------------------------- -------------- ----------------- -----------------
   Blue Chip Growth                               9/5/00            -20.64%            -29.31%
------------------------------------------------- -------------- ----------------- -----------------
   Corporate Bond                                 3/23/99             5.62%              3.43%
------------------------------------------------- -------------- ----------------- -----------------
   Davis Venture Value                            3/19/99            -8.57%              0.83%
------------------------------------------------- -------------- ----------------- -----------------
   "Dogs" of Wall Street                          3/19/99             8.29%              2.94%
------------------------------------------------- -------------- ----------------- -----------------
   Emerging Markets                               3/23/99             9.71%              4.03%
------------------------------------------------- -------------- ----------------- -----------------
   Federated Value                                3/19/99            -7.67%             -0.95%
------------------------------------------------- -------------- ----------------- -----------------
   Global Bond                                    3/19/99             2.65%              3.36%
------------------------------------------------- -------------- ----------------- -----------------
   Global Equities                                3/19/99           -18.26%             -7.57%
------------------------------------------------- -------------- ----------------- -----------------
   Goldman Sachs Research                         8/1/00            -30.14%            -24.78%
------------------------------------------------- -------------- ----------------- -----------------
   Growth Opportunities                           8/22/00           -26.93%            -33.63%
------------------------------------------------- -------------- ----------------- -----------------
   Growth-Income                                  3/19/99           -14.93%             -4.27%
------------------------------------------------- -------------- ----------------- -----------------
   High-Yield Bond                                3/19/99            -5.97%             -4.11%
------------------------------------------------- -------------- ----------------- -----------------
   International Diversified Equities             3/19/99           -16.64%             -9.17%
------------------------------------------------- -------------- ----------------- -----------------
   International Growth and Income                3/24/99           -12.55%             -1.84%
------------------------------------------------- -------------- ----------------- -----------------
   MFS Growth and Income                          11/1/99           -15.53%             -7.53%
------------------------------------------------- -------------- ----------------- -----------------
   MFS Mid-Cap Growth                             11/1/99           -37.32%             -7.33%
------------------------------------------------- -------------- ----------------- -----------------
   MFS Total Return                               10/28/99            0.59%              7.05%
------------------------------------------------- -------------- ----------------- -----------------
   Putnam Growth                                  3/19/99           -21.61%            -11.49%
------------------------------------------------- -------------- ----------------- -----------------
   Real Estate                                    3/31/99            13.44%             10.80%
------------------------------------------------- -------------- ----------------- -----------------
   SunAmerica Balanced                            3/19/99           -12.45%             -5.56%
------------------------------------------------- -------------- ----------------- -----------------
   Technology                                     8/21/00           -42.70%            -55.90%
------------------------------------------------- -------------- ----------------- -----------------
   Telecom Utility                                3/19/99           -21.05%             -8.62%
------------------------------------------------- -------------- ----------------- -----------------
   Worldwide High Income                          3/31/99             0.00%              1.99%
------------------------------------------------- -------------- ----------------- -----------------

* These rates do not reflect election of the optional EstatePlus feature. The rates of return would be lower if the charge for this feature were included in the calculations.

                            POLARIS II ASSET MANAGER
                  HYPOTHETICAL ADJUSTED HISTORICAL PERFORMANCE
                        FOR PERIOD ENDING APRIL 30, 2002
                           AVERAGE ANNUAL TOTAL RETURN*

------------------------------------------------- -------------- ---------------   ------------     -------------   -------------
                                                      TRUST
                                                    INCEPTION                                                       SINCE TRUST
               VARIABLE PORTFOLIO                     DATE            1 YEAR          5 YEARS         10 YEARS       INCEPTION
               ------------------                     ----            ------          -------        -----------    -----------
------------------------------------------------- -------------- ---------------   ------------     -------------   -------------
------------------------------------------------- -------------- ---------------   ------------   ---------------   ---------------
ANCHOR SERIES TRUST
------------------------------------------------- -------------- ---------------   ------------   ---------------   ---------------
   Capital Appreciation                           3/23/87            -14.92%          14.11%           15.81%            13.66%
------------------------------------------------- -------------- ---------------   ------------   ---------------   ---------------
   Government & Quality Bond                      9/5/84               6.22%           6.38%            6.24%             8.10%
------------------------------------------------- -------------- ---------------   ------------   ---------------   ---------------
   Growth                                         9/5/84             -11.62%           9.36%           11.16%            12.02%
------------------------------------------------- -------------- ---------------   ------------   ---------------   ---------------

SUNAMERICA SERIES TRUST
------------------------------------------------- -------------- ---------------   ------------   ---------------   ---------------
   Aggressive Growth                              6/3/96             -23.73%           8.03%             N/A              5.20%
------------------------------------------------- -------------- ---------------   ------------   ---------------   ---------------
   Alliance Growth                                2/9/93             -19.89%           7.44%             N/A             12.76%
------------------------------------------------- -------------- ---------------   ------------   ---------------   ---------------
   Asset Allocation                               7/1/93              -3.63%           3.51%             N/A              7.73%
------------------------------------------------- -------------- ---------------   ------------   ---------------   ---------------
   Blue Chip Growth                               7/5/00             -20.64%            N/A              N/A            -21.86%
------------------------------------------------- -------------- ---------------   ------------   ---------------   ---------------
   Corporate Bond                                 7/1/93               5.62%           4.89%             N/A              4.78%
------------------------------------------------- -------------- ---------------   ------------   ---------------   ---------------
   Davis Venture Value                            10/28/94            -8.57%           8.27%             N/A             14.03%
------------------------------------------------- -------------- ---------------   ------------   ---------------   ---------------
   "Dogs" of Wall Street                          4/1/98               8.29%            N/A              N/A              0.91%
------------------------------------------------- -------------- ---------------   ------------   ---------------   ---------------
   Emerging Markets                               6/2/97               9.71%            N/A              N/A             -5.57%
------------------------------------------------- -------------- ---------------   ------------   ---------------   ---------------
   Federated Value                                6/3/96              -7.67%           7.43%             N/A              8.80%
------------------------------------------------- -------------- ---------------   ------------   ---------------   ---------------
   Global Bond                                    7/1/93               2.65%           5.59%             N/A              5.92%
------------------------------------------------- -------------- ---------------   ------------   ---------------   ---------------
   Global Equities                                2/9/93             -18.26%           1.48%             N/A              6.04%
------------------------------------------------- -------------- ---------------   ------------   ---------------   ---------------
   Goldman Sachs Research                         7/5/00             -30.14%            N/A              N/A            -22.94%
------------------------------------------------- -------------- ---------------   ------------   ---------------   ---------------
   Growth Opportunities                           7/5/00             -26.93%            N/A              N/A            -29.97%
------------------------------------------------- -------------- ---------------   ------------   ---------------   ---------------
   Growth-Income                                  2/9/93             -14.93%           8.12%             N/A             11.44%
------------------------------------------------- -------------- ---------------   ------------   ---------------   ---------------
   High-Yield Bond                                2/9/93               -5.97%         -0.08%             N/A              3.27%
------------------------------------------------- -------------- ---------------   ------------   ---------------   ---------------
   International Diversified Equities             10/28/94           -16.64%          -1.43%             N/A              0.87%
------------------------------------------------- -------------- ---------------   ------------   ---------------   ---------------
   International Growth and Income                6/2/97             -12.55%            N/A              N/A              2.49%
------------------------------------------------- -------------- ---------------   ------------   ---------------   ---------------
   MFS Growth and Income                          2/9/93             -15.53%           4.60%             N/A              7.38%
------------------------------------------------- -------------- ---------------   ------------   ---------------   ---------------
   MFS Mid-Cap Growth                             4/1/99              -37.32%           N/A              N/A              2.14%
------------------------------------------------- -------------- ---------------   ------------   ---------------   ---------------
   MFS Total Return                               10/28/94              0.59%          9.99%             N/A             11.48%
------------------------------------------------- -------------- ---------------   ------------   ---------------   ---------------
   Putnam Growth                                  2/9/93             -21.61%           3.54%             N/A              6.91%
------------------------------------------------- -------------- ---------------   ------------   ---------------   ---------------
   Real Estate                                    6/2/97               13.44%           N/A              N/A              4.79%
------------------------------------------------- -------------- ---------------   ------------   ---------------   ---------------
   SunAmerica Balanced                            6/3/96             -12.45%           5.20%             N/A              6.80%
------------------------------------------------- -------------- ---------------   ------------   ---------------   ---------------
   Technology                                     7/5/00             -42.70%            N/A              N/A            -51.57%
------------------------------------------------- -------------- ---------------   ------------   ---------------   ---------------
   Telecom Utility                                6/3/96             -21.05%           0.32%             N/A              1.80%
------------------------------------------------- -------------- ---------------   ------------   ---------------   ---------------
   Worldwide High Income                          10/28/94             0.00%           0.31%             N/A              5.84%
------------------------------------------------- -------------- ---------------   ------------   ---------------   ---------------

* These rates do not reflect election of the optional EstatePlus feature. The rates of return would be lower if the charge for this feature were included in the calculations.

                                INCOME PAYMENTS

INITIAL MONTHLY INCOME PAYMENTS

         The initial income payment is determined by applying separately that portion of the contract value allocated to the fixed account options and the Variable Portfolio(s), less any premium tax, and then applying it to the annuity table specified in the contract for fixed and variable income payments. Those tables are based on a set amount per $1,000 of proceeds applied. The appropriate rate must be determined by the sex (except where, as in the case of certain Qualified contracts and other employee-sponsored retirement plans, such classification is not permitted), premium taxes, if applicable, age of the Annuitant and designated second person, if any, and the income option selected.

         The dollars applied are then divided by 1,000 and the result multiplied by the appropriate annuity factor appearing in the table to compute the amount of the first monthly income payment. In the case of a variable annuity, that amount is divided by the value of an Annuity Unit as of the Annuity Date to establish the number of Annuity Units representing each variable income payment. The number of Annuity Units determined for the first variable income payment remains constant for the second and subsequent monthly variable income payments, assuming that no reallocation of contract values is made.


SUBSEQUENT MONTHLY INCOME PAYMENTS

         For fixed income payments, the amount of the second and each subsequent monthly income payment is the same as that determined above for the first monthly income payment.

         For variable income payments, the amount of the second and each subsequent monthly income payment is determined by multiplying the number of Annuity Units, as determined in connection with the determination of the initial monthly income payment, above, by the Annuity Unit value as of the day preceding the date on which each income payment is due.


INCOME PAYMENTS UNDER THE INCOME PROTECTOR PROGRAM

         If the Income Protector program is available and contract holders elect to begin income payments using the program, the income benefit base is determined as described in the prospectus. The initial income payment is determined by applying the income benefit base to the annuity table specifically designated for use in conjunction with the Income Protector feature, either in the contract or in the endorsement to the contract. Those tables are based on a set amount per $1,000 of income benefit base applied. The appropriate rate must be determined by the sex (except where, as in the case of certain Qualified contracts and other employer-sponsored retirement plans, such classification is not permitted), premium tax, if applicable, age of the Annuitant and designated second person, if any, and the Income Option selected.

         The income benefit base is applied then divided by 1,000 and the result multiplied by the appropriate annuity factor appearing in the table to compute the amount of the first monthly income payment. The amount of the second and each subsequent income payment is the same as that determined above for the first monthly income payment.

                   DEATH BENEFIT OPTIONS FOR CONTRACTS ISSUED
                             BEFORE OCTOBER 24, 2001

THE FOLLOWING DETAILS THE DEATH BENEFIT OPTIONS FOR CONTRACTS ISSUED BEFORE OCTOBER 24, 2001:

OPTION 1 - PURCHASE PAYMENT ACCUMULATION OPTION

The death benefit is the greater of:

               1. the contract value at the time we receive all required
                  paperwork and satisfactory proof of death; or

               2. total Gross Purchase Payments less withdrawals; or

               3. total Purchase Payments less withdrawals, compounded at a 4%
                  annual growth rate until the date of death (3% growth rate if age 70 or older at the time of contract issue) plus any Purchase Payments less withdrawals recorded after the date of death; or

               4. the contract value on the seventh contract anniversary, plus any Purchase Payments and less any withdrawals, since the seventh contract anniversary, all compounded at a 4% annual growth rate until the date of death (3% growth rate if age 70 or older at the time of contract issue) plus any Purchase Payments less withdrawals recorded after the date of death.

OPTION 2 - MAXIMUM ANNIVERSARY OPTION

The death benefit is the greater of:

               1. the contract value at the time we receive all required
                  paperwork and satisfactory proof of death; or

               2. total Gross Purchase Payments less withdrawals; or

               3. the maximum anniversary value on any contract anniversary prior to your 81st birthday. The anniversary value equals the contract value on a contract anniversary plus any Purchase Payments and less any withdrawals, since that contract anniversary.

If you are age 90 or older at the time of death and selected the Option 2 death benefit, the death benefit will be equal to the contract value at the time we receive all required paperwork and satisfactory proof of death. Accordingly, you do not get the advantage of option 2 if you are age 81 or older at the time of contract issue, or you are age 90 or older at the time of your death.

THE FOLLOWING DETAILS THE DEATH BENEFIT OPTIONS UPON THE CONTINUING SPOUSE'S DEATH FOR CONTRACTS ISSUED BEFORE OCTOBER 24, 2001:

DEATH BENEFIT PAYABLE UPON CONTINUING SPOUSE'S DEATH:

OPTION 1 - PURCHASE PAYMENT ACCUMULATION OPTION

               If a Continuation Contribution is added on the Continuation Date, the death benefit is the greater of:

               a. The contract value on the date we receive all required
                  paperwork and satisfactory proof of the Continuing Spouse's death; or

               b. Total Gross Purchase Payments less withdrawals;


               c. The contract value on the Continuation Date (including the
                  Continuation Contribution) plus any Purchase Payments minus any withdrawals made since the Continuation Date compounded to the date of death at a 4% annual growth rate, (3% growth rate if the Continuing Spouse was age 70 or older on the Continuation Date) plus any Purchase Payments minus withdrawals recorded after the date of death; or

               d. The contract value on the seventh contract anniversary
                  following the original issue date of the contract, plus any Purchase Payments and less any withdrawals, since the seventh contract anniversary, all compounded at a 4% annual growth rate until the date of death (3% growth rate if the Continuing Spouse is age 70 or older on the Continuation Date) plus any Purchase Payments less withdrawals recorded after the date of death. The Continuation Contribution is considered a Purchase Payment received on the Continuation Date.

               If a Continuation Contribution is not added on the Continuation Date, the death benefit is the greater of:

               a. The contract value on the date we receive all required
                  paperwork and satisfactory proof of the Continuing Spouse's death; or

               b. Total Gross Purchase Payments less withdrawals;


               c. Purchase Payments minus withdrawals made from the original contract issue date compounded to the date of death at a 4% annual growth rate, (3% growth rate if the Continuing Spouse was age 70 or older on the Contract Issue Date) plus any Purchase Payments minus withdrawals recorded after the date of death; or

               d. The contract value on the seventh contract anniversary
                  following the original issue date of the contract, plus any Purchase Payments and less any withdrawals, since the seventh contract anniversary, all compounded at a 4% annual growth rate until the date of death (3% growth rate if the Continuing Spouse was age 70 or older on the Contract Issue Date) plus any Purchase Payments less withdrawals recorded after the date of death.

OPTION 2 - MAXIMUM ANNIVERSARY OPTION

               If the Continuing Spouse is below age 90 at the time of death, and if a Continuation Contribution is added on the Continuation Date, the death benefit is the greater of:

               a. The contract value on the date we receive all required
                  paperwork and satisfactory proof of the Continuing Spouse's death; or

               b. Continuation Net Purchase Payments plus Purchase Payments made since the Continuation Date; and reduced for withdrawals in the same proportion that the contract value was reduced on the date of such withdrawal; or

               c. The maximum anniversary value on any contract anniversary occurring after the Continuation Date prior to the Continuing Spouse's 81st birthday. The anniversary value equals the contract value on a contract anniversary plus any Purchase Payments since that contract anniversary; and reduced for any withdrawals recorded since that contract anniversary in the same proportion that the withdrawal reduced the contract value on the date of the withdrawal. Contract anniversary is defined as any anniversary following the full 12 month period after the original contract issue date.

               If the Continuing Spouse is below age 90 at the time of death and if a Continuation Contribution is not added on the Continuation Date, the death benefit is the greater of:

               a. The contract value on the date we receive all required
                  paperwork and satisfactory proof of the Continuing Spouse's death; or

               b. Net Purchase Payments received since the original issue date;
                  or

               c. The maximum anniversary value on any contract anniversary from the original contract issue date prior to the Continuing Spouse's 81st birthday. The anniversary value equals the contract value on a contract anniversary plus any Purchase Payments since that contract anniversary; and reduced for any withdrawals recorded since that contract anniversary in the same proportion that the withdrawal reduced the contract value on the date of the withdrawal. Contract anniversary is defined as any anniversary following the full 12 month period after the original contract issue date.

If the Continuing Spouse is age 90 or older at the time of death, under the Maximum Anniversary death benefit, their beneficiary will receive only the contract value at the time we receive all required paperwork and satisfactory proof of death.

                               ANNUITY UNIT VALUES

         The value of an Annuity Unit is determined independently for each Variable Portfolio.

         The annuity tables contained in the contract are based on a 3.5% per annum assumed investment rate. If the actual net investment rate experienced by a Variable Portfolio exceeds 3.5%, variable income payments derived from allocations to that Variable Portfolio will increase over time. Conversely, if the actual rate is less than 3.5%, variable income payments will decrease over time. If the net investment rate equals 3.5%, the variable income payments will remain constant. If a higher assumed investment rate had been used, the initial monthly payment would be higher, but the actual net investment rate would also have to be higher in order for income payments to increase (or not to decrease).

         The payee receives the value of a fixed number of Annuity Units each month. The value of a fixed number of Annuity Units will reflect the investment performance of the Variable Portfolios elected, and the amount of each income payment will vary accordingly.

         For each Variable Portfolio, the value of an Annuity Unit is determined by multiplying the Annuity Unit value for the preceding month by the Net Investment Factor for the month for which the Annuity Unit value is being calculated. The result is then multiplied by a second factor which offsets the effect of the assumed net investment rate of 3.5% per annum which is assumed in the annuity tables contained in the contract.

NET INVESTMENT FACTOR

         The Net Investment Factor ("NIF") is an index applied to measure the net investment performance of a Variable Portfolio from one day to the next. The NIF may be greater or less than or equal to one; therefore, the value of an Annuity Unit may increase, decrease or remain the same.

         The NIF for any Variable Portfolio for a certain month is determined by dividing (a) by (b) where:

         (a) is the Accumulation Unit value of the Variable Portfolio determined as of the end of that month, and

         (b) is the Accumulation Unit value of the Variable Portfolio determined as of the end of the preceding month.

         The NIF for a Variable Portfolio for a given month is a measure of the net investment performance of the Variable Portfolio from the end of the prior month to the end of the given month. A NIF of 1.000 results in no change; a NIF greater than 1.000 results in an increase; and a NIF less than 1.000 results in a decrease. The NIF is increased (or decreased) in accordance with the increases (or decreases, respectively) in the value of a share of the underlying fund in which the Variable Portfolio invests; it is also reduced by Separate Account asset charges.

         ILLUSTRATIVE EXAMPLE

         Assume that one share of a given Variable Portfolio had an Accumulation Unit value of $11.46 as of the close of the New York Stock Exchange ("NYSE") on the last business day in September; that its Accumulation Unit value had been $11.44 at the close of the NYSE on the last business day at the end of the previous month. The NIF for the month of September is:

                           NIF = ($11.46/$11.44)

                                  = 1.00174825

         The change in Annuity Unit value for a Variable Portfolio from one month to the next is determined in part by multiplying the Annuity Unit value at the prior month end by the NIF for that Variable Portfolio for the new month. In addition, however, the result of that computation must also be multiplied by an additional factor that takes into account, and neutralizes, the assumed investment rate of 3.5 percent per annum upon which the income payment tables are based. For example, if the net investment rate for a Variable Portfolio (reflected in the NIF) were equal to the assumed investment rate, the variable income payments should remain constant (i.e., the Annuity Unit value should not change). The monthly factor that neutralizes the assumed investment rate of 3.5 percent per annum is:

                            (1/12)
                  1/[(1.035)      ] = 0.99713732

         In the example given above, if the Annuity Unit value for the Variable Portfolio was $10.103523 on the last business day in August, the Annuity Unit value on the last business day in September would have been:

                  $10.103523 x 1.00174825 x 0.99713732 = $10.092213

         To determine the initial payment, the initial income payment for variable annuitization is calculated based on our mortality expectations and an assumed interest rate (AIR) of 3.5%. Thus the initial variable income payment is the same as the initial payment for a fixed interest payout annuity calculated at an effective rate of 3.5%.

         The NIF measures the performance of the funds that are the basis for the amount of future income payments. This performance is compared to the AIR, and if the growth in the NIF is the same as the AIR rate, the payment remains the same as the prior month. If the rate of the NIF is different than the AIR, then this proportion is greater than one and payments are increased. If the NIF is less than the AIR, then this proportion is less than one and payments are decreased.


VARIABLE INCOME PAYMENTS

         ILLUSTRATIVE EXAMPLE

         Assume that a male owner, P, owns a contract in connection with which P has allocated all of his contract value to a single Variable Portfolio. P is also the sole Annuitant and, at age 60, has elected to annuitize his contract under Option 4, a Life Annuity With 120 Monthly Payments Guaranteed. As of the last valuation preceding the Annuity Date, P's Account was credited with 7543.2456 Accumulation Units each having a value of $15.432655, (i.e., P's account value is equal to 7543.2456 x $15.432655 = $116,412.31). Assume also that the Annuity Unit value for the Variable Portfolio on that same date is $13.256932, and that the Annuity Unit value on the day immediately prior to the second income payment date is $13.327695.

         P's first variable income payment is determined from the annuity factor tables in P's contract, using the information assumed above. From these tables, which supply monthly annuity factors for each $1,000 of applied contract value, P's first variable income payment is determined by multiplying the factor of $4.92 (Option 4 tables, male Annuitant age 60 at the Annuity Date) by the result of dividing P's account value by $1,000:

          First Variable Income Payment = $4.92 x ($116,412.31/$1,000) = $572.75

         The number of P's Annuity Units (which will be fixed; i.e., it will not change unless he transfers his funds to another Variable Portfolio) is also determined at this time and is equal to the amount of the first variable income payment divided by the value of an Annuity Unit on the day immediately prior to annuitization:

              Annuity Units = $572.75/$13.256932 = 43.203812

         P's second variable income payment is determined by multiplying the number of Annuity Units by the Annuity Unit value as of the day immediately prior to the second income payment due date and by applying a monthly factor to neutralize the assumed investment rate of 3.5% per year.

              Second Variable Income Payment =
                                                               (1/12)
                              43.203812 x $13.327695x1/[(1.035)      ] = $574.16

         The third and subsequent variable income payments are computed in a manner similar to the second variable income payment.

         Note that the amount of the first variable income payment depends on the contract value in the relevant Variable Portfolio on the Annuity Date and thus reflects the investment performance of the Variable Portfolio net of fees and charges during the Accumulation Phase. The amount of that payment determines the number of Annuity Units, which will remain constant during the Income Phase (assuming no transfers from the Variable Portfolio). The net investment performance of the Variable Portfolio during the Income Phase is reflected in continuing changes during this phase in the Annuity Unit value, which determines the amounts of the second and subsequent variable income payments.


                                      TAXES

GENERAL

Note: We have prepared the following information on taxes as a general discussion of the subject. It is not intended as tax advice to any individual. You should consult your own tax adviser about your own circumstances.

Section 72 of the Internal Revenue Code of 1986, as amended (the "Code" or "IRC") governs taxation of annuities in general. An owner is not taxed on increases in the value of a contract until distribution occurs, either in the form of a non-annuity distribution or as income payments under the annuity option elected. For a lump sum payment received as a total surrender (total redemption), the recipient is taxed on the portion of the payment that exceeds the cost basis of the contract. For a payment received as a withdrawal (partial redemption), federal tax liability is determined on a last-in, first-out basis, meaning taxable income is withdrawn before the cost basis of the contract is withdrawn. A different rule applies to Purchase Payments made (including, if applicable, in the case of a contract issued in exchange for a prior contract) prior to August 14, 1982. Those Purchase Payments are considered withdrawn first for federal income tax purposes, followed by earnings on those Purchase Payments. For contracts issued in connection with Nonqualified plans, the cost basis is generally the Purchase Payments, while for contracts issued in connection with Qualified plans there may be no cost basis. The taxable portion of the lump sum payment is taxed at ordinary income tax rates. Tax penalties may also apply.

For annuity payments, the portion of each payment that is in excess of the exclusion amount is includible in taxable income. The exclusion amount for payments based on a fixed annuity option is determined by multiplying the payment by the ratio that the cost basis of the Contract (if any, and adjusted for any period or refund feature) bears to the expected return under the Contract. The exclusion amount for payments based on a variable annuity option is determined by dividing the cost basis of the Contract (adjusted for any period certain or refund guarantee) by the number of years over which the annuity is expected to be paid. Payments received after the investment in the Contract has been recovered (i.e. when the total of the excludable amount equals the investment in the Contract) are fully taxable. The taxable portion is taxed at ordinary income tax rates. For certain types of Qualified Plans there may be no cost basis in the Contract within the meaning of Section 72 of the Code. Owners, annuitants and beneficiaries under the Contracts should seek competent financial advice about the tax consequences of any distributions.

The Company is taxed as a life insurance company under the Code. For federal income tax purposes, the Separate Account is not a separate entity from the Company and its operations form a part of the Company.

WITHHOLDING TAX ON DISTRIBUTIONS
The Code generally requires the Company (or, in some cases, a plan administrator) to withhold tax on the taxable portion of any distribution or withdrawal from a contract. For "eligible rollover distributions" from contracts issued under certain types of Qualified plans, not including IRAs, 20% of the distribution must be withheld, unless the payee elects to have the distribution "rolled over" to another eligible plan in a direct "trustee to trustee" transfer. This requirement is mandatory and cannot be waived by the owner. Withholding on other types of distributions, including rollovers from IRAs can be waived.

An "eligible rollover distribution" is the taxable portion of any amount received by a covered employee from a traditional IRA or retirement plan qualified under Sections 401(a), 403(a) or, if from a plan of a governmental employer, 457(b) of the Code, or from a tax-sheltered annuity qualified under
Section 403(b) of the Code other than (1) substantially equal periodic payments calculated using the life (or life expectancy) of the employee, or joint lives (or joint life expectancies) of the employee and his or her designated Beneficiary, or for a specified period of ten years or more; (2) financial hardship withdrawals; and (3) minimum distributions required to be made under the Code. Failure to "roll over" the entire amount of an eligible rollover distribution (including an amount equal to the 20% portion of the distribution that was withheld) could have adverse tax consequences, including the imposition of a penalty tax on premature withdrawals, described later in this section.

Withdrawals or distributions from a contract other than eligible rollover distributions are also subject to withholding on the taxable portion of the distribution, but the owner may elect in such cases to waive the withholding requirement. If not waived, withholding is imposed (1) for periodic payments, at the rate that would be imposed if the payments were wages, or (2) for other distributions, at the rate of 10%. If no withholding exemption certificate is in effect for the payee, the rate under (1) above is computed by treating the payee as a married individual claiming 3 withholding exemptions.

DIVERSIFICATION -- SEPARATE ACCOUNT INVESTMENTS
Section 817(h) of the Code imposes certain diversification standards on the underlying assets of Nonqualified variable annuity contracts. These requirements generally do not apply to Qualified Contracts, which are considered "Pension Plan Contracts" for purposes of these Code requirements. The Code provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not adequately diversified, in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department"). Disqualification of the contract as an annuity contract would result in imposition of federal income tax to the owner with respect to earnings allocable to the contract prior to the receipt of any payments under the contract. The Code contains a safe harbor provision which provides that annuity contracts, such as your contract, meet the diversification requirements if, as of the close of each calendar quarter, the underlying assets meet the diversification standards for a regulated investment company, and no more than 55% of the total assets consist of cash, cash items, U.S. government securities and securities of other regulated investment companies.

The Treasury Department has issued regulations which establish diversification requirements for the investment portfolios underlying variable contracts such as the contracts. The regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under the regulations an investment portfolio will be deemed adequately diversified if (1) no more than 55% of the value of the total assets of the portfolio is represented by any one investment; (2) no more than 70% of the value of the total assets of the portfolio is represented by any two investments; (3) no more than 80% of the value of the total assets of the portfolio is represented by any three investments; and (4) no more than 90% of the value of the total assets of the portfolio is represented by any four investments. For purposes of determining whether or not the diversification standards imposed on the underlying assets of variable contracts by Section 817(h) of the Code have been met, "each United States government agency or instrumentality shall be treated as a separate issuer."

NON-NATURAL OWNERS
Under Section 72(u) of the Code, the investment earnings on premiums for the Contracts will be taxed currently to the Owner if the Owner is a non-natural person, e.g., a corporation or certain other entities. Such Contracts generally will not be treated as annuities for federal income tax purposes. However, this treatment is not applied to a Contract held by a trust or other entity as an agent for a natural person nor to Contracts held by Qualified Plans. Purchasers should consult their own tax counsel or other tax adviser before purchasing a Contract to be owned by a non-natural person.

MULTIPLE CONTRACTS
The Code provides that multiple Nonqualified annuity contracts which are issued within a calendar year to the same contract owner by one company or its affiliates are treated as one annuity contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences including more rapid taxation of the distributed amounts from such combination of contracts. For purposes of this rule, contracts received in a
Section 1035 exchange will be considered issued in the year of the exchange. (However, they may be treated as issued on the issue date of the contract being exchanged, for certain purposes, including for determining whether the contract is an immediate annuity contract.) Owners should consult a tax adviser prior to purchasing more than one Nonqualified annuity contract from the same issuer in any calendar year.

TAX TREATMENT OF ASSIGNMENTS OF QUALIFIED CONTRACTS
Generally, a Qualified contract, including an IRA, may not be assigned or pledged. One exception to this rule is if the assignment is part of a permitted loan program under an employer-sponsored plan or pursuant to a qualified domestic relations order meeting the requirements of the plan or arrangement under which the contract is issued (or, in the case of an IRA, pursuant to a domestic relations order.)

TAX TREATMENT OF GIFTING, ASSIGNING OR TRANSFERRING OWNERSHIP OF A NONQUALIFIED CONTRACT
If you transfer ownership of your Nonqualified Contract to a person other than your spouse (or former spouse if incident to divorce) you will be taxed on the earnings above the purchase payments at the time of transfer. If you transfer ownership of your Nonqualified Contract and receive payment less than the Contract's value, you will also be liable for the tax on the Contract's value above your purchase payments not previously withdrawn. The new Contract owner's purchase payments (basis) in the Contract will be increased to reflect the amount included in your taxable income.

TRUSTEE TO TRUSTEE TRANSFERS OF QUALIFIED CONTRACTS
The IRC limits the withdrawal of Purchase Payments from certain Tax-Sheltered Annuities (TSAs) and certain other Qualified contracts. Withdrawals can only be made when an owner: (1) reaches age 59-1/2; (2) leaves his or her job; (3) dies;
(4) becomes disabled (as defined in the IRC); or (5) experiences a hardship (as defined in the IRC). In the case of hardship, the owner can only withdraw Purchase Payments. Transfers of amounts from one Qualified contract to another Qualified contract of the same plan type or to a state defined benefit plan to purchase service credits are not considered distributions, and thus are not subject to these withdrawal limitations. Such transfers may, however, be subject to limitations under the annuity contract.

PARTIAL 1035 EXCHANGES
Section 1035 of the Code provides that a Nonqualified annuity contract may be exchanged in a tax-free transaction for another Nonqualified annuity contract. Historically, it was presumed that only the exchange of an entire contact, as opposed to a partial exchange, would be accorded tax-free status. In 1998 in Conway vs. Commissioner, the Tax Court held that the direct transfer of a portion of an annuity contract into another annuity contract qualified as a non-taxable exchange. On November 22, 1999, the Internal Revenue Service filed an Action on Decision which indicated that it acquiesced with the Tax Court decision in Conway. However, in its acquiescence with the decision of the Tax Court, the Internal Revenue Service stated that it will challenge transactions where taxpayers enter into a series of partial exchanges and annuitizations as part of a design to avoid application of the 10% premature distribution penalty or other limitations imposed on annuity contracts under Section 72 of the Code. The IRS recently ruled that the transfer of a nonqualified annuity contract into a pre-existing annuity contract also qualifies as a tax-free exchange under IRC section 1035. Prior to this ruling, it was at best uncertain whether annuity owners could exchange an annuity contract tax-free into an existing contract, even though it appeared to be possible to effectively achieve the same result by exchanging two existing contracts into a single new contract. However, it is uncertain what effect this ruling will have, if any, on the issue of partial exchanges. In the absence of further guidance from the Internal Revenue Service it is unclear what specific types of partial exchange designs and transactions will be challenged by the Internal Revenue Service. Due to the uncertainty in this area owners should seek their own tax advice.

QUALIFIED PLANS
The contracts offered by this prospectus are designed to be suitable for use under various types of Qualified plans. Taxation of owners in each Qualified plan varies with the type of plan and terms and conditions of each specific plan. Owners and Beneficiaries are cautioned that benefits under a Qualified plan may be subject to limitations under the employer-sponsored plan, in addition to the terms and conditions of the contracts issued pursuant to the plan.

Following are general descriptions of the types of Qualified plans with which the contracts may be used. Such descriptions are not exhaustive and are for general information purposes only. The tax rules regarding Qualified plans are very complex and will have differing applications depending on individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing a contract issued under a Qualified plan.

Contracts issued pursuant to Qualified plans include special provisions restricting contract provisions that may otherwise be available and described in this prospectus. Generally, contracts issued pursuant to Qualified plans are not transferable except upon surrender or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain contractual withdrawal penalties and restrictions may apply to surrenders from Qualified contracts.

(a) PLANS OF SELF-EMPLOYED INDIVIDUALS: "H.R. 10 PLANS"
Section 401 of the Code permits self-employed individuals to establish Qualified plans for themselves and their employees, commonly referred to as "H.R. 10" or "Keogh" Plans. Contributions made to the plan for the benefit of the employees will not be included in the gross income of the employees until distributed from the plan. The tax consequences to owners may vary depending upon the particular plan design. However, the Code places limitations and restrictions on these plans, such as: amounts of allowable contributions; form, manner and timing of distributions; vesting and non-forfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. Purchasers of contracts for use with an H.R. 10 Plan should obtain competent tax advice as to the tax treatment and suitability of such an investment.

(b) TAX-SHELTERED ANNUITIES
Section 403(b) of the Code permits the purchase of "tax-sheltered annuities" by public schools and certain charitable, education and scientific organizations described in Section 501(c)(3) of the Code. These qualifying employers may make contributions to the contracts for the benefit of their employees. Such contributions are not includible in the gross income of the employee until the employee receives distributions from the contract. The amount of contributions to the tax-sheltered annuity is limited to certain maximums imposed by the Code.

One of these limits, on the amount that the employee may contribute on a voluntary basis, is imposed by the annuity contract as well as by the Code. That limit for 2003 is $12,000. The limit may be increased by up to $3,000 for certain employees with at least fifteen years of full-time equivalent service with the employer, and by an additional $2,000 in 2003 for employees age 50 or older, provided that other applicable requirements are satisfied. Total combined employer and employee contributions may not exceed the lessor of $40,000 or 100% of compensation. Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, nondiscrimination and withdrawals. Any employee should obtain competent tax advice as to the tax treatment and suitability of such an Investment.

(c) INDIVIDUAL RETIREMENT ANNUITIES
Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" ("IRA"). Under applicable limitations, certain amounts may be contributed to an IRA which will be deductible from the individual's gross income. The ability to deduct an IRA contribution is subject to limits based upon income levels, retirement plan participation status, and other factors. The maximum contribution for 2003 is the lessor of $3,000 or 100% of compensation. Individuals age 50 or older may be able to contribute an additional $500 in 2002 and 2003. IRAs are subject to limitations on eligibility, contributions, transferability and distributions. Sales of contracts for use with IRAs are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA. Purchasers of contracts to be qualified as IRAs should obtain competent tax advice as to the tax treatment and suitability of such an investment.

(d) ROTH IRAS
Section 408(A) of the Code permits an individual to contribute to an individual retirement program called a Roth IRA. Unlike contributions to a regular Individual Retirement Annuity or Individual Retirement Account under Section 408 of the Code, contributions to a Roth IRA are not deductible but distributions are tax-free if certain requirements are satisfied. Like regular IRAs, Roth IRAs are subject to limitations on the amount that may be contributed, those who may be eligible and the time when distributions may commence without tax penalty. Unlike IRAs, to which everyone can contribute even if they cannot deduct the full contribution, income limits for Roth IRAs are limitations on who can establish such a contract. Certain persons may be eligible to convert a regular IRA into a Roth IRA. If they elect such a conversion, they generally also will be required to pay taxes on any previously untaxed amounts included in the amount converted. If the Contracts are made available for use with Roth IRAs, they may be subject to special requirements imposed by the Internal Revenue Service ("IRS"). Purchasers of the Contracts for this purpose will be provided with such supplementary information as may be required by the IRS or other appropriate agency.

(e) PENSION AND PROFIT-SHARING PLANS
Sections 401(a) of the Code permits certain employers to establish various types of retirement plans, including 401(k) plans, for employees. However, public employers may not establish new 401(k) plans. These retirement plans may permit the purchase of the contracts to provide benefits under the plan. Contributions to the plan for the benefit of employees will not be includible in the gross income of the employee until distributed from the plan. The tax consequences to owners may vary depending upon the particular plan design. However, the Code places limitations on all plans on such items as amount of allowable contributions; form, manner and timing of distributions; vesting and non-forfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. Purchasers of contracts for use with pension or profit sharing plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.

(f) DEFERRED COMPENSATION PLANS -- SECTION 457(b)
Under Section 457(b) of the Code, governmental and certain other tax-exempt employers may establish, for the benefit of their employees, deferred compensation plans, which may invest in annuity contracts. The Code, as in the case of Qualified plans, establishes limitations and restrictions on eligibility, contributions and distributions. Under these plans, contributions made for the benefit of the employees will not be includible in the employees' gross income until distributed from the plan. As of January 1, 1999, all 457(b) plans of state and local governments must hold assets and income in a qualifying trust, custodial account, or annuity contract for the exclusive benefit of participants and their Beneficiaries.

ECONOMIC GROWTH AND TAX RELIEF RECONCILIATION ACT OF 2001
For tax years beginning in 2002, the Economic Growth and Tax Relief Reconciliation Act of 2001 (EGTRRA) expands the range of eligible tax-free rollover distributions that may be made among qualified contracts. The changes made to the IRC by EGTRRA are scheduled to expire on December 31, 2010. Congress may, however, decide to promulgate legislation making the changes permanent or delaying their expiration.

                            DISTRIBUTION OF CONTRACTS

         The contracts are offered on a continuous basis through AIG SunAmerica Capital Services, Inc., located at Harborside Financial Center, 3200 Plaza 5, Jersey City, NJ 07311-4992. AIG SunAmerica Capital Services, Inc. is registered as a broker-dealer under the Securities Exchange Act of 1934, as amended, and is a member of the National Association of Securities Dealers, Inc. The Company and AIG SunAmerica Capital Services, Inc. are each an indirect wholly owned subsidiary of AIG SunAmerica Inc. No underwriting fees are paid in connection with the distribution of the contracts.

                              FINANCIAL STATEMENTS

         The consolidated financial statements of AIG SunAmerica Life Assurance Company (formerly, Anchor National Life Insurance Company) at December 31, 2002 and 2001 and for each of the three years in the period ended December 31, 2002, are presented in this Statement of Additional Information. The financial statements of the Company should be considered only as bearing on the ability of the Company to meet its obligation under the contracts for amounts allocated to the 1, 3, 5, 7 or 10 year fixed account options and the DCA fixed accounts for 6-month and 1-year periods. Financial Statements for Variable Annuity Account Seven at April 30, 2002, for the years ended April 30, 2002 and 2001 are also included herein.

         PricewaterhouseCoopers LLP, 350 South Grand Avenue, Los Angeles, CA 90071, serves as the independent accountants for the Separate Account and the Company. The financial statements of the Company and the Separate Account have been so included in reliance on the reports of PricewaterhouseCoopers LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                   INDEX TO CONSOLIDATED FINANCIAL STATEMENTS

                                                                 Page
                                                               Number(s)
                                                               ---------
Report of Independent Accountants                                 F-2

Consolidated Balance Sheet - December 31, 2002 and
December 31, 2001                                             F-3 to F-4

Consolidated Statement of Income and Comprehensive
Income - Years Ended December 31, 2002, 2001 and 2000         F-5 to F-6

Consolidated Statement of Cash Flows - Years Ended
December 31, 2002, 2001 and 2000                              F-7 to F-8

Notes to Consolidated Financial Statements                    F-9 to F-39

Report of Independent Accountants

To the Board of Directors and Shareholder of AIG SunAmerica Life Assurance Company:



In our opinion, the accompanying consolidated balance sheet and the related consolidated statements of income and comprehensive income and of cash flows present fairly, in all material respects, the financial position of AIG SunAmerica Life Assurance Company and its subsidiaries (formerly, Anchor National Life Insurance Company), an indirect wholly owned subsidiary of American International Group, Inc., at December 31, 2002 and 2001, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2002, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As discussed in Note 2 to the consolidated financial statements, the Company changed its method of accounting for derivative instruments and hedging activities and interest income and impairment of certain beneficial interests in securitized financial assets in 2001.

PricewaterhouseCoopers LLP
Los Angeles, California
February 11, 2003

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
                           CONSOLIDATED BALANCE SHEET

                                             December 31,    December 31,
                                                 2002            2001
                                             -----------     -----------
                                                    (in thousands)
ASSETS

Investments and cash:
  Cash and short-term investments            $    65,872     $   200,064
  Bonds, notes and redeemable
    preferred stocks available for sale,
    at fair value (amortized cost:
    December 31, 2002, $5,492,677;
    December 31, 2001, $4,607,901)             5,528,569       4,545,075
  Mortgage loans                                 738,601         692,392
  Policy loans                                   215,846         226,961
  Separate account seed money                     25,366          50,560
  Common stocks available for sale, at
    fair value (cost: December 31, 2002,
    $4,111; December 31, 2001, $1,288)             2,609             861
  Partnerships                                     8,766         451,583
  Real estate                                     22,315          20,091
  Other invested assets                          585,760         563,739
                                             -----------     -----------
  Total investments and cash                   7,193,704       6,751,326

Variable annuity assets held in separate
  accounts                                    14,758,642      18,526,413
Accrued investment income                         75,326          65,272
Deferred acquisition costs                     1,364,748       1,419,498
Income taxes currently receivable from
  Parent                                         100,123          61,435
Due from affiliates                               26,304           3,999
Goodwill                                           4,603          20,150
Other assets                                      15,382          92,012
                                             -----------     -----------
TOTAL ASSETS                                 $23,538,832     $26,940,105
                                             ===========     ===========


           See accompanying notes to consolidated financial statements

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
                     CONSOLIDATED BALANCE SHEET (Continued)


                                             December 31,    December 31,
                                                 2002            2001
                                             -----------     -----------
                                                    (in thousands)
LIABILITIES AND SHAREHOLDER'S EQUITY

Reserves, payables and accrued liabilities:
  Reserves for fixed annuity contracts       $ 4,285,098     $ 3,498,917
  Reserves for universal life insurance
    contracts                                  1,676,073       1,738,493
  Reserves for guaranteed investment
    contracts                                    359,561         483,861
  Securities loaned under collateral
    agreements                                   585,760         541,899
  Modified coinsurance deposit liability          31,393          61,675
  Payable to brokers                               8,529           4,479
  Other liabilities                              160,265         220,588
                                             -----------     -----------
Total reserves, payables and accrued
liabilities                                    7,106,679       6,549,912
                                             -----------     -----------
Variable annuity liabilities related to
  separate accounts                           14,758,642      18,526,413
                                             -----------     -----------
Subordinated notes payable to affiliates             ---          58,814
                                             -----------     -----------
Deferred income taxes                            351,872         210,970
                                             -----------     -----------
Shareholder's equity:
  Common stock                                     3,511           3,511
  Additional paid-in capital                   1,125,753         925,753
  Retained earnings                              175,871         694,004
  Accumulated other comprehensive income
    (loss)                                        16,504         (29,272)
                                             -----------     -----------
  Total shareholder's equity                   1,321,639       1,593,996
                                             -----------     -----------
TOTAL LIABILITIES AND SHAREHOLDER'S
  EQUITY                                     $23,538,832     $26,940,105
                                             ===========     ===========










           See accompanying notes to consolidated financial statements

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
            CONSOLIDATED STATEMENT OF INCOME AND COMPREHENSIVE INCOME

                                                    Years Ended December 31,
                                              ------------------------------------
                                                 2002         2001         2000
                                              ---------    ---------    ----------
                                                         (in thousands)
Investment income                             $ 390,086    $ 375,213    $  399,355
                                              ---------    ---------    ----------
Interest expense on:
  Fixed annuity contracts                      (142,973)    (133,647)     (140,322)
  Universal life insurance contracts            (80,021)     (81,773)      (86,263)
  Guaranteed investment contracts               (11,267)     (25,079)      (34,124)
  Securities lending agreements                 (12,530)        (945)          ---
  Subordinated notes payable to affiliates          ---       (4,475)       (4,144)
                                              ---------    ---------    ----------
  Total interest expense                       (246,791)    (245,919)     (264,853)
                                              ---------    ---------    ----------
NET INVESTMENT INCOME                           143,295      129,294       134,502
                                              ---------    ---------    ----------
NET REALIZED INVESTMENT LOSSES                  (65,811)     (92,711)      (15,177)
                                              ---------    ---------    ----------
Fee income:
  Variable annuity fees                         318,061      361,877       400,495
  Net retained commissions                          ---       47,572        62,202
  Asset management fees                             ---       63,529        73,922
  Universal life insurance fees, net             20,537       18,909        20,258
  Surrender charges                              32,507       24,911        20,963
  Other fees                                      3,305       14,551        12,959
                                              ---------    ---------    ----------
TOTAL FEE INCOME                                374,410      531,349       590,799
                                              ---------    ---------    ----------
GENERAL AND ADMINISTRATIVE EXPENSES            (101,839)    (149,936)     (171,013)
                                              ---------    ---------    ----------
AMORTIZATION OF DEFERRED ACQUISITION COSTS     (187,860)    (220,316)     (158,007)
                                              ---------    ---------    ----------
ANNUAL COMMISSIONS                              (58,389)     (58,278)      (56,473)
                                              ---------    ---------    ----------
GUARANTEED MINIMUM DEATH BENEFITS,
  NET OF REINSURANCE RECOVERIES                 (67,492)     (17,839)         (614)
                                              ---------    ---------    ----------
PRETAX INCOME BEFORE CUMULATIVE EFFECT OF
  ACCOUNTING CHANGE                              36,314      121,563       324,017
                                              ---------    ---------    ----------
Income tax expense                               (2,063)     (20,852)     (108,445)
                                              ---------    ---------    ----------
NET INCOME BEFORE CUMULATIVE EFFECT OF
  ACCOUNTING CHANGE                              34,251      100,711       215,572
                                              ---------    ---------    ----------
CUMULATIVE EFFECT OF ACCOUNTING CHANGE,
  NET OF TAX                                        ---      (10,342)          ---
                                              ---------    ---------    ----------
NET INCOME                                    $  34,251    $  90,369    $  215,572
                                              ---------    ---------    ----------


           See accompanying notes to consolidated financial statements

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
      CONSOLIDATED STATEMENT OF INCOME AND COMPREHENSIVE INCOME (Continued)


                                                     Years Ended December 31,
                                               -----------------------------------
                                                 2002          2001        2000
                                               ---------    ---------    ---------
                                                         (in thousands)
OTHER COMPREHENSIVE INCOME, NET OF TAX:
  Net unrealized gains (losses) on debt
    and equity securities available for sale
    identified in the current period
    (net of income tax expense of $7,125,
    income tax benefit of $3,646 and income
    tax expense of $20,444 for 2002, 2001
    and 2000, respectively)                    $  13,233    $  (6,772)   $  37,968

  Less reclassification adjustment for
    net realized losses included in net
    income (net of income tax benefit of
    $18,300, $22,422 and $4,848 for 2002,
    2001 and 2000, respectively)                  33,985       41,640        9,003

  CUMULATIVE EFFECT OF ACCOUNTING CHANGE,
    NET OF TAX                                        --        1,389           --

  Net change related to cash flow hedges
    (net of income tax benefit of $776
    for 2002 and income tax expense of
    $28 for 2001)                                 (1,442)          53           --
                                               ---------    ---------    ---------

OTHER COMPREHENSIVE INCOME                        45,776       36,310       46,971
                                               ---------    ---------    ---------

COMPREHENSIVE INCOME                           $  80,027    $ 126,679    $ 262,543
                                               =========    =========    =========


           See accompanying notes to consolidated financial statements

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
                      CONSOLIDATED STATEMENT OF CASH FLOWS


                                                              Years Ended December 31,
                                                      -----------------------------------------
                                                         2002            2001           2000
                                                      -----------   ------------    -----------
                                                                   (in thousands)
CASH FLOW FROM OPERATING ACTIVITIES:
Net income                                            $    34,251    $    90,369    $   215,572
Adjustments to reconcile net income to net
  cash provided by operating activities:
  Cumulative effect of accounting change,
  net of tax                                                   --         10,342             --
  Interest credited to:
    Fixed annuity contracts                               142,973        133,647        140,322
    Universal life insurance contracts                     80,021         81,773         86,263
    Guaranteed investment contracts                        11,267         25,079         34,124
  Net realized investment losses                           65,811         92,711         15,177
  (Accretion) amortization of net
    (discounts) premiums on investments                    (1,295)         4,554         (2,198)
  Universal life insurance fees, net                      (20,537)       (18,909)       (20,258)
  Amortization of goodwill                                     --          1,452          1,455
  Amortization of deferred acquisition costs              187,860        220,316        158,007
  Acquisition costs deferred                             (256,538)      (359,158)      (362,084)
  Provision for deferred income taxes                     128,748        126,010        114,127
  Change in:
    Accrued investment income                             (10,099)        (7,717)         3,029
    Other assets                                            2,433         15,042        (16,628)
    Income taxes currently receivable from/
      payable to Parent                                   (50,471)           106        (84,482)
    Due from/to affiliates                                 16,153        (68,844)        27,763
    Other liabilities                                       5,167          9,697        (40,283)
  Other, net                                               40,518         40,125         43,376
                                                      -----------   ------------    -----------

NET CASH PROVIDED BY OPERATING ACTIVITIES                 376,262        396,595        313,282
                                                      -----------   ------------    -----------

CASH FLOWS FROM INVESTING ACTIVITIES:
Purchases of:
  Bonds, notes and redeemable preferred stocks         (2,403,362)    (2,178,830)      (881,647)

  Mortgage loans                                         (128,764)       (70,295)      (144,303)
  Other investments, excluding short-term
    investments                                           (65,184)       (27,413)       (66,722)
Sales of:
  Bonds, notes and redeemable preferred stocks            849,022      1,087,090        468,221
  Other investments, excluding short-term
    investments                                               825          3,527         60,538
Redemptions and maturities of:
  Bonds, notes and redeemable preferred stocks            615,798        549,638        429,347
  Mortgage loans                                           82,825         63,960        136,277
  Other investments, excluding short-term
    investments                                           114,347         78,555        122,195
Net cash and short-term investments
  transferred to affiliates in assumption
  reinsurance transaction relating to MBL
  Life Assurance Corporation                                   --             --         (3,314)
                                                      -----------   ------------    -----------

NET CASH (USED IN) PROVIDED BY INVESTING ACTIVITIES   $  (934,493)   $  (493,768)   $   120,592
                                                      -----------   ------------    -----------




           See accompanying notes to consolidated financial statements

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
                CONSOLIDATED STATEMENT OF CASH FLOWS (Continued)

                                                        Years Ended December 31,
                                                -----------------------------------------
                                                   2002            2001           2000
                                                -----------    -----------    -----------
                                                              (in thousands)
CASH FLOW FROM FINANCING ACTIVITIES:
Deposits received on:
  Fixed annuity contracts                       $ 1,731,597    $ 2,280,498    $ 1,764,600
  Universal life insurance contracts                 49,402         52,469         58,738
  Guaranteed investment contracts                        --         40,000        350,000
Net exchanges from the fixed accounts
  of variable annuity contracts                    (503,221)    (1,368,527)    (1,994,710)
Withdrawal payments on:
  Fixed annuity contracts                          (529,466)      (315,794)      (320,778)
  Universal life insurance contracts                (68,444)       (55,361)      (145,067)
  Guaranteed investment contracts                  (135,084)      (191,919)       (78,312)
Claims and annuity payments on:
  Fixed annuity contracts                           (98,570)       (52,685)      (114,761)
  Universal life insurance contracts               (100,995)      (146,998)      (118,302)
Net receipts from (repayments of)
  other short-term financings                        (8,025)        15,920        (33,689)
Net payment related to a modified
  coinsurance transaction                           (30,282)       (35,972)       (43,110)
Net receipts from issuances of subordinated
  notes payable to affiliate                             --             --         17,303
Capital contribution received from Parent           200,000             --             --
Dividends paid to Parent                                 --        (94,095)       (69,000)
Net cash and short-term investments
  transferred to the Parent in distribution
  of Saamsun Holdings Corp.                         (82,873)            --             --
                                                -----------    -----------    -----------

NET CASH PROVIDED BY (USED IN)
FINANCING ACTIVITIES                                424,039        127,536       (727,088)
                                                -----------    -----------    -----------

NET (DECREASE) INCREASE IN CASH AND
SHORT-TERM INVESTMENTS                             (134,192)        30,363       (293,214)

CASH AND SHORT-TERM INVESTMENTS
AT BEGINNING OF PERIOD                              200,064        169,701        462,915
                                                -----------    -----------    -----------

CASH AND SHORT-TERM INVESTMENTS
AT END OF PERIOD                                $    65,872    $   200,064    $   169,701
                                                ===========    ===========    ===========

SUPPLEMENTAL CASH FLOW INFORMATION:

Interest paid on indebtedness                   $    12,530    $     1,725    $     1,841
                                                ===========    ===========    ===========

Net income taxes refunded by (paid to) Parent   $    76,214    $   120,504    $   (78,796)
                                                ===========    ===========    ===========



           See accompanying notes to consolidated financial statements

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1.    NATURE OF OPERATIONS

      AIG SunAmerica Life Assurance Company (FKA Anchor National Life Insurance Company), (the "Company") is a direct wholly owned subsidiary of SunAmerica Life Insurance Company (the "Parent"), which is a wholly owned subsidiary of AIG SunAmerica Inc. ("SAI"), a wholly owned subsidiary of American International Group, Inc. ("AIG"). AIG is a holding company which through its subsidiaries is engaged in a broad range of insurance and insurance-related activities, financial services and retirement savings and asset management. The Company is an Arizona-domiciled life insurance company principally engaged in the business of writing variable annuities directed to the market for tax-deferred, long-term savings products. It also administers closed blocks of fixed annuities, universal life policies and guaranteed investment contracts ("GICs") directed to the institutional marketplace.

      The Company changed its name to SunAmerica National Life Insurance Company on October 5, 2001 and further changed its name to AIG SunAmerica Life Assurance Company on January 24, 2002. The Company continued to do business as Anchor National Life Insurance Company until February 28, 2003, at which time it began doing business under its new name.

      On January 1, 2002, the Company declared a distribution to the Parent of 100% of the outstanding capital stock of its consolidated subsidiary, Saamsun Holdings Corp. ("Saamsun"). Pursuant to this distribution, Saamsun became a direct wholly owned subsidiary of the Parent. Prior to January 1, 2002, Saamsun held the Company's asset management and broker-dealer segments (see Note 12). This distribution had a material effect on the Company's shareholder's equity, reducing it by $552,384,000. This distribution had the effect of reducing cash and short-term investments by $82,873,000, partnerships by $443,369,000, deferred acquisition costs by $98,428,000, other assets by $108,163,000, other liabilities by $121,635,000 and subordinated notes payable to affiliates by $58,814,000. Pretax income in future periods will be reduced by the earnings of the Company's asset management and broker-dealer operations, substantially offset by a profit sharing agreement on fees earned on variable annuity subaccounts through the asset management business. Pretax loss from these operations, on a combined basis, totaled $21,278,000 for the year ended December 31, 2001, compared to pretax income of $66,017,000 for the year ended December 30, 2000.

      The operations of the Company are influenced by many factors, including general economic conditions, monetary and fiscal policies of the federal government, and policies of state and other regulatory authorities. The level of sales of the Company's financial products is influenced by many factors, including general market rates of interest, the strength, weakness and volatility of equity markets, and terms and conditions of competing financial products. The Company is exposed to the typical risks normally associated with a portfolio of fixed-income securities, namely interest rate, option, liquidity and credit risk. The Company controls its exposure to these risks by, among other things, closely monitoring and matching the duration of its assets and liabilities, monitoring and limiting prepayment and extension risk in its portfolio, maintaining a large percentage of its portfolio in highly liquid securities, and engaging in a disciplined process of underwriting, reviewing and monitoring credit risk. The Company also is

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

1.    NATURE OF OPERATIONS (Continued)

      exposed to market risk, as market volatility may result in reduced fee income in the case of assets held in separate accounts.

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

      BASIS OF PRESENTATION: The accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP"). Certain prior period items have been reclassified to conform to the current period's presentation.

      Under GAAP, deposits collected on non-traditional life and annuity insurance products, such as those sold by the Company, are not reflected as revenues in the Company's statement of income, as they are recorded directly to policyholders' liabilities upon receipt.

      The preparation of financial statements in conformity with GAAP requires the use of estimates and assumptions that affect the amounts reported in the financial statements and the accompanying notes. Actual results could differ from those estimates.

      INVESTMENTS: Cash and short-term investments primarily include cash, commercial paper, money market investments and short-term bank participations. All such investments are carried at cost plus accrued interest, which approximates fair value, have maturities of three months or less and are considered cash equivalents for purposes of reporting cash flows.

      Bonds, notes and redeemable preferred stocks available for sale and common stocks are carried at aggregate fair value and changes in unrealized gains or losses, net of tax, are credited or charged directly to the accumulated other comprehensive income or loss component of shareholder's equity. Bonds, notes, redeemable preferred stocks and common stocks are reduced to estimated net realizable value when declines in such values are considered to be other than temporary. Estimates of net realizable value are subjective and actual realization will be dependent upon future events.

      Mortgage loans are carried at amortized unpaid balances, net of provisions for estimated losses. Policy loans are carried at unpaid balances. Separate account seed money consists of seed money for mutual funds used as investment vehicles for the Company's variable annuity separate accounts and is carried at market value. Partnership investments in affordable housing properties are generally carried at cost, and for certain of the properties, realized tax credits reduce the carrying value of the investment as an alternative to reducing income tax expense. Limited partnerships are carried at equity or cost depending on the equity ownership position. Real estate is carried at the lower of cost or net realizable value.

      Other invested assets consist of invested collateral with respect to the Company's securities lending program. The Company has entered into a securities lending agreement with an affiliated lending agent, which authorizes the agent to lend securities held in the Company's portfolio to a

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

      list of authorized borrowers. The Company receives primarily cash collateral in an amount in excess of the market value of the securities loaned. The affiliated lending agent monitors the daily market value of securities loaned with respect to the collateral value and obtains additional collateral when necessary to ensure that collateral is maintained at a minimum of 102% of the value of the loaned securities. Such collateral is not available for the general use of the Company. Income earned on the collateral is recorded as net investment income while interest paid on the securities lending agreements and the related management fees paid to administer the program are recorded as interest expense in the statement of income and comprehensive income.

      Realized gains and losses on the sale of investments are recognized in operations at the date of sale and are determined by using the specific cost identification method. Premiums and discounts on investments are amortized to investment income by using the interest method over the contractual lives of the investments.

      INTEREST RATE SWAP AGREEMENTS: As a component of its asset and liability management strategy, the Company utilizes interest rate swap agreements ("Swap Agreements") to match assets more closely to liabilities. Swap Agreements are agreements to exchange with a counterparty interest rate payments of differing character (for example, variable-rate payments exchanged for fixed-rate payments) based on an underlying principal balance (notional principal) to hedge against interest rate changes. The Company typically utilizes Swap Agreements to create a hedge that effectively converts floating-rate assets and liabilities into fixed-rate instruments. At December 31, 2002, the Company has one outstanding Swap Agreement with a notional principal of $33,400,000. This agreement matures in December 2024.

      DEFERRED ACQUISITION COSTS ("DAC"): Policy acquisition costs are deferred and amortized, with interest, in relation to the incidence of estimated gross profits to be realized over the estimated lives of the annuity contracts. Estimated gross profits are composed of net investment income, net realized investment gains and losses, variable annuity fees, universal life insurance fees, guarantee costs, surrender charges and direct administrative expenses. DAC consists of commissions and other costs that vary with, and are primarily related to, the production or acquisition of new business. The Company capitalized DAC of $256,538,000, $359,158,000, and $362,084,000 for the years ended December 31, 2002, 2001 and 2000, respectively.

      As debt and equity securities available for sale are carried at aggregate fair value, an adjustment is made to DAC equal to the change in amortization that would have been recorded if such securities had been sold at their stated aggregate fair value and the proceeds reinvested at current yields. The change in this adjustment, net of tax, is included with the change in net unrealized gains or losses on debt and equity securities available for sale which is a component of accumulated other comprehensive income (loss) and is credited or charged directly to shareholder's equity. DAC has been decreased by $9,000,000 at December 31, 2002 and increased $16,000,000 and at December 31, 2001, for this adjustment.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

      AMORTIZATION OF DEFERRED ACQUISITION COSTS: DAC is amortized based on a percentage of expected gross profits ("EGPs") over the life of the underlying policies. EGPs are computed based on assumptions related to the underlying policies written, including their anticipated duration, the growth rate of the separate account assets (with respect to variable annuities) or general account assets (with respect to fixed annuities) supporting the annuity obligations, costs of providing for policy guarantees and the level of expenses necessary to maintain the policies. The Company adjusts DAC amortization (a "DAC unlocking") when estimates of current or future gross profits to be realized from its annuity policies are revised.

      The assumption for the long-term annual net growth of the separate account assets used by the Company in the determination of DAC amortization with respect to its variable annuity policies is 10% (the "long-term growth rate assumption"). The Company uses a "reversion to the mean" methodology which allows the Company to maintain this 10% long-term growth rate assumption, while also giving consideration to the effect of short-term swings in the equity markets. For example, if performance were 15% during the first year following the introduction of a product, the DAC model would assume that market returns for the following five years (the "short-term growth rate assumption") would approximate 9%, resulting in an average annual growth rate of 10% during the life of the product. Similarly, following periods of below 10% performance, the model will assume a short-term growth rate higher than 10%. A DAC unlocking will occur if management deems the short-term growth rate (i.e., the growth rate required to revert to the mean 10% growth rate over a five-year period) to be unreasonable. The use of a reversion to the mean assumption is common within the industry; however, the parameters used in the methodology are subject to judgment and vary within the industry.

      The Company reviews the carrying value of DAC on at least an annual basis. Management considers estimated future gross profit margins as well as expected mortality, interest earned and credited rates, persistency and expenses in determining whether the carrying amount is recoverable. Any amounts deemed unrecoverable are charged to expense.

      VARIABLE ANNUITY ASSETS AND LIABILITIES RELATED TO SEPARATE ACCOUNTS: The assets and liabilities resulting from the receipt of variable annuity deposits are segregated in separate accounts. The Company receives administrative fees for managing the funds and other fees for assuming mortality and certain expense risks. Such fees are included in Variable Annuity Fees in the statement of income.

      GOODWILL: Goodwill amounted to $4,603,000 (net of accumulated amortization of $7,847,000) and $20,150,000 (net of accumulated amortization of $19,852,000) at December 31, 2002 and 2001, respectively. Pursuant to the distribution of Saamsun to the Parent on January 1, 2002, the Company transferred $15,547,000 of goodwill belonging to the asset management operations and broker-dealer operations to the Parent.

      In accordance with Statement of Financial Accounting Standard No. 142, "Goodwill and Other Intangible Assets" ("SFAS 142"), the Company assesses goodwill for impairment on an annual basis, or more frequently if

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

      circumstances indicate that a possible impairment has occurred. The assessment of impairment involves a two-step process whereby an initial assessment for potential impairment is performed, followed by a measurement of the amount of the impairment, if any. The Company has evaluated goodwill for impairment as of December 31, 2002, and has determined that no impairment provision is necessary. See "Recently Issued Accounting Standards" below for further discussion of SFAS 142.

      RESERVES FOR FIXED ANNUITIES, UNIVERSAL LIFE INSURANCE AND GUARANTEED INVESTMENT CONTRACTS ("GICs"): Reserves for fixed annuity, universal life insurance and GIC contracts are accounted for in accordance with Statement of Financial Accounting Standards No. 97, "Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments," and are recorded at accumulated value (deposits received, plus accrued interest, less withdrawals and assessed fees).

      MODIFIED COINSURANCE DEPOSIT LIABILITY: Cash received as part of the modified coinsurance transaction described in Note 7 is recorded as a deposit liability. Deposits from the reinsured business are allocated to pay down the liability pursuant to a repayment schedule.

      SECURITIES LOANED UNDER COLLATERAL AGREEMENTS: The Company has entered into a securities lending agreement with an affiliated lending agent, which authorizes the agent to lend securities held in the Company's portfolio to a list of authorized borrowers. The Company receives primarily cash collateral in an amount in excess of the market value of the securities loaned. The affiliated lending agent monitors the daily market value of securities loaned with respect to the collateral value and obtains additional collateral when necessary to ensure that collateral is maintained at a minimum of 102% of the value of the loaned securities. Such collateral is not available for the general use of the Company.

      FEE INCOME: Variable annuity fees, asset management fees, universal life insurance fees and surrender charges are recorded as income when earned. Net retained commissions are recognized as income on a trade date basis.

      INCOME TAXES: The Company files as a "life insurance company" under the provisions of the Internal Revenue Code of 1986. Its federal income tax return is consolidated with those of the Parent and its affiliate, First SunAmerica Life Insurance Company ("FSA"). Income taxes have been calculated as if the Company filed a separate return. Deferred income tax assets and liabilities are recognized based on the difference between financial statement carrying amounts and income tax basis of assets and liabilities using enacted income tax rates and laws.

      RECENTLY ISSUED ACCOUNTING STANDARDS: In June 1998, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 133, Accounting for Derivative Instruments and Hedging Activities ("SFAS 133"). This statement requires the Company to recognize all derivatives in the balance sheet and measure these derivatives at fair value. The recognition of the change in the fair value of a derivative depends on a

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

      number of factors, including the intended use of the derivative and the extent to which it is effective as part of a hedge transaction. SFAS 133 was postponed by SFAS 137, Accounting for Derivative Instruments and Hedging Activities - Deferral of the Effective Date of SFAS No. 133, and became effective for the Company on January 1, 2001. The adoption of SFAS 133 on January 1, 2001 resulted in an increase of $1,389,000, net of tax, in other comprehensive income.

      In January 2001, the Emerging Issues Task Force of the FASB ("EITF") issued EITF 99-20, Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets ("EITF 99-20"). EITF 99-20 provides guidance on the calculation of interest income and the recognition of impairments related to beneficial interests held in an investment portfolio. Beneficial interests are investments that represent rights to receive specified cash flows from a pool of underlying assets (i.e. collateralized debt obligations). The Company recorded $15,910,000 of additional impairments ($10,342,000 net of tax) pursuant to the implementation of EITF 99-20. This adjustment was recorded as a cumulative effect of accounting change in the consolidated statement of income and comprehensive income for 2001.

      In June 2001, FASB issued Statement of Financial Accounting Standard No. 142 "Goodwill and Other Intangible Assets" ("SFAS 142"). SFAS 142 requires the Company to discontinue the amortization of goodwill on its statement of income and is effective as of January 1, 2002. SFAS 142 requires goodwill to be subject to an assessment of impairment on an annual basis, or more frequently if circumstances indicate that a possible impairment has occurred. The assessment of impairment involves a two-step process prescribed in SFAS 142, whereby an initial assessment for potential impairment is performed, followed by a measurement of the amount of impairment, if any. SFAS 142 also requires the completion of a transitional impairment test in the year of adoption, with any identified impairments recognized as a cumulative effect of a change in accounting principle. The Company has evaluated the impact of the impairment provisions of SFAS 142 as of December 31, 2002, and has determined that no impairment is required to be recorded to the carrying value of the Company's goodwill balance.

      In November 2002, FASB issued Interpretation No. 45, "Guarantor's Accounting and Disclosure Requirements for Guarantees, Including Indirect Guarantees of Indebtedness of Others" ("FIN 45"), which requires that, for guarantees within the scope of FIN 45 issued or amended by the Company after December 31, 2002, a liability for the fair value of the obligation undertaken in issuing the guarantee be recognized. FIN 45 also requires additional disclosures in financial statements starting with the Company's 2002 year-end financial statements. The Company believes that the impact of FIN 45 on its results from operations and financial condition will not be significant.

      The Company has entered into eight agreements in which it has provided liquidity support for certain short-term securities of municipalities and non-profit organizations by agreeing to purchase such securities in the event there is no other buyer in the short-term marketplace. The maximum liability

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

      under these guarantees at December 31, 2002 is $813,000,000. These agreements are more fully described in Note 8.

3.    ACQUISITION

      On December 31, 1998, the Company acquired the individual life business and the individual and group annuity business of MBL Life Assurance Corporation ("MBL Life") (the "Acquisition"), via a 100% coinsurance transaction, for a cash purchase price of $128,420,000. The $128,420,000 purchase price was allocated between the Company and FSA based on the estimated future gross profits of the two blocks of business. The portion allocated to FSA was $10,000,000.

      As part of the Acquisition, the Company received $242,473,000 from MBL Life to pay policy enhancements guaranteed by the MBL Life rehabilitation agreement to policyholders meeting certain requirements. Of this amount, the Company was required to transfer $20,055,000 to the Parent for enhancements on policies in which customers elected to convert to fixed annuity policies of the Parent. Included in the Company's reserves transferred to FSA in 1999 were $34,657,000 of such policy enhancement reserves. Based upon final actuarial calculations performed in the first quarter of 2000, $16,741,000 of such reserves were returned to the Company by FSA. A primary requirement was that annuity policyholders must have converted their MBL Life policy to a policy type currently offered by the Company or one of its affiliates by December 31, 1999. Pursuant to the agreement, the enhancements were scheduled to be credited in four installments on January 1, 2000, June 30, 2001, June 30, 2002 and June 30, 2003 to eligible policies still active on each of those dates. The Company's portion of the payment due amounted to $58,329,000 on January 1, 2000, $52,093,000 on June 30, 2001 and $48,939,000 on June 30, 2002, and
      was either credited to the accounts of the policyholders or paid as benefits through withdrawals or accelerated death benefits. On December 31, 2002, the remaining enhancement reserve for such payments totaled $48,595,000.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

4.    INVESTMENTS

      The amortized cost and estimated fair value of bonds, notes and redeemable preferred stocks by major category follow:

                                                                       Estimated
                                                        Amortized           Fair
                                                             Cost          Value
                                                       ----------    -----------
                                                            (In thousands)
AT DECEMBER 31, 2002:

Securities of the United States Government             $   32,531     $   32,820
Mortgage-backed securities                              1,476,100      1,547,568
Securities of public utilities                            311,951        311,604
Corporate bonds and notes                               2,757,880      2,776,021
Redeemable preferred stocks                                21,515         21,575
Other debt securities                                     892,700        838,981
                                                       ----------    -----------
  Total                                                $5,492,677     $5,528,569
                                                       ==========    ===========

AT DECEMBER 31, 2001:

Securities of the United States Government             $   24,279     $   24,069
Mortgage-backed securities                              1,532,155      1,543,175
Securities of public utilities                            223,006        222,815
Corporate bonds and notes                               2,059,160      2,002,981
Redeemable preferred stocks                                21,515         21,515
Other debt securities                                     747,786        730,520
                                                       ----------    -----------
  Total                                                $4,607,901     $4,545,075
                                                       ==========    ===========

      The amortized cost and estimated fair value of bonds, notes and redeemable preferred stocks by contractual maturity, as of December 31, 2002, follow:

                                                                       Estimated
                                                       Amortized            Fair
                                                            Cost           Value
                                                      ----------      ----------
                                                           (In thousands)

Due in one year or less                               $  181,967      $  180,293
Due after one year through five years                  1,763,626       1,757,157
Due after five years through ten years                 1,497,987       1,494,157
Due after ten years                                      572,997         549,395
Mortgage-backed securities                             1,476,100       1,547,567
                                                      ----------      ----------
  Total                                               $5,492,677      $5,528,569
                                                      ==========      ==========

      Actual maturities of bonds, notes and redeemable preferred stocks may differ from those shown above due to prepayments and redemptions.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

4.    INVESTMENTS (Continued)

      Gross unrealized gains and losses on bonds, notes and redeemable preferred stocks by major category follow:

                                                  Gross        Gross
                                             Unrealized   Unrealized
                                                  Gains       Losses
                                             ----------   ----------
                                                 (In thousands)

AT DECEMBER 31, 2002:

Securities of the United States Government   $    1,174   $     (885)
Mortgage-backed securities                       72,364         (896)
Securities of public utilities                   11,514      (11,861)
Corporate bonds and notes                       109,067      (90,926)
Redeemable preferred stocks                          60           --
Other debt securities                            10,797      (64,516)
                                             ----------   ----------
  Total                                      $  204,976   $ (169,084)
                                             ==========   ==========


AT DECEMBER 31, 2001:

Securities of the United States Government   $      105   $     (315)
Mortgage-backed securities                       16,573       (5,553)
Securities of public utilities                    1,885       (2,076)
Corporate bonds and notes                        21,540      (77,719)
Other debt securities                             6,226      (23,492)
                                             ----------   ----------
  Total                                      $   46,329   $ (109,155)
                                             ==========   ==========

      Gross unrealized gains on equity securities aggregated $76,000 at December 31, 2002 and $12,000 at December 31, 2001. Gross unrealized losses on equity securities aggregated $1,578,000 at December 31, 2002 and $439,000 at December 31, 2001.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

4.    INVESTMENTS (Continued)

      Gross realized investment gains and losses on sales of investments are as follows:

                                       Years ended December 31,
                                 -----------------------------------
                                   2002         2001         2000
                                 ---------    ---------    ---------

                                            (In thousands)

BONDS, NOTES AND REDEEMABLE
  PREFERRED STOCKS:
  Realized gains                 $  26,555    $  34,026    $   9,608
  Realized losses                  (33,600)     (25,258)      (5,573)

MORTGAGE LOANS:
  Realized losses                       --           --         (276)

COMMON STOCKS:
Realized gains                          --          164          610
Realized losses                       (169)          --           --

OTHER INVESTMENTS:
Realized gains                          --           --        1,091
Realized losses                     (1,324)        (685)          --

IMPAIRMENT WRITEDOWNS              (57,273)    (100,958)     (20,637)
                                 ---------    ---------    ---------
Total net realized investment
  losses                         $ (65,811)   $ (92,711)   $ (15,177)
                                 =========    =========    =========


      The sources and related amounts of investment income (losses) are as follows:

                                       Years ended December 31,
                                 -----------------------------------
                                   2002         2001         2000
                                 ---------    ---------    ---------

                                            (In thousands)

Short-term investments           $   3,879    $   8,422    $  21,683
Bonds, notes and redeemable
  preferred stocks                 305,480      285,668      290,157
Mortgage loans                      55,417       58,262       60,608
Partnerships                         1,281       13,905        7,031
Policy loans                        18,796       18,218       20,200
Common stocks                           --            2           --
Real estate                           (276)        (272)         121
Other invested assets                7,866       (4,030)       6,668
Less: investment expenses           (2,357)      (4,962)      (7,113)
                                 ---------    ---------    ---------
Total investment income          $ 390,086    $ 375,213    $ 399,355
                                 =========    =========    =========

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

4     INVESTMENTS (Continued)

      At December 31, 2002, no investments in any one entity or its affiliates exceeded 10% of the Company's shareholder's equity.

      At December 31, 2002, bonds, notes and redeemable preferred stocks included $331,844,000 of bonds that were not rated investment grade. These non-investment-grade securities are comprised of bonds spanning 30 industries with 23% of these assets concentrated in financial institutions and 14% concentrated in telecommunications. No other industry concentration constituted more than 10% of these assets.

      At December 31, 2002, mortgage loans were collateralized by properties located in 28 states, with loans totaling approximately 28% of the aggregate carrying value of the portfolio secured by properties located in California and approximately 11% by properties located in New York. No more than 10% of the portfolio was secured by properties in any other single state.

      At December 31, 2002, the carrying value, which approximates market value, of all investments in default as to the payment of principal or interest totaled $15,613,000 ($8,934,000 of bonds and $6,679,000 of mortgage loans).

      As a component of its asset and liability management strategy, the Company utilizes Swap Agreements to match assets more closely to liabilities. Swap Agreements are agreements to exchange with a counterparty interest rate payments of differing character (for example, variable-rate payments exchanged for fixed-rate payments) based on an underlying principal balance (notional principal) to hedge against interest rate changes. The Company typically utilizes Swap Agreements to create a hedge that effectively converts floating-rate assets and liabilities to fixed-rate instruments. At December 31, 2002, the Company had one outstanding liability Swap Agreement with a notional principal of $33,400,000. This agreement matures in December 2024. The net interest received or paid on the Swap Agreement is included in Interest Expense in the Statement of Income and Comprehensive Income. The total net interest paid amounted to $1,543,000 for the year ended December 31, 2002, compared with net interest received of $2,599,000 for the year ended December 31, 2001 and $43,000 for the year ended December 31, 2000.

      At December 31, 2002, $9,423,000 of bonds, at amortized cost, were on deposit with regulatory authorities in accordance with statutory requirements.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

5.    FAIR VALUE OF FINANCIAL INSTRUMENTS

      The following estimated fair value disclosures are limited to reasonable estimates of the fair value of only the Company's financial instruments. The disclosures do not address the value of the Company's recognized and unrecognized nonfinancial assets (including its real estate investments and other invested assets except for partnerships) and liabilities or the value of anticipated future business. The Company does not plan to sell most of its assets or settle most of its liabilities at these estimated fair values.

      The fair value of a financial instrument is the amount at which the instrument could be exchanged in a current transaction between willing parties, other than in a forced or liquidation sale. Selling expenses and potential taxes are not included. The estimated fair value amounts were determined using available market information, current pricing information and various valuation methodologies. If quoted market prices were not readily available for a financial instrument, management determined an estimated fair value. Accordingly, the estimates may not be indicative of the amounts the financial instruments could be exchanged for in a current or future market transaction.

      The following methods and assumptions were used to estimate the fair value of each class of financial instruments for which it is practicable to estimate that value:

      CASH AND SHORT-TERM INSTRUMENTS: Carrying value is considered to be a reasonable estimate of fair value.

      BONDS, NOTES AND REDEEMABLE PREFERRED STOCKS: Fair value is based principally on independent pricing services, broker quotes and other independent information. For securities which do not have readily determinable market prices, we estimate their fair value with internally prepared valuations (including those based on estimates of future profitability). Otherwise, we use our most recent purchases and sales of similar unquoted securities, independent broker quotes or comparison to similar securities with quoted prices when possible to estimate the fair value of those securities.

      MORTGAGE LOANS: Fair values are primarily determined by discounting future cash flows to the present at current market rates, using expected prepayment rates.

      SEPARATE ACCOUNT SEED MONEY: Fair value is considered to be the market value of the underlying securities.

      COMMON STOCKS: Fair value is based principally on independent pricing services, broker quotes and other independent information.

      POLICY LOANS: Carrying value is considered a reasonable estimate of fair value.

      PARTNERSHIPS: Fair value of partnerships that invest in debt and equity securities is based upon the fair value of the net assets of the partnerships as determined by the general partners.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

5.    FAIR VALUE OF FINANCIAL INSTRUMENTS (Continued)

      VARIABLE ANNUITY ASSETS HELD IN SEPARATE ACCOUNTS: Variable annuity assets are carried at the market value of the underlying securities.

      RESERVES FOR FIXED ANNUITY CONTRACTS: Deferred annuity contracts are assigned a fair value equal to current net surrender value. Annuitized contracts are valued based on the present value of future cash flows at current pricing rates.

      RESERVES FOR GUARANTEED INVESTMENT CONTRACTS: Fair value is based on the present value of future cash flows at current pricing rates.

      SECURITIES HELD/LOANED UNDER COLLATERAL AGREEMENTS: Carrying value is considered to be a reasonable estimate of fair value.

      VARIABLE ANNUITY LIABILITIES RELATED TO SEPARATE ACCOUNTS: Variable annuity liabilities are carried at the market value of the underlying securities of the variable annuity assets held in separate accounts.

      SUBORDINATED NOTES PAYABLE TO AFFILIATES: Fair value is estimated based on the quoted market prices for similar issues.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

5.    FAIR VALUE OF FINANCIAL INSTRUMENTS (Continued)

      The estimated fair values of the Company's financial instruments at December 31, 2002 and 2001 compared with their respective carrying values, are as follows:

                                                      Carrying          Fair
                                                        Value           Value
                                                     -----------     -----------
                                                           (In thousands)
DECEMBER 31, 2002:

ASSETS:
      Cash and short-term investments                $    65,872     $    65,872
      Bonds, notes and redeemable preferred
        stocks                                         5,528,569       5,528,569
      Mortgage loans                                     738,601         818,022
      Policy loans                                       215,846         215,846
      Separate account seed money                         25,366          25,366
      Common stocks                                        2,609           2,609
      Partnerships                                         8,766           7,504
      Securities held under collateral                   585,760         585,760
        agreements
      Variable annuity assets held in                 14,758,642      14,758,642
        separate accounts

LIABILITIES:
      Reserves for fixed annuity contracts           $ 4,285,098     $ 4,173,950
      Reserves for guaranteed investment
        contracts                                        359,561         367,393
      Securities loaned under collateral
        agreements                                       585,760         585,760
      Variable annuity liabilities related
        to separate accounts                          14,758,642      14,758,642

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

5.    FAIR VALUE OF FINANCIAL INSTRUMENTS (Continued)

                                                       Carrying         Fair
                                                         Value          Value
                                                      -----------    -----------
                                                            (In thousands)
DECEMBER 31, 2001:

ASSETS:

      Cash and short-term investments                 $   200,064    $   200,064
      Bonds, notes and redeemable preferred
        stocks                                          4,545,075      4,545,075
      Mortgage loans                                      692,392        732,393
      Policy loans                                        226,961        226,961
      Separate account seed money                          50,560         50,560
      Common stocks                                           861            861
      Partnerships                                          8,214          7,527
      Securities held under collateral
        agreements                                        541,899        541,899
      Variable annuity assets held in                  18,526,413     18,526,413
        separate accounts

LIABILITIES:

      Reserves for fixed annuity contracts            $ 3,498,917    $ 3,439,727
      Reserves for guaranteed investment                  483,861        490,718
        Contracts
      Securities loaned under collateral
        agreements                                        541,899        541,899
      Variable annuity liabilities related
        to separate accounts                           18,526,413     18,526,413
      Subordinated notes payable to affiliates             58,814         62,273

6.    SUBORDINATED NOTES PAYABLE TO AFFILIATES

      Subordinated notes (including accrued interest of $6,354,000) payable to affiliates totaled $58,814,000 at interest rates ranging from 8% to 9.5% at December 31, 2001. The notes were distributed to the Parent as part of the Saamsun distribution on January 1, 2002.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

7.   REINSURANCE

      GUARANTEED MINIMUM DEATH BENEFIT ("GMDB"): A majority of the Company's variable annuity products are issued with a death benefit feature which provides that, upon the death of a contractholder, the contractholder's beneficiary will receive the greater of (1) the contractholder's account value, or (2) a guaranteed minimum death benefit that varies by product (the GMDB). Depending on the product, the GMDB may equal the principal invested, adjusted for withdrawals; the principal invested, adjusted for withdrawals, accumulated at up to 5% per annum (subject to certain caps); or an amount equal to the highest account value in effect on any anniversary date under the contract. These benefits have issue age and other restrictions to reduce mortality risk exposure. The Company bears the risk that death claims following a decline in the financial markets may exceed contractholder account balances, and that the fees collected under the contract are insufficient to cover the costs of the benefit to be provided. At December 31, 2002, a portion of the GMDB risk on approximately 28% (calculated based on current account value) of the contracts with such features had been reinsured. Approximately half of this reinsurance will cease at the time the modified coinsurance deposit liability is fully paid down, which is presently estimated to occur in early 2004. However, a substantial majority of all new contracts sold have reinsurance coverage. Reinsurance coverage is subject to limitations such as caps and deductibles. GMDB-related contractholder benefits incurred, net of related reinsurance, were $67,492,000 (net of $8,362,000 of reinsurance recoveries), $17,839,000 (net of $3,767,000 of reinsurance recoveries) and $614,000 (net of $937,000 of reinsurance recoveries) for 2002, 2001 and 2000, respectively. In accordance with Generally Accepted Accounting Principles, the Company expenses such benefits in the period incurred, and therefore does not provide reserves for future benefits. GMDB reinsurance premiums were $17,290,000, $8,200,000 and $3,689,000 for 2002, 2001, and 2000, respectively, and are included in general and administrative expenses in the consolidated statement of income and comprehensive income.

      EARNINGS ENHANCEMENT BENEFIT ("EEB"): The Company issues certain variable annuity products that offer an optional Earnings Enhancement Benefit (EEB) feature. This optional feature provides an additional death benefit, for which the Company assesses a separate charge to contractholders who elect the feature. The EEB provides an additional death benefit amount equal to a fixed percentage of earnings in the contract, subject to certain maximums. The percentages vary by issue age and policy duration. The Company bears the risk that account values following favorable performance of the financial markets will result in greater EEB death claims and that the fees collected under the contract are insufficient to cover the costs of the benefit to be provided. At December 31, 2002, approximately 7% of inforce contracts include EEB coverage, with 96% of the EEB risk fully reinsured. EEB reinsurance premiums were $360,000 for 2002 and are included in general and administrative expenses in the consolidated statement of income and comprehensive income. There were no EEB reinsurance premiums in 2001 or 2000.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

7.    REINSURANCE (Continued)

      GUARANTEED MINIMUM INCOME BENEFIT ("GMIB"): The Company issues certain variable annuity products that contain or offer a Guaranteed Minimum Income Benefit ("GMIB") living benefit feature. This feature provides a minimum annuity payment guarantee for those contractholders who choose to receive fixed lifetime annuity payments after a seven or ten-year waiting period in their deferred annuity contracts. Over 90% of the contracts (calculated based on account values) with the GMIB feature guaranteed fixed lifetime annuity payments based on principal, adjusted for withdrawals, invested in the contract. The remaining contracts also offer a GMIB based on principal accumulated at 3% to 6.5% per annum. The charges for this feature vary by contract and in certain instances there is no charge for the benefit. The Company bears the risk that the performance of the financial markets will not be sufficient for accumulated policyholder account balances to support GMIB benefits and that the fees collected under the contract are insufficient to cover the costs of the benefit to be provided. Substantially all of the Company's GMIB risk has been reinsured as of December 31, 2002. GMIB reinsurance premiums were $4,902,000, $5,047,000 and $3,109,000 for 2002, 2001, and 2000,
      respectively, and are included in general and administrative expenses in the consolidated statement of income and comprehensive income.

      The business which was assumed from MBL Life as part of the Acquisition is subject to existing reinsurance ceded agreements. At December 31, 1998, the maximum retention on any single life was $2,000,000, and a total credit of $5,057,000 was taken against the life insurance reserves, representing predominantly yearly renewable term reinsurance. In order to limit even further the exposure to loss on any single insured and to recover an additional portion of the benefits paid over such limits, the Company entered into a reinsurance treaty effective January 1, 1999 under which the Company retains no more than $100,000 of risk on any one insured life. At December 31, 2002, a total reserve credit of $3,641,000 was taken against the life insurance reserves.

      On August 1, 1999, the Company entered into a modified coinsurance transaction, approved by the Arizona Department of Insurance, which involved the ceding of approximately $6,000,000,000 of variable annuities to ANLIC Insurance Company (Hawaii), a non-affiliated stock life insurer. The transaction is accounted for as reinsurance for statutory reporting purposes. As part of the transaction, the Company received cash in the amount of $150,000,000 and recorded a corresponding deposit liability. As payments are made to the reinsurer, the deposit liability is relieved. For the year ended December 31, 2002, the Company recorded income of $6,418,000 from this program, as compared to a cost of $6,909,000 for the year ended December 31, 2001 and a cost of $12,026,000 for the year ended December 31, 2000. These amounts are reported as a component of general and administrative expenses in the Consolidated Statement of Income and Comprehensive Income.

      With respect to its reinsurance agreements, the Company could become liable for all obligations of the reinsured policies if the reinsurers were to become unable to meet the obligations assumed under the respective reinsurance agreements. The Company monitors its credit exposure with respect to these agreements. However, due to the high credit ratings of the reinsurers, such risks are considered to be minimal.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

8.    COMMITMENTS AND CONTINGENT LIABILITIES

      The Company has entered into eight agreements in which it has provided liquidity support for certain short-term securities of municipalities and non-profit organizations by agreeing to purchase such securities in the event there is no other buyer in the short-term marketplace. In return the Company receives a fee. The maximum liability under these guarantees at December 31, 2002 is $813,000,000. Related to each of these agreements are participation agreements with the Parent under which the Parent will share in $350,450,000 of these liabilities in exchange for a proportionate percentage of the fees received under these agreements. The expiration dates of these commitments are as follows: $250,000,000 in 2004, $405,000,000 in 2005 and $158,000,000 in 2006. Management does not anticipate any material losses with respect to these commitments.

      In the ordinary course of business, the Company is obligated to purchase approximately $42,000,000 of asset backed securities as of December 31, 2002. The expiration dates of these commitments are as follows:
      $21,000,000 in 2003, $14,000,000 in 2004 and $7,000,000 in 2006.

      The Company has entered into an agreement whereby it is committed to purchase the remaining principal amount, $36,437,000 as of December 31, 2002, of various mortgage-backed securities at par value in March 2006. As of December 31, 2002, the estimated fair value exceeded the principal amount of the securities. At the present time, management does not anticipate any material losses with respect to this agreement.

      In the third quarter of 2002, the Company began issuing certain variable annuity products which offer an optional Guaranteed Minimum Account Value ("GMAV") living benefit. If elected by the policyholder at the time of contract issuance, this feature guarantees that the account value under the contract will equal or exceed the amount of the initial principal invested, adjusted for withdrawals, at the end of a ten-year waiting period. There is a separate charge to the contractholder for this feature. The Company bears the risk that protracted under-performance of the financial markets could result in GMAV benefits being higher than the underlying contractholder account balance and that the fees collected under the contract are insufficient to cover the costs of the benefit to be provided. As of December 31, 2002, the premiums subject to guarantee totaled approximately $100 million, and the estimated fair values of the GMAV were not material.

      Various lawsuits against the Company have arisen in the ordinary course of business. Contingent liabilities arising from litigation, income taxes and other matters are not considered material in relation to the financial position, results of operations or cash flows of the Company. The Company previously reported on a matter, McMurdie et al. v. SunAmerica et al., Case No. BC 194082, filed on July 10, 1998 in the Superior Court for the County of Los Angeles. The lawsuit was settled in September 2002.

      The Company's current financial strength and counterparty credit ratings from Standard & Poor's are based in part on a guarantee (the "Guarantee") of the Company's insurance policy obligations by American Home Assurance Company ("American Home"), a subsidiary of AIG, and a member of an AIG intercompany pool, and the belief that the Company is viewed as a strategically important

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

8.    COMMITMENTS AND CONTINGENT LIABILITIES (Continued)

      member of AIG. The Guarantee is unconditional and irrevocable, and the Company's policyholders have the right to enforce the Guarantee directly against American Home.

      The Company's current financial strength rating from Moody's is based in part on a support agreement between the Company and AIG (the "Support Agreement"), pursuant to which AIG has agreed that AIG will cause the Company to maintain a policyholder's surplus of not less than $1,000,000 or such greater amount as shall be sufficient to enable the Company to perform its obligations under any policy issued by it. The Support Agreement also provides that if the Company needs funds not otherwise available to it to make timely payment of its obligations under policies issued by it, AIG will provide such funds at the request of the Company. The Support Agreement is not a direct or indirect guarantee by AIG to any person of any obligations of the Company. AIG may terminate the Support Agreement with respect to outstanding obligations of the Company only under circumstances where the Company attains, without the benefit of the Support Agreement, a financial strength rating equivalent to that held by the Company with the benefit of the Support Agreement. Policyholders have the right to cause the Company to enforce its rights against AIG and, if the Company fails or refuses to take timely action to enforce the Support Agreement or if the Company defaults in any claim or payment owed to such policyholder when due, have the right to enforce the Support Agreement directly against AIG.

      American Home does not publish financial statements, although it files statutory annual and quarterly reports with the New York State Insurance Department, where such reports are available to the public. AIG is a reporting company under the Securities Exchange Act of 1934, and publishes annual reports on Form 10-K and quarterly reports on Form 10-Q, which are available from the Securities and Exchange Commission.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

9.    SHAREHOLDER'S EQUITY

      The Company is authorized to issue 4,000 shares of its $1,000 par value. Common Stock. At December 31, 2002 and 2001, 3,511 shares were outstanding.

      Changes in shareholder's equity are as follows:

                                                       Years ended December 31,
                                              -----------------------------------------
                                                 2002           2001           2000
                                              -----------    -----------    -----------
                                                           (In thousands)
ADDITIONAL PAID-IN CAPITAL:
  Beginning balances                          $   925,753    $   493,010    $   493,010
  Capital contributions by Parent                 200,000             --             --
  Contribution of subsidiary by Parent                 --        432,743             --
                                              -----------    -----------    -----------
  Ending balances                             $ 1,125,753    $   925,753    $   493,010
                                              ===========    ===========    ===========

RETAINED EARNINGS:
  Beginning balances                          $   694,004    $   697,730    $   551,158
  Net income                                       34,251         90,369        215,572
  Dividends paid to Parent                             --        (94,095)       (69,000)
  Distribution of subsidiary to Parent           (552,384)            --             --
                                              -----------    -----------    -----------
  Ending balances                             $   175,871    $   694,004    $   697,730
                                              ===========    ===========    ===========

ACCUMULATED OTHER COMPREHENSIVE
  INCOME(LOSS):
  Beginning balances                          $   (29,272)   $   (65,582)   $  (112,553)
  Change in net unrealized gains (losses)
    on debt securities available for sale          98,718         59,842         79,891
  Change in net unrealized gains (losses)
    on equity securities available for sale        (1,075)          (400)           (27)
  Change in adjustment to deferred
    acquisition costs                             (25,000)        (5,800)        (7,600)
  Tax effects of net changes                      (25,425)       (18,774)       (25,293)
  Cumulative effect of accounting change,
    net of tax                                         --          1,389             --
  Net change related to cash flow hedges           (1,442)            53             --
                                              -----------    -----------    -----------
  Ending balances                             $    16,504    $   (29,272)   $   (65,582)
                                              ===========    ===========    ===========

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

9.    SHAREHOLDER'S EQUITY (Continued)

      Gross unrealized gains (losses) on fixed maturity and equity securities included in accumulated other comprehensive income (loss) are as follows:

                                                    December 31,     December 31,
                                                       2002              2001
                                                    ------------     ------------
                                                           (In thousands)
Gross unrealized gains                               $ 205,052        $  46,341
Gross unrealized losses                               (170,662)        (109,594)
Adjustment to DAC                                       (9,000)          16,000
Cash flow hedge                                             --            2,218
Deferred income taxes                                   (8,886)          15,763
                                                     ---------        ---------
Accumulated other comprehensive
  income (loss)                                      $  16,504        $ (29,272)
                                                     =========        =========

      On October 30, 2002, the Company received a capital contribution of $200,000,000 in cash from the Parent.

      On January 1, 2002, the Company declared a distribution to its Parent of 100% of the outstanding capital stock of its then consolidated subsidiary, Saamsun Holdings Corp. ("Saamsun"). Pursuant to this distribution, Saamsun became a direct wholly owned subsidiary of the Parent. Saamsun held the Company's asset management and broker-dealer segments. This distribution reduced the Company's shareholder's equity by $552,384,000, cash and short term investments by $82,873,000, partnerships by $443,369,000, deferred acquisition costs by $98,428,000, other assets by $108,163,000, other liabilities by $121,635,000 and subordinated notes payable to affiliates by $58,814,000. Pretax income in future periods will be reduced by the earnings of the Company's asset management and broker-dealer operations, substantially offset by a profit sharing agreement on fees earned on variable annuity subaccounts (see Note 11). Net loss from these operations, on a combined basis, totaled $9,491,000 for the year ended December 31, 2001. Net income from these operations, on a combined basis, totaled $39,619,000 for the year ended December 31, 2000.

      On January 1, 2001, the Parent contributed all of its ownership interests in SA Affordable Housing, LLC ("SAAH LLC"), a wholly owned subsidiary, to the Company. The Company subsequently contributed all of its ownership interests SAAH LLC to Saamsun. All of SAAH LLC's ownership interests were ultimately contributed to SAAMCO. SAAH LLC has investments in limited partnership interests whose primary purpose is the generation of rehabilitation tax credits, low income housing credits and passive losses. Realized tax credits are passed on to its direct Parent, SAAMCO. At the time of the contribution, SAAH LLC had partnership assets of $432,120,000, other assets of $623,000 and shareholder's equity of $432,743,000. SAAH LLC's results of operations are included within the asset management operations. As a result of this transfer, additional paid-in capital was increased by $432,743,000. This contribution was approved by the Arizona Department of Insurance.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

9.    SHAREHOLDER'S EQUITY (Continued)

      Dividends that the Company may pay to its shareholder in any year without prior approval of the Arizona Department of Insurance are limited by statute. The maximum amount of dividends which can be paid to shareholders of insurance companies domiciled in the state of Arizona without obtaining the prior approval of the Insurance Commissioner is limited to the lesser of either 10% of the preceding year's statutory surplus or the preceding year's statutory net gain from operations if, after paying the dividend, the Company's capital and surplus would be adequate in the opinion of the Arizona Department of Insurance. Currently, no dividends can be paid to stockholders in the year 2003 without obtaining prior approval. No dividends were paid in the year ended December 31, 2002. Ordinary and extraordinary dividends of $94,095,000 and $69,000,000 were paid on April 2, 2001 and March 1, 2000, respectively.

      Under statutory accounting principles utilized in filings with insurance regulatory authorities, the Company's net loss totaled $180,737,000 for the year ended December 31, 2002 and $122,322,000 for the year ended December 31, 2001. The Company's net income for the year ended December 31, 2000 was $168,367,000. The Company's statutory capital and surplus totaled $463,905,000 at December 31, 2002 and $1,009,267,000 at December
      31, 2001.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

10.   INCOME TAXES

      The components of the provisions for federal income taxes on pretax income consist of the following:

                                          Net
                                        Realized
                                       Investment
                                         Gains
                                        (Losses)       Operations        Total
                                       ----------      ----------      ---------

                                                     (In thousands)
YEAR ENDED DECEMBER 31, 2002:

  Currently payable                    $  (18,625)     $ (108,060)     $(126,685)
  Deferred                                 (4,409)        133,157        128,748
                                       ----------      ----------      ---------
  Total income tax expense (benefit)   $  (23,034)     $   25,097      $   2,063
                                       ==========      ==========      =========

YEAR ENDED DECEMBER 31, 2001:

  Currently payable                    $  (18,317)     $  (86,841)     $(105,158)
  Deferred                                (17,180)        143,190        126,010
                                       ----------      ----------      ---------
  Total income tax expense (benefit)   $  (35,497)     $   56,349      $  20,852
                                       ==========      ==========      =========

YEAR ENDED DECEMBER 31, 2000:

  Currently payable                    $    2,791      $   (8,473)     $  (5,682)
  Deferred                                 (8,103)        122,230        114,127
                                       ----------      ----------      ---------
Total income tax expense (benefit)     $   (5,312)     $  113,757      $ 108,445
                                       ==========      ==========      =========

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

10.   INCOME TAXES (Continued)

      Income taxes computed at the United States federal income tax rate of 35% and income taxes provided differ as follows:

                                                  Years ended December 31,
                                            -----------------------------------
                                              2002         2001         2000
                                            ---------    ---------    ---------
                                                       (In thousands)

Amount computed at statutory rate           $  12,710    $  42,547    $ 113,406
Increases (decreases) resulting from:
  Amortization of differences between
  book and tax bases of net assets
    acquired                                       --          613          597
  State income taxes, net of federal
    tax benefit                                    --        4,072        9,718
  Dividends received deduction                (10,117)     (13,406)     (10,900)
  Tax credits                                      --      (16,758)      (2,382)
  Other, net                                     (530)       3,784       (1,994)
                                            ---------    ---------    ---------
  Total income tax expense                  $   2,063    $  20,852    $ 108,445
                                            =========    =========    =========

      For United States federal income tax purposes, certain amounts from life insurance operations are accumulated in a memorandum policyholders' surplus account and are taxed only when distributed to shareholders or when such account exceeds prescribed limits. The accumulated policyholders' surplus was $14,300,000 at December 31, 2002. The Company does not anticipate any transactions which would cause any part of this surplus to be taxable.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

10.   INCOME TAXES (Continued)

      Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax reporting purposes. The significant components of the liability for Deferred Income Taxes are as follows:

                                                      December 31,   December 31,
                                                         2002            2001
                                                      ------------   ------------
                                                            (In thousands)

DEFERRED TAX LIABILITIES:

Deferred acquisition costs                             $ 423,823      $ 425,208
State income taxes                                            --          5,978
Other liabilities                                         42,289         24,247
Net unrealized gains on debt and equity
  securities available for sale                            8,885             --
                                                       ---------      ---------
Total deferred tax liabilities                           474,997        455,433
                                                       ---------      ---------
DEFERRED TAX ASSETS:

Investments                                              (13,591)       (23,194)
Contractholder reserves                                  (84,943)      (184,890)
Guaranty fund assessments                                 (3,774)        (3,629)
Deferred income                                          (16,416)       (16,211)
Other assets                                              (4,401)            --
Net unrealized losses on debt and equity
  securities available for sale                               --        (16,539)
                                                       ---------      ---------
Total deferred tax assets                               (123,125)      (244,463)
                                                       ---------      ---------
Deferred income taxes                                  $ 351,872      $ 210,970
                                                       =========      =========

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

11.   RELATED-PARTY MATTERS

      As discussed in Notes 1 and 12, the Company declared a distribution to the Parent, effective January 1, 2002, of 100% of the outstanding common stock of its consolidated subsidiary, Saamsun.

      For the year ended December 31, 2002, the Company paid commissions totaling $59,058,000 to nine affiliated broker-dealers: Royal Alliance Associates, Inc.; SunAmerica Securities, Inc.; Advantage Capital Corporation; FSC Services Corporation; Sentra Securities Corporation; Spelman & Co., Inc.; VALIC Financial Advisors; American General Financial Advisors and Franklin Financial Services Corporation. As discussed in Note 9, Royal Alliance Associates, Inc. was a wholly owned subsidiary of the Company prior to January 1, 2002. For the years ended December 31, 2001 and 2000, the Company paid commissions totaling $40,567,000 and $44,584,000, respectively, to six affiliated broker-dealers: SunAmerica Securities, Inc.; Advantage Capital Corporation; FSC Services Corporation; Sentra Securities Corporation; Spelman & Co., Inc. and VALIC Financial Advisors. These affiliated broker-dealers, distribute a significant portion of the Company's variable annuity products, amounting to approximately 31.2%, 26.0% and 33.8% of deposits for each of the respective periods. Of the Company's mutual fund sales, 26.3% and 33.6% were distributed by these affiliated broker-dealers for the years ended December 31, 2001 and 2000.

      Pursuant to a cost allocation agreement, the Company purchases administrative, investment management, accounting, marketing and data processing services from its Parent, SAI and AIG. Amounts paid for such services totaled $119,981,000 for the year ended December 31, 2002, $130,178,000 for the year ended December 31, 2001 and $132,034,000 for the year ended December 31, 2000. The component of such costs which relate to the production or acquisition of new business during these periods amounted to $49,004,000, $68,757,000 and $61,954,000, respectively, and is deferred and amortized as part of deferred acquisition costs. The other components of such costs are included in general and administrative expenses in the Statement of Income.

      The Company paid $790,000 and $219,000 of management fees to an affiliate of the Company to administer its securities lending program for the years ended December 31, 2002 and 2001, respectively (see Note 2).

      On June 10, 2002, the Company entered into a profit sharing agreement with AIG SunAmerica Asset Management Corp. ("SAAMCO"), a former subsidiary of the Company and registered investment advisor, whereby SAAMCO will contribute to the Company on a quarterly basis its profits earned in connection with its role as investment advisor and/or business manager to several open-end investment management companies registered under the Investment Company Act of 1940, as amended, that fund the variable investment options available to investors through the Company's variable annuity contracts (the "SAAMCO Agreement"). The SAAMCO Agreement is retroactive to January 1, 2002. Variable annuity fees of $62,562,000 were included in the statement of income and comprehensive income relating to the SAAMCO Agreement for the year ended December 31, 2002. Of this amount $57,745,000 has been paid to the Company in 2002 and $4,817,000 remains a receivable from SAAMCO at December 31, 2002.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

10.   RELATED-PARTY MATTERS (Continued)

      On September 26, 2001, the Company entered into a short-term financing arrangement with SAI, whereby the Company has the right to borrow up to $500,000,000 from SAI. Any advances made by SAI under this agreement must be repaid within 30 days. No borrowings were outstanding under this agreement at December 31, 2002 or December 31, 2001.

      On December 19, 2001, the Company entered into a short-term financing arrangement with SAI, whereby SAI has the right to borrow up to $500,000,000 from the Company. Any advances made by the Company under this agreement must be repaid within 30 days. At December 31, 2002, $50,000,000 was due to the Company under this agreement. This receivable was collected in January 2003 and was included in due from affiliates on the balance sheet at December 31, 2002. At December 31, 2001, $75,000,000 was due to the Company under this agreement. This receivable was collected in January 2002 and was included in due from affiliates on the consolidated balance sheet at December 31, 2001.

      On September 26, 2001, the Company entered into a short-term financing arrangement with an affiliate, SunAmerica Investments, Inc., whereby the Company has the right to borrow up to $500,000,000 from SunAmerica Investments, Inc. Any advances made by SunAmerica Investments, Inc. under this agreement must be repaid within 30 days. No borrowings were outstanding under this agreement at December 31, 2002 or December 31, 2001.

      On December 19, 2001, the Company entered into a short-term financing arrangement with an affiliate, SunAmerica Investments, Inc., whereby SunAmerica Investments, Inc. has the right to borrow up to $500,000,000 from the Company. Any advances made by the Company under this agreement must be repaid within 30 days. No borrowings were outstanding under this agreement at December 31, 2002 or December 31, 2001.

      During the year ended December 31, 2000, the Company sold various invested assets to the Parent for cash equal to their current market value of $6,362,000.

      During the year ended December 31, 2000, FSA transferred $16,741,000 of cash to the Company related to policy enhancements on the New York Business from the Acquisition (see Note 3). During the year ended December 31, 2000, the Company transferred $20,055,000 of cash to the Parent related to policy enhancements granted to annuity policyholders who converted their MBL Life policies to policies of the Parent (see Note 3).

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

12.   BUSINESS SEGMENTS

      As a result of the distribution of Saamsun to the Parent on January 1, 2002, the Company has one business segment in 2002, annuity operations (see Note 9). Prior to January 1, 2002, the Company had three business segments: annuity operations, asset management operations and broker-dealer operations. The accounting policies of the segments are the same as those described in Note 2 - Summary of Significant Accounting Policies. The Company evaluates performance based on profit or loss from operations before income taxes. There were no intersegment revenues for the years ended December 31, 2001 and 2000. Substantially all of the Company's revenues are derived from the United States. The Parent makes expenditures for long-lived assets for the Company and allocates depreciation of such assets to the Company.

      Products for the annuity operations and asset management operations are marketed through affiliated and independent broker-dealers, full-service securities firms and financial institutions. One independent selling organization in the annuity operations represented 11.9% of sales in the year ended December 31, 2002, 12.2% of sales in the year ended December 31, 2001 and 16.9% of sales in the year ended December 31, 2000. No other independent selling organization was responsible for 10% or more of sales for any such period. For the years ended December 31, 2001 and 2000, there was no single independent selling organization that accounted for 10% or more of sales in the asset management operations. Registered representatives sell products offered by the broker-dealer operations. Revenue from any single registered representative or group of registered representatives do not compose a material percentage of total revenues in the broker-dealer operations for the years ended December 31, 2001 and 2000.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

12.   BUSINESS SEGMENTS (Continued)

      Summarized data for the Company's business segments follow:

                                                    Asset          Broker-
                                   Annuity        Management       Dealer
                                  Operations      Operations     Operations       Total
                                 ------------    ------------   ------------   ------------
                                                       (In thousands)
YEAR ENDED DECEMBER 31, 2002:

    Investment income            $    390,086    $         --   $         --   $    390,086
    Interest expense                 (246,791)             --             --       (246,791)
                                 ------------    ------------   ------------   ------------
    Net investment income             143,295              --             --        143,295

    Net realized investment
      losses                          (65,811)             --             --        (65,811)

    Variable annuity fees             318,061              --             --        318,061
    Universal life insurance
      fees, net                        20,537              --             --         20,537
    Surrender charges                  32,507              --             --         32,507
    Other fees                          3,305              --             --          3,305
                                 ------------    ------------   ------------   ------------
    Total fee income                  374,410              --             --        374,410

    General and administrative
      expenses                       (101,839)             --             --       (101,839)

    Amortization of deferred
      acquisition costs              (187,860)             --             --       (187,860)

    Annual commissions                (58,389)             --             --        (58,389)

    Guaranteed minimum death
      benefits, net of
      reinsurance recoveries          (67,492)             --             --        (67,492)
                                 ------------    ------------   ------------   ------------
    Pretax income before
      cumulative effect of
      accounting change          $     36,314    $         --   $         --   $     36,314
                                 ============    ============   ============   ============

    Total assets                 $ 23,538,832    $         --   $         --   $ 23,538,832
                                 ============    ============   ============   ============
    Expenditures for
    long-lived assets            $         --    $         --   $         --   $         --
                                 ============    ============   ============   ============

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

12.   BUSINESS SEGMENTS (Continued)

                                                    Asset          Broker-
                                   Annuity        Management       Dealer
                                  Operations      Operations     Operations       Total
                                 ------------    ------------   ------------   ------------
                                                       (In thousands)
YEAR ENDED DECEMBER 31, 2001:

Investment income                $    359,655    $     14,988   $        570   $    375,213
Interest expense                    (241,444)          (4,115)          (360)      (245,919)
                                 ------------    ------------   ------------   ------------
Net investment income                 118,211          10,873            210        129,294


Net realized investment
  losses                              (59,784)        (32,927)            --        (92,711)


Variable annuity fees                 350,378          11,499             --        361,877
Net retained commissions                   --           2,210         45,362         47,572
Asset management fees                      --          63,529             --         63,529
Universal life insurance
  fees, net                            18,909              --             --         18,909
Surrender charges                      24,911              --             --         24,911
Other fees                              3,626           9,350          1,575         14,551
                                 ------------    ------------   ------------   ------------
Total fee income                      397,824          86,588         46,937        531,349

General and administrative
  expenses                            (93,020)        (27,430)       (29,486)      (149,936)

Amortization of deferred
  acquisition costs                  (144,273)        (76,043)            --       (220,316)

Annual commissions                    (58,278)             --             --        (58,278)

Guaranteed minimum death
  benefits, net of
  reinsurance recoveries              (17,839)             --             --        (17,839)
                                 ------------    ------------   ------------   ------------
Pretax income before
  cumulative effect of
  accounting change              $    142,841    $    (38,939)  $     17,661   $    121,563
                                 ============    ============   ============   ============

Total assets                     $ 26,207,279    $    659,876   $     72,950   $ 26,940,105
                                 ============    ============   ============   ============
Expenditures for
long-lived assets                $         --    $        614   $        608   $      1,222
                                 ============    ============   ============   ============

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

13.   BUSINESS SEGMENTS (Continued)

                                                    Asset          Broker-
                                   Annuity        Management       Dealer
                                  Operations      Operations     Operations       Total
                                 ------------    ------------   ------------   ------------
                                                       (In thousands)
YEAR ENDED DECEMBER 31, 2000:

Investment income                $    388,368    $      9,800   $      1,187   $    399,355
Interest expense                     (260,709)         (3,784)          (360)      (264,853)
                                 ------------    ------------   ------------   ------------
Net investment income                 127,659           6,016            827        134,502


Net realized investment
  losses                              (15,177)             --             --        (15,177)


Variable annuity fees                 385,436          15,059             --        400,495
Net retained commissions                   --           3,878         58,324         62,202
Asset management fees                      --          73,922             --         73,922
Universal life insurance
  fees, net                            20,258              --             --         20,258
Surrender charges                      20,963              --             --         20,963
Other fees                              3,832           6,708          2,419         12,959
                                 ------------    ------------   ------------   ------------
Total fee income                      430,489          99,567         60,743        590,799

General and administrative
  expenses                           (102,849)        (36,106)       (32,058)      (171,013)

Amortization of deferred
  acquisition costs                  (125,035)        (32,972)            --       (158,007)

Annual commissions                    (56,473)             --             --        (56,473)

Guaranteed minimum death
  benefits, net of
  reinsurance recoveries                 (614)             --             --           (614)
                                 ------------    ------------   ------------   ------------
Pretax income before
  cumulative effect of
  accounting change              $    258,000    $     36,505   $     29,512   $    324,017
                                 ============    ============   ============   ============

Total assets                     $ 26,908,888    $    199,075   $     81,515   $ 27,189,478
                                 ============    ============   ============   ============
Expenditures for
long-lived assets                $         --    $        454   $      1,600   $      2,054
                                 ============    ============   ============   ============

                        REPORT OF INDEPENDENT ACCOUNTANTS


To the Board of Directors of AIG SunAmerica Life Assurance Company and the Contractholders of its separate account, Variable Annuity Account Seven


In our opinion, the accompanying statement of net assets, including the schedule of portfolio investments, and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the Variable Accounts constituting Variable Annuity Account Seven, a separate account of AIG SunAmerica Life Assurance Company (formerly, Anchor National Life Insurance Company) (the "Separate Account"), at April 30, 2002, and the results of each of their operations for the year then ended, and the changes in each of their net assets for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Separate Account's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities owned at April 30, 2002 by correspondence with the custodian, provide a reasonable basis for our opinion.




June 21, 2002

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF NET ASSETS
                                 APRIL 30, 2002


                                                    Government
                                       Capital         and                     Aggressive     Alliance       Asset        Blue Chip
                                     Appreciation  Quality Bond    Growth        Growth        Growth      Allocation      Growth
                                      Portfolio     Portfolio     Portfolio     Portfolio     Portfolio     Portfolio     Portfolio
                                     -----------------------------------------------------------------------------------------------
Assets:
  Investments in Anchor Series
     Trust, at market value          $50,711,970   $56,444,402   $31,805,872   $         0   $         0   $         0   $         0
  Investments in SunAmerica
     Series Trust, at market
     value                                     0             0             0    13,297,839    97,221,210    13,635,471       679,101
  Investments in Van Kampen Life
     Investment Trust, at market
     value                                     0             0             0             0             0             0             0

Liabilities                                    0             0             0             0             0             0             0
                                     -----------------------------------------------------------------------------------------------

Net Assets                           $50,711,970   $56,444,402   $31,805,872   $13,297,839   $97,221,210   $13,635,471   $   679,101
                                     ===============================================================================================

Accumulation units outstanding         3,065,679     3,705,363     1,992,150     1,103,249     5,535,320       871,609       120,407
                                     ===============================================================================================

Contracts with total expenses of
  0.85%(1):
  Net Assets                         $    28,478   $    38,957   $    35,365   $     4,976   $    17,771   $        --   $        --
  Accumulation units outstanding           3,904         3,422         4,575           980         3,136            --            --
  Unit value of accumulation units   $      7.30   $     11.38   $      7.73   $      5.08   $      5.67   $        --   $        --

Contracts with total expenses of
  0.85%(2):
  Net Assets                         $19,823,164   $ 5,096,509   $ 9,996,106   $ 1,608,752   $18,364,135   $ 2,360,575   $   619,133
  Accumulation units outstanding       2,010,220       429,130     1,102,754       207,493     2,695,963       245,567       109,746
  Unit value of accumulation units   $      9.86   $     11.88   $      9.06   $      7.75   $      6.81   $      9.61   $      5.64

Contracts with total expenses
  of 1.10%:
  Net Assets                         $ 1,104,896   $   265,035   $   500,704   $    11,550   $   757,531   $   221,763   $    59,968
  Accumulation units outstanding         112,490        22,384        55,407         1,492       111,553        23,126        10,661
  Unit value of accumulation units   $      9.82   $     11.84   $      9.04   $      7.74   $      6.79   $      9.59   $      5.62

Contracts with total expenses
  of 1.25%:
  Net Assets                         $29,755,432   $51,043,901   $21,273,697   $11,672,561   $78,081,773   $11,053,133   $        --
  Accumulation units outstanding         939,065     3,250,427       829,414       893,284     2,724,668       602,916            --
  Unit value of accumulation units   $     31.69   $     15.70   $     25.65   $     13.07   $     28.66   $     18.33   $        --

(1) Offered in Polaris Plus product.

(2) Offered in Polaris II Asset Manager and Polaris II A-Class products.

                See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF NET ASSETS
                                 APRIL 30, 2002
                                   (Continued)

                                                                   Davis
                                        Cash        Corporate     Venture       "Dogs" of     Emerging       Equity        Equity
                                     Management        Bond        Value       Wall Street     Markets       Income         Index
                                      Portfolio     Portfolio     Portfolio     Portfolio     Portfolio     Portfolio     Portfolio
                                     -----------------------------------------------------------------------------------------------
Assets:
  Investments in Anchor Series
     Trust, at market value          $         0   $         0   $         0   $         0   $         0   $         0   $         0
  Investments in SunAmerica Series
     Trust, at market value           26,214,963    12,670,300    56,606,074     7,507,418     5,654,737     8,280,359    47,100,945
  Investments in Van Kampen Life
     Investment Trust, at market
     value                                     0             0             0             0             0             0             0

Liabilities                                    0             0             0             0             0             0             0
                                     -----------------------------------------------------------------------------------------------

Net Assets                           $26,214,963   $12,670,300   $56,606,074   $ 7,507,418   $ 5,654,737   $ 8,280,359   $47,100,945
                                     ===============================================================================================


Accumulation units outstanding         2,019,793       934,852     4,325,979       727,879       739,403       790,453     5,913,603
                                     ===============================================================================================


Contracts with total expenses of
  0.85%(1):
  Net Assets                         $    31,788   $     2,680   $    36,865   $        --   $     7,983   $     2,548   $     6,533
  Accumulation units outstanding           3,026           255         4,088            --           797           246           907
  Unit value of accumulation units   $     10.51   $     10.52   $      9.02   $        --   $     10.01   $     10.38   $      7.20

Contracts with total expenses of
  0.85%(2):
  Net Assets                         $ 1,871,950   $ 2,361,462   $32,414,989   $   800,677   $ 1,174,244   $        --   $        --
  Accumulation units outstanding         171,876       208,179     3,277,861        69,011       132,773            --            --
  Unit value of accumulation units   $     10.89   $     11.34   $      9.89   $     11.60   $      8.84   $        --   $        --

Contracts with total expenses of
  1.10%:
  Net Assets                         $    63,774   $   461,325   $ 1,655,836   $    11,633   $    59,332   $        --   $        --
  Accumulation units outstanding           5,858        40,808       167,991         1,004         6,718            --            --
  Unit value of accumulation units   $     10.89   $     11.30   $      9.86   $     11.59   $      8.83   $        --   $        --

Contracts with total expenses of
  1.25%:
  Net Assets                         $24,247,451   $ 9,844,833   $22,498,384   $ 6,695,108   $ 4,413,178   $ 8,277,811   $47,094,412
  Accumulation units outstanding       1,839,033       685,610       876,039       657,864       599,115       790,207     5,912,696
  Unit value of accumulation units   $     13.18   $     14.36   $     25.68   $     10.18   $      7.37   $     10.48   $      7.97

(1) Offered in Polaris Plus product.

(2) Offered in Polaris II Asset Manager and Polaris II A-Class products.

                See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF NET ASSETS
                                 APRIL 30, 2002
                                   (Continued)

                                                                                Goldman
                                      Federated      Global        Global        Sachs         Growth-       Growth      High-Yield
                                        Value         Bond        Equities      Research       Income     Opportunities     Bond
                                      Portfolio     Portfolio     Portfolio     Portfolio     Portfolio     Portfolio     Portfolio
                                     -----------------------------------------------------------------------------------------------
Assets:
  Investments in Anchor Series
     Trust, at market value          $         0   $         0   $         0   $         0   $         0   $         0   $         0
  Investments in SunAmerica Series
     Trust, at market value           12,456,497     8,628,048    14,260,497       534,501    81,959,764       379,270     6,337,878
  Investments in Van Kampen Life
     Investment Trust, at market
     value                                     0             0             0             0             0             0             0

Liabilities                                    0             0             0             0             0             0             0
                                     -----------------------------------------------------------------------------------------------

Net Assets                           $12,456,497   $ 8,628,048   $14,260,497   $   534,501   $81,959,764   $   379,270   $ 6,337,878
                                     ===============================================================================================


Accumulation units outstanding           968,846       560,409     1,238,372        87,811     4,836,055        75,698       556,317
                                     ===============================================================================================


Contracts with total expenses of
  0.85%(1):
  Net Assets                         $        --   $     4,805   $    13,887   $        --   $    13,912   $        --   $     4,877
  Accumulation units outstanding              --           446         1,959            --         1,872            --           539
  Unit value of accumulation units   $        --   $     10.76   $      7.09   $        --   $      7.43   $        --   $      9.05

Contracts with total expenses of
  0.85%(2):
  Net Assets                         $ 4,624,572   $   517,329   $ 4,443,197   $   489,183   $18,587,599   $   379,242   $ 1,595,125
  Accumulation units outstanding         469,139        45,752       628,393        80,348     2,296,734        75,693       182,420
  Unit value of accumulation units   $      9.86   $     11.31   $      7.07   $      6.09   $      8.09   $      5.01   $      8.74

Contracts with total expenses of
  1.10%:
  Net Assets                         $   214,790   $    47,360   $    68,301   $    45,318   $   864,431   $        28   $    44,618
  Accumulation units outstanding          21,853         4,201         9,687         7,463       107,132             5         5,112
  Unit value of accumulation units   $      9.83   $     11.27   $      7.05   $      6.07   $      8.07   $      5.24   $      8.73

Contracts with total expenses of
  1.25%:
  Net Assets                         $ 7,617,135   $ 8,058,554   $ 9,735,112   $        --   $62,493,822   $        --   $ 4,693,258
  Accumulation units outstanding         477,854       510,010       598,333            --     2,430,317            --       368,246
  Unit value of accumulation units   $     15.94   $     15.80   $     16.27   $        --   $     25.71   $        --   $     12.74

(1) Offered in Polaris Plus product.

(2) Offered in Polaris II Asset Manager and Polaris II A-Class products.

                See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF NET ASSETS
                                 APRIL 30, 2002
                                   (Continued)

                                    International International
                                     Diversified    Growth &     MFS Growth     MFS Mid-      MFS Total      Putnam         Real
                                      Equities       Income       & Income     Cap Growth      Return        Growth        Estate
                                      Portfolio     Portfolio     Portfolio     Portfolio     Portfolio     Portfolio     Portfolio
                                    ------------------------------------------------------------------------------------------------
Assets:
  Investments in Anchor Series
     Trust, at market value          $         0   $         0   $         0   $         0   $         0   $         0   $         0
  Investments in SunAmerica Series
     Trust, at market value            5,524,611    14,502,139     8,539,104     3,871,747    17,418,122    38,564,294     4,325,632
  Investments in Van Kampen Life
     Investment Trust, at market
     value                                     0             0             0             0             0             0             0

Liabilities                                    0             0             0             0             0             0             0
                                     -----------------------------------------------------------------------------------------------

Net Assets                           $ 5,524,611   $14,502,139   $ 8,539,104   $ 3,871,747   $17,418,122   $38,564,294   $ 4,325,632
                                     ===============================================================================================


Accumulation units outstanding           616,557     1,529,262     1,038,423       468,320     1,469,115     2,811,912       340,849
                                     ===============================================================================================


Contracts with total expenses of
  0.85%(1):
  Net Assets                         $        --   $     6,158   $        --   $        --   $        --   $     7,324   $    12,854
  Accumulation units outstanding              --           807            --            --            --         1,209         1,034
  Unit value of accumulation units   $        --   $      7.63   $        --   $        --   $        --   $      6.06   $     12.43

Contracts with total expenses of
  0.85%(2):
  Net Assets                         $ 1,437,038   $ 7,715,564   $ 7,996,899   $ 3,661,650   $16,303,637   $ 6,268,121   $   997,954
  Accumulation units outstanding         216,629       907,962       972,320       442,836     1,374,837       953,847        69,705
  Unit value of accumulation units   $      6.63   $      8.50   $      8.22   $      8.27   $     11.86   $      6.57   $     14.32

Contracts with total expenses of
  1.10%:
  Net Assets                         $    12,850   $   172,084   $   542,205   $   210,097   $ 1,114,485   $   165,502   $    13,258
  Accumulation units outstanding           1,943        20,303        66,103        25,484        94,278        25,257           928
  Unit value of accumulation units   $      6.61   $      8.48   $      8.20   $      8.24   $     11.82   $      6.55   $     14.28

Contracts with total expenses of
  1.25%:
  Net Assets                         $ 4,074,723   $ 6,608,333   $        --   $        --   $        --   $32,123,347   $ 3,301,566
  Accumulation units outstanding         397,985       600,190            --            --            --     1,831,599       269,182
  Unit value of accumulation units   $     10.24   $     11.01   $        --   $        --   $        --   $     17.54   $     12.27

(1) Offered in Polaris Plus product.

(2) Offered in Polaris II Asset Manager and Polaris II A-Class products.

                See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF NET ASSETS
                                 APRIL 30, 2002
                                   (Continued)


                                          Small
                                         Company       SunAmerica                       Telecom         Worldwide
                                          Value         Balanced       Technology       Utility        High Income       Comstock
                                        Portfolio       Portfolio       Portfolio       Portfolio       Portfolio       Portfolio
                                       -------------------------------------------------------------------------------------------
Assets:
  Investments in Anchor Series
     Trust, at market value            $         0     $         0     $         0     $         0     $         0     $         0
  Investments in SunAmerica Series
     Trust, at market value              7,626,802      71,012,625         123,314       5,128,284       2,214,342               0
  Investments in Van Kampen Life
     Investment Trust, at market
     value                                       0               0               0               0               0       4,904,860

Liabilities                                      0               0               0               0               0               0
                                       -------------------------------------------------------------------------------------------

Net Assets                             $ 7,626,802     $71,012,625     $   123,314     $ 5,128,284     $ 2,214,342     $ 4,904,860
                                       ===========================================================================================


Accumulation units outstanding             459,017       5,247,157          49,194         501,860         166,212         489,178
                                       ===========================================================================================


Contracts with total expenses of
  0.85%(1):
  Net Assets                           $    11,686     $    17,979     $        --     $        --     $        --     $        --
  Accumulation units outstanding             1,010           2,546              --              --              --              --
  Unit value of accumulation units     $     11.57     $      7.06     $        --     $        --     $        --     $        --

Contracts with total expenses of
  0.85%(2):
  Net Assets                           $        --     $ 5,166,808     $   115,354     $   565,213     $   411,269     $ 4,601,651
  Accumulation units outstanding                --         632,064          46,009          77,161          42,247         458,910
  Unit value of accumulation units     $        --     $      8.17     $      2.51     $      7.33     $      9.73     $     10.03

Contracts with total expenses of
  1.10%:
  Net Assets                           $        --     $   159,697     $     7,960     $    25,124     $    33,822     $   303,209
  Accumulation units outstanding                --          19,591           3,185           3,437           3,483          30,268
  Unit value of accumulation units     $        --     $      8.15     $      2.50     $      7.31     $      9.71     $     10.02

Contracts with total expenses of
  1.25%:
  Net Assets                           $ 7,615,116     $65,668,141     $        --     $ 4,537,947     $ 1,769,251     $        --
  Accumulation units outstanding           458,007       4,592,956              --         421,262         120,482              --
  Unit value of accumulation units     $     16.63     $     14.30     $        --     $     10.77     $     14.68     $        --

(1) Offered in Polaris Plus product.

(2) Offered in Polaris II Asset Manager and Polaris II A-Class products.

                See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF NET ASSETS
                                 APRIL 30, 2002
                                   (Continued)


                                                        Emerging         Growth &
                                                         Growth           Income
                                                        Portfolio        Portfolio          TOTAL
                                                       ----------------------------------------------
Assets:
  Investments in Anchor Series Trust,
      at market value                                  $          0     $          0     $138,962,244
  Investments in SunAmerica Series Trust,
     at market value                                              0                       592,275,888
  Investments in Van Kampen Life Investment Trust,
     at market value                                        614,792        2,253,232        7,772,884

Liabilities                                                       0                0                0
                                                       ----------------------------------------------

Net Assets                                             $    614,792     $  2,253,232     $739,011,016
                                                       ==============================================


Accumulation units outstanding                               65,032          208,564
                                                       =============================


Contracts with total expenses of 0.85%(1):
  Net Assets                                           $         --     $         --
  Accumulation units outstanding                                 --               --
  Unit value of accumulation units                     $         --     $         --

Contracts with total expenses of 0.85%(2):
  Net Assets                                           $    487,365     $  2,024,612
  Accumulation units outstanding                             51,578          187,349
  Unit value of accumulation units                     $       9.45     $      10.81

Contracts with total expenses of 1.10%:
  Net Assets                                           $    127,427     $    228,620
  Accumulation units outstanding                             13,454           21,215
  Unit value of accumulation units                     $       9.47     $      10.78

Contracts with total expenses of 1.25%:
  Net Assets                                           $         --     $         --
  Accumulation units outstanding                                 --               --
  Unit value of accumulation units                     $         --     $         --

(1) Offered in Polaris Plus product.

(2) Offered in Polaris II Asset Manager and Polaris II A-Class products.

                See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                        SCHEDULE OF PORTFOLIO INVESTMENTS
                                 APRIL 30, 2002


                                                                      Market Value       Market
Variable Accounts                                        Shares        Per Share          Value             Cost
--------------------------------------------------------------------------------------------------------------------
ANCHOR SERIES TRUST:
     Capital Appreciation Portfolio                     1,836,319     $      27.62     $ 50,711,970     $ 74,895,007
     Government and Quality Bond Portfolio              3,743,164            15.08       56,444,402       53,287,661
     Growth Portfolio                                   1,356,552            23.45       31,805,872       43,438,282
                                                                                       ------------     ------------
                                                                                        138,962,244      171,620,950
                                                                                       ------------     ------------
SUNAMERICA SERIES TRUST:
     Aggressive Growth Portfolio                        1,539,167             8.64       13,297,839       25,599,869
     Alliance Growth Portfolio                          5,442,357            17.86       97,221,210      169,104,670
     Asset Allocation Portfolio                         1,067,513            12.77       13,635,471       15,269,320
     Blue Chip Growth Portfolio                           108,671             6.25          679,101          783,829
     Cash Management Portfolio                          2,360,418            11.11       26,214,963       26,018,589
     Corporate Bond Portfolio                           1,116,609            11.35       12,670,300       12,579,992
     Davis Venture Value Portfolio                      2,729,393            20.74       56,606,074       68,115,892
     "Dogs" of Wall Street Portfolio                      766,690             9.79        7,507,418        7,205,324
     Emerging Markets Portfolio                           761,592             7.42        5,654,737        6,045,200
     Equity Income Portfolio                              756,038            10.95        8,280,359        8,121,713
     Equity Index Portfolio                             5,145,237             9.15       47,100,945       59,224,990
     Federated Value Portfolio                            847,435            14.70       12,456,497       13,569,284
     Global Bond Portfolio                                810,019            10.65        8,628,048        8,970,123
     Global Equities Portfolio                          1,371,568            10.40       14,260,497       23,305,680
     Goldman Sachs Research Portfolio                      84,904             6.30          534,501          678,041
     Growth-Income Portfolio                            3,867,712            21.19       81,959,764      110,567,595
     Growth Opportunities Portfolio                        71,862             5.28          379,270          553,689
     High-Yield Bond Portfolio                            896,385             7.07        6,337,878        8,270,518
     International Diversified Equities Portfolio         723,984             7.63        5,524,611        8,202,890
     International Growth & Income Portfolio            1,503,049             9.65       14,502,139       17,581,042
     MFS Growth & Income Portfolio                        820,022            10.41        8,539,104       10,220,470
     MFS Mid-Cap Growth Portfolio                         451,143             8.58        3,871,747        6,517,882
     MFS Total Return Portfolio                         1,106,462            15.74       17,418,122       17,257,220
     Putnam Growth Portfolio                            2,742,557            14.06       38,564,294       64,081,124
     Real Estate Portfolio                                370,995            11.66        4,325,632        3,768,477
     Small Company Value Portfolio                        629,257            12.12        7,626,802        6,774,147
     SunAmerica Balanced Portfolio                      5,219,409            13.61       71,012,625       91,548,958
     Technology Portfolio                                  45,401             2.72          123,314          207,035
     Telecom Utility Portfolio                            525,819             9.75        5,128,284        7,379,486
     Worldwide High Income Portfolio                      284,179             7.79        2,214,342        2,708,141
                                                                                       -----------------------------
                                                                                        592,275,888      800,231,190
                                                                                       -----------------------------
VAN KAMPEN LIFE INVESTMENT TRUST:
     Comstock Portfolio                                   442,278            11.09        4,904,860        5,037,414
     Emerging Growth Portfolio                             23,783            25.85          614,792          643,478
     Growth & Income Portfolio                            139,088            16.20        2,253,232        2,222,693
                                                                                       ------------     ------------
                                                                                          7,772,884        7,903,585
                                                                                       ------------     ------------
                                                                                       $739,011,016     $979,755,725
                                                                                       ============     ============


                See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2002


                                                Government
                                    Capital        and                        Aggressive     Alliance        Asset       Blue Chip
                                 Appreciation  Quality Bond      Growth        Growth         Growth       Allocation      Growth
                                   Portfolio     Portfolio     Portfolio      Portfolio      Portfolio      Portfolio    Portfolio
                                 -------------------------------------------------------------------------------------------------
Investment income:
  Dividends and capital gains
    distributions                $ 11,915,535   $ 2,356,829   $  4,503,720   $  3,671,002   $ 10,879,734   $   750,415   $     263
                                 -------------------------------------------------------------------------------------------------
    Total investment income        11,915,535     2,356,829      4,503,720      3,671,002     10,879,734       750,415         263
                                 -------------------------------------------------------------------------------------------------

Expenses:
  Mortality and expense risk
    charge                           (476,317)     (578,682)      (307,750)      (157,634)    (1,120,950)     (141,572)     (3,228)
  Distribution expense charge         (74,765)      (80,829)       (46,397)       (22,477)      (163,039)      (20,229)       (682)
                                 -------------------------------------------------------------------------------------------------
    Total expenses                   (551,082)     (659,511)      (354,147)      (180,111)    (1,283,989)     (161,801)     (3,910)
                                 -------------------------------------------------------------------------------------------------

Net investment income (loss)       11,364,453     1,697,318      4,149,573      3,490,891      9,595,745       588,614      (3,647)
                                 -------------------------------------------------------------------------------------------------

Net realized gains (losses)
  from securities transactions:
  Proceeds from shares sold         2,444,703     5,127,174      1,424,795      2,328,696      7,676,117     1,785,456      41,692
  Cost of shares sold              (3,366,128)   (4,911,693)    (1,863,149)    (3,929,911)   (12,066,628)   (1,978,115)    (47,999)
                                 -------------------------------------------------------------------------------------------------

Net realized gains (losses)
  from securities transactions       (921,425)      215,481       (438,354)    (1,601,215)    (4,390,511)     (192,659)     (6,307)
                                 -------------------------------------------------------------------------------------------------

Net unrealized appreciation
  (depreciation) of
  investments:
  Beginning of period              (5,510,180)    2,089,429     (3,979,714)    (5,988,480)   (42,004,409)     (687,131)    (12,626)
  End of period                   (24,183,037)    3,156,741    (11,632,410)   (12,302,030)   (71,883,460)   (1,633,849)   (104,728)
                                 -------------------------------------------------------------------------------------------------

Change in net unrealized
  appreciation (depreciation)
  of investments                  (18,672,857)    1,067,312     (7,652,696)    (6,313,550)   (29,879,051)     (946,718)    (92,102)
                                 -------------------------------------------------------------------------------------------------

Increase (decrease) in net
  assets from operations         $ (8,229,829)  $ 2,980,111   $ (3,941,477)  $ (4,423,874)  $(24,673,817)  $  (550,763)  $(102,056)
                                 =================================================================================================

                See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2002
                                   (Continued)


                                                                 Davis
                                      Cash        Corporate      Venture       "Dogs" of     Emerging      Equity        Equity
                                   Management       Bond          Value       Wall Street     Markets      Income         Index
                                   Portfolio      Portfolio     Portfolio      Portfolio     Portfolio    Portfolio     Portfolio
                                  ------------------------------------------------------------------------------------------------
Investment income:
  Dividends and capital gains
    distributions                 $  1,083,032   $   636,619   $  8,114,922   $   148,173   $    75,848   $ 135,000   $    861,552
                                  ------------------------------------------------------------------------------------------------
    Total investment income          1,083,032       636,619      8,114,922       148,173        75,848     135,000        861,552
                                  ------------------------------------------------------------------------------------------------

Expenses:
  Mortality and expense risk
    charge                            (293,692)     (118,712)      (445,668)      (72,784)      (50,037)    (88,807)      (568,382)
  Distribution expense charge          (40,810)      (17,144)       (75,743)      (10,216)       (7,469)    (12,111)       (77,508)
                                  ------------------------------------------------------------------------------------------------
    Total expenses                    (334,502)     (135,856)      (521,411)      (83,000)      (57,506)   (100,918)      (645,890)
                                  ------------------------------------------------------------------------------------------------

Net investment income (loss)           748,530       500,763      7,593,511        65,173        18,342      34,082        215,662
                                  ------------------------------------------------------------------------------------------------

Net realized gains (losses) from
  securities transactions:
  Proceeds from shares sold         10,845,469     1,983,409      1,794,577     1,147,417     2,931,947     423,479      3,852,070
  Cost of shares sold              (10,768,712)   (1,986,762)    (2,133,811)   (1,158,461)   (3,717,905)   (412,233)    (4,555,022)
                                  ------------------------------------------------------------------------------------------------

Net realized gains (losses) from
  securities transactions               76,757        (3,353)      (339,234)      (11,044)     (785,958)     11,246       (702,952)
                                  ------------------------------------------------------------------------------------------------

Net unrealized appreciation
  (depreciation) of investments:
  Beginning of period                  657,594        25,864        131,894      (149,886)   (1,601,127)    570,451     (4,600,594)
  End of period                        196,374        90,308    (11,509,818)      302,094      (390,463)    158,646    (12,124,045)
                                  ------------------------------------------------------------------------------------------------

Change in net unrealized
  appreciation (depreciation) of
  investments                         (461,220)       64,444    (11,641,712)      451,980     1,210,664    (411,805)    (7,523,451)
                                  ------------------------------------------------------------------------------------------------

Increase (decrease) in net
  assets from operations          $    364,067   $   561,854   $ (4,387,435)  $   506,109   $   443,048   $(366,477)  $ (8,010,741)
                                  ================================================================================================


                See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2002
                                   (Continued)

                                                                           Goldman
                                    Federated     Global       Global       Sachs        Growth-       Growth       High-Yield
                                      Value        Bond       Equities     Research       Income    Opportunities      Bond
                                    Portfolio    Portfolio    Portfolio    Portfolio    Portfolio     Portfolio      Portfolio
                                   --------------------------------------------------------------------------------------------
Investment income:
  Dividends and capital gains
    distributions                  $   417,550   $ 782,962   $ 2,469,056   $       0   $  5,195,846   $      43     $   817,834
                                   --------------------------------------------------------------------------------------------
      Total investment income          417,550     782,962     2,469,056           0      5,195,846          43         817,834
                                   --------------------------------------------------------------------------------------------

Expenses:
  Mortality and expense risk
    charge                            (109,071)    (93,208)     (148,629)     (2,908)      (875,829)     (2,576)        (62,381)
  Distribution expense charge          (16,768)    (12,923)      (22,697)       (613)      (129,409)       (552)         (9,161)
                                   --------------------------------------------------------------------------------------------
      Total expenses                  (125,839)   (106,131)     (171,326)     (3,521)    (1,005,238)     (3,128)        (71,542)
                                   --------------------------------------------------------------------------------------------

Net investment income (loss)           291,711     676,831     2,297,730      (3,521)     4,190,608      (3,085)        746,292
                                   --------------------------------------------------------------------------------------------

Net realized gains (losses) from
  securities transactions:
  Proceeds from shares sold            668,407     819,274     1,404,343      37,977      5,631,688      69,229       1,095,804
  Cost of shares sold                 (725,888)   (835,475)   (2,100,947)    (44,892)    (7,142,745)    (97,982)     (1,400,813)
                                   --------------------------------------------------------------------------------------------

Net realized gains (losses) from
    securities transactions            (57,481)    (16,201)     (696,604)     (6,915)    (1,511,057)    (28,753)       (305,009)
                                   --------------------------------------------------------------------------------------------

Net unrealized appreciation
  (depreciation) of investments:
  Beginning of period                   12,171     128,152    (4,263,345)    (14,905)   (11,500,608)    (91,112)     (1,101,020)
  End of period                     (1,112,787)   (342,075)   (9,045,183)   (143,540)   (28,607,831)   (174,419)     (1,932,640)
                                   --------------------------------------------------------------------------------------------

Change in net unrealized
  appreciation (depreciation) of
  investments                       (1,124,958)   (470,227)   (4,781,838)   (128,635)   (17,107,223)    (83,307)       (831,620)
                                   --------------------------------------------------------------------------------------------

Increase (decrease) in net assets
  from operations                  $  (890,728)  $ 190,403   $(3,180,712)  $(139,071)  $(14,427,672)  $(115,145)    $  (390,337)
                                   ============================================================================================


                 See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2002
                                   (Continued)

                                  International International
                                   Diversified     Growth &    MFS Growth      MFS Mid-    MFS Total     Putnam         Real
                                     Equities      Income       & Income     Cap Growth     Return       Growth        Estate
                                    Portfolio     Portfolio     Portfolio     Portfolio    Portfolio    Portfolio     Portfolio
                                  ---------------------------------------------------------------------------------------------
Investment income:
  Dividends and capital gains
    distributions                  $   417,512   $   650,961   $   389,783   $   790,879   $ 437,620   $  1,633,345   $  93,700
                                   --------------------------------------------------------------------------------------------
      Total investment income          417,512       650,961       389,783       790,879     437,620      1,633,345      93,700
                                   --------------------------------------------------------------------------------------------

Expenses:
  Mortality and expense risk
    charge                             (55,536)     (122,454)      (53,590)      (31,218)    (69,353)      (459,911)    (33,063)
  Distribution expense charge           (8,259)      (20,552)      (11,345)       (6,633)    (14,616)       (66,490)     (4,826)
                                   --------------------------------------------------------------------------------------------
      Total expenses                   (63,795)     (143,006)      (64,935)      (37,851)    (83,969)      (526,401)    (37,889)
                                   --------------------------------------------------------------------------------------------

Net investment income (loss)           353,717       507,955       324,848       753,028     353,651      1,106,944      55,811
                                   --------------------------------------------------------------------------------------------

Net realized gains (losses) from
  securities transactions:
  Proceeds from shares sold          1,195,813     3,001,581       816,845       921,801     230,077      4,355,673     455,889
  Cost of shares sold               (1,903,381)   (3,844,231)     (967,557)   (1,327,394)   (226,850)    (6,635,994)   (411,385)
                                   --------------------------------------------------------------------------------------------

Net realized gains (losses) from
  securities transactions             (707,568)     (842,650)     (150,712)     (405,593)      3,227     (2,280,321)     44,504
                                   --------------------------------------------------------------------------------------------

Net unrealized appreciation
  (depreciation) of investments:
  Beginning of period               (1,984,187)   (1,564,893)     (282,568)     (210,976)    218,591    (15,479,285)    251,434
  End of period                     (2,678,279)   (3,078,903)   (1,681,366)   (2,646,135)    160,902    (25,516,830)    557,155
                                   --------------------------------------------------------------------------------------------

Change in net unrealized
  appreciation (depreciation) of
  investments                         (694,092)   (1,514,010)   (1,398,798)   (2,435,159)    (57,689)   (10,037,545)    305,721
                                   --------------------------------------------------------------------------------------------

Increase (decrease) in net assets
  from operations                  $(1,047,943)  $(1,848,705)  $(1,224,662)  $(2,087,724)  $ 299,189   $(11,210,922)  $ 406,036
                                   ============================================================================================


                See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2002
                                   (Continued)


                                       Small
                                      Company       SunAmerica                     Telecom       Worldwide
                                       Value         Balanced      Technology      Utility      High Income    Comstock
                                     Portfolio      Portfolio       Portfolio     Portfolio      Portfolio   Portfolio(3)
                                     ------------------------------------------------------------------------------------
Investment income:
  Dividends and capital gains
    distributions                    $ 150,000     $  4,123,946     $      0     $   198,308     $ 285,799     $  42,482
                                     -----------------------------------------------------------------------------------
      Total investment income          150,000        4,123,946            0         198,308       285,799        42,482
                                     -----------------------------------------------------------------------------------

Expenses:
  Mortality and expense risk
    charge                             (63,188)        (829,431)        (902)        (61,796)      (22,335)       (7,640)
  Distribution expense charge           (8,621)        (115,714)        (189)         (8,765)       (3,244)       (1,604)
                                     -----------------------------------------------------------------------------------
      Total expenses                   (71,809)        (945,145)      (1,091)        (70,561)      (25,579)       (9,244)
                                     -----------------------------------------------------------------------------------

Net investment income (loss)            78,191        3,178,801       (1,091)        127,747       260,220        33,238
                                     -----------------------------------------------------------------------------------

Net realized gains (losses) from
  securities transactions:
  Proceeds from shares sold            944,371        7,122,821       27,719         733,821       252,397        60,842
  Cost of shares sold                 (905,880)      (8,576,699)     (39,868)       (945,892)     (312,760)      (60,247)
                                     -----------------------------------------------------------------------------------

Net realized gains (losses) from
  securities transactions               38,491       (1,453,878)     (12,149)       (212,071)      (60,363)          595
                                     -----------------------------------------------------------------------------------

Net unrealized appreciation
  (depreciation) of investments:
  Beginning of period                   93,970       (8,110,540)     (29,674)       (897,277)     (284,636)            0
  End of period                        852,655      (20,536,333)     (83,721)     (2,251,202)     (493,799)     (132,554)
                                     -----------------------------------------------------------------------------------

Change in net unrealized
  appreciation (depreciation) of
  investments                          758,685      (12,425,793)     (54,047)     (1,353,925)     (209,163)     (132,554)
                                     -----------------------------------------------------------------------------------

Increase (decrease) in net assets
  from operations                    $ 875,367     $(10,700,870)    $(67,287)    $(1,438,249)    $  (9,306)    $ (98,721)
                                     ===================================================================================

     (3) For the period from October 15, 2001 to April 30, 2002

                See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2002
                                   (Continued)


                                                                Emerging          Growth &
                                                                 Growth            Income
                                                              Portfolio(3)      Portfolio(3)          TOTAL
                                                              -------------     -------------     -------------
Investment income:
  Dividends and capital gains distributions                   $         193     $       9,598     $  64,040,061
                                                              -------------------------------------------------
      Total investment income                                           193             9,598        64,040,061
                                                              -------------------------------------------------

Expenses:
  Mortality and expense risk charge                                    (934)           (3,092)       (7,533,260)
  Distribution expense charge                                          (186)             (638)       (1,113,224)
                                                              -------------------------------------------------
      Total expenses                                                 (1,120)           (3,730)       (8,646,484)
                                                              -------------------------------------------------

Net investment income (loss)                                           (927)            5,868        55,393,577
                                                              -------------------------------------------------

Net realized gains (losses) from securities transactions:
  Proceeds from shares sold                                           2,603            31,985        73,687,961
  Cost of shares sold                                                (2,639)          (31,164)      (91,437,212)
                                                              -------------------------------------------------

Net realized gains (losses) from
  securities transactions                                               (36)              821       (17,749,251)
                                                              -------------------------------------------------

Net unrealized appreciation (depreciation) of investments:
  Beginning of period                                                     0                 0      (106,169,623)
  End of period                                                     (28,686)           30,539      (240,744,709)
                                                              -------------------------------------------------

Change in net unrealized appreciation
  (depreciation) of investments                                     (28,686)           30,539      (134,575,086)
                                                              -------------------------------------------------

Increase (decrease) in net assets from operations             $     (29,649)    $      37,228     $ (96,930,760)
                                                              =================================================

     (3) For the period from October 15, 2001 to April 30, 2002

                See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                        AIG SUNAMERICA ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2002


                                                 Government
                                    Capital         and                        Aggressive     Alliance        Asset       Blue Chip
                                 Appreciation   Quality Bond      Growth         Growth        Growth       Allocation     Growth
                                   Portfolio     Portfolio       Portfolio     Portfolio      Portfolio     Portfolio     Portfolio
                                 --------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET
  ASSETS:
From operations:
  Net investment income (loss)   $ 11,364,453   $  1,697,318   $  4,149,573   $  3,490,891  $   9,595,745  $    588,614   $  (3,647)
  Net realized gains (losses)
    from securities
    transactions                     (921,425)       215,481       (438,354)    (1,601,215)    (4,390,511)     (192,659)     (6,307)
  Change in net unrealized
    appreciation (depreciation)
    of investments                (18,672,857)     1,067,312     (7,652,696)    (6,313,550)   (29,879,051)     (946,718)    (92,102)
                                 --------------------------------------------------------------------------------------------------
  Increase (decrease) in net
    assets from operations         (8,229,829)     2,980,111     (3,941,477)    (4,423,874)   (24,673,817)     (550,763)   (102,056)
                                 --------------------------------------------------------------------------------------------------

From capital transactions:
    Net proceeds from units
      sold                          2,691,981      1,341,814      1,631,633        289,893      2,532,774       525,585     154,748
    Cost of units redeemed         (2,029,503)    (3,255,366)    (1,093,624)      (444,824)    (3,877,225)     (500,261)    (31,808)
    Net transfers                   8,063,094      4,815,069      4,935,177       (616,196)     3,292,907       836,076     435,597
                                 --------------------------------------------------------------------------------------------------
  Increase (decrease) in net
    assets from capital
    transactions                    8,725,572      2,901,517      5,473,186       (771,127)     1,948,456       861,400     558,537
                                 --------------------------------------------------------------------------------------------------

Increase (decrease) in net
  assets                              495,743      5,881,628      1,531,709     (5,195,001)   (22,725,361)      310,637     456,481
Net assets at beginning of
  period                           50,216,227     50,562,774     30,274,163     18,492,840    119,946,571    13,324,834     222,620
                                 --------------------------------------------------------------------------------------------------
Net assets at end of period      $ 50,711,970   $ 56,444,402   $ 31,805,872   $ 13,297,839  $  97,221,210  $ 13,635,471   $ 679,101
                                 ==================================================================================================

ANALYSIS OF INCREASE (DECREASE)
  IN UNITS OUTSTANDING:
Contracts with total expenses
  of 0.85%(1):
  Units sold                            3,086          3,397          3,480            851          2,442             0           0
  Units redeemed                            0              0           (454)          (334)             0             0           0
  Units transferred                         0              0              0              0              0             0           0
                                 --------------------------------------------------------------------------------------------------
Increase (decrease) in units
  outstanding                           3,086          3,397          3,026            517          2,442             0           0
Beginning units                           818             25          1,549            463            694             0           0
                                 --------------------------------------------------------------------------------------------------
Ending units                            3,904          3,422          4,575            980          3,136             0           0
                                 ==================================================================================================
Contracts with total expenses
  of 0.85%(2):
  Units sold                          176,235         44,015        118,197          5,949        175,286        29,678      22,700
  Units redeemed                     (111,262)       (58,728)       (43,587)       (20,293)      (183,009)       (8,418)     (5,027)
  Units transferred                   643,421        301,575        464,638         14,054        699,066       111,331      61,093
                                 --------------------------------------------------------------------------------------------------
Increase (decrease) in units
  outstanding                         708,394        286,862        539,248           (290)       691,343       132,591      78,766
Beginning units                     1,301,826        142,268        563,506        207,783      2,004,620       112,976      30,980
                                 --------------------------------------------------------------------------------------------------
Ending units                        2,010,220        429,130      1,102,754        207,493      2,695,963       245,567     109,746
                                 ==================================================================================================
Contracts with total expenses
  of 1.10%:
  Units sold                           23,431         12,206         16,186              0         20,060        17,169       1,617
  Units redeemed                         (687)             0         (1,256)             0              0             0           0
  Units transferred                    78,157          8,137         34,271          1,127         81,343         5,957       8,709
                                 --------------------------------------------------------------------------------------------------
Increase in units outstanding         100,901         20,343         49,201          1,127        101,403        23,126      10,326
Beginning units                        11,589          2,041          6,206            365         10,150             0         335
                                 --------------------------------------------------------------------------------------------------
Ending units                          112,490         22,384         55,407          1,492        111,553        23,126      10,661
                                 ==================================================================================================
Contracts with total expenses
  of 1.25%:
  Units sold                           17,940         42,132         11,078         16,071         31,984         3,776           0
  Units redeemed                      (26,313)      (166,528)       (24,171)       (19,984)       (78,500)      (22,300)          0
  Units transferred                    11,770         77,351          4,452        (54,649)       (91,565)      (17,226)          0
                                 --------------------------------------------------------------------------------------------------
Increase (decrease) in units
  outstanding                           3,397        (47,045)        (8,641)       (58,562)      (138,081)      (35,750)          0
Beginning units                       935,668      3,297,472        838,055        951,846      2,862,749       638,666           0
                                 --------------------------------------------------------------------------------------------------
Ending units                          939,065      3,250,427        829,414        893,284      2,724,668       602,916           0
                                 ===================================================================================================

       (1) Offered in Polaris Plus product.

       (2) Offered in Polaris II Asset Manager and Polaris II A-Class products.

                See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                        AIG SUNAMERICA ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2002
                                   (Continued)

                                                                Davis
                                    Cash        Corporate       Venture       "Dogs" of     Emerging       Equity        Equity
                                  Management      Bond           Value       Wall Street     Markets       Income         Index
                                  Portfolio     Portfolio      Portfolio      Portfolio     Portfolio     Portfolio     Portfolio
                                 --------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET
  ASSETS:
From operations:
  Net investment income (loss)   $    748,530  $    500,763   $  7,593,511   $    65,173   $    18,342   $    34,082   $    215,662
  Net realized gains (losses)
    from securities
    transactions                       76,757        (3,353)      (339,234)      (11,044)     (785,958)       11,246       (702,952)
  Change in net unrealized
    appreciation (depreciation)
    of investments                   (461,220)       64,444    (11,641,712)      451,980     1,210,664      (411,805)    (7,523,451)
                                 --------------------------------------------------------------------------------------------------
  Increase (decrease) in net
    assets from operations            364,067       561,854     (4,387,435)      506,109       443,048      (366,477)    (8,010,741)
                                 --------------------------------------------------------------------------------------------------

From capital transactions:
    Net proceeds from units
      sold                            636,984       695,172      3,798,358        70,010        86,574       121,126        322,299
    Cost of units redeemed         (1,433,753)     (402,763)    (2,232,904)     (369,895)     (182,366)     (242,681)    (1,790,133)
    Net transfers                    (806,094)    2,087,495     14,654,453       935,176        91,502       685,931       (785,364)
                                 --------------------------------------------------------------------------------------------------
  Increase (decrease) in net
    assets from capital
    transactions                   (1,602,863)    2,379,904     16,219,907       635,291        (4,290)      564,376     (2,253,198)
                                 --------------------------------------------------------------------------------------------------

Increase (decrease) in net
  assets                           (1,238,796)    2,941,758     11,832,472     1,141,400       438,758       197,899    (10,263,939)
Net assets at beginning of
  period                           27,453,759     9,728,542     44,773,602     6,366,018     5,215,979     8,082,460     57,364,884
                                 --------------------------------------------------------------------------------------------------
Net assets at end of period      $ 26,214,963  $ 12,670,300   $ 56,606,074   $ 7,507,418   $ 5,654,737   $ 8,280,359   $ 47,100,945
                                 ==================================================================================================

ANALYSIS OF INCREASE (DECREASE)
  IN UNITS OUTSTANDING:
Contracts with total expenses
  of 0.85%(1):
  Units sold                            1,325           250          3,369             0           118           228            706
  Units redeemed                            0             0              0             0             0             0              0
  Units transferred                         0             0              0             0           589             0              0
                                 --------------------------------------------------------------------------------------------------
Increase (decrease) in units
  outstanding                           1,325           250          3,369             0           707           228            706
Beginning units                         1,701             5            719             0            90            18            201
                                 --------------------------------------------------------------------------------------------------
Ending units                            3,026           255          4,088             0           797           246            907
                                 ==================================================================================================
Contracts with total expenses
  of 0.85%(2):
  Units sold                           15,828        30,314        297,228         3,744         3,348             0              0
  Units redeemed                      (17,101)       (9,055)      (166,962)       (2,195)       (7,916)            0              0
  Units transferred                   114,726        99,687      1,189,684        37,455       (14,833)            0              0
                                 --------------------------------------------------------------------------------------------------
Increase (decrease) in units
  outstanding                         113,453       120,946      1,319,950        39,004       (19,401)            0              0
Beginning units                        58,423        87,233      1,957,911        30,007       152,174             0              0
                                 --------------------------------------------------------------------------------------------------
Ending units                          171,876       208,179      3,277,861        69,011       132,773             0              0
                                 ==================================================================================================
Contracts with total expenses
  of 1.10%:
  Units sold                               35        23,333         19,870             0         1,987             0              0
  Units redeemed                            0          (491)        (1,336)            0             0             0              0
  Units transferred                     5,328        17,876        132,545         1,004         1,998             0              0
                                 --------------------------------------------------------------------------------------------------
Increase in units outstanding           5,363        40,718        151,079         1,004         3,985             0              0
Beginning units                           495            90         16,912             0         2,733             0              0
                                 --------------------------------------------------------------------------------------------------
Ending units                            5,858        40,808        167,991         1,004         6,718             0              0
                                 ==================================================================================================
Contracts with total expenses
  of 1.25%:
  Units sold                           34,065         6,909         22,295         2,539         6,827        11,001         36,058
  Units redeemed                      (94,723)      (20,947)       (21,830)      (35,312)      (18,918)      (22,780)      (211,781)
  Units transferred                  (160,310)       55,605         45,556        50,071        22,843        64,313        (94,906)
                                 --------------------------------------------------------------------------------------------------
Increase (decrease) in units
  outstanding                        (220,968)       41,567         46,021        17,298        10,752        52,534       (270,629)
Beginning units                     2,060,001       644,043        830,018       640,566       588,363       737,673      6,183,325
                                 --------------------------------------------------------------------------------------------------
Ending units                        1,839,033       685,610        876,039       657,864       599,115       790,207      5,912,696
                                 ==================================================================================================

       (1) Offered in Polaris Plus product.

       (2) Offered in Polaris II Asset Manager and Polaris II A-Class products.

                See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                        AIG SUNAMERICA ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2002
                                   (Continued)

                                                                             Goldman
                                  Federated       Global        Global        Sachs         Growth-        Growth        High-Yield
                                    Value          Bond        Equities      Research       Income      Opportunities       Bond
                                  Portfolio      Portfolio     Portfolio     Portfolio     Portfolio      Portfolio      Portfolio
                                 --------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET
  ASSETS:
From operations:
  Net investment income (loss)   $    291,711   $   676,831   $  2,297,730   $  (3,521)  $  4,190,608     $  (3,085)    $   746,292
  Net realized gains (losses)
    from securities
    transactions                      (57,481)      (16,201)      (696,604)     (6,915)    (1,511,057)      (28,753)       (305,009)
  Change in net unrealized
    appreciation (depreciation)
    of investments                 (1,124,958)     (470,227)    (4,781,838)   (128,635)   (17,107,223)      (83,307)       (831,620)
                                 --------------------------------------------------------------------------------------------------
  Increase (decrease) in net
    assets from operations           (890,728)      190,403     (3,180,712)   (139,071)   (14,427,672)     (115,145)       (390,337)
                                 --------------------------------------------------------------------------------------------------

From capital transactions:
    Net proceeds from units
      sold                            407,280       202,370        336,052      68,574      2,183,271        12,611         376,776
    Cost of units redeemed           (518,147)     (261,495)      (443,281)    (45,212)    (3,021,620)       (7,875)       (187,748)
    Net transfers                   3,307,111       305,236        728,114     375,673      5,321,462       113,527         511,559
                                 --------------------------------------------------------------------------------------------------
  Increase (decrease) in net
    assets from capital
    transactions                    3,196,244       246,111        620,885     399,035      4,483,113       118,263         700,587
                                 --------------------------------------------------------------------------------------------------

Increase (decrease) in net
  assets                            2,305,516       436,514     (2,559,827)    259,964     (9,944,559)        3,118         310,250
Net assets at beginning of
  period                           10,150,981     8,191,534     16,820,324     274,537     91,904,323       376,152       6,027,628
                                 --------------------------------------------------------------------------------------------------
Net assets at end of period      $ 12,456,497   $ 8,628,048   $ 14,260,497   $ 534,501   $ 81,959,764     $ 379,270     $ 6,337,878
                                 ==================================================================================================

ANALYSIS OF INCREASE (DECREASE)
  IN UNITS OUTSTANDING:
Contracts with total expenses
  of 0.85%(1):
  Units sold                                0           852          1,460           0          1,671             0             457
  Units redeemed                            0          (304)             0           0              0             0               0
  Units transferred                         0          (548)             0           0              0             0               0
                                 --------------------------------------------------------------------------------------------------
Increase (decrease) in units
  outstanding                               0             0          1,460           0          1,671             0             457
Beginning units                             0           446            499           0            201             0              82
                                 --------------------------------------------------------------------------------------------------
Ending units                                0           446          1,959           0          1,872             0             539
                                 ==================================================================================================
Contracts with total expenses
  of 0.85%(2):
  Units sold                           23,446        10,084         28,970       8,101        121,095         2,014          29,489
  Units redeemed                      (24,264)       (1,921)       (27,933)     (6,333)      (127,142)       (1,586)         (2,878)
  Units transferred                   242,284        20,419        121,344      47,405        629,694        20,408          64,791
                                 --------------------------------------------------------------------------------------------------
Increase (decrease) in units
  outstanding                         241,466        28,582        122,381      49,173        623,647        20,836          91,402
Beginning units                       227,673        17,170        506,012      31,175      1,673,087        54,857          91,018
                                 --------------------------------------------------------------------------------------------------
Ending units                          469,139        45,752        628,393      80,348      2,296,734        75,693         182,420
                                 ==================================================================================================
Contracts with total expenses
  of 1.10%:
  Units sold                            4,844           916            986       1,731         32,411             0           9,155
  Units redeemed                         (632)          (19)             0        (154)        (1,269)            0            (545)
  Units transferred                    17,435         3,260          5,945       5,560         67,711             5          (3,498)
                                 --------------------------------------------------------------------------------------------------
Increase in units outstanding          21,647         4,157          6,931       7,137         98,853             5           5,112
Beginning units                           206            44          2,756         326          8,279             0               0
                                 --------------------------------------------------------------------------------------------------
Ending units                           21,853         4,201          9,687       7,463        107,132             5           5,112
                                 ==================================================================================================
Contracts with total expenses
  of 1.25%:
  Units sold                            7,183         4,392          6,013           0         32,687             0           2,733
  Units redeemed                      (16,363)      (14,874)       (13,091)          0        (70,238)            0         (12,297)
  Units transferred                    41,750         3,017        (15,756)          0        (33,458)            0          (2,903)
                                 --------------------------------------------------------------------------------------------------
Increase (decrease) in units
  outstanding                          32,570        (7,465)       (22,834)          0        (71,009)            0         (12,467)
Beginning units                       445,284       517,475        621,167           0      2,501,326             0         380,713
                                 --------------------------------------------------------------------------------------------------
Ending units                          477,854       510,010        598,333           0      2,430,317             0         368,246
                                 ==================================================================================================

       (1) Offered in Polaris Plus product.

       (2) Offered in Polaris II Asset Manager and Polaris II A-Class products.

                See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                        AIG SUNAMERICA ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2002
                                   (Continued)

                                International International
                                 Diversified    Growth &       MFS Growth   MFS Mid-Cap    MFS Total       Putnam          Real
                                  Equities       Income         & Income      Growth        Return         Growth         Estate
                                  Portfolio     Portfolio      Portfolio     Portfolio     Portfolio      Portfolio      Portfolio
                                ---------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET
  ASSETS:
From operations:
  Net investment income (loss)   $   353,717   $    507,955   $   324,848   $   753,028   $    353,651   $  1,106,944   $    55,811
  Net realized gains (losses)
    from securities
    transactions                    (707,568)      (842,650)     (150,712)     (405,593)         3,227     (2,280,321)       44,504
  Change in net unrealized
    appreciation (depreciation)
    of investments                  (694,092)    (1,514,010)   (1,398,798)   (2,435,159)       (57,689)   (10,037,545)      305,721
                                 --------------------------------------------------------------------------------------------------
  Increase (decrease) in net
    assets from operations        (1,047,943)    (1,848,705)   (1,224,662)   (2,087,724)       299,189    (11,210,922)      406,036
                                 --------------------------------------------------------------------------------------------------

From capital transactions:
    Net proceeds from units
      sold                           106,345        519,972     1,065,977       327,305      2,157,237        882,101       158,929
    Cost of units redeemed          (200,337)      (655,901)     (433,048)     (379,784)      (356,512)    (1,897,071)      (96,357)
    Net transfers                    630,073      2,546,234     3,412,717     1,465,033     11,077,387       (296,032)    1,377,662
                                 --------------------------------------------------------------------------------------------------
  Increase (decrease) in net
    assets from capital
    transactions                     536,081      2,410,305     4,045,646     1,412,554     12,878,112     (1,311,002)    1,440,234
                                 --------------------------------------------------------------------------------------------------

Increase (decrease) in net
  assets                            (511,862)       561,600     2,820,984      (675,170)    13,177,301    (12,521,924)    1,846,270
Net assets at beginning of
  period                           6,036,473     13,940,539     5,718,120     4,546,917      4,240,821     51,086,218     2,479,362
                                 --------------------------------------------------------------------------------------------------
Net assets at end of period      $ 5,524,611   $ 14,502,139   $ 8,539,104   $ 3,871,747   $ 17,418,122   $ 38,564,294   $ 4,325,632
                                 ==================================================================================================

ANALYSIS OF INCREASE (DECREASE)
  IN UNITS OUTSTANDING:
Contracts with total expenses
  of 0.85% (1):
  Units sold                               0            594             0             0              0            838         1,017
  Units redeemed                           0              0             0             0              0              0             0
  Units transferred                        0              0             0             0              0              0             0
                                 --------------------------------------------------------------------------------------------------
Increase (decrease) in units
  outstanding                              0            594             0             0              0            838         1,017
Beginning units                            0            213             0             0              0            371            17
                                 --------------------------------------------------------------------------------------------------
Ending units                               0            807             0             0              0          1,209         1,034
                                 ==================================================================================================
Contracts with total expenses
  of 0.85% (2):
  Units sold                           5,310         37,436       102,682        26,699        165,697         76,867         6,616
  Units redeemed                     (11,295)       (56,836)      (49,714)      (38,465)       (29,804)       (82,781)         (987)
  Units transferred                   83,125        263,640       337,616       110,255        883,805        139,070        48,281
                                 --------------------------------------------------------------------------------------------------
Increase (decrease) in units
  outstanding                         77,140        244,240       390,584        98,489      1,019,698        133,156        53,910
Beginning units                      139,489        663,722       581,736       344,347        355,139        820,691        15,795
                                 --------------------------------------------------------------------------------------------------
Ending units                         216,629        907,962       972,320       442,836      1,374,837        953,847        69,705
                                 ==================================================================================================
Contracts with total expenses
  of 1.10%:
  Units sold                             247          3,898        15,075         4,616         19,452          6,318            79
  Units redeemed                           0            (77)            0          (340)        (1,283)           (40)         (213)
  Units transferred                    1,040         15,010        45,458        20,902         71,521         15,735         1,023
                                 --------------------------------------------------------------------------------------------------
Increase in units outstanding          1,287         18,831        60,533        25,178         89,690         22,013           889
Beginning units                          656          1,472         5,570           306          4,588          3,244            39
                                 --------------------------------------------------------------------------------------------------
Ending units                           1,943         20,303        66,103        25,484         94,278         25,257           928
                                 ==================================================================================================
Contracts with total expenses
  of 1.25%:
  Units sold                           6,498         14,049             0             0              0         11,640         5,091
  Units redeemed                     (12,046)       (17,075)            0             0              0        (66,440)       (7,067)
  Units transferred                    4,471         11,868             0             0              0        (80,123)       61,206
                                 --------------------------------------------------------------------------------------------------
Increase (decrease) in units
  outstanding                         (1,077)         8,842             0             0              0       (134,923)       59,230
Beginning units                      399,062        591,348             0             0              0      1,966,522       209,952
                                 --------------------------------------------------------------------------------------------------
Ending units                         397,985        600,190             0             0              0      1,831,599       269,182
                                 ==================================================================================================

       (1) Offered in Polaris Plus product.

       (2) Offered in Polaris II Asset Manager and Polaris II A-Class products.

                See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                        AIG SUNAMERICA ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2002
                                   (Continued)

                                              Small
                                             Company       SunAmerica                    Telecom       Worldwide
                                              Value         Balanced      Technology     Utility      High Income     Comstock
                                            Portfolio       Portfolio     Portfolio     Portfolio      Portfolio    Portfolio (3)
                                           -------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET
  ASSETS:
From operations:
  Net investment income (loss)             $    78,191    $  3,178,801    $  (1,091)   $   127,747    $   260,220    $    33,238
  Net realized gains (losses)
    from securities
    transactions                                38,491      (1,453,878)     (12,149)      (212,071)       (60,363)           595
  Change in net unrealized
    appreciation (depreciation)
    of investments                             758,685     (12,425,793)     (54,047)    (1,353,925)      (209,163)      (132,554)
                                           -------------------------------------------------------------------------------------
  Increase (decrease) in net
    assets from operations                     875,367     (10,700,870)     (67,287)    (1,438,249)        (9,306)       (98,721)
                                           -------------------------------------------------------------------------------------

From capital transactions:
    Net proceeds from units
      sold                                     175,984       1,171,085       27,820         56,628         46,426        825,839
    Cost of units redeemed                    (272,905)     (3,294,599)      (2,859)      (199,056)       (78,850)       (21,422)
    Net transfers                            2,016,507        (984,867)      62,453        (69,543)        94,773      4,199,164
                                           -------------------------------------------------------------------------------------
   Increase (decrease) in net
     assets from capital
     transactions                            1,919,586      (3,108,381)      87,414       (211,971)        62,349      5,003,581
                                           -------------------------------------------------------------------------------------

Increase (decrease) in net
  assets                                     2,794,953     (13,809,251)      20,127     (1,650,220)        53,043      4,904,860
Net assets at beginning of
  period                                     4,831,849      84,821,876      103,187      6,778,504      2,161,299              0
                                           -------------------------------------------------------------------------------------
Net assets at end of period                $ 7,626,802    $ 71,012,625    $ 123,314    $ 5,128,284    $ 2,214,342    $ 4,904,860
                                           =====================================================================================

ANALYSIS OF INCREASE (DECREASE)
  IN UNITS OUTSTANDING:
Contracts with total expenses
  of 0.85% (1):
  Units sold                                       799           2,147            0             13              0              0
  Units redeemed                                     0               0            0           (174)             0              0
  Units transferred                                  0               0            0              0              0              0
                                           -------------------------------------------------------------------------------------
Increase (decrease) in units
  outstanding                                      799           2,147            0           (161)             0              0
Beginning units                                    211             399            0            161              0              0
                                           -------------------------------------------------------------------------------------
Ending units                                     1,010           2,546            0              0              0              0
                                           =====================================================================================
Contracts with total expenses
  of 0.85% (2):
  Units sold                                         0          56,479        5,227          2,679            974         71,874
  Units redeemed                                     0         (44,741)        (984)        (4,896)        (1,506)        (1,771)
  Units transferred                                  0         188,470       18,183          9,686         11,470        388,807
                                           -------------------------------------------------------------------------------------
Increase (decrease) in units
  outstanding                                        0         200,208       22,426          7,469         10,938        458,910
Beginning units                                      0         431,856       23,583         69,692         31,309              0
                                           -------------------------------------------------------------------------------------
Ending units                                         0         632,064       46,009         77,161         42,247        458,910
                                           =====================================================================================
Contracts with total expenses
  of 1.10%:
  Units sold                                         0           2,771        2,775            616          3,121          8,549
  Units redeemed                                     0            (468)           0              0              0              0
  Units transferred                                  0          17,023          410          2,717            362         21,719
                                           -------------------------------------------------------------------------------------
Increase in units outstanding                        0          19,326        3,185          3,333          3,483         30,268
Beginning units                                      0             265            0            104              0              0
                                           -------------------------------------------------------------------------------------
Ending units                                         0          19,591        3,185          3,437          3,483         30,268
                                           =====================================================================================
Contracts with total expenses
  of 1.25%:
  Units sold                                    11,222          41,449            0          2,327            565              0
  Units redeemed                               (18,341)       (190,499)           0        (13,607)        (4,504)             0
  Units transferred                            132,555        (185,155)           0        (14,892)        (1,501)             0
                                           -------------------------------------------------------------------------------------
Increase (decrease) in units outstanding       125,436        (334,205)           0        (26,172)        (5,440)             0
Beginning units                                332,571       4,927,161            0        447,434        125,922              0
                                           -------------------------------------------------------------------------------------
Ending units                                   458,007       4,592,956            0        421,262        120,482              0
                                           =====================================================================================

       (1) Offered in Polaris Plus product.

       (2) Offered in Polaris II Asset Manager and Polaris II A-Class products.

       (3) For the period from October 15, 2001 to April 30, 2002

                See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                        AIG SUNAMERICA ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2002
                                   (Continued)


                                                                    Emerging          Growth &
                                                                     Growth           Income
                                                                  Portfolio (3)     Portfolio (3)         TOTAL
                                                                  -------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                                   $        (927)    $       5,868     $  55,393,577
   Net realized gains (losses) from
       securities transactions                                              (36)              821       (17,749,251)
   Change in net unrealized appreciation
       (depreciation) of investments                                    (28,686)           30,539      (134,575,086)
                                                                  -------------------------------------------------
   Increase (decrease) in net assets from operations                    (29,649)           37,228       (96,930,760)
                                                                  -------------------------------------------------

From capital transactions:
       Net proceeds from units sold                                     159,760           643,709        26,811,002
       Cost of units redeemed                                            (2,100)          (16,310)      (30,279,595)
       Net transfers                                                    486,781         1,588,605        76,894,452
                                                                  -------------------------------------------------
   Increase (decrease) in net assets from capital transactions          644,441         2,216,004        73,425,859
                                                                  -------------------------------------------------

Increase (decrease) in net assets                                       614,792         2,253,232       (23,504,901)
Net assets at beginning of period                                             0                 0       762,515,917
                                                                  -------------------------------------------------
Net assets at end of period                                       $     614,792     $   2,253,232     $ 739,011,016
                                                                  =================================================

ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
Contracts with total expenses of 0.85% (1):
   Units sold                                                                 0                 0
   Units redeemed                                                             0                 0
   Units transferred                                                          0                 0
                                                                  -------------------------------
Increase (decrease) in units outstanding                                      0                 0
Beginning units                                                               0                 0
                                                                  -------------------------------
Ending units                                                                  0                 0
                                                                  ===============================
Contracts with total expenses of 0.85% (2):
   Units sold                                                            11,577            52,809
   Units redeemed                                                           (88)             (427)
   Units transferred                                                     40,089           134,967
                                                                  -------------------------------
Increase (decrease) in units outstanding                                 51,578           187,349
Beginning units                                                               0                 0
                                                                  -------------------------------
Ending units                                                             51,578           187,349
                                                                  ===============================
Contracts with total expenses of 1.10%:
   Units sold                                                             3,976             7,518
   Units redeemed                                                             0              (821)
   Units transferred                                                      9,478            14,518
                                                                  -------------------------------
Increase in units outstanding                                            13,454            21,215
Beginning units                                                               0                 0
                                                                  -------------------------------
Ending units                                                             13,454            21,215
                                                                  ===============================
Contracts with total expenses of 1.25%:
   Units sold                                                                 0                 0
   Units redeemed                                                             0                 0
   Units transferred                                                          0                 0
                                                                  -------------------------------
Increase (decrease) in units outstanding                                      0                 0
Beginning units                                                               0                 0
                                                                  -------------------------------
Ending units                                                                  0                 0
                                                                  ===============================

       (1) Offered in Polaris Plus product.

       (2) Offered in Polaris II Asset Manager and Polaris II A-Class products.

       (3) For the period from October 15, 2001 to April 30, 2002

                See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                        AIG SUNAMERICA ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2001


                                               Government
                                  Capital         and                     Aggressive      Alliance        Asset       Blue Chip
                                Appreciation  Quality Bond    Growth        Growth         Growth       Allocation      Growth
                                 Portfolio     Portfolio     Portfolio     Portfolio      Portfolio     Portfolio    Portfolio (3)
                                --------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET
  ASSETS:
From operations:
  Net investment income (loss)  $  4,616,695  $  1,743,481  $  2,727,810  $  1,831,065  $  17,823,821  $    488,084  $    (226)
  Net realized gains (losses)
    from securities
    transactions                     (66,356)       43,778       (31,438)     (289,849)    (1,265,975)      (22,546)    (2,564)
  Change in net unrealized
    appreciation (depreciation)
    of investments               (14,062,611)    2,588,015    (7,428,051)   (9,029,235)   (60,805,293)     (997,599)   (12,626)
                                ----------------------------------------------------------------------------------------------
  Increase (decrease) in net
    assets from operations        (9,512,272)    4,375,274    (4,731,679)   (7,488,019)   (44,247,447)     (532,061)   (15,416)
                                ----------------------------------------------------------------------------------------------

From capital transactions:
    Net proceeds from units
      sold                         3,773,188       469,953     1,909,550     1,316,056      4,581,779       258,470     73,731
    Cost of units redeemed        (1,047,493)   (1,469,084)     (801,632)     (350,874)    (3,073,852)     (314,755)    (3,000)
    Net transfers                 13,918,656     4,437,102     5,670,554     2,508,331     16,883,112     1,976,379    167,305
                                ----------------------------------------------------------------------------------------------
  Increase (decrease) in net
    assets from capital
    transactions                  16,644,351     3,437,971     6,778,472     3,473,513     18,391,039     1,920,094    238,036
                                ----------------------------------------------------------------------------------------------

Increase (decrease) in net
  assets                           7,132,079     7,813,245     2,046,793    (4,014,506)   (25,856,408)    1,388,033    222,620
Net assets at beginning of
  period                          43,084,148    42,749,529    28,227,370    22,507,346    145,802,979    11,936,801          0
                                ----------------------------------------------------------------------------------------------
Net assets at end of period     $ 50,216,227  $ 50,562,774  $ 30,274,163  $ 18,492,840  $ 119,946,571  $ 13,324,834  $ 222,620
                                ==============================================================================================

ANALYSIS OF INCREASE (DECREASE)
  IN UNITS OUTSTANDING:
Contracts with total expenses
  of 0.85% (1):
  Units sold                             818            25         1,549           463            694             0          0
  Units redeemed                           0             0             0             0              0             0          0
  Units transferred                        0             0             0             0              0             0          0
                                ----------------------------------------------------------------------------------------------
Increase in units outstanding            818            25         1,549           463            694             0          0
Beginning units                            0             0             0             0              0             0          0
                                ----------------------------------------------------------------------------------------------
Ending units                             818            25         1,549           463            694             0          0
                                ==============================================================================================
Contracts with total expenses
  of 0.85% (2):
  Units sold                         219,056        17,255       134,395        61,922        288,780        22,007      8,935
  Units redeemed                     (28,630)       (1,162)      (18,482)       (3,056)       (44,632)       (6,599)      (411)
  Units transferred                  884,703       115,432       353,628        99,593      1,336,668        82,787     22,456
                                ----------------------------------------------------------------------------------------------
Increase in units outstanding      1,075,129       131,525       469,541       158,459      1,580,816        98,195     30,980
Beginning units                      226,697        10,743        93,965        49,324        423,804        14,781          0
                                ----------------------------------------------------------------------------------------------
Ending units                       1,301,826       142,268       563,506       207,783      2,004,620       112,976     30,980
                                ==============================================================================================
Contracts with total expenses
  of 1.10%:
  Units sold                          10,818         1,528         6,102           324          8,877             0        335
  Units redeemed                          (1)            0             0             0              0             0          0
  Units transferred                      772           513           104            41          1,273             0          0
                                ----------------------------------------------------------------------------------------------
Increase in units outstanding         11,589         2,041         6,206           365         10,150             0        335
Beginning units                            0             0             0             0              0             0          0
                                ----------------------------------------------------------------------------------------------
Ending units                          11,589         2,041         6,206           365         10,150             0        335
                                ==============================================================================================
Contracts with total expenses
  of 1.25%:
  Units sold                          17,740        17,990        10,024        22,047         34,127         1,488          0
  Units redeemed                     (16,850)     (102,128)      (18,659)      (14,060)       (62,811)      (12,736)         0
  Units transferred                   56,610       222,589        51,541        36,011         64,867        56,846          0
                                ----------------------------------------------------------------------------------------------
Increase (decrease) in units
  outstanding                         57,500       138,451        42,906        43,998         36,183        45,598          0
Beginning units                      878,168     3,159,021       795,149       907,848      2,826,566       593,068          0
                                ----------------------------------------------------------------------------------------------
Ending units                         935,668     3,297,472       838,055       951,846      2,862,749       638,666          0
                                ==============================================================================================

       (1) Offered in Polaris Plus product.

       (2) Offered in Polaris II Asset Manager and Polaris II A-Class products.

       (3) For the period from September 5, 2000 to April 30, 2001

                See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                        AIG SUNAMERICA ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2001
                                   (Continued)


                                     Cash        Corporate    Davis Venture  "Dogs" of      Emerging       Equity        Equity
                                  Management       Bond           Value      Wall Street     Markets       Income         Index
                                  Portfolio      Portfolio      Portfolio     Portfolio     Portfolio     Portfolio     Portfolio
                                 --------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET
  ASSETS:
From operations:
  Net investment income (loss)   $    720,729   $   452,959   $     78,746   $   142,367   $    78,147   $   (83,745)  $   (651,146)
  Net realized gains (losses)
    from securities
    transactions                      386,726           484         31,246      (109,560)     (314,082)       31,164       (120,289)
  Change in net unrealized
    appreciation (depreciation)
    of investments                     58,636       109,954     (2,752,290)      665,393    (1,759,674)      825,433     (9,049,467)
                                 --------------------------------------------------------------------------------------------------
  Increase (decrease) in net
    assets from operations          1,166,091       563,397     (2,642,298)      698,200    (1,995,609)      772,852     (9,820,902)
                                 --------------------------------------------------------------------------------------------------

From capital transactions:
    Net proceeds from units
      sold                            909,458       339,451      4,315,720        27,127       463,770       139,074        374,091
    Cost of units redeemed         (1,990,771)     (294,130)      (985,610)     (123,859)      (92,581)     (264,118)    (1,589,385)
    Net transfers                     788,319     1,422,141     17,234,595       137,780       952,856       458,076        988,961
                                 --------------------------------------------------------------------------------------------------
  Increase (decrease) in net
    assets from capital
    transactions                     (292,994)    1,467,462     20,564,705        41,048     1,324,045       333,032       (226,333)
                                 --------------------------------------------------------------------------------------------------

Increase (decrease) in net
  assets                              873,097     2,030,859     17,922,407       739,248      (671,564)    1,105,884    (10,047,235)
Net assets at beginning of
  period                           26,580,662     7,697,683     26,851,195     5,626,770     5,887,543     6,976,576     67,412,119
                                 --------------------------------------------------------------------------------------------------
Net assets at end of period      $ 27,453,759   $ 9,728,542   $ 44,773,602   $ 6,366,018   $ 5,215,979   $ 8,082,460   $ 57,364,884
                                 ==================================================================================================

ANALYSIS OF INCREASE (DECREASE)
  IN UNITS OUTSTANDING:
Contracts with total expenses
  of 0.85% (1):
  Units sold                            1,701             5            719             0            90            18            201
  Units redeemed                            0             0              0             0             0             0              0
  Units transferred                         0             0              0             0             0             0              0
                                 --------------------------------------------------------------------------------------------------
Increase in units outstanding           1,701             5            719             0            90            18            201
Beginning units                             0             0              0             0             0             0              0
                                 --------------------------------------------------------------------------------------------------
Ending units                            1,701             5            719             0            90            18            201
                                 ==================================================================================================
Contracts with total expenses
  of 0.85% (2):
  Units sold                           35,875        24,833        338,407           528        37,781             0              0
  Units redeemed                      (19,647)       (7,949)       (44,853)          (14)       (2,338)            0              0
  Units transferred                    38,458        66,849      1,310,864        26,112       100,375             0              0
                                 --------------------------------------------------------------------------------------------------
Increase in units outstanding          54,686        83,733      1,604,418        26,626       135,818             0              0
Beginning units                         3,737         3,500        353,493         3,381        16,356             0              0
                                 --------------------------------------------------------------------------------------------------
Ending units                           58,423        87,233      1,957,911        30,007       152,174             0              0
                                 ==================================================================================================
Contracts with total expenses
  of 1.10%:
  Units sold                              223             0         15,331             0         2,733             0              0
  Units redeemed                            0             0             (2)            0             0             0              0
  Units transferred                       272            90          1,583             0             0             0              0
                                 --------------------------------------------------------------------------------------------------
Increase in units outstanding             495            90         16,912             0         2,733             0              0
Beginning units                             0             0              0             0             0             0              0
                                 --------------------------------------------------------------------------------------------------
Ending units                              495            90         16,912             0         2,733             0              0
                                 ==================================================================================================
Contracts with total expenses
  of 1.25%:
  Units sold                           39,847         5,831         11,369         2,422         9,295        13,192         36,266
  Units redeemed                     (139,837)      (15,855)       (17,133)      (14,456)      (10,177)      (24,875)      (155,213)
  Units transferred                    28,168        54,044         87,366       (12,729)          796        44,349         74,545
                                 --------------------------------------------------------------------------------------------------
Increase (decrease) in units
  outstanding                         (71,822)       44,020         81,602       (24,763)          (86)       32,666        (44,402)
Beginning units                     2,131,823       600,023        748,416       665,329       588,449       705,007      6,227,727
                                 --------------------------------------------------------------------------------------------------
Ending units                        2,060,001       644,043        830,018       640,566       588,363       737,673      6,183,325
                                 ==================================================================================================

       (1) Offered in Polaris Plus product.

       (2) Offered in Polaris II Asset Manager and Polaris II A-Class products.

                See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                        AIG SUNAMERICA ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2001
                                   (Continued)


                                  Federated       Global         Global    Goldman Sachs   Growth-       Growth      High-Yield
                                    Value          Bond         Equities     Research      Income     Opportunities    Bond
                                  Portfolio      Portfolio     Portfolio   Portfolio (3)  Portfolio   Portfolio (3)  Portfolio
                                 ----------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET
  ASSETS:
From operations:
  Net investment income (loss)   $    300,372   $   382,534   $  1,232,011   $    (210)  $  4,137,748   $     (58)  $   546,968
  Net realized gains (losses)
    from securities
    transactions                      (14,518)        2,656       (148,737)        (91)      (162,194)     (1,714)      (77,934)
  Change in net unrealized
    appreciation (depreciation)
    of investments                    240,524       189,808     (6,413,989)    (14,905)   (21,511,736)    (91,112)     (952,413)
                                 ----------------------------------------------------------------------------------------------
  Increase (decrease) in net
    assets from operations            526,378       574,998     (5,330,715)    (15,206)   (17,536,182)    (92,884)     (483,379)
                                 ----------------------------------------------------------------------------------------------

From capital transactions:
    Net proceeds from units
      sold                            369,587       106,161      1,132,471      52,673      4,198,086     156,562       192,244
    Cost of units redeemed           (243,243)     (141,785)      (392,135)     (3,014)    (2,462,637)     (1,551)     (181,921)
    Net transfers                   2,089,404       314,631      4,507,547     240,084     14,990,996     314,025       820,922
                                 ----------------------------------------------------------------------------------------------
  Increase (decrease) in net
    assets from capital
    transactions                    2,215,748       279,007      5,247,883     289,743     16,726,445     469,036       831,245
                                 ----------------------------------------------------------------------------------------------

Increase (decrease) in net
  assets                            2,742,126       854,005        (82,832)    274,537       (809,737)    376,152       347,866
Net assets at beginning of
  period                            7,408,855     7,337,529     16,903,156           0     92,714,060           0     5,679,762
                                 ----------------------------------------------------------------------------------------------
Net assets at end of period      $ 10,150,981   $ 8,191,534   $ 16,820,324   $ 274,537   $ 91,904,323   $ 376,152   $ 6,027,628
                                 ==============================================================================================

ANALYSIS OF INCREASE (DECREASE)
  IN UNITS OUTSTANDING:
Contracts with total expenses
  of 0.85% (1):
  Units sold                                0           446            499           0            201           0            82
  Units redeemed                            0             0              0           0              0           0             0
  Units transferred                         0             0              0           0              0           0             0
                                 ----------------------------------------------------------------------------------------------
Increase in units outstanding               0           446            499           0            201           0            82
Beginning units                             0             0              0           0              0           0             0
                                 ----------------------------------------------------------------------------------------------
Ending units                                0           446            499           0            201           0            82
                                 ==============================================================================================
Contracts with total expenses
  of 0.85% (2):
  Units sold                           34,300         3,599         82,950       5,367        272,868      16,719        14,497
  Units redeemed                       (5,069)         (130)       (10,779)       (340)       (32,329)       (219)          (96)
  Units transferred                   148,480        12,552        352,244      26,148      1,097,005      38,357        63,559
                                 ----------------------------------------------------------------------------------------------
Increase in units outstanding         177,711        16,021        424,415      31,175      1,337,544      54,857        77,960
Beginning units                        49,962         1,149         81,597           0        335,543           0        13,058
                                 ----------------------------------------------------------------------------------------------
Ending units                          227,673        17,170        506,012      31,175      1,673,087      54,857        91,018
                                 ==============================================================================================
Contracts with total expenses
  of 1.10%:
  Units sold                              206             0          2,683           0          7,508           0             0
  Units redeemed                            0             0              0           0              2           0             0
  Units transferred                         0            44             73         326            769           0             0
                                 ----------------------------------------------------------------------------------------------
Increase in units outstanding             206            44          2,756         326          8,279           0             0
Beginning units                             0             0              0           0              0           0             0
                                 ----------------------------------------------------------------------------------------------
Ending units                              206            44          2,756         326          8,279           0             0
                                 ==============================================================================================
Contracts with total expenses
  of 1.25%:
  Units sold                            1,062         4,283          9,662           0         35,043           0         3,391
  Units redeemed                      (11,583)       (9,465)       (12,585)          0        (62,365)          0       (12,686)
  Units transferred                    33,090        12,610         36,607           0         92,892           0        14,570
                                 ----------------------------------------------------------------------------------------------
Increase (decrease) in units
  outstanding                          22,569         7,428         33,684           0         65,570           0         5,275
Beginning units                       422,715       510,047        587,483           0      2,435,756           0       375,438
                                 ----------------------------------------------------------------------------------------------
Ending units                          445,284       517,475        621,167           0      2,501,326           0       380,713
                                 ==============================================================================================

       (1) Offered in Polaris Plus product.

       (2) Offered in Polaris II Asset Manager and Polaris II A-Class products.

       (3) For the period from August 1, 2000 to April 30, 2001

                See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                        AIG SUNAMERICA ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2001
                                   (Continued)

                                International  International
                                 Diversified     Growth &      MFS Growth   MFS Mid-Cap    MFS Total      Putnam          Real
                                  Equities       Income         & Income      Growth        Return        Growth         Estate
                                  Portfolio     Portfolio      Portfolio     Portfolio     Portfolio     Portfolio      Portfolio
                                --------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET
  ASSETS:
From operations:
  Net investment income (loss)   $   987,316   $     94,287   $   (11,892)  $    11,399   $    27,415   $  4,711,210   $    49,271
  Net realized gains (losses)
    from securities
    transactions                    (327,563)       (91,668)          398       (17,034)        2,731       (408,951)       40,135
  Change in net unrealized
    appreciation (depreciation)
    of investments                (2,040,367)    (1,395,910)     (302,342)     (227,730)      202,510    (22,121,911)      221,483
                                 -------------------------------------------------------------------------------------------------
  Increase (decrease) in net
    assets from operations        (1,380,614)    (1,393,291)     (313,836)     (233,365)      232,656    (17,819,652)      310,889
                                 -------------------------------------------------------------------------------------------------

From capital transactions:
    Net proceeds from units
      sold                           407,326      1,526,693       852,909     1,065,396       828,934      2,130,696        84,997
    Cost of units redeemed          (123,639)      (305,738)      (70,627)      (47,070)      (62,776)    (1,330,564)      (46,866)
    Net transfers                    977,278      4,832,275     4,052,042     3,344,487     2,728,402      6,016,293       408,052
                                 -------------------------------------------------------------------------------------------------
  Increase (decrease) in net
    assets from capital
    transactions                   1,260,965      6,053,230     4,834,324     4,362,813     3,494,560      6,816,425       446,183
                                 -------------------------------------------------------------------------------------------------

Increase (decrease) in net
  assets                            (119,649)     4,659,939     4,520,488     4,129,448     3,727,216    (11,003,227)      757,072
Net assets at beginning of
  period                           6,156,122      9,280,600     1,197,632       417,469       513,605     62,089,445     1,722,290
                                 -------------------------------------------------------------------------------------------------
Net assets at end of period      $ 6,036,473   $ 13,940,539   $ 5,718,120   $ 4,546,917   $ 4,240,821   $ 51,086,218   $ 2,479,362
                                 =================================================================================================

ANALYSIS OF INCREASE (DECREASE)
  IN UNITS OUTSTANDING:
Contracts with total expenses
  of 0.85% (1):
  Units sold                               0            213             0             0             0            371            17
  Units redeemed                           0              0             0             0             0              0             0
  Units transferred                        0              0             0             0             0              0             0
                                 -------------------------------------------------------------------------------------------------
Increase in units outstanding              0            213             0             0             0            371            17
Beginning units                            0              0             0             0             0              0             0
                                 -------------------------------------------------------------------------------------------------
Ending units                               0            213             0             0             0            371            17
                                 =================================================================================================
Contracts with total expenses
  of 0.85% (2):
  Units sold                          29,776        130,863        78,068        75,159        68,494        163,276         2,121
  Units redeemed                      (4,928)       (15,308)       (7,180)       (3,493)       (5,538)       (20,894)       (1,378)
  Units transferred                   84,014        415,645       396,657       242,176       241,919        500,344        12,591
                                 -------------------------------------------------------------------------------------------------
Increase in units outstanding        108,862        531,200       467,545       313,842       304,875        642,726        13,334
Beginning units                       30,627        132,522       114,191        30,505        50,264        177,965         2,461
                                 -------------------------------------------------------------------------------------------------
Ending units                         139,489        663,722       581,736       344,347       355,139        820,691        15,795
                                 =================================================================================================
Contracts with total expenses
  of 1.10%:
  Units sold                             555          1,190         4,769           271         4,588          2,816             0
  Units redeemed                           0             (1)            0             0             0             (1)            0
  Units transferred                      101            283           801            35             0            429            39
                                 -------------------------------------------------------------------------------------------------
Increase in units outstanding            656          1,472         5,570           306         4,588          3,244            39
Beginning units                            0              0             0             0             0              0             0
                                 -------------------------------------------------------------------------------------------------
Ending units                             656          1,472         5,570           306         4,588          3,244            39
                                 =================================================================================================
Contracts with total expenses
  of 1.25%:
  Units sold                           9,441          9,825             0             0             0         13,348         5,724
  Units redeemed                      (5,909)       (11,454)            0             0             0        (41,677)       (2,886)
  Units transferred                   14,492         37,516             0             0             0         23,487        24,697
                                 -------------------------------------------------------------------------------------------------
Increase (decrease) in units
  outstanding                         18,024         35,887             0             0             0         (4,842)       27,535
Beginning units                      381,038        555,461             0             0             0      1,971,364       182,417
                                 -------------------------------------------------------------------------------------------------
Ending units                         399,062        591,348             0             0             0      1,966,522       209,952
                                 =================================================================================================

       (1) Offered in Polaris Plus product.

       (2) Offered in Polaris II Asset Manager and Polaris II A-Class products.

                See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                        AIG SUNAMERICA ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2001
                                   (Continued)

                                             Small
                                            Company       SunAmerica                    Telecom       Worldwide
                                             Value         Balanced     Technology      Utility      High Income
                                           Portfolio       Portfolio   Portfolio (3)   Portfolio      Portfolio         TOTAL
                                          ---------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss)            $   715,985    $    468,239    $    (230)   $   214,813    $   207,543    $  44,043,508
  Net realized gains (losses) from
    securities transactions                    12,088        (169,387)        (269)       (91,715)       (11,178)      (3,194,206)
  Change in net unrealized appreciation
    (depreciation) of investments            (183,389)    (16,044,812)     (29,674)      (597,879)      (350,698)    (173,073,957)
                                          ---------------------------------------------------------------------------------------
  Increase (decrease) in net assets
    from operations                           544,684     (15,745,960)     (30,173)      (474,781)      (154,333)    (132,224,655)
                                          ---------------------------------------------------------------------------------------

From capital transactions:
    Net proceeds from units sold              133,638       1,621,768       57,384        126,446        161,156       34,156,545
    Cost of units redeemed                    (75,101)     (2,935,361)         (59)      (190,253)       (39,778)     (21,055,262)
    Net transfers                             929,630       4,275,291       76,035        507,643        399,783      119,368,987
                                          ---------------------------------------------------------------------------------------
  Increase (decrease) in net assets
    from capital transactions                 988,167       2,961,698      133,360        443,836        521,161      132,470,270
                                          ---------------------------------------------------------------------------------------

Increase (decrease) in net assets           1,532,851     (12,784,262)     103,187        (30,945)       366,828          245,615
Net assets at beginning of period           3,298,998      97,606,138            0      6,809,449      1,794,471      762,270,302
                                          ---------------------------------------------------------------------------------------
Net assets at end of period               $ 4,831,849    $ 84,821,876    $ 103,187    $ 6,778,504    $ 2,161,299    $ 762,515,917
                                          =======================================================================================

ANALYSIS OF INCREASE (DECREASE)
  IN UNITS OUTSTANDING:
Contracts with total expenses of
  0.85% (1):
  Units sold                                      211             399            0            161              0
  Units redeemed                                    0               0            0              0              0
  Units transferred                                 0               0            0              0              0
                                          ----------------------------------------------------------------------
Increase in units outstanding                     211             399            0            161              0
Beginning units                                     0               0            0              0              0
                                          ----------------------------------------------------------------------
Ending units                                      211             399            0            161              0
                                          ======================================================================
Contracts with total expenses of
  0.85% (2):
  Units sold                                        0          74,782        7,949          9,224         14,362
  Units redeemed                                    0          (8,485)         (13)        (4,153)        (1,370)
  Units transferred                                 0         271,940       15,647         55,446         14,515
                                          ----------------------------------------------------------------------
Increase in units outstanding                       0         338,237       23,583         60,517         27,507
Beginning units                                     0          93,619            0          9,175          3,802
                                          ----------------------------------------------------------------------
Ending units                                        0         431,856       23,583         69,692         31,309
                                          ======================================================================
Contracts with total expenses of
  1.10%:
  Units sold                                        0             265            0            104              0
  Units redeemed                                    0               0            0              0              0
  Units transferred                                 0               0            0              0              0
                                          ----------------------------------------------------------------------
Increase in units outstanding                       0             265            0            104              0
Beginning units                                     0               0            0              0              0
                                          ----------------------------------------------------------------------
Ending units                                        0             265            0            104              0
                                          ======================================================================
Contracts with total expenses of
  1.25%:
  Units sold                                    9,479          44,759            0          2,552            889
  Units redeemed                               (5,575)       (155,459)           0        (10,793)        (1,684)
  Units transferred                            67,925          60,951            0         (1,828)        15,975
                                          ----------------------------------------------------------------------
Increase (decrease) in units
  outstanding                                  71,829         (49,749)           0        (10,069)        15,180
Beginning units                               260,742       4,976,910            0        457,503        110,742
                                          ----------------------------------------------------------------------
Ending units                                  332,571       4,927,161            0        447,434        125,922
                                          ======================================================================

       (1) Offered in Polaris Plus product.

       (2) Offered in Polaris II Asset Manager and Polaris II A-Class products.

       (3) For the period from August 1, 2000 to April 30, 2001


                See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS


1.      ORGANIZATION

        Variable Annuity Account Seven of AIG SunAmerica Life Assurance Company (formerly, Anchor National Life Insurance Company) (the "Separate Account") is a segregated investment account of AIG SunAmerica Life Assurance Company (the "Company"). The Company is an indirect, wholly owned subsidiary of American International Group, Inc. ("AIG"), an international insurance and financial services holding company. The Company changed its name to SunAmerica National Life Insurance Company on October 5, 2001 and further changed its name to AIG SunAmerica Life Assurance Company on January 24, 2002. However, the Company is continuing to do business as Anchor National Life Insurance Company. It is currently anticipated that the Company will seek regulatory approval to change its name in each state in which it does business to AIG SunAmerica Life Assurance Company effective sometime in the first quarter of 2003. The Separate Account is registered as a segregated unit investment trust pursuant to the provisions of the Investment Company Act of 1940, as amended.

        The Separate Account offers the following products: Polaris Plus, Polaris II Asset Manager, and Polaris II A-Class.

        The Separate Account contracts are sold through the Company's affiliated broker-dealers, independent broker-dealers, full-service securities firms and financial institutions. The distributor of these contracts is SunAmerica Capital Services, Inc., an affiliate of the Company. No underwriting fees are paid in connection with the distribution of the contracts.

        The Separate Account is composed of thirty-six variable portfolios (the "Variable Accounts"). Each of the Variable Accounts is invested solely in the shares of (1) one of the three currently available investment portfolios of Anchor Series Trust ("Anchor Trust"), (2) one of the thirty currently available investment portfolios of SunAmerica Series Trust ("SunAmerica Trust"), or (3) one of the three currently available investment portfolios of Van Kampen Life Investment Trust ("Van Kampen Trust"). The Anchor Trust, the SunAmerica Trust, and the Van Kampen Trust (the "Trusts") are each diversified open-ended investment companies, which retain investment advisers to assist in the investment activities of the Trusts. The Anchor and SunAmerica Trusts are affiliated investment companies. The participant may elect to have investments allocated to any of seven guaranteed-interest funds of the Company (the "General Account"), which are not a part of the Separate Account. The financial statements include balances allocated by the participants to the thirty-six Variable Accounts and do not include balances allocated to the General Account.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS


1.      ORGANIZATION (continued)

        The inception dates of the thirty-six individual funds in the Separate Account are the following: October 15, 2001 for Van Kampen LIT Comstock, Van Kampen LIT Emerging Growth, and Van Kampen LIT Growth and Income Portfolios; September 5, 2000 for the Blue Chip Growth Portfolio; August 22, 2000 for the Growth Opportunities Portfolio; August 21, 2000 for the Technology Portfolio; August 1, 2000 for the Goldman Sachs Research; November 1, 1999 for the MFS Growth and Income and MFS Mid-Cap Growth Portfolios; October 28, 1999 for the MFS Total Return Portfolio; March 31, 1999 for the Worldwide High Income and Real Estate Portfolios; March 24, 1999 for the International Growth & Income Portfolio; March 23, 1999 for the Cash Management, Corporate Bond, Asset Allocation, Equity Income, Emerging Markets, and Small Company Value Portfolios; March 19, 1999 for the Government & Quality Bond, Growth, Capital Appreciation, Global Bond, High-Yield Bond, Growth & Income, Davis Venture Value, Putnam Growth, Alliance Growth, Global Equities, Telecom Utility, SunAmerica Balanced, Federated Value, Aggressive Growth, International Diversified Equities, "Dogs" of Wall Street, and Equity Index Portfolios.

2.      SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

        INVESTMENT ACCOUNTING AND VALUATION: The investments are stated at the fair value of each of the portfolios of the Trusts as determined at the close of the business day. Purchases and sales of shares of the portfolios are valued at the net asset values of such portfolios, which value their investment securities at fair value, on the date the shares are purchased or sold. Dividends and capital gains distributions are recorded on the ex-distribution date. Realized gains and losses on the sale of investments in the Trusts are recognized at the date of sale and are determined on an average cost basis. Accumulation unit values are computed daily based on total net assets of the portfolios.

        FEDERAL INCOME TAXES: The Company qualifies for federal income tax treatment granted to life insurance companies under subchapter L of the Internal Revenue Service Code (the "Code"). The operations of the Separate Account are part of the total operations of the Company and are not taxed separately. Under the current provisions of the Code, the Company does not expect to incur federal income taxes on the earnings of the Separate Account to the extent that the earnings are credited under the contracts. Based on this, no charge is being made currently to the Separate Account for federal income taxes. The Separate Account is not treated as a regulated investment company under the Code.

        USE OF ESTIMATES: The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS


2.      SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

        estimates and assumptions that effect amounts reported therein. Actual results could differ from these estimates.

3.      CHARGES AND DEDUCTIONS

        Charges and deductions are applied against the current value of the Separate Account and are paid as follows:

        WITHDRAWAL CHARGE: The contract provides that in the event that a contract holder withdraws all or a portion of the contract value during the surrender charge period, withdrawal charges may be assessed on the excess of the free withdrawal amounts as defined in the contract. The withdrawal charges are based on tables of charges applicable to the contracts, with a maximum charge of 6% of any amount withdrawn that exceed the free withdrawal amount.

        MORTALITY AND EXPENSE RISK CHARGE: The Company deducts mortality and expense risk charges, computed on a daily basis as a percentage of the net asset value. The total annual rate of the net asset value of each portfolio, depending on the benefit options elected for each product, is as follows: Polaris Plus, 0.85% or 1.25%, and Polaris II Asset Manager and Polaris II A-Class, 0.85% or 1.10%. The mortality risk charge is compensation for the mortality risks assumed by the Company from its contractual obligations to make annuity payments after the contract has annuitized for the life of the annuitant and to provide the standard death benefit. The expense risk charge is compensation for assuming the risk that the current contract administration charges will be insufficient in the future to cover the cost of administering the contract.

        DISTRIBUTION EXPENSE CHARGE: The Company deducts a distribution expense charge at an annual rate of 0.15% of the net asset value of each portfolio, computed on a daily basis. This charge is for all expenses associated with the distribution of the contract. If this charge is not sufficient to cover the cost of distributing the contract, the Company will bear the loss.

        TRANSFER FEE: A transfer fee of $25 ($10 in Pennsylvania and Texas), depending on the contract provisions, may be assessed on each transfer of funds in excess of the maximum transactions allowed within a contract year and is recorded as a redemption in the accompanying statement of changes in net assets.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS


3.      CHARGES AND DEDUCTIONS (continued)

        INCOME PROTECTOR FEE: The optional Income Protector Program, offered in Polaris Plus, provides a guaranteed fixed minimum retirement income upon annuitization. Thefee is either 0.15% or 0.30% of the Income Benefit Base, deducted annually from the contract value, and is recorded as a redemption in the accompanying statement of changes in net assets. The Income Benefit Base is calculated using the contract value on the effective date of the enrollment in the program and then each subsequent contract anniversary, adjusted for the applicable growth rates, purchase payments, proportional withdrawals, fees and charges.

        PREMIUM TAXES: Premium taxes or other taxes payable to a state or other governmental entity will be charged against the contract values. Some states assess premium taxes at the time purchase payments are made; others assess premium taxes at the time annuity payments begin or at the time of surrender. The Company currently intends to deduct premium taxes at the time of surrender or upon annuitization; however, it reserves the right to deduct any premium taxes when incurred or upon payment of the death benefit.

        SEPARATE ACCOUNT INCOME TAXES: The Company currently does not maintain a provision for taxes, but has reserved the right to establish such a provision for taxes in the future if it determines, in its sole discretion, that it will incur a tax as a result of the operation of the Separate Account.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS


4.     PURCHASES AND SALES OF INVESTMENTS

       The aggregate cost of the shares acquired and the aggregate proceeds from shares sold during the year ended April 30, 2002 consist of the following:

                                                           Cost of          Proceeds
                                                            Shares            from
        Portfolios                                         Acquired        Shares Sold
        ----------                                        -----------      -----------
        ANCHOR TRUST:
        Capital Appreciation Portfolio                    $22,534,729      $ 2,444,703
        Government and Quality Bond Portfolio               9,726,009        5,127,174
        Growth Portfolio                                   11,047,554        1,424,795

        SUNAMERICA TRUST:
        Aggressive Growth Portfolio                       $ 5,048,461      $ 2,328,696
        Alliance Growth Portfolio                          19,220,319        7,676,117
        Asset Allocation Portfolio                          3,235,470        1,785,456
        Blue Chip Growth Portfolio                            596,582           41,692
        Cash Management Portfolio                           9,991,136       10,845,469
        Corporate Bond Portfolio                            4,864,075        1,983,409
        Davis Venture Value Portfolio                      25,607,995        1,794,577
        "Dogs" of Wall Street Portfolio                     1,847,881        1,147,417
        Emerging Markets Portfolio                          2,945,998        2,931,947
        Equity Income Portfolio                             1,021,937          423,479
        Equity Index Portfolio                              1,814,534        3,852,070
        Federated Value Portfolio                           4,156,362          668,407
        Global Bond Portfolio                               1,742,217          819,274
        Global Equities Portfolio                           4,322,958        1,404,343
        Goldman Sachs Research Portfolio                      433,491           37,977
        Growth-Income Portfolio                            14,305,409        5,631,688
        Growth Opportunities Portfolio                        184,407           69,229
        High-Yield Bond Portfolio                           2,542,683        1,095,804
        International Diversified Equities Portfolio        2,085,611        1,195,813
        International Growth & Income Portfolio             5,919,841        3,001,581
        MFS Growth and Income Portfolio                     5,187,339          816,845
        MFS Mid-Cap Growth Portfolio                        3,087,383          921,801
        MFS Total Return Portfolio                         13,461,840          230,077
        Putnam Growth Portfolio                             4,151,615        4,355,673
        Real Estate Portfolio                               1,951,933          455,889
        Small Company Value Portfolio                       2,942,148          944,371
        SunAmerica Balanced Portfolio                       7,193,241        7,122,821

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS


4.      PURCHASES AND SALES OF INVESTMENTS (continued)

                                                           Cost of          Proceeds
                                                            Shares            from
        Portfolios                                         Acquired        Shares Sold
                                                          -----------      -----------
        SUNAMERICA TRUST (continued):
        Technology Portfolio                              $   114,042      $    27,719
        Telecom Utility Portfolio                             649,596          733,821
        Worldwide High Income Portfolio                       574,966          252,397

        VAN KAMPEN TRUST: *
        Comstock Portfolio                                $ 5,097,661      $    60,842
        Emerging Growth Portfolio                             646,117            2,603
        Growth and Income Portfolio                         2,253,857           31,985

      * For the period from October 15, 2001 (effective date) to April 30, 2002

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS


5.      UNIT VALUES

        A summary of unit values and units outstanding for the variable accounts and the expense ratios, excluding expenses of the underlying funds, total return and net investment income ratios for the period ended April 30, 2002 follows:


                                                                              Ratio of
                                                   Net Assets                expenses to      Ratio of
                                          -----------------------------       average        investment          Total
                                           Unit Value                        net assets      income to           Return
                                            Lowest to          Total           Lowest         average           Lowest to
          Units                            Highest ($)       Value ($)      to Highest (1)  net assets (3)     Highest (4)
-------------------------                 --------------     ----------     --------------  -------------- -------------------
Capital Appreciation Portfolio
        3,065,679                          7.30 to 31.69     50,711,970     0.85% to 1.25%       0.25%      -15.26% to -14.92%

Government and Quality Bond Portfolio
        3,705,363                         11.38 to 15.70     56,444,402     0.85% to 1.25%       4.34%          5.79% to 6.22%

Growth Portfolio
        1,992,150                          7.73 to 25.65     31,805,872     0.85% to 1.25%       0.14%      -11.97% to -11.61%

Aggressive Growth Portfolio
        1,103,249                          5.08 to 13.07     13,297,839     0.85% to 1.25%       0.42%      -24.04% to -23.73%

Alliance Growth Portfolio
        5,535,320                          5.67 to 28.66     97,221,210     0.85% to 1.25%       0.00%      -20.20% to -19.88%

Asset Allocation Portfolio
          871,609                          9.59 to 18.33     13,635,471     0.85% to 1.25%       3.34%        -4.01% to -3.63%

Blue Chip Growth Portfolio
          120,407                           5.62 to 5.64        679,101     0.85% to 1.10%       0.06%      -20.83% to -20.64%

Cash Management Portfolio
        2,019,793                         10.51 to 13.18     26,214,963     0.85% to 1.25%       3.98%     -0.21% to 0.22% (2)

Corporate Bond Portfolio
          934,852                         10.52 to 14.36     12,670,300     0.85% to 1.25%       5.50%          5.20% to 5.62%

Davis Venture Value Portfolio
        4,325,979                          9.02 to 25.68     56,606,074     0.85% to 1.25%       0.49%        -8.93% to -8.57%

"Dogs" of Wall Street Portfolio
          727,879                         10.18 to 11.60      7,507,418     0.85% to 1.25%       2.16%          7.85% to 8.29%

Emerging Markets Portfolio
          739,403                          7.37 to 10.01      5,654,737     0.85% to 1.25%       0.28%          9.27% to 9.76%

Equity Income Portfolio
          790,453                         10.38 to 10.48      8,280,359     0.85% to 1.25%       1.67%        -4.39% to -4.01%

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS


        5.      UNIT VALUES (Continued)

                                                                                     Ratio of
                                                            Net Assets              expenses to      Ratio of
                                                 -----------------------------       average        investment          Total
                                                  Unit Value                        net assets      income to           Return
                                                   Lowest to           Total           Lowest         average          Lowest to
            Units                                 Highest ($)        Value ($)     to Highest (1)  net assets (3)     Highest (4)
        --------------                           --------------     ----------     --------------  -------------- ------------------
Equity Index Portfolio
        5,913,603                                  7.20 to 7.97     47,100,945     0.85% to 1.25%       0.81%     -14.14% to -13.81%

Federated Value Portfolio
          968,846                                 9.83 to 15.94     12,456,497     0.85% to 1.25%       1.27%       -8.03% to -7.67%

Global Bond Portfolio
          560,409                                10.76 to 15.80      8,628,048     0.85% to 1.25%       9.06%         2.24% to 2.69%

Global Equities Portfolio
        1,238,372                                 7.05 to 16.27     14,260,497     0.85% to 1.25%       0.10%     -18.59% to -18.26%

Goldman Sachs Research Portfolio
           87,811                                  6.07 to 6.09        534,501     0.85% to 1.10%       0.00%     -30.33% to -30.14%

Growth-Income Portfolio
        4,836,055                                 7.43 to 25.71     81,959,764     0.85% to 1.25%       0.78%     -15.27% to -14.92%

Growth Opportunities Portfolio
           75,698                                  5.01 to 5.24        379,270     0.85% to 1.10%       0.01%      -27.11 to -26.93%

High-Yield Bond Portfolio
          556,317                                 8.73 to 12.74      6,337,878     0.85% to 1.25%      13.39%       -6.34% to -5.95%

International Diversified Equities Portfolio
          616,557                                 6.61 to 10.24      5,524,611     0.85% to 1.25%       0.00%     -16.98% to -16.64%

International Growth & Income Portfolio
        1,529,262                                 7.63 to 11.01     14,502,139     0.85% to 1.25%       0.31%     -12.90% to -12.55%

MFS Growth & Income Portfolio
        1,038,423                                  8.20 to 8.22      8,539,104     0.85% to 1.10%       0.59%     -15.74% to -15.53%

MFS Mid-Cap Growth Portfolio
          468,320                                  8.24 to 8.27      3,871,747     0.85% to 1.10%       0.00%     -37.49% to -37.32%

MFS Total Return Portfolio
        1,469,115                                11.82 to 11.86     17,418,122     0.85% to 1.10%       1.59%         0.33% to 0.59%

Putnam Growth Portfolio
        2,811,912                                 6.06 to 17.54     38,564,294     0.85% to 1.25%       0.00%     -21.93% to -21.61%

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS


5.      UNIT VALUES (Continued)

                                                                        Ratio of
                                              Net Assets              expenses to       Ratio of
                                    -----------------------------       average        investment             Total
                                      Unit Value                       net assets      income to              Return
                                      Lowest to           Total          Lowest         average             Lowest to
            Units                    Highest ($)        Value ($)     to Highest (1)  net assets (3)        Highest (4)
        --------------              --------------     ----------     --------------  -------------- ------------------------

Real Estate Portfolio
          340,849                   12.27 to 14.32      4,325,632     0.85% to 1.25%       2.83%             12.98% to 13.44%

Small Company Portfolio
          459,017                   11.57 to 16.63      7,626,802     0.85% to 1.25%       0.00%             14.49% to 14.96%

SunAmerica Balanced Portfolio
        5,247,157                    7.06 to 14.30     71,012,625     0.85% to 1.25%       2.20%           -12.80% to -12.45%

Technology Portfolio
           49,194                     2.50 to 2.51        123,314     0.85% to 1.10%       0.00%           -42.89% to -42.70%

Telecom Utility Portfolio
          501,860                    7.31 to 10.77      5,128,284     0.85% to 1.25%       3.44%           -21.36% to -20.48%

Worldwide High Income Portfolio
          166,212                    9.71 to 14.68      2,214,342     0.85% to 1.25%      13.23%              -0.40% to 0.00%

Comstock Portfolio
          489,178                   10.02 to 10.03      4,904,860     0.85% to 1.10%       0.66%       0.17% (5) to 0.27% (5)

Emerging Growth Portfolio
           65,032                     9.45 to 9.47        614,792     0.85% to 1.10%       0.07%     -5.51% (5) to -5.29% (5)

Growth & Income Portfolio
          208,564                   10.78 to 10.81      2,253,232     0.85% to 1.10%       1.03%       7.76% (5) to 8.07% (5)
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(1)     Represents the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges for the period indicated. The ratios include only those expenses that result in a direct reduction to unit values and exclude the expenses of the underlying funds and charges made directly to contract holder accounts through the redemption of units. Ratios are annualized for periods less than one year.

(2)     Represents the annualized effective yield for the 7 day period ended
        April 30, 2002.

(3) Represents the dividends, excluding distributions of capital gains, received by the individual variable accounts from the underlying funds, net of management fees assessed by the fund managers, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in a direct reduction in the unit values. The recognition of investment income by the variable accounts is affected by the timing of the declaration of dividends by the underlying funds in which the variable accounts invest. Ratios are annualized for periods less than one year.

(4) Represents the total return for the period indicated, including changes in the underlying funds, and reflects deductions for all items included in the expense ratio. Total return does not include any expenses assessed through the redemption of units. The total return is calculated for the period indicated or from the effective date of a particular investment option in the variable account through the end of the reporting period.

(5)     For the period from October 15, 2001 (effective date) to April 30, 2002.



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